JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT

G

Annual Report

To

Contract Owners

December 31, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (FVFI2)1

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)

ProFunds - ProFund VP Government Money Market (PROGMM)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Large-Cap Growth (PROLCG)

ProFunds - ProFund VP Large-Cap Value (PROLCV)

ProFunds - ProFund VP Mid-Cap (PROMC)

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)

ProFunds - ProFund VP Mid-Cap Value (PROMCV)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Small-Cap (PROSC)

ProFunds - ProFund VP Small-Cap Growth (PROSCG)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Small-Cap Value (PROSCV)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

ProFunds - ProFund VP Short International (PROSIN)

ProFunds - ProFund VP Short Mid-Cap (PROSMC)

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)

ProFunds - ProFund VP Short Small-Cap (PROSSC)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)

ProFunds - ProFund VP UltraMid-Cap (PROUMC)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

RUSSELL INVESTMENTS

Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)

Russell Investment Funds - International Developed Markets Fund (RLVIDM)

Russell Investment Funds - Balanced Strategy Fund (RLVLBS)

Russell Investment Funds - Equity Aggressive Strategy Fund (RLVLEG)1

Russell Investment Funds - Moderate Strategy Fund (RLVLMS)

Russell Investment Funds - Strategic Bond Fund (RLVSB)

Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)

Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)1

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 6, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 14, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares (GVBMNS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 1, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 9, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares (GVBMSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 20, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended

December 31, 2025 and the period from October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 1, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 6, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 7, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 12, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 16, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 18, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
ABSCGB	98,422	$1,130,197	$970,444	$-	$970,444	$-	$970,444	$970,444	$-	$970,444
ABTGB	143,602	4,489,040	4,345,408	1	4,345,409	-	4,345,409	4,345,409	-	4,345,409
ALVDAB	18,988	200,203	205,642	-	205,642	-	205,642	205,642	-	205,642
ALVGIA	754,976	22,580,287	23,962,949	1	23,962,950	-	23,962,950	23,776,702	186,248	23,962,950
ALVIVB	69,190	1,142,180	1,440,540	-	1,440,540	1	1,440,539	1,440,539	-	1,440,539
ALVSVB	452,652	7,584,713	7,373,703	2	7,373,705	-	7,373,705	7,373,705	-	7,373,705
APTGBS	1,396,676	48,826,581	54,135,167	-	54,135,167	-	54,135,167	54,120,948	14,219	54,135,167
AASCO	941	21,415	17,535	-	17,535	-	17,535	17,535	-	17,535
ALCAI2	410,028	47,785,288	52,832,083	1	52,832,084	-	52,832,084	52,830,473	1,611	52,832,084
ALCGI2	161,360	16,375,932	16,647,492	-	16,647,492	-	16,647,492	16,647,492	-	16,647,492
ALMGI2	289,507	6,508,430	6,896,059	-	6,896,059	1	6,896,058	6,893,664	2,394	6,896,058
SVDF	124,161	2,473,792	3,140,043	-	3,140,043	1	3,140,042	3,140,042	-	3,140,042
SVOF	32,215	820,874	827,933	2	827,935	-	827,935	827,935	-	827,935
AAEIP3	691,007	9,007,184	8,685,958	-	8,685,958	-	8,685,958	8,685,958	-	8,685,958
AAGEA2	788,868	11,080,366	13,434,423	-	13,434,423	-	13,434,423	13,434,423	-	13,434,423
ABEAA2	1,929,250	20,889,077	21,704,065	2	21,704,067	-	21,704,067	21,704,067	-	21,704,067
ACEAA2	655,521	6,848,440	7,086,184	-	7,086,184	1	7,086,183	7,086,183	-	7,086,183
AGEAA2	963,863	11,178,185	12,867,569	2	12,867,571	-	12,867,571	12,867,571	-	12,867,571
ARLPE3	48,467	614,843	600,028	-	600,028	2	600,026	600,026	-	600,026
AUGEA2	583,944	5,964,297	6,078,861	1	6,078,862	-	6,078,862	6,078,862	-	6,078,862
AMVAA4	3,674,997	90,071,332	98,379,680	1	98,379,681	-	98,379,681	97,924,413	455,268	98,379,681
AMVBC4	5,134,947	76,005,125	90,118,323	2	90,118,325	-	90,118,325	90,062,595	55,730	90,118,325
AMVBD4	10,541,245	98,097,344	98,138,991	-	98,138,991	2	98,138,989	98,126,766	12,223	98,138,989
AMVCB4	2,275,296	27,265,804	32,900,779	1	32,900,780	-	32,900,780	32,900,780	-	32,900,780
AMVGB4	599,469	5,947,926	5,952,723	1	5,952,724	-	5,952,724	5,952,724	-	5,952,724
AMVGG4	963,980	31,642,671	36,197,447	2	36,197,449	-	36,197,449	36,194,407	3,042	36,197,449
AMVGI4	1,203,077	69,936,747	77,923,304	-	77,923,304	1	77,923,303	77,709,495	213,808	77,923,303
AMVGR4	1,219,256	124,874,419	163,855,813	-	163,855,813	-	163,855,813	163,850,384	5,429	163,855,813
AMVGS4	485,255	8,146,970	9,205,289	-	9,205,289	2	9,205,287	9,205,287	-	9,205,287
AMVGW4	1,714,011	23,188,527	30,595,093	-	30,595,093	-	30,595,093	30,595,093	-	30,595,093
AMVHI4	4,236,438	43,398,290	43,508,216	1	43,508,217	-	43,508,217	43,402,808	105,409	43,508,217
AMVI4	975,038	19,150,516	21,285,076	-	21,285,076	2	21,285,074	21,285,074	-	21,285,074
AMVIG4	2,588,937	26,260,770	33,319,623	-	33,319,623	1	33,319,622	33,306,385	13,237	33,319,622
AMVM4	3,400,437	31,428,696	31,318,022	1	31,318,023	-	31,318,023	31,316,534	1,489	31,318,023
AMVNW4	3,458,482	92,336,018	109,668,471	-	109,668,471	1	109,668,470	109,665,049	3,421	109,668,470
AMVUA4	2,679,389	26,469,161	26,097,250	-	26,097,250	-	26,097,250	26,056,202	41,048	26,097,250
AVPAP2	628,433	8,051,407	8,169,634	1	8,169,635	-	8,169,635	8,169,635	-	8,169,635

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
AVRBP2	238,247	2,684,125	3,023,349	-	3,023,349	1	3,023,348	3,023,348	-	3,023,348
AVRGP2	3,522	42,588	49,725	-	49,725	-	49,725	49,725	-	49,725
AVRIP2	715	6,123	6,642	-	6,642	1	6,641	6,641	-	6,641
BRVCA3	1,945	15,419	13,399	-	13,399	-	13,399	13,399	-	13,399
BRVED3	2,709,686	30,000,571	31,053,005	-	31,053,005	1	31,053,004	31,053,004	-	31,053,004
BRVHY3	7,138,449	49,219,065	50,254,682	258,763	50,513,445	-	50,513,445	50,454,686	58,759	50,513,445
BRVTR3	4,950,647	49,343,413	50,051,041	213,151	50,264,192	-	50,264,192	50,255,277	8,915	50,264,192
BVLCC3	529,635	13,302,211	14,072,396	-	14,072,396	1	14,072,395	14,072,395	-	14,072,395
BVLCV3	976,305	9,784,503	9,802,105	1	9,802,106	-	9,802,106	9,802,106	-	9,802,106
BVLFG3	834,863	17,876,643	17,440,285	-	17,440,285	-	17,440,285	17,440,285	-	17,440,285
MLVGA3	2,278,387	30,253,080	30,393,684	-	30,393,684	-	30,393,684	30,393,684	-	30,393,684
DSIF	677,476	47,453,125	59,042,032	-	59,042,032	2	59,042,030	58,900,552	141,478	59,042,030
DVSCS	1,999,694	36,357,387	36,014,493	-	36,014,493	-	36,014,493	36,012,342	2,151	36,014,493
CVSBF	4,061,341	9,946,141	11,412,369	1	11,412,370	-	11,412,370	11,412,370	-	11,412,370
CLVGT2	1,172,089	31,796,905	39,815,870	-	39,815,870	-	39,815,870	39,809,517	6,353	39,815,870
CLVLV1	467,350	18,916,698	26,190,293	-	26,190,293	-	26,190,293	26,184,992	5,301	26,190,293
CLVSI2	3,358,086	11,981,519	12,559,241	-	12,559,241	-	12,559,241	12,559,241	-	12,559,241
CLVSV1	138,419	5,533,587	5,802,539	-	5,802,539	-	5,802,539	5,802,539	-	5,802,539
CSCRS	243,346	4,504,179	4,842,591	-	4,842,591	-	4,842,591	4,842,591	-	4,842,591
DFVEA	7,860,894	116,189,655	144,954,880	-	144,954,880	1	144,954,879	144,954,241	638	144,954,879
DFVGB	13,827,346	141,171,149	134,816,628	-	134,816,628	2	134,816,626	134,803,303	13,323	134,816,626
DFVGMI	5,799,523	87,853,676	105,087,364	-	105,087,364	1	105,087,363	104,722,957	364,406	105,087,363
DFVIS	6,799,396	84,635,691	100,495,068	-	100,495,068	1	100,495,067	100,464,103	30,964	100,495,067
DFVIV	11,266,561	156,669,303	208,769,381	1	208,769,382	-	208,769,382	208,694,902	74,480	208,769,382
DFVSTF	15,028,414	152,818,371	151,336,130	-	151,336,130	2	151,336,128	151,261,646	74,482	151,336,128
DFVULV	6,565,110	209,701,003	229,188,004	-	229,188,004	2	229,188,002	229,132,435	55,567	229,188,002
DFVUTV	8,336,227	185,232,501	185,731,147	-	185,731,147	4	185,731,143	185,709,587	21,556	185,731,143
ETVFR	4,751,945	40,617,087	39,773,779	-	39,773,779	-	39,773,779	39,697,779	76,000	39,773,779
FHIB	2,878,725	15,819,319	16,639,030	-	16,639,030	1	16,639,029	16,627,803	11,226	16,639,029
FVK2S	88,787	1,391,714	1,539,560	-	1,539,560	1	1,539,559	1,539,559	-	1,539,559
FVU2	628,203	5,712,664	6,533,315	-	6,533,315	-	6,533,315	6,533,315	-	6,533,315
FB2	2,917,678	63,635,155	74,254,915	-	74,254,915	3	74,254,912	74,219,997	34,915	74,254,912
FC2	1,537,482	84,756,406	87,421,237	-	87,421,237	1	87,421,236	87,385,992	35,244	87,421,236

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
FDCA2	7,293	99,954	134,694	1	134,695	-	134,695	134,695	-	134,695
FDSCS2	2,377,069	42,662,949	47,993,029	-	47,993,029	1	47,993,028	47,973,509	19,519	47,993,028
FEI2	925,479	23,905,600	26,033,725	2	26,033,727	-	26,033,727	26,033,727	-	26,033,727
FEMS2	979,559	13,615,110	15,526,011	1	15,526,012	-	15,526,012	15,526,012	-	15,526,012
FG2	1,040,355	105,231,763	96,628,147	1	96,628,148	-	96,628,148	96,627,034	1,114	96,628,148
FGI2	766,170	22,520,044	24,509,794	-	24,509,794	1	24,509,793	24,509,793	-	24,509,793
FGO2	872,014	59,665,991	84,062,144	2	84,062,146	-	84,062,146	83,366,767	695,379	84,062,146
FHI2	10,322,253	47,685,514	47,585,589	-	47,585,589	-	47,585,589	47,575,127	10,462	47,585,589
FIGBP2	14,639,888	162,535,108	160,599,570	-	160,599,570	2	160,599,568	160,550,924	48,644	160,599,568
FMC2	518,305	18,890,453	18,228,780	-	18,228,780	-	18,228,780	18,228,780	-	18,228,780
FNRS2	667,242	17,790,134	18,082,271	1	18,082,272	-	18,082,272	18,053,895	28,377	18,082,272
FO2	369,884	10,213,317	10,031,248	-	10,031,248	2	10,031,246	10,025,519	5,727	10,031,246
FRESS2	300,897	5,041,949	5,241,632	-	5,241,632	-	5,241,632	5,241,632	-	5,241,632
FV2	956,701	18,065,931	17,909,442	-	17,909,442	-	17,909,442	17,909,442	-	17,909,442
FVF202	1,428	16,065	15,947	-	15,947	-	15,947	15,947	-	15,947
FVF602	91,274	968,155	1,066,993	-	1,066,993	1	1,066,992	1,066,992	-	1,066,992
FVF702	174	2,062	2,610	-	2,610	-	2,610	2,610	-	2,610
FVFI2	182,511	2,047,764	2,122,598	1	2,122,599	-	2,122,599	2,122,599	-	2,122,599
FVFRHI	2,705,867	26,993,117	26,111,620	-	26,111,620	1	26,111,619	26,015,574	96,045	26,111,619
FVICA2	1,990,422	44,046,639	52,248,570	1	52,248,571	-	52,248,571	52,248,571	-	52,248,571
FVSIS2	5,223,674	56,446,002	57,826,069	1	57,826,070	-	57,826,070	57,824,140	1,930	57,826,070
FVSS2	683,526	11,323,980	11,052,621	1	11,052,622	-	11,052,622	11,052,622	-	11,052,622
FVTV2	3,069	37,573	33,083	-	33,083	1	33,082	33,082	-	33,082
FEOVF	1,936,067	49,367,817	54,054,990	1	54,054,991	-	54,054,991	53,943,181	111,810	54,054,991
FTVGI2	517,191	6,662,508	6,811,408	-	6,811,408	-	6,811,408	6,811,408	-	6,811,408
FTVGR2	451,382	5,570,982	5,895,047	-	5,895,047	-	5,895,047	5,895,047	-	5,895,047
FTVIS2	1,304,533	19,324,721	19,776,720	2	19,776,722	-	19,776,722	19,776,722	-	19,776,722
FTVMS2	136,901	2,177,750	2,204,101	-	2,204,101	1	2,204,100	2,204,100	-	2,204,100
FTVRD2	732,485	19,890,641	20,538,887	-	20,538,887	2	20,538,885	20,538,885	-	20,538,885
FTVSI2	1,183,284	10,541,462	10,803,383	-	10,803,383	2	10,803,381	10,803,381	-	10,803,381
FTVUG2	865,523	8,973,270	9,087,996	-	9,087,996	-	9,087,996	9,086,515	1,481	9,087,996
GVBJJS	65,010	738,897	695,603	-	695,603	-	695,603	695,603	-	695,603
GVBMNS	75,517	778,211	786,133	-	786,133	-	786,133	786,133	-	786,133

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
GVBMSS	171,999	1,902,402	1,836,952	-	1,836,952	-	1,836,952	1,836,952	-	1,836,952
GVFRB	1,047,088	26,109,174	24,617,033	1	24,617,034	-	24,617,034	24,614,863	2,171	24,617,034
GVR2XS	6,574	1,132,670	1,123,559	-	1,123,559	-	1,123,559	1,123,559	-	1,123,559
GVRUGM	71,955	71,954	71,955	-	71,955	-	71,955	71,955	-	71,955
GVTRBE	8,020,663	119,345,391	117,983,949	-	117,983,949	5	117,983,944	117,904,804	79,140	117,983,944
RAF	3,420	363,390	356,041	-	356,041	1	356,040	356,040	-	356,040
RBF	24,126	2,138,199	2,235,761	-	2,235,761	-	2,235,761	2,235,761	-	2,235,761
RBKF	14,391	1,854,931	2,058,237	-	2,058,237	1	2,058,236	2,058,236	-	2,058,236
RBMF	22,918	2,405,926	2,705,967	-	2,705,967	1	2,705,966	2,705,966	-	2,705,966
RCPF	14,925	1,079,408	917,426	1	917,427	-	917,427	917,427	-	917,427
RELF	40,300	7,822,237	8,639,087	-	8,639,087	1	8,639,086	8,639,086	-	8,639,086
RENF	10,398	2,606,347	2,629,311	3	2,629,314	-	2,629,314	2,622,827	6,487	2,629,314
RESF	4,063	1,250,872	1,250,674	-	1,250,674	-	1,250,674	1,250,674	-	1,250,674
RFSF	24,425	2,993,409	3,037,950	3	3,037,953	-	3,037,953	3,036,178	1,775	3,037,953
RHCF	34,225	2,621,398	2,732,864	2	2,732,866	-	2,732,866	2,732,866	-	2,732,866
RHYS	47,461	3,797,157	3,809,697	4	3,809,701	-	3,809,701	3,787,982	21,719	3,809,701
RINF	8,560	934,836	951,076	1	951,077	-	951,077	951,077	-	951,077
RJNF	2,512	273,203	274,622	-	274,622	-	274,622	274,622	-	274,622
RLCE	7,791	1,168,777	1,244,561	-	1,244,561	2	1,244,559	1,244,559	-	1,244,559
RLCJ	194	19,419	21,413	-	21,413	-	21,413	21,413	-	21,413
RLF	19,597	2,695,477	2,675,936	-	2,675,936	-	2,675,936	2,675,936	-	2,675,936
RMED	1,075	261,598	265,213	1	265,214	-	265,214	265,214	-	265,214
RMEK	6,327	505,153	535,179	-	535,179	-	535,179	535,179	-	535,179
RNF	73,822	18,914,576	18,995,938	-	18,995,938	1	18,995,937	18,995,937	-	18,995,937
ROF	363,796	35,037,652	35,189,992	-	35,189,992	1	35,189,991	35,189,991	-	35,189,991
RPMF	98,310	8,310,325	9,542,923	3	9,542,926	-	9,542,926	9,542,926	-	9,542,926
RREF	12,938	494,405	493,720	2	493,722	-	493,722	493,722	-	493,722
RRF	6,857	972,850	969,300	-	969,300	2	969,298	969,298	-	969,298
RTEC	45,354	10,527,975	11,031,792	-	11,031,792	2	11,031,790	11,031,790	-	11,031,790
RTEL	18,582	1,489,212	1,545,806	1	1,545,807	-	1,545,807	1,545,807	-	1,545,807
RTF	27,691	15,768,597	16,761,382	1	16,761,383	-	16,761,383	16,761,383	-	16,761,383
RTRF	11,875	1,205,189	1,194,620	1	1,194,621	-	1,194,621	1,194,621	-	1,194,621
RUF	2,580	239,686	236,357	-	236,357	1	236,356	211,733	24,623	236,356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
RUGB	18,741	3,339,015	3,349,145	-	3,349,145	-	3,349,145	3,349,145	-	3,349,145
RUTL	109,910	4,742,664	4,749,228	-	4,749,228	1	4,749,227	4,746,238	2,989	4,749,227
RVARS	176,291	4,459,422	4,139,317	-	4,139,317	-	4,139,317	4,135,283	4,034	4,139,317
RVCMD	18,557	1,679,155	1,660,874	1	1,660,875	-	1,660,875	1,658,227	2,648	1,660,875
RVF	428,488	95,242,849	95,831,281	-	95,831,281	-	95,831,281	95,831,281	-	95,831,281
RVIDD	2,220	248,789	251,849	-	251,849	1	251,848	251,848	-	251,848
RVIMC	462	71,646	63,216	-	63,216	1	63,215	63,215	-	63,215
RVISC	974	118,628	116,495	-	116,495	-	116,495	116,495	-	116,495
RVLCG	121,449	6,863,858	6,776,851	-	6,776,851	-	6,776,851	6,776,851	-	6,776,851
RVLCV	32,291	2,089,529	2,126,060	-	2,126,060	1	2,126,059	2,126,059	-	2,126,059
RVLDD	10,114	2,772,797	2,747,844	-	2,747,844	1	2,747,843	2,747,843	-	2,747,843
RVMCG	41,643	1,608,582	1,612,815	1	1,612,816	-	1,612,816	1,612,816	-	1,612,816
RVMCV	42,155	2,063,896	2,031,894	-	2,031,894	-	2,031,894	2,031,894	-	2,031,894
RVMFU	321,560	5,485,487	5,408,640	-	5,408,640	-	5,408,640	5,405,552	3,088	5,408,640
RVSCG	109,439	6,308,810	6,280,731	-	6,280,731	1	6,280,730	6,280,730	-	6,280,730
RVSCV	61,374	5,427,676	5,384,324	-	5,384,324	1	5,384,323	5,384,012	311	5,384,323
RVSDL	5,295	224,809	226,556	1	226,557	-	226,557	226,557	-	226,557
RVWDL	1,232	146,974	152,374	1	152,375	-	152,375	152,375	-	152,375
SBLP	172,848	4,269,282	4,274,523	-	4,274,523	2	4,274,521	4,274,521	-	4,274,521
ACC1	741,112	15,206,730	15,874,609	1	15,874,610	-	15,874,610	15,874,610	-	15,874,610
ACGI	171,609	3,511,892	3,660,429	-	3,660,429	1	3,660,428	3,660,428	-	3,660,428
AVGI	18,696	562,750	673,614	-	673,614	-	673,614	673,614	-	673,614
AVHY1	1,157,935	5,467,424	5,488,610	3	5,488,613	-	5,488,613	5,488,613	-	5,488,613
AVIE	86,781	3,064,649	3,133,668	-	3,133,668	1	3,133,667	3,133,667	-	3,133,667
IS5D2	561,747	6,540,288	6,757,819	1	6,757,820	-	6,757,820	6,757,820	-	6,757,820
IS5J2	417,843	5,527,103	5,611,632	2	5,611,634	-	5,611,634	5,611,634	-	5,611,634
IS5M2	739,908	8,243,604	8,390,555	-	8,390,555	1	8,390,554	8,390,554	-	8,390,554
IS5S2	564,255	6,469,741	6,765,417	-	6,765,417	-	6,765,417	6,765,417	-	6,765,417
IVAVS2	178,856	3,056,249	3,176,474	1	3,176,475	-	3,176,475	3,176,475	-	3,176,475
IVBRA2	447,484	3,822,735	3,758,862	-	3,758,862	-	3,758,862	3,758,862	-	3,758,862
IVCPB2	292,611	1,699,876	1,688,367	-	1,688,367	-	1,688,367	1,688,367	-	1,688,367
IVCPBI	5,888,297	34,095,057	34,446,535	1	34,446,536	-	34,446,536	34,329,881	116,655	34,446,536
IVGMMI	52,771	52,771	52,771	-	52,771	1	52,770	33,544	19,226	52,770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
IVGS1	1,361,921	14,130,901	14,504,460	-	14,504,460	1	14,504,459	14,500,763	3,696	14,504,459
IVHS	136,074	3,943,607	4,067,264	-	4,067,264	-	4,067,264	4,036,396	30,868	4,067,264
IVKEI1	586,501	10,202,413	10,715,371	-	10,715,371	-	10,715,371	10,715,371	-	10,715,371
IVMCC2	351,075	3,395,057	3,686,287	-	3,686,287	-	3,686,287	3,686,287	-	3,686,287
IVRE	817,447	12,482,187	11,575,051	2	11,575,053	-	11,575,053	11,575,053	-	11,575,053
IVT	762,170	18,066,133	19,580,137	-	19,580,137	-	19,580,137	19,580,137	-	19,580,137
OVGIS	174,635	2,973,939	3,745,918	-	3,745,918	2	3,745,916	3,745,916	-	3,745,916
OVGSS	312,059	10,418,765	11,327,749	-	11,327,749	-	11,327,749	11,327,749	-	11,327,749
OVIGS	3,018,172	5,808,744	6,247,616	1	6,247,617	-	6,247,617	6,247,617	-	6,247,617
OVSBS	960,041	4,445,956	4,531,392	-	4,531,392	-	4,531,392	4,531,392	-	4,531,392
JABIN	1,102,251	50,968,854	61,571,719	1	61,571,720	-	61,571,720	61,571,720	-	61,571,720
JAEI	956,208	73,296,219	79,919,874	1	79,919,875	-	79,919,875	79,883,898	35,977	79,919,875
JAFBS	2,168,392	24,876,890	24,155,892	1	24,155,893	-	24,155,893	24,155,893	-	24,155,893
JAFRIN	436,429	22,266,153	25,932,624	1	25,932,625	-	25,932,625	25,673,342	259,283	25,932,625
JAGRIN	202,603	14,145,786	16,141,376	1	16,141,377	-	16,141,377	16,138,693	2,684	16,141,377
JAGSEI	137,623	1,777,363	1,776,719	-	1,776,719	1	1,776,718	1,776,718	-	1,776,718
JAGTS	6,655	101,038	159,324	-	159,324	-	159,324	159,324	-	159,324
JAIG	525,884	23,236,265	29,354,866	2	29,354,868	-	29,354,868	29,352,281	2,587	29,354,868
JARIN	242,898	14,022,393	15,764,057	-	15,764,057	1	15,764,056	15,764,056	-	15,764,056
JMCVIN	1,405,502	24,558,243	24,975,774	-	24,975,774	2	24,975,772	24,975,772	-	24,975,772
JHEVTN	2,349,728	23,835,177	28,784,172	-	28,784,172	-	28,784,172	28,751,457	32,715	28,784,172
LZREMS	657,657	14,455,661	19,650,781	-	19,650,781	-	19,650,781	19,647,976	2,805	19,650,781
LZRGDM	40,865	512,232	592,137	-	592,137	2	592,135	592,135	-	592,135
LZRIES	598	6,871	7,014	-	7,014	1	7,013	-	7,013	7,013
LZRUSM	252,925	3,396,276	3,275,385	-	3,275,385	-	3,275,385	3,216,769	58,616	3,275,385
LPVCAI	161,028	2,531,880	2,262,447	-	2,262,447	1	2,262,446	2,262,446	-	2,262,446
LPVCII	798,460	16,839,791	16,168,820	-	16,168,820	1	16,168,819	16,168,819	-	16,168,819
LVCLGI	464,082	17,353,195	22,322,338	1	22,322,339	-	22,322,339	22,322,339	-	22,322,339
SBVHY	244,023	1,545,401	1,512,943	-	1,512,943	-	1,512,943	1,501,201	11,742	1,512,943
SBVSG2	705,076	17,669,161	18,127,498	1	18,127,499	-	18,127,499	18,126,364	1,135	18,127,499
LACB2	1,624,832	12,875,381	14,696,603	1	14,696,604	-	14,696,604	14,696,604	-	14,696,604
LACI2	231,179	2,506,501	2,830,786	-	2,830,786	-	2,830,786	2,810,605	20,181	2,830,786
LACIPS	1,347,721	12,465,449	12,178,006	-	12,178,006	1	12,178,005	12,178,005	-	12,178,005

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
LACLV2	185,704	3,513,996	3,716,485	-	3,716,485	1	3,716,484	3,716,484	-	3,716,484
LACMV2	113,629	2,189,522	2,198,617	-	2,198,617	-	2,198,617	2,198,617	-	2,198,617
LACU2	408,052	11,035,698	12,851,999	-	12,851,999	-	12,851,999	12,851,999	-	12,851,999
LACV2	340,426	4,076,450	4,397,969	1	4,397,970	-	4,397,970	4,397,970	-	4,397,970
LOVBD	2,387,293	25,055,758	25,329,177	-	25,329,177	-	25,329,177	25,233,439	95,738	25,329,177
LOVCDG	369,622	7,000,575	7,333,310	-	7,333,310	-	7,333,310	7,333,310	-	7,333,310
LOVGI	108,983	4,265,033	4,572,911	-	4,572,911	-	4,572,911	4,571,043	1,868	4,572,911
MEGSS	339,165	19,654,234	20,580,519	-	20,580,519	-	20,580,519	20,580,519	-	20,580,519
MNDSC	510,629	5,309,247	6,178,615	-	6,178,615	-	6,178,615	6,178,615	-	6,178,615
MVFSC	747,024	15,781,245	16,113,307	-	16,113,307	1	16,113,306	16,113,306	-	16,113,306
MVIGSC	736,511	12,270,808	12,962,591	-	12,962,591	-	12,962,591	12,962,591	-	12,962,591
MGRFV	1,480,241	17,473,377	16,741,530	1	16,741,531	-	16,741,531	16,741,531	-	16,741,531
DTRTFY	4,230,748	35,945,007	35,072,903	-	35,072,903	-	35,072,903	35,072,903	-	35,072,903
GEM	172,965	2,368,759	2,571,989	-	2,571,989	-	2,571,989	2,571,989	-	2,571,989
GEM2	175,000	1,948,217	2,556,749	2	2,556,751	-	2,556,751	2,536,239	20,512	2,556,751
GIG	1,642,239	23,921,794	25,389,014	-	25,389,014	1	25,389,013	25,389,013	-	25,389,013
GVEXD	45,479,532	516,606,622	605,332,576	-	605,332,576	4	605,332,572	604,900,554	432,018	605,332,572
GVIXY	13,845,743	152,539,379	183,594,546	-	183,594,546	-	183,594,546	183,584,374	10,172	183,594,546
MCIFD	3,752,741	73,146,873	75,054,822	-	75,054,822	1	75,054,821	75,034,685	20,136	75,054,821
MSBF	1,365,541	12,271,114	12,289,871	-	12,289,871	-	12,289,871	12,289,871	-	12,289,871
NCPGI	11,734	153,841	164,747	-	164,747	-	164,747	164,747	-	164,747
NDES2	121,173	2,491,191	2,612,499	-	2,612,499	-	2,612,499	2,612,499	-	2,612,499
NFDIW2	119,537	1,467,071	1,532,462	-	1,532,462	1	1,532,461	1,532,461	-	1,532,461
NJMIM2	73,936	757,205	757,842	-	757,842	-	757,842	757,842	-	757,842
NNASD2	1,061,852	13,254,982	13,591,699	1	13,591,700	-	13,591,700	13,591,700	-	13,591,700
NVAMVX	1,430,894	26,028,287	26,485,856	1	26,485,857	-	26,485,857	26,485,857	-	26,485,857
NVBXD	12,535,552	115,949,762	113,572,098	2	113,572,100	-	113,572,100	113,561,419	10,681	113,572,100
NVCBDY	524,488	4,873,787	4,862,004	-	4,862,004	-	4,862,004	4,862,004	-	4,862,004
NVDCAP	37,492	531,869	590,502	-	590,502	-	590,502	590,502	-	590,502
NVFIY	864,312	8,189,382	8,228,254	-	8,228,254	1	8,228,253	8,225,346	2,907	8,228,253
NVGEY	388,344	6,582,958	7,840,660	-	7,840,660	-	7,840,660	7,840,660	-	7,840,660
NVIDMP	137,860	1,192,674	1,486,126	-	1,486,126	-	1,486,126	1,486,126	-	1,486,126
NVIE6	6,275	91,147	95,574	-	95,574	-	95,574	95,574	-	95,574

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
NVMIVX	487,678	6,432,397	7,456,602	-	7,456,602	-	7,456,602	7,456,602	-	7,456,602
NVMLG1	723,087	7,073,426	6,811,481	-	6,811,481	1	6,811,480	6,811,480	-	6,811,480
NVMMG2	8,828	46,440	58,972	1	58,973	-	58,973	58,973	-	58,973
NVMMV1	314,961	2,505,685	2,374,803	1	2,374,804	-	2,374,804	2,374,804	-	2,374,804
NVNSR1	430,297	5,122,610	4,754,782	1	4,754,783	-	4,754,783	4,754,783	-	4,754,783
NVOLG1	342,064	10,098,456	10,179,810	-	10,179,810	-	10,179,810	10,179,810	-	10,179,810
NVSIXD	15,494,161	129,131,632	146,574,759	-	146,574,759	-	146,574,759	146,535,996	38,763	146,574,759
NVSTB1	179,126	1,806,343	1,764,392	-	1,764,392	-	1,764,392	1,764,392	-	1,764,392
SAMY	926,892,111	926,892,109	926,892,111	-	926,892,111	37	926,892,074	924,998,213	1,893,861	926,892,074
SCVF	28,327	263,271	262,878	-	262,878	-	262,878	262,878	-	262,878
TRF	210,303	4,990,189	5,158,727	1	5,158,728	-	5,158,728	5,158,728	-	5,158,728
AMCG	193,968	6,365,423	5,623,135	1	5,623,136	-	5,623,136	5,623,136	-	5,623,136
AMRI	164,027	2,525,364	2,691,683	1	2,691,684	-	2,691,684	2,691,684	-	2,691,684
AMSRS	55,177	1,534,147	2,359,380	1	2,359,381	-	2,359,381	2,333,186	26,195	2,359,381
AMTB	603,024	5,916,535	5,831,245	-	5,831,245	-	5,831,245	5,831,245	-	5,831,245
NALCV	1,144	47,167	43,685	1	43,686	-	43,686	43,686	-	43,686
NALG	60,123	1,403,839	1,356,373	-	1,356,373	-	1,356,373	1,356,373	-	1,356,373
NAMG	29,146	1,520,690	1,448,287	-	1,448,287	2	1,448,285	1,448,285	-	1,448,285
NASCV	18,399	774,364	674,495	-	674,495	-	674,495	670,922	3,573	674,495
NASG	74	2,160	2,240	-	2,240	-	2,240	2,240	-	2,240
NAWEI	6,012	90,642	90,479	-	90,479	-	90,479	90,479	-	90,479
DWVSVS	228,209	8,560,939	9,098,699	2	9,098,701	-	9,098,701	9,098,701	-	9,098,701
WRASP	633,393	5,543,340	6,333,925	-	6,333,925	-	6,333,925	6,319,519	14,406	6,333,925
WRBDP	1,706,077	7,927,768	8,001,500	-	8,001,500	1	8,001,499	7,977,745	23,754	8,001,499
WRBP	546,329	3,227,733	3,567,528	-	3,567,528	-	3,567,528	3,567,528	-	3,567,528
WRENG	281,945	1,383,423	1,460,474	1	1,460,475	-	1,460,475	1,460,475	-	1,460,475
WRGNR	907,788	4,648,124	5,564,740	-	5,564,740	1	5,564,739	5,564,739	-	5,564,739
WRHIP	1,906,896	5,532,512	5,587,206	2	5,587,208	-	5,587,208	5,587,208	-	5,587,208
WRIP	24,996	86,099	95,983	-	95,983	-	95,983	95,983	-	95,983
WRLTBP	511,458	2,370,529	2,408,966	-	2,408,966	-	2,408,966	2,407,212	1,754	2,408,966
WRMCG	1,364,841	12,313,394	10,536,572	-	10,536,572	1	10,536,571	10,536,571	-	10,536,571
WRSTP	638,105	17,249,803	20,840,500	1	20,840,501	-	20,840,501	20,840,501	-	20,840,501
WRVP	440,081	2,021,840	1,949,560	-	1,949,560	1	1,949,559	1,949,559	-	1,949,559

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
NOTAG1	592	8,965	14,412	-	14,412	-	14,412	14,412	-	14,412
NOTAG2	106,850	2,273,054	2,553,712	2	2,553,714	-	2,553,714	2,553,714	-	2,553,714
NOTB1	11	148	169	-	169	1	168	168	-	168
NOTB2	47,856	642,536	732,198	1	732,199	-	732,199	732,199	-	732,199
NOTBE2	271,471	3,811,899	4,139,936	-	4,139,936	1	4,139,935	4,139,935	-	4,139,935
NOTC2	257,192	3,304,250	3,492,674	-	3,492,674	1	3,492,673	3,492,673	-	3,492,673
NOTG1	302,608	3,420,827	4,248,623	-	4,248,623	1	4,248,622	4,248,622	-	4,248,622
NOTG2	123,620	2,011,118	1,744,275	1	1,744,276	-	1,744,276	1,744,276	-	1,744,276
NOTGR1	68,876	1,092,132	1,605,489	2	1,605,491	-	1,605,491	1,605,491	-	1,605,491
NOTGR2	311,787	6,270,984	7,061,979	-	7,061,979	-	7,061,979	7,061,979	-	7,061,979
NOTMD2	274,778	4,134,599	4,462,397	2	4,462,399	-	4,462,399	4,462,399	-	4,462,399
NOTMG1	22,001	248,929	298,774	-	298,774	1	298,773	298,773	-	298,773
NOTMG2	106,465	1,487,723	1,556,513	-	1,556,513	1	1,556,512	1,556,512	-	1,556,512
NOTMR1	15,043	180,419	240,834	-	240,834	-	240,834	240,834	-	240,834
NOVPDI	27,007	427,377	496,388	-	496,388	-	496,388	496,388	-	496,388
NOVPM	77,849	2,405,930	2,407,875	-	2,407,875	1	2,407,874	2,407,874	-	2,407,874
MNCPS	616,577	9,318,842	10,458,314	1	10,458,315	-	10,458,315	10,446,058	12,257	10,458,315
PMUBAM	2,159,641	18,762,296	19,307,189	-	19,307,189	-	19,307,189	19,307,189	-	19,307,189
PMVAAA	1,612,077	14,437,207	15,443,696	-	15,443,696	-	15,443,696	15,443,397	299	15,443,696
PMVAAI	77,195	759,793	753,423	-	753,423	-	753,423	753,423	-	753,423
PMVEBA	2,241,720	24,297,177	25,600,439	2	25,600,441	-	25,600,441	25,580,473	19,968	25,600,441
PMVFBA	609,823	4,538,114	4,585,868	-	4,585,868	-	4,585,868	4,585,868	-	4,585,868
PMVFHA	4,776,480	46,727,740	47,955,856	-	47,955,856	2	47,955,854	47,944,350	11,504	47,955,854
PMVGBA	520,852	5,077,832	5,187,689	-	5,187,689	-	5,187,689	5,187,689	-	5,187,689
PMVHYA	5,093,919	37,151,783	37,745,942	2	37,745,944	-	37,745,944	37,745,944	-	37,745,944
PMVID	26,310,000	267,586,217	272,308,502	5	272,308,507	-	272,308,507	272,076,048	232,459	272,308,507
PMVLDA	2,531,604	24,242,718	24,759,083	-	24,759,083	1	24,759,082	24,729,784	29,298	24,759,082
PMVLGA	2,073,731	15,688,809	15,511,508	1	15,511,509	-	15,511,509	15,511,509	-	15,511,509
PMVRRA	2,285,691	27,510,579	27,451,144	2	27,451,146	-	27,451,146	27,379,483	71,663	27,451,146
PMVRSA	2,580,223	14,744,111	16,229,605	-	16,229,605	-	16,229,605	16,212,446	17,159	16,229,605
PMVTRA	18,280,123	177,253,710	172,747,165	4	172,747,169	-	172,747,169	172,665,148	82,021	172,747,169
PVGCBA	555,375	4,892,144	4,992,821	-	4,992,821	2	4,992,819	4,992,819	-	4,992,819
PVGDAA	230	2,022	1,777	-	1,777	-	1,777	1,777	-	1,777

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PVGMAA	358,663	3,453,180	4,189,189	1	4,189,190	-	4,189,190	4,189,190	-	4,189,190
PVSTA	9,001,460	92,488,028	92,985,078	2	92,985,080	-	92,985,080	92,973,334	11,746	92,985,080
PROA30	52,768	2,448,698	2,454,238	-	2,454,238	-	2,454,238	2,454,238	-	2,454,238
PROAHY	138,163	3,520,117	3,571,522	-	3,571,522	-	3,571,522	3,571,522	-	3,571,522
PROBIO	64,048	3,104,000	3,185,083	-	3,185,083	-	3,185,083	3,185,083	-	3,185,083
PROBL	231,810	14,808,126	14,845,115	-	14,845,115	-	14,845,115	14,845,115	-	14,845,115
PROBM	29,595	2,309,641	2,316,392	-	2,316,392	1	2,316,391	2,316,391	-	2,316,391
PROBNK	11,088	371,055	395,297	-	395,297	-	395,297	395,297	-	395,297
PROBR	19,773	203,697	180,332	1	180,333	-	180,333	180,333	-	180,333
PROCG	64,524	1,847,359	1,819,567	-	1,819,567	-	1,819,567	1,819,567	-	1,819,567
PROCS	35,452	2,576,986	2,559,967	-	2,559,967	1	2,559,966	2,559,966	-	2,559,966
PROE30	140,427	4,200,449	4,399,575	1	4,399,576	-	4,399,576	4,399,576	-	4,399,576
PROEM	350,865	14,037,199	14,171,437	-	14,171,437	-	14,171,437	14,171,437	-	14,171,437
PROFIN	248,699	14,680,276	14,678,220	-	14,678,220	-	14,678,220	14,632,489	45,731	14,678,220
PROFUD	10,365	157,182	156,725	-	156,725	-	156,725	156,725	-	156,725
PROGMM	2,866,730	2,866,730	2,866,730	-	2,866,730	1	2,866,729	2,866,729	-	2,866,729
PROGVP	22,724	240,640	239,282	-	239,282	-	239,282	239,282	-	239,282
PROHC	78,004	4,919,414	4,945,457	-	4,945,457	1	4,945,456	4,945,456	-	4,945,456
PROIND	58,134	5,878,841	5,901,189	-	5,901,189	1	5,901,188	5,901,188	-	5,901,188
PROINT	35,859	885,546	893,968	1	893,969	-	893,969	893,969	-	893,969
PROJP	50,126	3,520,630	3,510,842	1	3,510,843	-	3,510,843	3,510,843	-	3,510,843
PROLCG	135,883	9,821,549	10,116,466	-	10,116,466	-	10,116,466	10,105,484	10,982	10,116,466
PROLCV	64,308	2,998,259	3,052,064	-	3,052,064	-	3,052,064	3,052,064	-	3,052,064
PROMC	37,243	662,596	676,328	-	676,328	2	676,326	676,326	-	676,326
PROMCG	18,312	691,554	700,066	1	700,067	-	700,067	700,067	-	700,067
PROMCV	22,349	966,859	952,977	-	952,977	2	952,975	952,975	-	952,975
PRON	612,477	42,520,268	42,573,291	-	42,573,291	2	42,573,289	42,573,289	-	42,573,289
PRONET	109,622	3,162,251	3,164,786	-	3,164,786	1	3,164,785	3,164,785	-	3,164,785
PROOG	133,146	4,993,639	4,893,110	1	4,893,111	-	4,893,111	4,893,111	-	4,893,111
PROPHR	19,040	707,950	778,171	-	778,171	1	778,170	778,170	-	778,170
PROPM	216,194	14,033,827	13,877,525	-	13,877,525	2	13,877,523	13,877,523	-	13,877,523
PRORE	103,353	4,787,364	4,793,520	-	4,793,520	1	4,793,519	4,793,519	-	4,793,519
PRORRO	25,271	695,149	662,600	-	662,600	-	662,600	659,877	2,723	662,600

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PROSC	61,386	2,541,415	2,493,516	-	2,493,516	-	2,493,516	2,493,516	-	2,493,516
PROSCG	130,702	4,032,276	3,833,502	-	3,833,502	2	3,833,500	3,833,500	-	3,833,500
PROSCN	939,351	39,474,095	37,423,754	-	37,423,754	-	37,423,754	37,423,754	-	37,423,754
PROSCV	74,905	3,321,547	3,360,985	2	3,360,987	-	3,360,987	3,360,987	-	3,360,987
PROSEM	31	559	454	-	454	-	454	454	-	454
PROSIN	2,690	54,494	52,287	1	52,288	-	52,288	52,288	-	52,288
PROSMC	5,897	35,323	34,380	-	34,380	1	34,379	34,379	-	34,379
PROSN	17,730	140,659	133,686	-	133,686	1	133,685	133,685	-	133,685
PROSSC	363	6,405	6,168	-	6,168	-	6,168	6,168	-	6,168
PROTEC	123,045	9,351,858	9,291,108	-	9,291,108	1	9,291,107	9,291,107	-	9,291,107
PROTEL	72,979	4,420,701	4,464,151	-	4,464,151	-	4,464,151	4,414,153	49,998	4,464,151
PROUB	151,441	6,680,261	6,890,547	-	6,890,547	1	6,890,546	6,890,546	-	6,890,546
PROUMC	11,868	487,293	493,460	-	493,460	-	493,460	493,460	-	493,460
PROUN	566,914	29,203,169	28,906,948	-	28,906,948	-	28,906,948	28,906,948	-	28,906,948
PROUSC	119,806	1,989,216	2,029,515	-	2,029,515	1	2,029,514	2,029,514	-	2,029,514
PROUSN	11,273	160,475	163,115	2	163,117	-	163,117	163,117	-	163,117
PROUTL	172,188	8,628,140	8,640,379	-	8,640,379	1	8,640,378	8,593,744	46,634	8,640,378
PVAGIB	183,773	1,124,474	1,139,392	-	1,139,392	-	1,139,392	1,139,392	-	1,139,392
PVDIB	535,093	2,460,086	2,520,290	-	2,520,290	1	2,520,289	2,520,289	-	2,520,289
PVEIB	2,173,124	67,443,119	77,558,797	-	77,558,797	1	77,558,796	77,547,417	11,379	77,558,796
PVHYB	2,209,271	12,186,840	12,681,215	-	12,681,215	1	12,681,214	12,681,214	-	12,681,214
PVIB	589,647	5,111,179	4,829,205	-	4,829,205	1	4,829,204	4,829,204	-	4,829,204
PVIGIB	957,922	13,074,191	15,192,635	-	15,192,635	1	15,192,634	15,191,417	1,217	15,192,634
PVNOB	77,353	3,476,074	3,581,441	-	3,581,441	-	3,581,441	3,581,441	-	3,581,441
ROCMC	594,173	5,377,272	5,650,588	-	5,650,588	1	5,650,587	5,646,381	4,206	5,650,587
ROCSC	1,466,251	13,564,518	13,812,084	-	13,812,084	2	13,812,082	13,724,478	87,604	13,812,082
RLVGRE	23,059	335,016	318,451	2	318,453	-	318,453	318,453	-	318,453
RLVIDM	12,521	142,301	174,922	2	174,924	-	174,924	174,924	-	174,924
RLVLBS	28,417	277,133	295,825	-	295,825	-	295,825	295,825	-	295,825
RLVLEG	9,586	86,723	107,464	-	107,464	-	107,464	107,464	-	107,464
RLVSB	21,075	213,836	183,353	-	183,353	-	183,353	183,353	-	183,353
RLVUSC	2,716	40,181	39,278	-	39,278	-	39,278	39,278	-	39,278
RLVUSE	16,476	296,008	363,136	-	363,136	-	363,136	363,136	-	363,136

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
TRBCG2	2,020,406	94,439,538	122,679,036	-	122,679,036	-	122,679,036	122,577,273	101,763	122,679,036
TREI2	773,789	21,952,558	22,176,801	-	22,176,801	2	22,176,799	22,048,383	128,416	22,176,799
TRHS2	470,130	24,587,695	25,401,141	1	25,401,142	-	25,401,142	25,401,142	-	25,401,142
TRLT2	4,484,036	20,835,600	21,209,490	-	21,209,490	-	21,209,490	21,039,796	169,694	21,209,490
TRMCG2	122,311	3,325,506	2,897,545	-	2,897,545	1	2,897,544	2,897,544	-	2,897,544
TAVV	196,063	4,457,578	4,909,420	2	4,909,422	-	4,909,422	4,904,541	4,881	4,909,422
VVGGS	1,161,747	19,360,673	28,276,915	3	28,276,918	-	28,276,918	28,276,918	-	28,276,918
VWBF	1,080,016	8,556,413	8,834,532	1	8,834,533	-	8,834,533	8,834,533	-	8,834,533
VWEM	1,276,581	12,609,606	15,101,956	2	15,101,958	-	15,101,958	15,093,473	8,485	15,101,958
VWHA	250,991	7,107,114	8,410,702	2	8,410,704	-	8,410,704	8,410,704	-	8,410,704
VVB	11,474,588	268,472,499	291,569,284	-	291,569,284	1	291,569,283	291,354,751	214,532	291,569,283
VVCA	1,932,269	47,134,887	51,127,836	-	51,127,836	1	51,127,835	49,802,374	1,325,461	51,127,835
VVCG	1,640,202	75,262,984	101,397,280	-	101,397,280	1	101,397,279	101,285,060	112,219	101,397,279
VVDV	4,563,762	69,131,262	79,728,919	-	79,728,919	-	79,728,919	79,724,595	4,324	79,728,919
VVEI	12,735,651	301,694,996	333,928,778	-	333,928,778	2	333,928,776	333,639,135	289,641	333,928,776
VVEIX	8,124,748	489,673,351	665,904,343	5	665,904,348	-	665,904,348	664,695,247	1,209,101	665,904,348
VVG	6,912,351	179,044,842	253,545,040	-	253,545,040	2	253,545,038	253,361,581	183,457	253,545,038
VVGBI	1,732,932	32,118,253	32,631,114	-	32,631,114	1	32,631,113	32,631,113	-	32,631,113
VVHGB	80,708,484	905,152,570	871,651,627	-	871,651,627	30	871,651,597	870,434,020	1,217,577	871,651,597
VVHYB	11,724,382	83,805,767	88,519,081	-	88,519,081	4	88,519,077	88,310,933	208,144	88,519,077
VVI	7,731,836	214,573,003	221,053,186	-	221,053,186	4	221,053,182	220,601,055	452,127	221,053,182
VVMA	1,955,038	57,990,354	65,063,677	-	65,063,677	3	65,063,674	65,063,674	-	65,063,674
VVMCI	9,262,961	224,323,865	258,992,378	3	258,992,381	-	258,992,381	258,376,825	615,556	258,992,381
VVREI	10,104,701	124,555,500	116,911,385	2	116,911,387	-	116,911,387	116,772,181	139,206	116,911,387
VVSCG	2,234,612	40,982,322	42,614,043	2	42,614,045	-	42,614,045	42,405,519	208,526	42,614,045
VVSTC	37,860,764	392,749,830	403,974,351	7	403,974,358	-	403,974,358	403,621,948	352,410	403,974,358
VVTISI	10,066,865	221,475,531	270,396,000	-	270,396,000	8	270,395,992	269,862,685	533,307	270,395,992
VVTSM	12,199,640	598,594,136	743,324,085	-	743,324,085	-	743,324,085	742,947,509	376,576	743,324,085
PIHYB2	74,679	628,855	639,253	-	639,253	1	639,252	639,252	-	639,252
PIVB2	3,521,227	33,504,635	34,508,029	2	34,508,031	-	34,508,031	34,502,363	5,668	34,508,031
PIVEI2	333,171	4,168,749	4,121,320	-	4,121,320	-	4,121,320	4,121,320	-	4,121,320
PIVF2	745,210	13,652,700	14,844,584	-	14,844,584	-	14,844,584	14,836,315	8,269	14,844,584
PIVMV2	543,104	5,852,564	6,077,333	-	6,077,333	1	6,077,332	6,077,332	-	6,077,332

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments,	Accounts		Accounts	Contract Owners’	Accumulation	Contracts	Contract Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
PIVSI2	1,168,215	10,470,811	10,946,175	2	10,946,177	-	10,946,177	10,930,040	16,137	10,946,177
VRVDIA	90,061	1,215,359	1,202,315	1	1,202,316	-	1,202,316	1,202,316	-	1,202,316
VRVDRA	385,930	8,214,084	7,899,985	1	7,899,986	-	7,899,986	7,899,986	-	7,899,986
VRVNMA	1,215,835	10,607,883	10,565,606	-	10,565,606	1	10,565,605	10,565,605	-	10,565,605

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABSCGB	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	APTGBS	AASCO

Reinvested dividends	$-	-	3,086	266,249	36,008	43,637	4,782,991	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(74)

Net investment income (loss)	-	-	3,086	266,249	36,008	43,637	4,782,991	(74)

Realized gain (loss) on investments	(27,546)	(140,051)	(44)	(327,518)	243,063	(202,037)	9,217,962	(163)

Change in unrealized gain (loss) on investments	69,684	(145,763)	20,967	515,394	256,120	(505,428)	4,206,047	1,116

Net gain (loss) on investments	42,138	(285,814)	20,923	187,876	499,183	(707,465)	13,424,009	953

Reinvested capital gains	-	533,769	-	1,939,960	-	823,386	-	203

Net increase (decrease) in contract owners’ equity resulting from operations	$42,138	247,955	24,009	2,394,085	535,191	159,558	18,207,000	1,082

Investment Activity*:	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	AAEIP3	AAGEA2	ABEAA2

Reinvested dividends	$-	-	-	-	415	389,801	140,247	392,325

Mortality and expense risk charges (note 2)	(5,433)	(765)	(1,247)	(2,190)	-	-	-	-

Net investment income (loss)	(5,433)	(765)	(1,247)	(2,190)	415	389,801	140,247	392,325

Realized gain (loss) on investments	8,185,777	2,811,674	784,789	(571,238)	(8,648)	1,578,702	166,353	507,759

Change in unrealized gain (loss) on investments	(4,890,577)	(1,950,323)	(88,232)	745,200	(19,925)	(2,525,445)	872,545	(122,411)

Net gain (loss) on investments	3,295,200	861,351	696,557	173,962	(28,573)	(946,743)	1,038,898	385,348

Reinvested capital gains	8,203,683	1,951,141	-	26,364	83,658	994,948	889,495	2,218,526

Net increase (decrease) in contract owners’ equity resulting from operations	$11,493,450	2,811,727	695,310	198,136	55,500	438,006	2,068,640	2,996,199

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ACEAA2	AGEAA2	ARLPE3	AUGEA2	AMVAA4	AMVBC4	AMVBD4	AMVCB4

Reinvested dividends	$176,873	176,977	37,949	129,679	1,691,085	1,037,041	3,910,601	797,950

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	176,873	176,977	37,949	129,679	1,691,085	1,037,041	3,910,601	797,950

Realized gain (loss) on investments	106,366	120,403	(16,625)	42,469	32,999	352,051	(968,167)	346,801

Change in unrealized gain (loss) on investments	111,831	720,695	(20,758)	(42,499)	5,478,278	5,420,787	3,050,280	3,972,354

Net gain (loss) on investments	218,197	841,098	(37,383)	(30)	5,511,277	5,772,838	2,082,113	4,319,155

Reinvested capital gains	-	888,688	9,002	455,544	6,485,298	4,880,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$395,070	1,906,763	9,568	585,193	13,687,660	11,690,500	5,992,714	5,117,105

Investment Activity*:	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4	AMVI4

Reinvested dividends	$161,812	407,378	534,534	179,505	17,383	350,051	2,425,603	232,140

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	161,812	407,378	534,534	179,505	17,383	350,051	2,425,603	232,140

Realized gain (loss) on investments	(131,715)	(202,856)	800,438	2,129,377	104,581	(60,973)	45,221	19,895

Change in unrealized gain (loss) on investments	266,547	2,124,775	(1,434,282)	12,812,434	829,750	4,492,665	519,932	4,512,228

Net gain (loss) on investments	134,832	1,921,919	(633,844)	14,941,811	934,331	4,431,692	565,153	4,532,123

Reinvested capital gains	-	4,100,815	12,035,549	11,235,344	175,008	935,965	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$296,644	6,430,112	11,936,239	26,356,660	1,126,722	5,717,708	2,990,756	4,764,263

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	AVRGP2	AVRIP2

Reinvested dividends	$710,478	1,217,483	928,401	1,073,578	198,448	48,226	638	480

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	710,478	1,217,483	928,401	1,073,578	198,448	48,226	638	480

Realized gain (loss) on investments	1,707,451	(83,835)	(615,421)	(42,507)	13,355	16,253	-	(8,817)

Change in unrealized gain (loss) on investments	6,146,798	852,402	19,735,552	521,215	131,703	195,098	3,338	9,579

Net gain (loss) on investments	7,854,249	768,567	19,120,131	478,708	145,058	211,351	3,338	762

Reinvested capital gains	-	-	4,095,301	-	469,450	-	1,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,564,727	1,986,050	24,143,833	1,552,286	812,956	259,577	5,880	1,242

Investment Activity*:	BRVCA3	BRVED3	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3

Reinvested dividends	$-	546,469	3,418,367	2,000,339	30,864	93,578	-	1,197,472

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	546,469	3,418,367	2,000,339	30,864	93,578	-	1,197,472

Realized gain (loss) on investments	-	(264,167)	(88,037)	(124,766)	790,207	330,758	2,727,239	(388,492)

Change in unrealized gain (loss) on investments	(167)	2,338,559	708,096	1,461,553	(40,158)	272,576	(3,890,639)	1,331,103

Net gain (loss) on investments	(167)	2,074,392	620,059	1,336,787	750,049	603,334	(1,163,400)	942,611

Reinvested capital gains	1,579	2,548,791	109,035	51,803	1,482,699	883,238	2,885,584	2,926,204

Net increase (decrease) in contract owners’ equity resulting from operations	$1,412	5,169,652	4,147,461	3,388,929	2,263,612	1,580,150	1,722,184	5,066,287

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DSIF	DSRG	DVSCS	CVN1IF	CVSBF	CLVGT2	CLVLV1	CLVSI2

Reinvested dividends	$547,070	27,418	667,530	25,738	176,904	-	-	515,731

Mortality and expense risk charges (note 2)	(106,432)	(53)	-	-	-	(209)	-	-

Net investment income (loss)	440,638	27,365	667,530	25,738	176,904	(209)	-	515,731

Realized gain (loss) on investments	1,719,887	2,131,485	(6,131,046)	870,323	94,065	3,031,919	817,530	103,176

Change in unrealized gain (loss) on investments	3,353,743	(1,515,513)	1,178,155	3,772	372,670	3,581,499	4,568,879	185,585

Net gain (loss) on investments	5,073,630	615,972	(4,952,891)	874,095	466,735	6,613,418	5,386,409	288,761

Reinvested capital gains	2,838,656	876,112	5,081,475	151,042	580,290	3,547,010	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,352,924	1,519,449	796,114	1,050,875	1,223,929	10,160,219	5,386,409	804,492

Investment Activity*:	CLVSV1	CSCRS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF

Reinvested dividends	$-	173,433	2,749,482	5,446,472	2,581,697	3,102,161	8,086,253	6,219,176

Mortality and expense risk charges (note 2)	-	-	(438,167)	(330,030)	(357,896)	(249,178)	(523,993)	(439,747)

Net investment income (loss)	-	173,433	2,311,315	5,116,442	2,223,801	2,852,983	7,562,260	5,779,429

Realized gain (loss) on investments	187,782	18,522	5,293,769	(1,053,131)	5,414,815	1,329,136	9,088,210	550,179

Change in unrealized gain (loss) on investments	307,970	413,597	13,266,673	1,023,518	5,186,932	19,181,795	43,275,020	(521,503)

Net gain (loss) on investments	495,752	432,119	18,560,442	(29,613)	10,601,747	20,510,931	52,363,230	28,676

Reinvested capital gains	-	-	1,671,683	-	963,859	3,753,316	5,886,152	-

Net increase (decrease) in contract owners’ equity resulting from operations	$495,752	605,552	22,543,440	5,086,829	13,789,407	27,117,230	65,811,642	5,808,105

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2

Reinvested dividends	$4,091,253	3,222,907	2,891,473	659,144	-	323,454	1,080,880	-

Mortality and expense risk charges (note 2)	(615,873)	(517,278)	-	-	-	-	-	-

Net investment income (loss)	3,475,380	2,705,629	2,891,473	659,144	-	323,454	1,080,880	-

Realized gain (loss) on investments	6,625,889	8,124,078	(158,250)	237,808	43,673	(219,377)	(302,165)	3,498,558

Change in unrealized gain (loss) on investments	7,576,051	(10,663,673)	(1,088,470)	259,882	(40,259)	164,244	4,958,259	(2,447,387)

Net gain (loss) on investments	14,201,940	(2,539,595)	(1,246,720)	497,690	3,414	(55,133)	4,656,094	1,051,171

Reinvested capital gains	12,778,835	14,580,892	-	-	178,041	197,327	3,206,252	13,153,885

Net increase (decrease) in contract owners’ equity resulting from operations	$30,456,155	14,746,926	1,644,753	1,156,834	181,455	465,648	8,943,226	14,205,056

Investment Activity*:	FDCA2	FDSCS2	FEI2	FEMS2	FG2	FGI2	FGO2	FHI2

Reinvested dividends	$522	303,512	407,416	187,750	46,518	302,455	-	3,010,365

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	522	303,512	407,416	187,750	46,518	302,455	-	3,010,365

Realized gain (loss) on investments	511	1,722,956	288,642	675,062	(281,622)	815,795	4,273,388	(1,911,324)

Change in unrealized gain (loss) on investments	(2,501)	1,013,656	1,660,577	2,229,744	(1,589,398)	917,376	9,529,118	2,072,840

Net gain (loss) on investments	(1,990)	2,736,612	1,949,219	2,904,806	(1,871,020)	1,733,171	13,802,506	161,516

Reinvested capital gains	22,536	2,627,539	1,394,997	102,768	12,578,309	2,120,139	835,463	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,068	5,667,663	3,751,632	3,195,324	10,753,807	4,155,765	14,637,969	3,171,881

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FIGBP2	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF602

Reinvested dividends	$5,247,106	42,221	378,510	144,417	100,048	210,493	548	21,246

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,247,106	42,221	378,510	144,417	100,048	210,493	548	21,246

Realized gain (loss) on investments	(4,429,320)	30,657	772	1,207,996	(24,469)	184,390	-	(14)

Change in unrealized gain (loss) on investments	8,255,621	(597,153)	1,089,353	(303,797)	73,808	(210,257)	772	118,701

Net gain (loss) on investments	3,826,301	(566,496)	1,090,125	904,199	49,339	(25,867)	772	118,687

Reinvested capital gains	-	2,258,855	-	934,279	2,340	1,570,455	-	4,036

Net increase (decrease) in contract owners’ equity resulting from operations	$9,073,407	1,734,580	1,468,635	1,982,895	151,727	1,755,081	1,320	143,969

Investment Activity*:	FVF702	FVFI2	FVFRHI	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF

Reinvested dividends	$43	64,855	1,943,820	396,125	1,960,579	84,600	6,954	846,659

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	43	64,855	1,943,820	396,125	1,960,579	84,600	6,954	846,659

Realized gain (loss) on investments	-	(10,001)	(643,637)	2,538,607	(551,390)	(149,716)	-	1,070,458

Change in unrealized gain (loss) on investments	313	132,113	(150,667)	4,907,082	2,848,485	354,546	(3,842)	6,168,097

Net gain (loss) on investments	313	122,112	(794,304)	7,445,689	2,297,095	204,830	(3,842)	7,238,555

Reinvested capital gains	22	718	-	234,380	-	418,927	140	6,093,959

Net increase (decrease) in contract owners’ equity resulting from operations	$378	187,685	1,149,516	8,076,194	4,257,674	708,357	3,252	14,179,173

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVBJJS

Reinvested dividends	$-	73,181	1,036,491	43,506	156,781	473,814	298,374	17,732

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	73,181	1,036,491	43,506	156,781	473,814	298,374	17,732

Realized gain (loss) on investments	(43,804)	119,919	(539,808)	34,398	113,346	69,750	81,782	(7,261)

Change in unrealized gain (loss) on investments	1,004,836	201,917	1,647,961	(57,993)	(1,267)	165,818	161,888	(1,842)

Net gain (loss) on investments	961,032	321,836	1,108,153	(23,595)	112,079	235,568	243,670	(9,103)

Reinvested capital gains	-	-	217,866	214,357	1,878,304	106	-	80,234

Net increase (decrease) in contract owners’ equity resulting from operations	$961,032	395,017	2,362,510	234,268	2,147,164	709,488	542,044	88,863

Investment Activity*:	GVBMNS	GVBMSS	GVFRB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF

Reinvested dividends	$15,826	34,129	2,356,104	71,180	1,989	4,188,192	24,567	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	15,826	34,129	2,356,104	71,180	1,989	4,188,192	24,567	-

Realized gain (loss) on investments	(7,224)	(12,622)	(196,435)	(297,170)	-	(2,618,733)	(575,013)	341,647

Change in unrealized gain (loss) on investments	17,033	(35,392)	(1,339,558)	198,251	-	5,880,903	(3,359)	170,978

Net gain (loss) on investments	9,809	(48,014)	(1,535,993)	(98,919)	-	3,262,170	(578,372)	512,625

Reinvested capital gains	49,565	170,514	-	-	-	-	-	67,984

Net increase (decrease) in contract owners’ equity resulting from operations	$75,200	156,629	820,111	(27,739)	1,989	7,450,362	(553,805)	580,609

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF

Reinvested dividends	$10,255	19,549	14,626	-	74,323	875	17,501	-

Mortality and expense risk charges (note 2)	(16)	-	-	(285)	-	-	(6)	(13)

Net investment income (loss)	10,239	19,549	14,626	(285)	74,323	875	17,495	(13)

Realized gain (loss) on investments	140,943	7,630	(22,560)	(1,279,279)	(809,077)	(760,478)	94,686	(315,837)

Change in unrealized gain (loss) on investments	190,799	443,684	(109,831)	1,137,430	53,249	278,603	132,449	375,913

Net gain (loss) on investments	331,742	451,314	(132,391)	(141,849)	(755,828)	(481,875)	227,135	60,076

Reinvested capital gains	-	108,767	81,910	2,050,966	-	-	70,103	177,146

Net increase (decrease) in contract owners’ equity resulting from operations	$341,981	579,630	(35,855)	1,908,832	(681,505)	(481,000)	314,733	237,209

Investment Activity*:	RHYS	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK

Reinvested dividends	$200,117	-	43,133	36,682	3,578	-	1,139	4,523

Mortality and expense risk charges (note 2)	-	(319)	-	-	-	-	-	-

Net investment income (loss)	200,117	(319)	43,133	36,682	3,578	-	1,139	4,523

Realized gain (loss) on investments	3,487	796	43,159	(102,715)	18,853	(57,663)	1,623	(13,644)

Change in unrealized gain (loss) on investments	53,601	(13,528)	(97,203)	83,771	19,119	27,507	(1,586)	7,244

Net gain (loss) on investments	57,088	(12,732)	(54,044)	(18,944)	37,972	(30,156)	37	(6,400)

Reinvested capital gains	-	144,274	-	-	-	-	784	-

Net increase (decrease) in contract owners’ equity resulting from operations	$257,205	131,223	(10,911)	17,738	41,550	(30,156)	1,960	(1,877)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RTEC	RTEL	RTF

Reinvested dividends	$-	12,387	176,245	7,628	-	-	8,300	20,634

Mortality and expense risk charges (note 2)	(300)	(320)	(2,191)	-	-	-	(215)	(787)

Net investment income (loss)	(300)	12,067	174,054	7,628	-	-	8,085	19,847

Realized gain (loss) on investments	1,109,866	6,485,785	4,770,337	(118,583)	(143,983)	1,245,175	425,625	3,142,892

Change in unrealized gain (loss) on investments	(117,718)	(558,382)	1,436,794	33,587	(6,912)	576,949	166,327	1,218,909

Net gain (loss) on investments	992,148	5,927,403	6,207,131	(84,996)	(150,895)	1,822,124	591,952	4,361,801

Reinvested capital gains	-	2,252,383	-	-	5,604	957,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$991,848	8,191,853	6,381,185	(77,368)	(145,291)	2,780,001	600,037	4,381,648

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD

Reinvested dividends	$-	57,733	144,717	86,483	90,022	83,613	-	27,067

Mortality and expense risk charges (note 2)	-	-	-	(148)	-	-	(10)	-

Net investment income (loss)	-	57,733	144,717	86,335	90,022	83,613	(10)	27,067

Realized gain (loss) on investments	79,457	1,004	635,481	936,980	(171,759)	213,434	15,713,668	(627,759)

Change in unrealized gain (loss) on investments	(73,415)	68	5,787	54,716	128,009	4,632	4,331,690	(25,236)

Net gain (loss) on investments	6,042	1,072	641,268	991,696	(43,750)	218,066	20,045,358	(652,995)

Reinvested capital gains	-	-	-	-	-	-	6,849,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,042	58,805	785,985	1,078,031	46,272	301,679	26,894,914	(625,928)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU

Reinvested dividends	$2,805	14,928	-	24,295	18,186	-	1,920	95,783

Mortality and expense risk charges (note 2)	-	-	(52)	(21)	-	(18)	-	-

Net investment income (loss)	2,805	14,928	(52)	24,274	18,186	(18)	1,920	95,783

Realized gain (loss) on investments	(20,191)	(127,498)	(33,498)	(121,810)	246,096	(159,543)	(105,648)	(161,162)

Change in unrealized gain (loss) on investments	452	(12,682)	102,132	164,847	6,118	84,085	60,643	288,908

Net gain (loss) on investments	(19,739)	(140,180)	68,634	43,037	252,214	(75,458)	(45,005)	127,746

Reinvested capital gains	-	-	1,148,075	95,219	-	109,587	156,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,934)	(125,252)	1,216,657	162,530	270,400	34,111	113,771	223,529

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLP	ACC1	ACGI	AVGI

Reinvested dividends	$-	-	23,091	27,452	310,947	250,692	50,183	4,217

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	23,091	27,452	310,947	250,692	50,183	4,217

Realized gain (loss) on investments	(6,496)	(102,291)	(207,476)	32,381	42,881	72,815	(13,343)	44,348

Change in unrealized gain (loss) on investments	78,881	(17,875)	(11,539)	11,404	(73,273)	295,299	135,750	(4,574)

Net gain (loss) on investments	72,385	(120,166)	(219,015)	43,785	(30,392)	368,114	122,407	39,774

Reinvested capital gains	-	127,972	-	-	-	1,580,701	265,126	48,543

Net increase (decrease) in contract owners’ equity resulting from operations	$72,385	7,806	(195,924)	71,237	280,555	2,199,507	437,716	92,534

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AVHY1	AVIE	IS5D2	IS5J2	IS5M2	IS5S2	IVAVS2	IVBRA2

Reinvested dividends	$213,513	58,527	-	-	-	-	5,910	270,728

Mortality and expense risk charges (note 2)	(18)	-	-	-	-	-	-	-

Net investment income (loss)	213,495	58,527	-	-	-	-	5,910	270,728

Realized gain (loss) on investments	21,483	182,279	71,509	38,400	373,010	24,046	3,817	107,106

Change in unrealized gain (loss) on investments	31,213	11,144	368	14,866	(422,889)	185,315	120,314	146,000

Net gain (loss) on investments	52,696	193,423	71,877	53,266	(49,879)	209,361	124,131	253,106

Reinvested capital gains	-	259,768	456,554	401,201	619,265	342,822	424,637	-

Net increase (decrease) in contract owners’ equity resulting from operations	$266,191	511,718	528,431	454,467	569,386	552,183	554,678	523,834

Investment Activity*:	IVCPB2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2

Reinvested dividends	$67,964	1,380,135	181,150	14,666,782	428,033	-	228,080	3,746

Mortality and expense risk charges (note 2)	-	-	-	(402)	-	-	-	-

Net investment income (loss)	67,964	1,380,135	181,150	14,666,380	428,033	-	228,080	3,746

Realized gain (loss) on investments	(1,258)	76,128	768,254	-	81,589	(160,118)	(255,320)	265,552

Change in unrealized gain (loss) on investments	46,230	871,869	(443,039)	-	433,488	514,424	691,651	(335,866)

Net gain (loss) on investments	44,972	947,997	325,215	-	515,077	354,306	436,331	(70,314)

Reinvested capital gains	-	-	866,135	-	-	140,079	579,379	358,754

Net increase (decrease) in contract owners’ equity resulting from operations	$112,936	2,328,132	1,372,500	14,666,380	943,110	494,385	1,243,790	292,186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IVRE	IVT	OVGIS	OVGSS	OVIGS	OVSBS	JABIN	JAEI

Reinvested dividends	$230,397	-	11,327	-	3,649	247,326	1,153,426	248,348

Mortality and expense risk charges (note 2)	(868)	(259)	-	-	-	-	-	(894)

Net investment income (loss)	229,529	(259)	11,327	-	3,649	247,326	1,153,426	247,454

Realized gain (loss) on investments	(141,396)	2,257,410	(509,537)	(268,383)	177,563	123,548	1,561,031	(1,179,312)

Change in unrealized gain (loss) on investments	740,961	(1,241,058)	787,043	(301,953)	169,500	105,647	3,378,094	890,312

Net gain (loss) on investments	599,565	1,016,352	277,506	(570,336)	347,063	229,195	4,939,125	(289,000)

Reinvested capital gains	-	2,030,871	227,290	2,070,656	542,028	-	1,842,205	5,862,858

Net increase (decrease) in contract owners’ equity resulting from operations	$829,094	3,046,964	516,123	1,500,320	892,740	476,521	7,934,756	5,821,312

Investment Activity*:	JAFBS	JAFRIN	JAGRIN	JAGSEI	JAGTS	JAIG	JARIN	JMCVIN

Reinvested dividends	$994,747	70,378	116,006	4,166	-	399,256	17,421	383,518

Mortality and expense risk charges (note 2)	-	-	(537)	-	-	(286)	(1,513)	-

Net investment income (loss)	994,747	70,378	115,469	4,166	-	398,970	15,908	383,518

Realized gain (loss) on investments	(1,435,967)	705,210	1,322,076	57,761	1,786	1,585,547	1,311,191	367,418

Change in unrealized gain (loss) on investments	1,929,112	535,506	237,036	(8,726)	17,292	4,762,913	147,695	(1,396,545)

Net gain (loss) on investments	493,145	1,240,716	1,559,112	49,035	19,078	6,348,460	1,458,886	(1,029,127)

Reinvested capital gains	-	2,743,442	1,351,030	51,398	13,218	-	1,071,333	2,207,006

Net increase (decrease) in contract owners’ equity resulting from operations	$1,487,892	4,054,536	3,025,611	104,599	32,296	6,747,430	2,546,127	1,561,397

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JHEVTN	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI

Reinvested dividends	$330,862	471,252	6,138	280,777	-	-	345,470	-

Mortality and expense risk charges (note 2)	(24,803)	-	-	(424)	-	-	-	(241)

Net investment income (loss)	306,059	471,252	6,138	280,353	-	-	345,470	(241)

Realized gain (loss) on investments	436,871	700,868	7,006	2,870,682	(208,394)	(119,604)	(309,893)	1,014,764

Change in unrealized gain (loss) on investments	6,090,322	4,673,391	54,817	(242,897)	(89,671)	55,728	(267,283)	(610,887)

Net gain (loss) on investments	6,527,193	5,374,259	61,823	2,627,785	(298,065)	(63,876)	(577,176)	403,877

Reinvested capital gains	-	-	15,514	512,932	385,087	351,797	2,182,436	1,522,954

Net increase (decrease) in contract owners’ equity resulting from operations	$6,833,252	5,845,511	83,475	3,421,070	87,022	287,921	1,950,730	1,926,590

Investment Activity*:	SBVHY	SBVSG2	LACB2	LACDV2	LACI2	LACIPS	LACLV2	LACMV2

Reinvested dividends	$102,607	-	260,415	361	33,297	888,544	66,822	41,152

Mortality and expense risk charges (note 2)	-	-	-	(21)	(80)	-	-	-

Net investment income (loss)	102,607	-	260,415	340	33,217	888,544	66,822	41,152

Realized gain (loss) on investments	9,456	400,804	132,607	1,434,697	69,681	134,408	282,361	45,350

Change in unrealized gain (loss) on investments	28,548	(168,821)	928,297	(472,835)	357,843	(257,407)	147	(56,542)

Net gain (loss) on investments	38,004	231,983	1,060,904	961,862	427,524	(122,999)	282,508	(11,192)

Reinvested capital gains	-	1,440,736	-	-	-	-	312,121	191,596

Net increase (decrease) in contract owners’ equity resulting from operations	$140,611	1,672,719	1,321,319	962,202	460,741	765,545	661,451	221,556

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LACU2	LACV2	LOVBD	LOVCDG	LOVGI	MEGSS	MNDSC	MVFSC

Reinvested dividends	$-	68,028	1,434,168	41,158	24,645	-	-	223,652

Mortality and expense risk charges (note 2)	-	-	-	-	(1,149)	-	-	-

Net investment income (loss)	-	68,028	1,434,168	41,158	23,496	-	-	223,652

Realized gain (loss) on investments	1,187,779	111,168	(394,049)	587,629	119,185	228,829	65,562	(80,357)

Change in unrealized gain (loss) on investments	(708,008)	168,491	859,554	(184,640)	125,862	(1,878,843)	518,130	500,852

Net gain (loss) on investments	479,771	279,659	465,505	402,989	245,047	(1,650,014)	583,692	420,495

Reinvested capital gains	1,036,610	322,606	-	524,983	460,118	4,108,426	-	1,235,708

Net increase (decrease) in contract owners’ equity resulting from operations	$1,516,381	670,293	1,899,673	969,130	728,661	2,458,412	583,692	1,879,855

Investment Activity*:	MVIGSC	MGRFV	DTRTFY	GEM	GEM2	GIG	GVEXD	GVIXY

Reinvested dividends	$67,158	699,462	1,382,170	7,304	5,772	103,177	5,413,811	6,803,374

Mortality and expense risk charges (note 2)	-	-	-	-	-	(5)	(197)	-

Net investment income (loss)	67,158	699,462	1,382,170	7,304	5,772	103,172	5,413,614	6,803,374

Realized gain (loss) on investments	436,553	(177,607)	(1,792,671)	6,899	215,023	908,250	45,681,757	1,812,154

Change in unrealized gain (loss) on investments	557,617	329,744	2,953,418	203,231	608,982	1,534,092	30,809,593	29,556,551

Net gain (loss) on investments	994,170	152,137	1,160,747	210,130	824,005	2,442,342	76,491,350	31,368,705

Reinvested capital gains	497,903	525,449	-	-	-	291,511	827,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,559,231	1,377,048	2,542,917	217,434	829,777	2,837,025	82,732,828	38,172,079

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MCIFD	MSBF	NCPGI	NDES2	NFDIW2	NJMIM2	NNASD2	NVAMVX

Reinvested dividends	$1,009,711	384,228	-	-	1,034	4,043	9,015	223,578

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(3)

Net investment income (loss)	1,009,711	384,228	-	-	1,034	4,043	9,015	223,575

Realized gain (loss) on investments	700,562	60,820	35	117,331	251,963	211	300,223	(82,978)

Change in unrealized gain (loss) on investments	(1,374,925)	212,016	10,906	121,309	65,391	637	336,717	535,162

Net gain (loss) on investments	(674,363)	272,836	10,941	238,640	317,354	848	636,940	452,184

Reinvested capital gains	4,821,742	-	192	129,273	2,330	512	10,072	548,827

Net increase (decrease) in contract owners’ equity resulting from operations	$5,157,090	657,064	11,133	367,913	320,718	5,403	656,027	1,224,586

Investment Activity*:	NVBXD	NVCBDY	NVDCAP	NVFIY	NVGEY	NVIDMP	NVIE6	NVMIVX

Reinvested dividends	$6,925,969	183,055	-	269,921	111,997	-	97	121,251

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,925,969	183,055	-	269,921	111,997	-	97	121,251

Realized gain (loss) on investments	(493,152)	5,977	(1,853)	27,786	993,588	20,554	540	517,485

Change in unrealized gain (loss) on investments	(457,318)	(11,783)	69,481	163,522	278,307	168,337	4,427	1,003,927

Net gain (loss) on investments	(950,470)	(5,806)	67,628	191,308	1,271,895	188,891	4,967	1,521,412

Reinvested capital gains	-	-	8,228	-	7,835	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,975,499	177,249	75,856	461,229	1,391,727	188,891	5,064	1,642,663

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVMLG1	NVMMG2	NVMMV1	NVNSR1	NVOLG1	NVSIXD	NVSTB1	SAMY

Reinvested dividends	$181,856	-	22,721	53,000	81,474	1,556,716	64,090	22,049,596

Mortality and expense risk charges (note 2)	-	-	-	-	(9)	-	-	-

Net investment income (loss)	181,856	-	22,721	53,000	81,465	1,556,716	64,090	22,049,596

Realized gain (loss) on investments	390,926	9,848	(28,580)	(32,450)	97,086	(3,065,326)	271	-

Change in unrealized gain (loss) on investments	(577,338)	(8,493)	(136,839)	(142,673)	81,354	13,320,875	(41,951)	-

Net gain (loss) on investments	(186,412)	1,355	(165,419)	(175,123)	178,440	10,255,549	(41,680)	-

Reinvested capital gains	628,352	1,057	186,454	179,199	-	4,365,970	-	442

Net increase (decrease) in contract owners’ equity resulting from operations	$623,796	2,412	43,756	57,076	259,905	16,178,235	22,410	22,050,038

Investment Activity*:	SCVF	TRF	AMCG	AMRI	AMSRS	AMTB	NALCV	NALG

Reinvested dividends	$1,974	46,370	-	11,378	-	305,611	669	31,055

Mortality and expense risk charges (note 2)	-	-	(8)	(1)	-	-	-	-

Net investment income (loss)	1,974	46,370	(8)	11,377	-	305,611	669	31,055

Realized gain (loss) on investments	(7,679)	295,512	(121,529)	49,341	103,951	101,295	70	4,788

Change in unrealized gain (loss) on investments	(394)	43,440	(690,040)	(57,177)	50,371	(67,074)	(3,008)	(107,357)

Net gain (loss) on investments	(8,073)	338,952	(811,569)	(7,836)	154,322	34,221	(2,938)	(102,569)

Reinvested capital gains	9,316	444,959	758,855	266,993	132,783	-	7,773	260,781

Net increase (decrease) in contract owners’ equity resulting from operations	$3,217	830,281	(52,722)	270,534	287,105	339,832	5,504	189,267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NAMG	NASCV	NASG	NAWEI	DWVSVS	WRASP	WRBDP	WRBP

Reinvested dividends	$41,139	8,167	59	1,619	89,090	76,723	412,708	43,053

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	41,139	8,167	59	1,619	89,090	76,723	412,708	43,053

Realized gain (loss) on investments	(1,009)	(41,488)	1	41	47,439	(82,661)	59,026	(64,470)

Change in unrealized gain (loss) on investments	(72,724)	(107,021)	78	1,668	19,687	552,213	6,181	260,369

Net gain (loss) on investments	(73,733)	(148,509)	79	1,709	67,126	469,552	65,207	195,899

Reinvested capital gains	63,414	152,832	-	13,564	588,662	409,578	-	130,325

Net increase (decrease) in contract owners’ equity resulting from operations	$30,820	12,490	138	16,892	744,878	955,853	477,915	369,277

Investment Activity*:	WRENG	WRGNR	WRHIP	WRIP	WRLTBP	WRMCG	WRSTP	WRVP

Reinvested dividends	$13,696	-	411,717	171	110,783	-	-	44,179

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	13,696	-	411,717	171	110,783	-	-	44,179

Realized gain (loss) on investments	(108,958)	118,390	(55,776)	2	6,106	(570,654)	1,230,539	(47,079)

Change in unrealized gain (loss) on investments	254,743	1,029,938	75,500	5,233	3,176	(1,850,242)	1,335,202	(35,857)

Net gain (loss) on investments	145,785	1,148,328	19,724	5,235	9,282	(2,420,896)	2,565,741	(82,936)

Reinvested capital gains	-	-	2,193	9,186	-	2,691,692	1,841,293	214,095

Net increase (decrease) in contract owners’ equity resulting from operations	$159,481	1,148,328	433,634	14,592	120,065	270,796	4,407,034	175,338

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBE2	NOTC2	NOTG1	NOTG2

Reinvested dividends	$187	29,202	5	21,101	95,168	86,037	97,190	32,982

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(2,198)	-

Net investment income (loss)	187	29,202	5	21,101	95,168	86,037	94,992	32,982

Realized gain (loss) on investments	-	33,828	-	17,451	93,684	35,497	251,498	(27,286)

Change in unrealized gain (loss) on investments	1,934	188,733	9	28,629	231,961	142,613	119,722	164,408

Net gain (loss) on investments	1,934	222,561	9	46,080	325,645	178,110	371,220	137,122

Reinvested capital gains	197	35,513	-	-	52,522	23,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,318	287,276	14	67,181	473,335	287,616	466,212	170,104

Investment Activity*:	NOTGR1	NOTGR2	NOTMD2	NOTMG1	NOTMG2	NOTMR1	NOVPDI	NOVPM

Reinvested dividends	$22,464	72,843	52,401	8,361	9,822	5,216	5,763	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(142)	(1,814)

Net investment income (loss)	22,464	72,843	52,401	8,361	9,822	5,216	5,621	(1,814)

Realized gain (loss) on investments	119	112,408	7,454	2,613	8,249	483	(9)	81,294

Change in unrealized gain (loss) on investments	201,381	536,684	216,435	17,766	38,894	19,805	68,101	(76,660)

Net gain (loss) on investments	201,500	649,092	223,889	20,379	47,143	20,288	68,092	4,634

Reinvested capital gains	24,542	90,819	48,500	-	-	2,634	-	391,246

Net increase (decrease) in contract owners’ equity resulting from operations	$248,506	812,754	324,790	28,740	56,965	28,138	73,713	394,066

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MNCPS	PMUBAM	PMVAAA	PMVAAI	PMVEBA	PMVFBA	PMVFHA	PMVGBA

Reinvested dividends	$407,220	941,521	742,506	33,592	1,584,349	171,805	1,626,860	200,778

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	407,220	941,521	742,506	33,592	1,584,349	171,805	1,626,860	200,778

Realized gain (loss) on investments	468,396	(561,126)	(203,734)	(10)	488,868	2,826	(744,508)	106,085

Change in unrealized gain (loss) on investments	738,562	940,070	1,525,818	60,922	1,123,123	268,655	943,205	199,931

Net gain (loss) on investments	1,206,958	378,944	1,322,084	60,912	1,611,991	271,481	198,697	306,016

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,614,178	1,320,465	2,064,590	94,504	3,196,340	443,286	1,825,557	506,794

Investment Activity*:	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVGCBA

Reinvested dividends	$2,616,949	12,373,379	1,040,206	552,410	863,740	406,089	6,475,478	161,693

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,616,949	12,373,379	1,040,206	552,410	863,740	406,089	6,475,478	161,693

Realized gain (loss) on investments	591,480	(503,108)	33,532	(546,386)	(910,278)	187,681	(3,836,811)	71,015

Change in unrealized gain (loss) on investments	(65,087)	11,424,015	344,572	760,314	1,925,030	1,754,963	10,655,535	44,676

Net gain (loss) on investments	526,393	10,920,907	378,104	213,928	1,014,752	1,942,644	6,818,724	115,691

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,143,342	23,294,286	1,418,310	766,338	1,878,492	2,348,733	13,294,202	277,384

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PVGDAA	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO	PROBL	PROBM

Reinvested dividends	$92	178,384	4,171,191	79,969	97,799	-	60,290	6,604

Mortality and expense risk charges (note 2)	-	-	(30)	-	-	-	-	-

Net investment income (loss)	92	178,384	4,171,161	79,969	97,799	-	60,290	6,604

Realized gain (loss) on investments	(1)	226,938	537,702	(227,402)	(56,120)	374,588	391,917	(1,665,684)

Change in unrealized gain (loss) on investments	141	389,696	(447,699)	113,344	58,563	230,450	616,546	260,522

Net gain (loss) on investments	140	616,634	90,003	(114,058)	2,443	605,038	1,008,463	(1,405,162)

Reinvested capital gains	-	-	-	-	-	156,507	770,526	391,410

Net increase (decrease) in contract owners’ equity resulting from operations	$232	795,018	4,261,164	(34,089)	100,242	761,545	1,839,279	(1,007,148)

Investment Activity*:	PROBNK	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROFUD

Reinvested dividends	$9,237	30,537	29,280	-	101,555	107,268	687	3,415

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,237	30,537	29,280	-	101,555	107,268	687	3,415

Realized gain (loss) on investments	(6,911)	(254,250)	(434,017)	68,984	709,206	1,956,247	1,149,664	16,335

Change in unrealized gain (loss) on investments	40,111	48,510	39,151	(382,412)	215,806	476,864	(616,052)	7,472

Net gain (loss) on investments	33,200	(205,740)	(394,866)	(313,428)	925,012	2,433,111	533,612	23,807

Reinvested capital gains	-	-	322,197	310,444	142,763	-	138,210	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,437	(175,203)	(43,389)	(2,984)	1,169,330	2,540,379	672,509	27,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROGMM	PROGVP	PROHC	PROIND	PROINT	PROJP	PROLCG	PROLCV

Reinvested dividends	$95,547	6,715	163	-	20,196	72,438	-	14,617

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	95,547	6,715	163	-	20,196	72,438	-	14,617

Realized gain (loss) on investments	-	(9,835)	(233,925)	695,364	26,790	339,547	444,325	(459,587)

Change in unrealized gain (loss) on investments	-	8,601	171,001	227,644	21,158	(90,469)	54,492	163,714

Net gain (loss) on investments	-	(1,234)	(62,924)	923,008	47,948	249,078	498,817	(295,873)

Reinvested capital gains	-	-	421,009	147,869	-	269,925	571,309	278,633

Net increase (decrease) in contract owners’ equity resulting from operations	$95,547	5,481	358,248	1,070,877	68,144	591,441	1,070,126	(2,623)

Investment Activity*:	PROMC	PROMCG	PROMCV	PRON	PRONET	PROOG	PROPHR	PROPM

Reinvested dividends	$26,756	-	10,187	163,062	-	98,319	1,135	188,334

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	26,756	-	10,187	163,062	-	98,319	1,135	188,334

Realized gain (loss) on investments	(146,393)	(70,234)	(329,423)	4,194,024	485,453	1,529,785	74,854	6,420,681

Change in unrealized gain (loss) on investments	93,984	33,299	19,770	(1,023,783)	(399,529)	173,880	114,217	114,324

Net gain (loss) on investments	(52,409)	(36,935)	(309,653)	3,170,241	85,924	1,703,665	189,071	6,535,005

Reinvested capital gains	-	57,127	291,362	2,849,831	29,106	548,660	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,653)	20,192	(8,104)	6,183,134	115,030	2,350,644	190,206	6,723,339

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PRORE	PRORRO	PROSC	PROSCG	PROSCN	PROSCV	PROSEM	PROSIN

Reinvested dividends	$20,073	33,589	10,016	-	-	4,808	29	619

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	20,073	33,589	10,016	-	-	4,808	29	619

Realized gain (loss) on investments	(84,849)	(31,074)	(87,478)	(102,501)	(3,259,029)	(267,739)	(15,735)	(13,277)

Change in unrealized gain (loss) on investments	227,593	(62,105)	47,189	(85,556)	(6,032,679)	98,609	(120)	(5,291)

Net gain (loss) on investments	142,744	(93,179)	(40,289)	(188,057)	(9,291,708)	(169,130)	(15,855)	(18,568)

Reinvested capital gains	-	58,761	-	321,158	16,622,345	61,662	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$162,817	(829)	(30,273)	133,101	7,330,637	(102,660)	(15,826)	(17,949)

Investment Activity*:	PROSMC	PROSN	PROSSC	PROTEC	PROTEL	PROUB	PROUMC	PROUN

Reinvested dividends	$1,562	6,126	2,136	-	-	39,694	5,732	64,046

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,562	6,126	2,136	-	-	39,694	5,732	64,046

Realized gain (loss) on investments	(2,437)	(55,176)	(90,152)	(702,762)	675,099	3,128,614	(313,295)	4,732,165

Change in unrealized gain (loss) on investments	(1,205)	4,969	2,407	(165,831)	(79,463)	(287,921)	140,240	(48,296)

Net gain (loss) on investments	(3,642)	(50,207)	(87,745)	(868,593)	595,636	2,840,693	(173,055)	4,683,869

Reinvested capital gains	-	-	-	3,883,186	-	717,210	-	2,813,227

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,080)	(44,081)	(85,609)	3,014,593	595,636	3,597,597	(167,323)	7,561,142

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PROUSC	PROUSN	PROUTL	PVAGIB	PVDIB	PVEIB	PVHYB	PVIB

Reinvested dividends	$16,019	53,605	107,967	116,149	152,115	951,545	758,409	228,218

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	16,019	53,605	107,967	116,149	152,115	951,545	758,409	228,218

Realized gain (loss) on investments	92,145	(999,621)	489,261	(9,085)	(128,116)	4,338,741	(29,786)	(373,729)

Change in unrealized gain (loss) on investments	273,495	(19,292)	292,015	9,874	158,554	3,348,227	24,960	485,314

Net gain (loss) on investments	365,640	(1,018,913)	781,276	789	30,438	7,686,968	(4,826)	111,585

Reinvested capital gains	-	-	3,481	-	-	4,551,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$381,659	(965,308)	892,724	116,938	182,553	13,190,233	753,583	339,803

Investment Activity*:	PVIGIB	PVNOB	ROCMC	ROCSC	RLVGRE	RLVIDM	RLVLBS	RLVLEG

Reinvested dividends	$144,967	26,482	-	222,841	13,519	3,127	11,047	3,394

Mortality and expense risk charges (note 2)	-	-	(445)	(496)	-	-	-	-

Net investment income (loss)	144,967	26,482	(445)	222,345	13,519	3,127	11,047	3,394

Realized gain (loss) on investments	1,592,482	102,226	337,526	43,516	(4,512)	36	2,012	-

Change in unrealized gain (loss) on investments	1,779,166	(341,098)	(418,067)	(71,353)	17,419	25,598	15,652	11,026

Net gain (loss) on investments	3,371,648	(238,872)	(80,541)	(27,837)	12,907	25,634	17,664	11,026

Reinvested capital gains	101,643	465,884	834,463	856,335	-	10,203	12,048	2,332

Net increase (decrease) in contract owners’ equity resulting from operations	$3,618,258	253,494	753,477	1,050,843	26,426	38,964	40,759	16,752

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RLVSB	RLVUSC	RLVUSE	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2

Reinvested dividends	$8,154	253	2,329	-	332,656	-	816,430	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,154	253	2,329	-	332,656	-	816,430	-

Realized gain (loss) on investments	(6,862)	-	-	4,816,883	(81,631)	(517,786)	(63,920)	(83,361)

Change in unrealized gain (loss) on investments	12,148	1,481	12,792	3,022,090	570,254	3,411,169	317,769	(261,145)

Net gain (loss) on investments	5,286	1,481	12,792	7,838,973	488,623	2,893,383	253,849	(344,506)

Reinvested capital gains	-	1,290	30,682	10,930,403	2,246,125	923,678	-	421,102

Net increase (decrease) in contract owners’ equity resulting from operations	$13,440	3,024	45,803	18,769,376	3,067,404	3,817,061	1,070,279	76,596

Investment Activity*:	TAVV	VVGGS	VWBF	VWEM	VWHA	VVB	VVCA	VVCG

Reinvested dividends	$98,286	255,424	197,125	101,692	181,814	5,256,404	1,244,054	944,145

Mortality and expense risk charges (note 2)	(22)	-	-	(436)	(12)	(790,202)	(168,348)	(292,083)

Net investment income (loss)	98,264	255,424	197,125	101,256	181,802	4,466,202	1,075,706	652,062

Realized gain (loss) on investments	(20,730)	8,305,236	121,119	784,945	168,089	2,038,389	(1,183,320)	3,728,389

Change in unrealized gain (loss) on investments	957,104	9,148,344	390,500	2,831,297	1,832,579	11,258,189	4,220,959	15,033,909

Net gain (loss) on investments	936,374	17,453,580	511,619	3,616,242	2,000,668	13,296,578	3,037,639	18,762,298

Reinvested capital gains	319,060	-	-	-	-	22,514,725	1,457,319	4,056,793

Net increase (decrease) in contract owners’ equity resulting from operations	$1,353,698	17,709,004	708,744	3,717,498	2,182,470	40,277,505	5,570,664	23,471,153

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI

Reinvested dividends	$1,113,517	7,387,548	6,324,114	452,939	900,811	25,370,166	5,167,478	1,676,762

Mortality and expense risk charges (note 2)	(231,967)	(842,527)	(1,901,107)	(712,549)	(105,297)	(2,438,809)	(256,905)	(615,452)

Net investment income (loss)	881,550	6,545,021	4,423,007	(259,610)	795,514	22,931,357	4,910,573	1,061,310

Realized gain (loss) on investments	20,328	2,446,776	33,540,971	(741,602)	(658,554)	(4,527,073)	393,124	(3,727,229)

Change in unrealized gain (loss) on investments	4,197,799	15,472,961	46,960,682	22,373,566	1,352,198	30,564,022	1,599,196	26,917,781

Net gain (loss) on investments	4,218,127	17,919,737	80,501,653	21,631,964	693,644	26,036,949	1,992,320	23,190,552

Reinvested capital gains	5,822,610	22,456,547	12,185,441	12,258,306	54,914	-	-	11,301,008

Net increase (decrease) in contract owners’ equity resulting from operations	$10,922,287	46,921,305	97,110,101	33,630,660	1,544,072	48,968,306	6,902,893	35,552,870

Investment Activity*:	VVMA	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VVTSM	PIHYB2

Reinvested dividends	$1,334,551	2,875,344	3,006,394	151,749	14,944,505	5,771,552	7,386,879	47,773

Mortality and expense risk charges (note 2)	(196,970)	(752,874)	(338,943)	(98,111)	(1,165,743)	(765,780)	(2,004,350)	-

Net investment income (loss)	1,137,581	2,122,470	2,667,451	53,638	13,778,762	5,005,772	5,382,529	47,773

Realized gain (loss) on investments	(572,317)	1,956,588	(605,323)	(225,897)	(1,856,475)	1,329,869	19,472,334	14,023

Change in unrealized gain (loss) on investments	5,374,999	9,405,792	(924,938)	50,600	11,591,925	49,248,912	42,038,831	(441)

Net gain (loss) on investments	4,802,682	11,362,380	(1,530,261)	(175,297)	9,735,450	50,578,781	61,511,165	13,582

Reinvested capital gains	2,241,928	11,455,013	1,925,007	2,157,278	-	3,518,400	34,483,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,182,191	24,939,863	3,062,197	2,035,619	23,514,212	59,102,953	101,377,382	61,355

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	PIVB2		PIVEI2		PIVF2		PIVMV2		PIVSI2		VRVDIA		VRVDRA		VRVNMA

Reinvested dividends		$1,321,771		75,544		28,590		104,048		489,458		2,150		209,339		545,592

Mortality and expense risk charges (note 2)		-		-		-		-		-		-		-		-

Net investment income (loss)		1,321,771		75,544		28,590		104,048		489,458		2,150		209,339		545,592

Realized gain (loss) on investments		(996,884)		(253,242)		1,157,518		(45,990)		(263,275)		(48,022)		153,448		(187,493)

Change in unrealized gain (loss) on investments		2,275,943		148,023		(307,017)		86,238		896,909		138,885		(389,093)		389,159

Net gain (loss) on investments		1,279,059		(105,219)		850,501		40,248		633,634		90,863		(235,645)		201,666

Reinvested capital gains		-		468,119		1,630,521		463,035		-		39,196		33,805		-

Net increase (decrease) in contract owners’ equity resulting from operations		$2,600,830		438,444		2,509,612		607,331		1,123,092		132,209		7,499		747,258

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABSCGB				ABTGB				ALVDAB				ALVGIA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		3,086		1,925		266,249		324,816

Realized gain (loss) on investments		(27,546)		(9,604)		(140,051)		(154,331)		(44)		(3,661)		(327,518)		322,477

Change in unrealized gain (loss) on investments		69,684		173,203		(145,763)		341,341		20,967		19,499		515,394		1,196,478

Reinvested capital gains		-		-		533,769		10,332		-		-		1,939,960		771,617

Net increase (decrease) in contract owners’ equity resulting from operations		42,138		163,599		247,955		197,342		24,009		17,763		2,394,085		2,615,388

Equity transactions:

Purchase payments received from contract owners (note 4)		38,450		-		31,446		155,647		-		-		427,398		176,935

Transfers between subaccounts, net		1,042		22,852		932,001		(38,205)		-		-		187,896		262,764

Redemptions (notes 2, 3, and 4)		(146,222)		(18,462)		(254,183)		(133,745)		(165)		(9,932)		(1,790,628)		(855,717)

Adjustments to maintain reserves		1		(1)		2		(426)		-		(1)		1		(2,436)

Net equity transactions		(106,729)		4,389		709,266		(16,729)		(165)		(9,933)		(1,175,333)		(418,454)

Net change in contract owners’ equity		(64,591)		167,988		957,221		180,613		23,844		7,830		1,218,752		2,196,934

Contract owners’ equity at beginning of period		1,035,035		867,047		3,388,188		3,207,575		181,798		173,968		22,744,198		20,547,264

Contract owners’ equity at end of period		$970,444		1,035,035		4,345,409		3,388,188		205,642		181,798		23,962,950		22,744,198

CHANGE IN UNITS:

Beginning units		19,111		18,962		121,770		121,854		10,238		10,819		553,780		567,402

Units purchased		1,756		738		55,786		25,735		-		-		108,202		67,432

Units redeemed		(3,712)		(589)		(31,083)		(25,819)		(9)		(581)		(141,304)		(81,054)

Ending units		17,155		19,111		146,473		121,770		10,229		10,238		520,678		553,780

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVIVB				ALVSVB				APTGBS				AASCO
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$36,008		26,997		43,637		57,632		4,782,991		1,809,424		(74)		(19)

Realized gain (loss) on investments		243,063		20,626		(202,037)		(874,332)		9,217,962		2,843,108		(163)		(228)

Change in unrealized gain (loss) on investments		256,120		12,957		(505,428)		1,256,729		4,206,047		293,644		1,116		1,397

Reinvested capital gains		-		-		823,386		454,150		-		-		203		-

Net increase (decrease) in contract owners’ equity resulting from operations		535,191		60,580		159,558		894,179		18,207,000		4,946,176		1,082		1,150

Equity transactions:

Purchase payments received from contract owners (note 4)		10		72		5,388		148,523		611,893		370,968		-		-

Transfers between subaccounts, net		5,410		(101,869)		(564,572)		(2,960,913)		13,093,187		2,675,383		972		399

Redemptions (notes 2, 3, and 4)		(231,447)		(42,749)		(719,879)		(729,498)		(4,828,356)		(3,004,850)		(57)		(470)

Adjustments to maintain reserves		(1)		1		2		(446)		2		(1,840)		1		(11)

Net equity transactions		(226,028)		(144,545)		(1,279,061)		(3,542,334)		8,876,726		39,661		916		(82)

Net change in contract owners’ equity		309,163		(83,965)		(1,119,503)		(2,648,155)		27,083,726		4,985,837		1,998		1,068

Contract owners’ equity at beginning of period		1,131,376		1,215,341		8,493,208		11,141,363		27,051,441		22,065,604		15,537		14,469

Contract owners’ equity at end of period		$1,440,539		1,131,376		7,373,705		8,493,208		54,135,167		27,051,441		17,535		15,537

CHANGE IN UNITS:

Beginning units		117,415		132,196		218,110		309,808		1,735,825		1,760,081		307		309

Units purchased		78,162		4,818		32,934		23,194		3,066,975		2,067,457		25		12

Units redeemed		(89,754)		(19,599)		(68,165)		(114,892)		(2,628,836)		(2,091,713)		(4)		(14)

Ending units		105,823		117,415		182,879		218,110		2,173,964		1,735,825		328		307

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALCAI2				ALCGI2				ALMGI2				SVDF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(5,433)		(3,440)		(765)		(134)		(1,247)		(1,137)		(2,190)		(2,147)

Realized gain (loss) on investments		8,185,777		765,463		2,811,674		366,672		784,789		682,238		(571,238)		(502,214)

Change in unrealized gain (loss) on investments		(4,890,577)		10,023,671		(1,950,323)		2,673,245		(88,232)		168,863		745,200		1,142,128

Reinvested capital gains		8,203,683		-		1,951,141		-		-		-		26,364		-

Net increase (decrease) in contract owners’ equity resulting from operations		11,493,450		10,785,694		2,811,727		3,039,783		695,310		849,964		198,136		637,767

Equity transactions:

Purchase payments received from contract owners (note 4)		1,265,881		521,561		581,336		132,160		190,714		118,784		874		26,094

Transfers between subaccounts, net		3,959,947		9,410,980		4,234,080		(202,615)		(161,403)		939,808		(679,032)		(274,205)

Redemptions (notes 2, 3, and 4)		(2,488,804)		(2,439,293)		(2,134,842)		(575,019)		(325,268)		(501,006)		(358,935)		(163,538)

Adjustments to maintain reserves		1		(1,501)		1		(818)		(1)		(700)		2		(421)

Net equity transactions		2,737,025		7,491,747		2,680,575		(646,292)		(295,958)		556,886		(1,037,091)		(412,070)

Net change in contract owners’ equity		14,230,475		18,277,441		5,492,302		2,393,491		399,352		1,406,850		(838,955)		225,697

Contract owners’ equity at beginning of period		38,601,609		20,324,168		11,155,190		8,761,699		6,496,706		5,089,856		3,978,997		3,753,300

Contract owners’ equity at end of period		$52,832,084		38,601,609		16,647,492		11,155,190		6,896,058		6,496,706		3,140,042		3,978,997

CHANGE IN UNITS:

Beginning units		312,056		224,461		153,406		165,872		134,326		127,296		56,995		64,843

Units purchased		208,064		248,593		171,391		116,846		152,360		127,123		1,366		1,715

Units redeemed		(216,080)		(160,998)		(144,663)		(129,312)		(152,687)		(120,093)		(14,717)		(9,563)

Ending units		304,040		312,056		180,134		153,406		133,999		134,326		43,644		56,995

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SVOF				AAEIP3				AAGEA2				ABEAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$415		342		389,801		397,398		140,247		137,112		392,325		353,487

Realized gain (loss) on investments		(8,648)		(36,355)		1,578,702		793,936		166,353		314,385		507,759		100,140

Change in unrealized gain (loss) on investments		(19,925)		64,037		(2,525,445)		1,870,066		872,545		778,199		(122,411)		1,241,566

Reinvested capital gains		83,658		71,586		994,948		319,524		889,495		158,807		2,218,526		189,487

Net increase (decrease) in contract owners’ equity resulting from operations		55,500		99,610		438,006		3,380,924		2,068,640		1,388,503		2,996,199		1,884,680

Equity transactions:

Purchase payments received from contract owners (note 4)		812		10,495		43,226		31,569		1,163,272		124,927		1,264,144		465,831

Transfers between subaccounts, net		80,700		(68,964)		(2,154,068)		(1,866,978)		(503,642)		167,935		(1,878,267)		542,267

Redemptions (notes 2, 3, and 4)		(10,857)		(10,630)		(1,183,556)		(846,419)		(258,448)		(459,662)		(1,287,596)		(1,334,048)

Adjustments to maintain reserves		-		(52)		1		(491)		(1)		(74)		1		(505)

Net equity transactions		70,655		(69,151)		(3,294,397)		(2,682,319)		401,181		(166,874)		(1,901,718)		(326,455)

Net change in contract owners’ equity		126,155		30,459		(2,856,391)		698,605		2,469,821		1,221,629		1,094,481		1,558,225

Contract owners’ equity at beginning of period		701,780		671,321		11,542,349		10,843,744		10,964,602		9,742,973		20,609,586		19,051,361

Contract owners’ equity at end of period		$827,935		701,780		8,685,958		11,542,349		13,434,423		10,964,602		21,704,067		20,609,586

CHANGE IN UNITS:

Beginning units		11,660		12,739		587,682		777,598		390,094		397,247		917,304		934,046

Units purchased		1,686		1,774		173,897		276,447		58,236		43,792		103,254		90,883

Units redeemed		(642)		(2,853)		(338,249)		(466,363)		(41,459)		(50,945)		(171,115)		(107,625)

Ending units		12,704		11,660		423,330		587,682		406,871		390,094		849,443		917,304

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ACEAA2				AGEAA2				ARLPE3				AUGEA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$176,873		108,141		176,977		159,167		37,949		53,271		129,679		76,461

Realized gain (loss) on investments		106,366		(15,273)		120,403		273,902		(16,625)		(12,797)		42,469		(195,033)

Change in unrealized gain (loss) on investments		111,831		133,836		720,695		614,785		(20,758)		64,577		(42,499)		361,218

Reinvested capital gains		-		-		888,688		219,030		9,002		-		455,544		22,171

Net increase (decrease) in contract owners’ equity resulting from operations		395,070		226,704		1,906,763		1,266,884		9,568		105,051		585,193		264,817

Equity transactions:

Purchase payments received from contract owners (note 4)		946,757		322,041		448,636		27,067		5,000		(102)		547,589		(12,275)

Transfers between subaccounts, net		2,145,594		116,227		(141,603)		(474,180)		(23,068)		(34,745)		1,613,951		(65,800)

Redemptions (notes 2, 3, and 4)		(1,145,868)		(265,182)		(220,497)		(640,014)		(40,863)		(27,232)		(427,356)		(918,888)

Adjustments to maintain reserves		(1)		1		-		(254)		(2)		(56)		1		(425)

Net equity transactions		1,946,482		173,087		86,536		(1,087,381)		(58,933)		(62,135)		1,734,185		(997,388)

Net change in contract owners’ equity		2,341,552		399,791		1,993,299		179,503		(49,365)		42,916		2,319,378		(732,571)

Contract owners’ equity at beginning of period		4,744,631		4,344,840		10,874,272		10,694,769		649,391		606,475		3,759,484		4,492,055

Contract owners’ equity at end of period		$7,086,183		4,744,631		12,867,571		10,874,272		600,026		649,391		6,078,862		3,759,484

CHANGE IN UNITS:

Beginning units		301,461		290,670		421,673		466,909		29,299		32,280		202,618		261,279

Units purchased		296,096		97,109		20,231		38,143		965		1,261		127,836		57,572

Units redeemed		(182,498)		(86,318)		(18,962)		(83,379)		(3,534)		(4,242)		(40,086)		(116,233)

Ending units		415,059		301,461		422,942		421,673		26,730		29,299		290,368		202,618

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVAA4				AMVBC4				AMVBD4				AMVCB4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,691,085		1,486,336		1,037,041		865,899		3,910,601		3,305,536		797,950		688,844

Realized gain (loss) on investments		32,999		468,052		352,051		1,240,691		(968,167)		(2,969,486)		346,801		110,471

Change in unrealized gain (loss) on investments		5,478,278		5,097,600		5,420,787		7,153,271		3,050,280		418,702		3,972,354		1,192,336

Reinvested capital gains		6,485,298		2,859,221		4,880,621		463,840		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		13,687,660		9,911,209		11,690,500		9,723,701		5,992,714		754,752		5,117,105		1,991,651

Equity transactions:

Purchase payments received from contract owners (note 4)		20,288,957		10,360,456		5,059,338		3,977,771		3,900,401		6,310,802		2,159,931		835,932

Transfers between subaccounts, net		(7,430,108)		6,266,944		14,519,240		5,110,861		9,411,885		12,635,512		4,170,863		1,493,437

Redemptions (notes 2, 3, and 4)		(10,613,283)		(5,192,457)		(5,895,614)		(3,759,816)		(5,641,309)		(4,353,321)		(1,180,290)		(1,593,776)

Adjustments to maintain reserves		1		(7,736)		-		(4,531)		(1)		(5,192)		(230)		(1,261)

Net equity transactions		2,245,567		11,427,207		13,682,964		5,324,285		7,670,976		14,587,801		5,150,274		734,332

Net change in contract owners’ equity		15,933,227		21,338,416		25,373,464		15,047,986		13,663,690		15,342,553		10,267,379		2,725,983

Contract owners’ equity at beginning of period		82,446,454		61,108,038		64,744,861		49,696,875		84,475,299		69,132,746		22,633,401		19,907,418

Contract owners’ equity at end of period		$98,379,681		82,446,454		90,118,325		64,744,861		98,138,989		84,475,299		32,900,780		22,633,401

CHANGE IN UNITS:

Beginning units		3,598,776		3,100,811		2,140,714		1,951,952		7,066,804		5,834,459		1,522,409		1,471,794

Units purchased		1,534,126		1,059,508		900,861		555,123		2,237,158		3,019,166		562,584		415,058

Units redeemed		(1,394,208)		(561,543)		(497,362)		(366,361)		(1,627,749)		(1,786,821)		(243,186)		(364,443)

Ending units		3,738,694		3,598,776		2,544,213		2,140,714		7,676,213		7,066,804		1,841,807		1,522,409

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGB4				AMVGG4				AMVGI4				AMVGR4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$161,812		59,054		407,378		386,951		534,534		547,583		179,505		192,534

Realized gain (loss) on investments		(131,715)		(437,241)		(202,856)		(1,065,464)		800,438		2,212,271		2,129,377		(500,740)

Change in unrealized gain (loss) on investments		266,547		261,490		2,124,775		3,170,064		(1,434,282)		6,809,330		12,812,434		28,083,516

Reinvested capital gains		-		-		4,100,815		797,947		12,035,549		2,615,191		11,235,344		2,640,904

Net increase (decrease) in contract owners’ equity resulting from operations		296,644		(116,697)		6,430,112		3,289,498		11,936,239		12,184,375		26,356,660		30,416,214

Equity transactions:

Purchase payments received from contract owners (note 4)		76,390		125,867		1,650,568		1,031,628		4,967,387		1,896,847		11,997,855		4,330,561

Transfers between subaccounts, net		2,824,802		(347,446)		1,518,999		1,204,961		3,838,437		1,703,202		7,253,562		544,401

Redemptions (notes 2, 3, and 4)		(253,163)		(507,704)		(2,078,009)		(1,902,614)		(5,312,082)		(3,699,997)		(8,077,047)		(9,494,375)

Adjustments to maintain reserves		232		(183)		1		(2,361)		(2)		(9,531)		-		(13,033)

Net equity transactions		2,648,261		(729,466)		1,091,559		331,614		3,493,740		(109,479)		11,174,370		(4,632,446)

Net change in contract owners’ equity		2,944,905		(846,163)		7,521,671		3,621,112		15,429,979		12,074,896		37,531,030		25,783,768

Contract owners’ equity at beginning of period		3,007,819		3,853,982		28,675,778		25,054,666		62,493,324		50,418,428		126,324,783		100,541,015

Contract owners’ equity at end of period		$5,952,724		3,007,819		36,197,449		28,675,778		77,923,303		62,493,324		163,855,813		126,324,783

CHANGE IN UNITS:

Beginning units		307,989		381,718		1,528,326		1,513,946		1,840,883		1,834,013		2,580,663		2,672,252

Units purchased		471,389		118,284		324,703		369,086		586,854		492,134		956,596		659,232

Units redeemed		(220,501)		(192,013)		(262,912)		(354,706)		(489,991)		(485,264)		(740,937)		(750,821)

Ending units		558,877		307,989		1,590,117		1,528,326		1,937,746		1,840,883		2,796,322		2,580,663

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGS4				AMVGW4				AMVHI4				AMVI4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$17,383		52,010		350,051		329,559		2,425,603		1,642,278		232,140		205,997

Realized gain (loss) on investments		104,581		29,046		(60,973)		(397,092)		45,221		1,057,160		19,895		(141,693)

Change in unrealized gain (loss) on investments		829,750		(200,503)		4,492,665		2,728,550		519,932		(627,358)		4,512,228		674,692

Reinvested capital gains		175,008		226,004		935,965		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,126,722		106,557		5,717,708		2,661,017		2,990,756		2,072,080		4,764,263		738,996

Equity transactions:

Purchase payments received from contract owners (note 4)		636,962		282,214		1,176,668		415,490		1,227,485		854,511		24,971		124,444

Transfers between subaccounts, net		1,457,770		(545,300)		2,697,959		919,540		15,643,297		1,447,048		(1,287,782)		(1,619,663)

Redemptions (notes 2, 3, and 4)		(666,673)		(334,214)		(1,349,956)		(1,492,822)		(3,622,414)		(2,263,550)		(1,825,163)		(1,562,698)

Adjustments to maintain reserves		(1)		(578)		1		(1,443)		1		(2,465)		-		(1,827)

Net equity transactions		1,428,058		(597,878)		2,524,672		(159,235)		13,248,369		35,544		(3,087,974)		(3,059,744)

Net change in contract owners’ equity		2,554,780		(491,321)		8,242,380		2,501,782		16,239,125		2,107,624		1,676,289		(2,320,748)

Contract owners’ equity at beginning of period		6,650,507		7,141,828		22,352,713		19,850,931		27,269,092		25,161,468		19,608,785		21,929,533

Contract owners’ equity at end of period		$9,205,287		6,650,507		30,595,093		22,352,713		43,508,217		27,269,092		21,285,074		19,608,785

CHANGE IN UNITS:

Beginning units		505,695		554,530		1,368,495		1,381,769		1,657,739		1,664,996		1,338,287		1,538,592

Units purchased		233,349		123,218		374,728		160,822		2,870,140		3,195,401		95,006		132,710

Units redeemed		(126,567)		(172,053)		(238,107)		(174,096)		(2,085,190)		(3,202,658)		(282,561)		(333,015)

Ending units		612,477		505,695		1,505,116		1,368,495		2,442,689		1,657,739		1,150,732		1,338,287

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVIG4				AMVM4				AMVNW4				AMVUA4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$710,478		527,601		1,217,483		945,507		928,401		990,255		1,073,578		809,663

Realized gain (loss) on investments		1,707,451		(1,179,657)		(83,835)		(828,757)		(615,421)		869,654		(42,507)		(194,982)

Change in unrealized gain (loss) on investments		6,146,798		1,163,149		852,402		(51,956)		19,735,552		2,680,473		521,215		(507,706)

Reinvested capital gains		-		-		-		-		4,095,301		390,074		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		8,564,727		511,093		1,986,050		64,794		24,143,833		4,930,456		1,552,286		106,975

Equity transactions:

Purchase payments received from contract owners (note 4)		1,360,419		771,080		13,136		121,591		3,327,699		1,656,500		1,115,725		1,594,314

Transfers between subaccounts, net		2,247,030		2,913,890		8,931,168		4,225,134		5,524,218		825,896		5,269,665		1,917,872

Redemptions (notes 2, 3, and 4)		(1,142,505)		(1,391,778)		(1,368,594)		(1,189,614)		(7,224,421)		(4,188,450)		(2,885,199)		(1,899,922)

Adjustments to maintain reserves		1		(2,034)		3		(428)		1		(4,822)		-		(784)

Net equity transactions		2,464,945		2,291,158		7,575,713		3,156,683		1,627,497		(1,710,876)		3,500,191		1,611,480

Net change in contract owners’ equity		11,029,672		2,802,251		9,561,763		3,221,477		25,771,330		3,219,580		5,052,477		1,718,455

Contract owners’ equity at beginning of period		22,289,950		19,487,699		21,756,260		18,534,783		83,897,140		80,677,560		21,044,773		19,326,318

Contract owners’ equity at end of period		$33,319,622		22,289,950		31,318,023		21,756,260		109,668,470		83,897,140		26,097,250		21,044,773

CHANGE IN UNITS:

Beginning units		1,857,719		1,674,304		1,939,381		1,657,836		4,801,734		4,908,028		1,960,066		1,807,947

Units purchased		796,529		545,885		1,008,378		1,112,748		1,452,817		1,399,222		2,752,441		852,519

Units redeemed		(598,419)		(362,470)		(372,759)		(831,203)		(1,348,282)		(1,505,516)		(2,452,132)		(700,400)

Ending units		2,055,829		1,857,719		2,575,000		1,939,381		4,906,269		4,801,734		2,260,375		1,960,066

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVPAP2				AVRBP2				AVRGP2				AVRIP2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$198,448		156,554		48,226		33,414		638		182		480		481

Realized gain (loss) on investments		13,355		(54,420)		16,253		(81,409)		-		-		(8,817)		(33)

Change in unrealized gain (loss) on investments		131,703		702,744		195,098		296,577		3,338		8,161		9,579		(605)

Reinvested capital gains		469,450		102,637		-		-		1,904		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		812,956		907,515		259,577		248,582		5,880		8,343		1,242		(157)

Equity transactions:

Purchase payments received from contract owners (note 4)		418,859		385,844		544,591		296,829		-		-		-		-

Transfers between subaccounts, net		(7,452,374)		7,060,952		160,745		59,433		-		-		-		-

Redemptions (notes 2, 3, and 4)		(251,523)		(885,339)		(124,401)		(327,286)		-		-		(30,540)		(142)

Adjustments to maintain reserves		-		(1,979)		-		(124)		(1)		-		(1)		-

Net equity transactions		(7,285,038)		6,559,478		580,935		28,852		(1)		-		(30,541)		(142)

Net change in contract owners’ equity		(6,472,082)		7,466,993		840,512		277,434		5,879		8,343		(29,299)		(299)

Contract owners’ equity at beginning of period		14,641,717		7,174,724		2,182,836		1,905,402		43,846		35,503		35,940		36,239

Contract owners’ equity at end of period		$8,169,635		14,641,717		3,023,348		2,182,836		49,725		43,846		6,641		35,940

CHANGE IN UNITS:

Beginning units		800,613		456,028		117,112		117,601		1,541		1,541		3,367		3,380

Units purchased		58,187		437,651		51,460		47,295		-		-		2,816		-

Units redeemed		(453,341)		(93,066)		(21,652)		(47,784)		-		-		(5,642)		(13)

Ending units		405,459		800,613		146,920		117,112		1,541		1,541		541		3,367

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BRVCA3				BRVED3				BRVHY3				BRVTR3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		546,469		568,856		3,418,367		3,116,791		2,000,339		1,666,356

Realized gain (loss) on investments		-		-		(264,167)		(901,851)		(88,037)		1,757,717		(124,766)		(2,280,321)

Change in unrealized gain (loss) on investments		(167)		(1,508)		2,338,559		865,881		708,096		(1,623,277)		1,461,553		1,147,785

Reinvested capital gains		1,579		4,409		2,548,791		1,815,314		109,035		-		51,803		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,412		2,901		5,169,652		2,348,200		4,147,461		3,251,231		3,388,929		533,820

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		443,084		831,217		621,072		546,043		1,137,874		1,410,565

Transfers between subaccounts, net		-		-		3,128,756		(626,754)		7,874,991		(13,821,285)		9,834,726		5,442,381

Redemptions (notes 2, 3, and 4)		-		-		(1,618,631)		(2,862,462)		(2,786,488)		(2,412,374)		(3,284,565)		(4,324,234)

Adjustments to maintain reserves		(1)		1		-		(2,748)		(257,102)		(14,705)		(131,672)		22,751

Net equity transactions		(1)		1		1,953,209		(2,660,747)		5,452,473		(15,702,321)		7,556,363		2,551,463

Net change in contract owners’ equity		1,411		2,902		7,122,861		(312,547)		9,599,934		(12,451,090)		10,945,292		3,085,283

Contract owners’ equity at beginning of period		11,988		9,086		23,930,143		24,242,690		40,913,511		53,364,601		39,318,900		36,233,617

Contract owners’ equity at end of period		$13,399		11,988		31,053,004		23,930,143		50,513,445		40,913,511		50,264,192		39,318,900

CHANGE IN UNITS:

Beginning units		183		183		693,346		763,053		2,107,445		2,994,709		3,224,820		3,005,080

Units purchased		-		-		190,509		141,669		2,626,407		1,959,995		1,225,602		1,842,738

Units redeemed		-		-		(168,075)		(211,376)		(2,349,410)		(2,847,259)		(623,844)		(1,622,998)

Ending units		183		183		715,780		693,346		2,384,442		2,107,445		3,826,578		3,224,820

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	BVLCC3				BVLCV3				BVLFG3				MLVGA3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,864		45,300		93,578		129,646		-		-		1,197,472		369,053

Realized gain (loss) on investments		790,207		979,104		330,758		229,421		2,727,239		2,349,911		(388,492)		(345,705)

Change in unrealized gain (loss) on investments		(40,158)		163,499		272,576		(326,675)		(3,890,639)		1,257,098		1,331,103		225,592

Reinvested capital gains		1,482,699		1,061,668		883,238		1,366,253		2,885,584		1,559,447		2,926,204		1,999,253

Net increase (decrease) in contract owners’ equity resulting from operations		2,263,612		2,249,571		1,580,150		1,398,645		1,722,184		5,166,456		5,066,287		2,248,193

Equity transactions:

Purchase payments received from contract owners (note 4)		576,414		2,759,439		393,065		648,609		176,580		361,400		306,465		172,534

Transfers between subaccounts, net		31,351		(1,445,585)		(1,126,187)		584,958		(3,671,142)		(3,290,594)		906,083		(2,441,205)

Redemptions (notes 2, 3, and 4)		(399,834)		(856,014)		(845,224)		(1,107,050)		(1,617,557)		(1,260,680)		(1,182,177)		(1,981,645)

Adjustments to maintain reserves		-		(388)		-		(1,916)		2		(1,956)		1		(1,219)

Net equity transactions		207,931		457,452		(1,578,346)		124,601		(5,112,117)		(4,191,830)		30,372		(4,251,535)

Net change in contract owners’ equity		2,471,543		2,707,023		1,804		1,523,246		(3,389,933)		974,626		5,096,659		(2,003,342)

Contract owners’ equity at beginning of period		11,600,852		8,893,829		9,800,302		8,277,056		20,830,218		19,855,592		25,297,025		27,300,367

Contract owners’ equity at end of period		$14,072,395		11,600,852		9,802,106		9,800,302		17,440,285		20,830,218		30,393,684		25,297,025

CHANGE IN UNITS:

Beginning units		219,687		211,797		276,685		265,352		307,044		388,893		1,190,756		1,396,020

Units purchased		70,750		138,320		112,709		83,936		110,988		134,752		127,977		52,115

Units redeemed		(64,528)		(130,430)		(152,428)		(72,603)		(187,116)		(216,601)		(123,874)		(257,379)

Ending units		225,909		219,687		236,966		276,685		230,916		307,044		1,194,859		1,190,756

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DSRG				DVSCS				CVN1IF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$440,638		476,939		27,365		42,711		667,530		402,784		25,738		1,586

Realized gain (loss) on investments		1,719,887		1,280,047		2,131,485		(262,531)		(6,131,046)		290,055		870,323		902

Change in unrealized gain (loss) on investments		3,353,743		5,750,093		(1,515,513)		1,910,138		1,178,155		(1,158,320)		3,772		(3,772)

Reinvested capital gains		2,838,656		3,162,935		876,112		50,913		5,081,475		789,093		151,042		31,179

Net increase (decrease) in contract owners’ equity resulting from operations		8,352,924		10,670,014		1,519,449		1,741,231		796,114		323,612		1,050,875		29,895

Equity transactions:

Purchase payments received from contract owners (note 4)		692,261		394,071		24,494		69,011		449,667		931,818		688,381		124,351

Transfers between subaccounts, net		3,889,412		(2,808,335)		(10,703,279)		177,801		(947,623)		1,566,890		(4,806,666)		3,315,026

Redemptions (notes 2, 3, and 4)		(4,225,549)		(2,598,100)		(231,361)		(368,972)		(2,629,412)		(2,204,845)		(333,381)		(68,468)

Adjustments to maintain reserves		(3)		(3,225)		1		(623)		(1)		(1,957)		1		(14)

Net equity transactions		356,121		(5,015,589)		(10,910,145)		(122,783)		(3,127,369)		291,906		(4,451,665)		3,370,895

Net change in contract owners’ equity		8,709,045		5,654,425		(9,390,696)		1,618,448		(2,331,255)		615,518		(3,400,790)		3,400,790

Contract owners’ equity at beginning of period		50,332,985		44,678,560		9,390,696		7,772,248		38,345,748		37,730,230		3,400,790		-

Contract owners’ equity at end of period		$59,042,030		50,332,985		-		9,390,696		36,014,493		38,345,748		-		3,400,790

CHANGE IN UNITS:

Beginning units		1,117,506		1,192,010		155,002		156,376		773,620		792,217		319,963		-

Units purchased		334,101		300,516		37,115		44,199		439,994		1,312,268		1,067,667		326,397

Units redeemed		(342,873)		(375,020)		(192,117)		(45,573)		(524,585)		(1,330,865)		(1,387,630)		(6,434)

Ending units		1,108,734		1,117,506		-		155,002		689,029		773,620		-		319,963

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CVSBF				CLVGT2				CLVLV1				CLVSI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$176,904		187,141		(209)		-		-		-		515,731		449,656

Realized gain (loss) on investments		94,065		24,054		3,031,919		3,392,431		817,530		1,010,169		103,176		137,855

Change in unrealized gain (loss) on investments		372,670		1,282,306		3,581,499		935,043		4,568,879		1,429,652		185,585		(135,808)

Reinvested capital gains		580,290		192,812		3,547,010		2,397,136		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,223,929		1,686,313		10,160,219		6,724,610		5,386,409		2,439,821		804,492		451,703

Equity transactions:

Purchase payments received from contract owners (note 4)		124,895		674,458		538,755		1,206,607		512,520		380,396		44,800		26,569

Transfers between subaccounts, net		(62,280)		1,459,252		(2,335,489)		978,146		3,099,803		(3,186,014)		1,723,777		1,352,533

Redemptions (notes 2, 3, and 4)		(843,842)		(432,681)		(2,322,247)		(3,755,439)		(1,528,025)		(1,027,545)		(828,064)		(1,230,023)

Adjustments to maintain reserves		1		(1,439)		1		(4,626)		-		(2,937)		(1)		(928)

Net equity transactions		(781,226)		1,699,590		(4,118,980)		(1,575,312)		2,084,298		(3,836,100)		940,512		148,151

Net change in contract owners’ equity		442,703		3,385,903		6,041,239		5,149,298		7,470,707		(1,396,279)		1,745,004		599,854

Contract owners’ equity at beginning of period		10,969,667		7,583,764		33,774,631		28,625,333		18,719,586		20,115,865		10,814,237		10,214,383

Contract owners’ equity at end of period		$11,412,370		10,969,667		39,815,870		33,774,631		26,190,293		18,719,586		12,559,241		10,814,237

CHANGE IN UNITS:

Beginning units		478,467		394,668		250,264		291,286		512,798		611,128		822,976		811,664

Units purchased		44,246		185,303		68,300		125,146		146,690		133,913		215,898		205,613

Units redeemed		(76,491)		(101,504)		(91,608)		(166,168)		(109,847)		(232,243)		(147,419)		(194,301)

Ending units		446,222		478,467		226,956		250,264		549,641		512,798		891,455		822,976

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CLVSV1				CSCRS				DFVEA				DFVGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		173,433		123,832		2,311,315		1,721,632		5,116,442		5,759,634

Realized gain (loss) on investments		187,782		574,010		18,522		(716,359)		5,293,769		4,122,555		(1,053,131)		(866,201)

Change in unrealized gain (loss) on investments		307,970		(198,297)		413,597		779,274		13,266,673		6,909,806		1,023,518		1,166,779

Reinvested capital gains		-		-		-		-		1,671,683		1,320,995		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		495,752		375,713		605,552		186,747		22,543,440		14,074,988		5,086,829		6,060,212

Equity transactions:

Purchase payments received from contract owners (note 4)		117,545		69,641		80,415		142,158		4,035,095		1,819,770		2,583,038		2,125,843

Transfers between subaccounts, net		(3,545,127)		5,805,985		401,518		(581,806)		10,716,816		24,917,887		11,290,696		11,224,306

Redemptions (notes 2, 3, and 4)		(353,151)		(430,463)		(181,968)		(333,531)		(6,450,805)		(5,540,662)		(9,194,743)		(9,360,395)

Adjustments to maintain reserves		(2)		(221)		-		(503)		(3)		(2,320)		(1)		(4,675)

Net equity transactions		(3,780,735)		5,444,942		299,965		(773,682)		8,301,103		21,194,675		4,678,990		3,985,079

Net change in contract owners’ equity		(3,284,983)		5,820,655		905,517		(586,935)		30,844,543		35,269,663		9,765,819		10,045,291

Contract owners’ equity at beginning of period		9,087,522		3,266,867		3,937,074		4,524,009		114,110,336		78,840,673		125,050,807		115,005,516

Contract owners’ equity at end of period		$5,802,539		9,087,522		4,842,591		3,937,074		144,954,879		114,110,336		134,816,626		125,050,807

CHANGE IN UNITS:

Beginning units		283,751		116,580		504,491		612,249		6,056,189		4,799,075		10,534,685		10,175,792

Units purchased		106,100		378,804		315,392		315,061		1,280,660		2,324,172		2,161,249		2,176,272

Units redeemed		(221,874)		(211,633)		(281,129)		(422,819)		(899,135)		(1,067,058)		(1,742,697)		(1,817,379)

Ending units		167,977		283,751		538,754		504,491		6,437,714		6,056,189		10,953,237		10,534,685

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVGMI				DFVIS				DFVIV				DFVSTF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,223,801		2,289,573		2,852,983		2,373,675		7,562,260		5,502,986		5,779,429		6,369,188

Realized gain (loss) on investments		5,414,815		1,836,506		1,329,136		587,378		9,088,210		3,603,312		550,179		924,860

Change in unrealized gain (loss) on investments		5,186,932		5,203,130		19,181,795		(2,534,843)		43,275,020		(3,447,299)		(521,503)		(381,208)

Reinvested capital gains		963,859		557,684		3,753,316		2,017,745		5,886,152		3,061,729		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		13,789,407		9,886,893		27,117,230		2,443,955		65,811,642		8,720,728		5,808,105		6,912,840

Equity transactions:

Purchase payments received from contract owners (note 4)		4,024,851		2,460,740		1,659,946		896,543		4,557,724		2,328,865		3,863,244		1,831,344

Transfers between subaccounts, net		3,412,326		9,297,857		2,927,364		1,364,113		1,891,326		5,815,268		6,488,649		22,971,039

Redemptions (notes 2, 3, and 4)		(13,739,349)		(6,755,379)		(5,109,596)		(4,538,821)		(10,268,130)		(7,433,301)		(9,671,108)		(14,351,462)

Adjustments to maintain reserves		(3)		(4,388)		(1)		(2,524)		2		(9,597)		(1)		(4,658)

Net equity transactions		(6,302,175)		4,998,830		(522,287)		(2,280,689)		(3,819,078)		701,235		680,784		10,446,263

Net change in contract owners’ equity		7,487,232		14,885,723		26,594,943		163,266		61,992,564		9,421,963		6,488,889		17,359,103

Contract owners’ equity at beginning of period		97,600,131		82,714,408		73,900,124		73,736,858		146,776,818		137,354,855		144,847,239		127,488,136

Contract owners’ equity at end of period		$105,087,363		97,600,131		100,495,067		73,900,124		208,769,382		146,776,818		151,336,128		144,847,239

CHANGE IN UNITS:

Beginning units		5,133,156		4,857,271		4,192,919		4,308,866		8,968,451		8,886,798		12,768,183		11,803,990

Units purchased		905,896		991,720		1,038,983		800,920		2,497,192		2,016,439		4,828,216		5,663,859

Units redeemed		(1,191,693)		(715,835)		(1,020,562)		(916,867)		(2,627,606)		(1,934,786)		(4,771,054)		(4,699,666)

Ending units		4,847,359		5,133,156		4,211,340		4,192,919		8,838,037		8,968,451		12,825,345		12,768,183

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVULV				DFVUTV				ETVFR				FHIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,475,380		3,347,872		2,705,629		1,919,263		2,891,473		3,721,108		659,144		767,497

Realized gain (loss) on investments		6,625,889		10,106,237		8,124,078		6,078,444		(158,250)		(491,148)		237,808		(396,682)

Change in unrealized gain (loss) on investments		7,576,051		(10,508,439)		(10,663,673)		(6,965,051)		(1,088,470)		244,803		259,882		324,443

Reinvested capital gains		12,778,835		19,674,524		14,580,892		11,742,348		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		30,456,155		22,620,194		14,746,926		12,775,004		1,644,753		3,474,763		1,156,834		695,258

Equity transactions:

Purchase payments received from contract owners (note 4)		5,038,471		5,082,154		4,509,854		4,011,066		131,447		368,676		314,512		145,355

Transfers between subaccounts, net		13,838,070		(2,462,264)		3,923,784		9,854,526		(4,321,374)		(4,344,046)		5,372,349		(1,852,607)

Redemptions (notes 2, 3, and 4)		(11,918,262)		(13,668,170)		(11,384,099)		(12,528,447)		(3,201,189)		(2,922,680)		(1,320,322)		(863,001)

Adjustments to maintain reserves		(2)		(11,267)		(2)		(9,264)		(2)		(2,758)		(3)		(99)

Net equity transactions		6,958,277		(11,059,547)		(2,950,463)		1,327,881		(7,391,118)		(6,900,808)		4,366,536		(2,570,352)

Net change in contract owners’ equity		37,414,432		11,560,647		11,796,463		14,102,885		(5,746,365)		(3,426,045)		5,523,370		(1,875,094)

Contract owners’ equity at beginning of period		191,773,570		180,212,923		173,934,680		159,831,795		45,520,144		48,946,189		11,115,659		12,990,753

Contract owners’ equity at end of period		$229,188,002		191,773,570		185,731,143		173,934,680		39,773,779		45,520,144		16,639,029		11,115,659

CHANGE IN UNITS:

Beginning units		7,494,433		7,919,260		6,544,498		6,382,585		2,624,092		3,034,155		347,129		430,056

Units purchased		2,296,671		1,729,082		1,646,454		1,855,675		838,778		780,214		278,535		191,789

Units redeemed		(2,012,477)		(2,153,909)		(1,757,006)		(1,693,762)		(1,268,162)		(1,190,277)		(142,559)		(274,716)

Ending units		7,778,627		7,494,433		6,433,946		6,544,498		2,194,708		2,624,092		483,105		347,129

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVK2S				FVU2				FB2				FC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		12,860		323,454		227,460		1,080,880		939,211		-		16,111

Realized gain (loss) on investments		43,673		53,483		(219,377)		(52,214)		(302,165)		(429,821)		3,498,558		3,211,259

Change in unrealized gain (loss) on investments		(40,259)		157,985		164,244		1,320,031		4,958,259		5,456,372		(2,447,387)		3,897,741

Reinvested capital gains		178,041		59,972		197,327		-		3,206,252		1,684,864		13,153,885		7,733,422

Net increase (decrease) in contract owners’ equity resulting from operations		181,455		284,300		465,648		1,495,277		8,943,226		7,650,626		14,205,056		14,858,533

Equity transactions:

Purchase payments received from contract owners (note 4)		7,842		45,182		458,189		78,012		4,279,712		5,363,314		6,202,537		2,142,404

Transfers between subaccounts, net		(144,631)		(296,937)		(5,105,651)		1,173,041		4,683,798		4,514,370		5,407,250		12,717,695

Redemptions (notes 2, 3, and 4)		(104,485)		(266,733)		(565,131)		(368,249)		(3,603,771)		(5,102,769)		(4,814,081)		(6,004,480)

Adjustments to maintain reserves		(1)		(378)		1		(960)		(4)		(8,221)		(1)		(7,174)

Net equity transactions		(241,275)		(518,866)		(5,212,592)		881,844		5,359,735		4,766,694		6,795,705		8,848,445

Net change in contract owners’ equity		(59,820)		(234,566)		(4,746,944)		2,377,121		14,302,961		12,417,320		21,000,761		23,706,978

Contract owners’ equity at beginning of period		1,599,379		1,833,945		11,280,259		8,903,138		59,951,951		47,534,631		66,420,475		42,713,497

Contract owners’ equity at end of period		$1,539,559		1,599,379		6,533,315		11,280,259		74,254,912		59,951,951		87,421,236		66,420,475

CHANGE IN UNITS:

Beginning units		44,998		60,091		327,920		279,677		1,727,491		1,576,150		1,159,885		1,021,768

Units purchased		9,558		7,730		36,945		86,274		513,773		545,687		577,083		756,219

Units redeemed		(15,373)		(22,823)		(194,477)		(38,031)		(396,659)		(394,346)		(465,402)		(618,102)

Ending units		39,183		44,998		170,388		327,920		1,844,605		1,727,491		1,271,566		1,159,885

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FDCA2				FDSCS2				FEI2				FEMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$522		52		303,512		265,444		407,416		272,792		187,750		36,587

Realized gain (loss) on investments		511		406		1,722,956		(163,157)		288,642		(78,564)		675,062		(27,389)

Change in unrealized gain (loss) on investments		(2,501)		18,165		1,013,656		3,057,471		1,660,577		708,038		2,229,744		(318,842)

Reinvested capital gains		22,536		4,603		2,627,539		191,867		1,394,997		1,003,284		102,768		-

Net increase (decrease) in contract owners’ equity resulting from operations		21,068		23,226		5,667,663		3,351,625		3,751,632		1,905,550		3,195,324		(309,644)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		3,273,994		1,289,727		403,286		230,521		972,305		377,075

Transfers between subaccounts, net		-		-		7,600,773		10,400,072		6,923,028		3,699,542		8,624,950		3,466,567

Redemptions (notes 2, 3, and 4)		(1,244)		(1,068)		(2,758,799)		(1,726,840)		(2,359,747)		(394,297)		(730,046)		(70,159)

Adjustments to maintain reserves		1		-		(2)		(2,635)		-		(1,181)		-		(360)

Net equity transactions		(1,243)		(1,068)		8,115,966		9,960,324		4,966,567		3,534,585		8,867,209		3,773,123

Net change in contract owners’ equity		19,825		22,158		13,783,629		13,311,949		8,718,199		5,440,135		12,062,533		3,463,479

Contract owners’ equity at beginning of period		114,870		92,712		34,209,399		20,897,450		17,315,528		11,875,393		3,463,479		-

Contract owners’ equity at end of period		$134,695		114,870		47,993,028		34,209,399		26,033,727		17,315,528		15,526,012		3,463,479

CHANGE IN UNITS:

Beginning units		1,832		1,851		899,179		647,482		446,250		346,412		331,559		-

Units purchased		-		4		553,324		501,682		293,023		178,480		1,392,034		791,420

Units redeemed		(20)		(23)		(400,667)		(249,985)		(184,851)		(78,642)		(667,875)		(459,861)

Ending units		1,812		1,832		1,051,836		899,179		554,422		446,250		1,055,718		331,559

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FG2				FGI2				FGO2				FHI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$46,518		-		302,455		184,274		-		-		3,010,365		2,670,499

Realized gain (loss) on investments		(281,622)		9,777,191		815,795		347,275		4,273,388		(2,377,325)		(1,911,324)		317,832

Change in unrealized gain (loss) on investments		(1,589,398)		(12,227,352)		917,376		714,583		9,529,118		16,617,704		2,072,840		(2,119,560)

Reinvested capital gains		12,578,309		20,587,217		2,120,139		973,459		835,463		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		10,753,807		18,137,056		4,155,765		2,219,591		14,637,969		14,240,379		3,171,881		868,771

Equity transactions:

Purchase payments received from contract owners (note 4)		1,851,843		2,020,620		2,697,655		666,796		2,284,494		1,302,122		574,295		31,118,640

Transfers between subaccounts, net		(6,413,843)		26,017,169		4,305,478		3,364,434		21,174,095		2,576,551		6,630,456		(1,430,952)

Redemptions (notes 2, 3, and 4)		(7,099,447)		(8,126,403)		(1,948,768)		(547,540)		(6,526,045)		(3,261,310)		(2,444,883)		(689,433)

Adjustments to maintain reserves		1		(5,956)		1		(3,019)		5		(1,798)		1		(17)

Net equity transactions		(11,661,446)		19,905,430		5,054,366		3,480,671		16,932,549		615,565		4,759,869		28,998,238

Net change in contract owners’ equity		(907,639)		38,042,486		9,210,131		5,700,262		31,570,518		14,855,944		7,931,750		29,867,009

Contract owners’ equity at beginning of period		97,535,787		59,493,301		15,299,662		9,599,400		52,491,628		37,635,684		39,653,839		9,786,830

Contract owners’ equity at end of period		$96,628,148		97,535,787		24,509,793		15,299,662		84,062,146		52,491,628		47,585,589		39,653,839

CHANGE IN UNITS:

Beginning units		1,216,875		1,005,542		338,302		259,092		525,196		518,626		2,131,872		571,355

Units purchased		428,342		968,888		221,757		144,884		380,878		187,669		3,020,967		3,164,266

Units redeemed		(584,589)		(757,555)		(114,901)		(65,674)		(211,922)		(181,099)		(2,832,484)		(1,603,749)

Ending units		1,060,628		1,216,875		445,158		338,302		694,152		525,196		2,320,355		2,131,872

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIGBP2				FMC2				FNRS2				FO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,247,106		4,163,185		42,221		71,568		378,510		381,865		144,417		119,361

Realized gain (loss) on investments		(4,429,320)		(2,736,748)		30,657		(496,074)		772		585,192		1,207,996		547,819

Change in unrealized gain (loss) on investments		8,255,621		484,912		(597,153)		424,916		1,089,353		(383,257)		(303,797)		(482,666)

Reinvested capital gains		-		-		2,258,855		2,624,104		-		-		934,279		380,636

Net increase (decrease) in contract owners’ equity resulting from operations		9,073,407		1,911,349		1,734,580		2,624,514		1,468,635		583,800		1,982,895		565,150

Equity transactions:

Purchase payments received from contract owners (note 4)		5,235,541		2,466,112		1,270,495		702,762		264,742		387,029		146,767		109,305

Transfers between subaccounts, net		26,635,156		40,112,831		(5,146,515)		7,087,337		(343,322)		3,743,171		596,538		(1,517,004)

Redemptions (notes 2, 3, and 4)		(9,258,127)		(8,273,967)		(627,542)		(998,448)		(1,197,000)		(909,056)		(620,339)		(1,126,341)

Adjustments to maintain reserves		(3)		(3,831)		(1)		(984)		2		(1,196)		1		(595)

Net equity transactions		22,612,567		34,301,145		(4,503,563)		6,790,667		(1,275,578)		3,219,948		122,967		(2,534,635)

Net change in contract owners’ equity		31,685,974		36,212,494		(2,768,983)		9,415,181		193,057		3,803,748		2,105,862		(1,969,485)

Contract owners’ equity at beginning of period		128,913,594		92,701,100		20,997,763		11,582,582		17,889,215		14,085,467		7,925,384		9,894,869

Contract owners’ equity at end of period		$160,599,568		128,913,594		18,228,780		20,997,763		18,082,272		17,889,215		10,031,246		7,925,384

CHANGE IN UNITS:

Beginning units		9,432,709		6,884,721		600,262		394,561		580,066		475,080		369,358		482,219

Units purchased		4,263,656		4,296,893		155,985		362,657		373,804		522,631		318,419		130,349

Units redeemed		(2,670,095)		(1,748,905)		(281,945)		(156,956)		(422,356)		(417,645)		(296,762)		(243,210)

Ending units		11,026,270		9,432,709		474,302		600,262		531,514		580,066		391,015		369,358

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FRESS2				FV2				FVF202				FVF602
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$100,048		241,545		210,493		266,360		548		509		21,246		17,889

Realized gain (loss) on investments		(24,469)		(984,830)		184,390		576,173		-		-		(14)		(438)

Change in unrealized gain (loss) on investments		73,808		1,043,029		(210,257)		(1,016,287)		772		239		118,701		63,169

Reinvested capital gains		2,340		-		1,570,455		2,281,977		-		-		4,036		-

Net increase (decrease) in contract owners’ equity resulting from operations		151,727		299,744		1,755,081		2,108,223		1,320		748		143,969		80,620

Equity transactions:

Purchase payments received from contract owners (note 4)		109,381		48,394		605,037		451,551		-		-		-		-

Transfers between subaccounts, net		(460,574)		(1,983,132)		(6,305,378)		3,534,293		-		-		-		-

Redemptions (notes 2, 3, and 4)		(508,944)		(488,909)		(1,130,118)		(1,353,017)		-		-		(7,206)		(4,256)

Adjustments to maintain reserves		1		(235)		1		(1,475)		-		1		-		1

Net equity transactions		(860,136)		(2,423,882)		(6,830,458)		2,631,352		-		1		(7,206)		(4,255)

Net change in contract owners’ equity		(708,409)		(2,124,138)		(5,075,377)		4,739,575		1,320		749		136,763		76,365

Contract owners’ equity at beginning of period		5,950,041		8,074,179		22,984,819		18,245,244		14,627		13,878		930,229		853,864

Contract owners’ equity at end of period		$5,241,632		5,950,041		17,909,442		22,984,819		15,947		14,627		1,066,992		930,229

CHANGE IN UNITS:

Beginning units		238,674		340,821		520,812		462,762		956		956		38,445		38,623

Units purchased		37,844		82,343		108,100		228,174		-		-		-		-

Units redeemed		(76,069)		(184,490)		(255,410)		(170,124)		-		-		(269)		(178)

Ending units		200,449		238,674		373,502		520,812		956		956		38,176		38,445

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVF702				FVFI2				FVFRHI				FVICA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$43		36		64,855		79,372		1,943,820		1,724,205		396,125		259,013

Realized gain (loss) on investments		-		-		(10,001)		(242,722)		(643,637)		317,570		2,538,607		176,656

Change in unrealized gain (loss) on investments		313		180		132,113		272,641		(150,667)		(639,963)		4,907,082		2,220,726

Reinvested capital gains		22		-		718		1,378		-		-		234,380		-

Net increase (decrease) in contract owners’ equity resulting from operations		378		216		187,685		110,669		1,149,516		1,401,812		8,076,194		2,656,395

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		44,594		99,866		1,262,477		2,011,627		1,598,762		2,061,621

Transfers between subaccounts, net		-		-		(25,391)		(567,963)		(729,779)		15,761,278		2,910,379		4,353,020

Redemptions (notes 2, 3, and 4)		-		-		(310,992)		(404,583)		(1,567,857)		(1,144,838)		(3,663,427)		(2,198,047)

Adjustments to maintain reserves		(1)		(1)		2		(285)		(1)		(516)		1		(3,185)

Net equity transactions		(1)		(1)		(291,787)		(872,965)		(1,035,160)		16,627,551		845,715		4,213,409

Net change in contract owners’ equity		377		215		(104,102)		(762,296)		114,356		18,029,363		8,921,909		6,869,804

Contract owners’ equity at beginning of period		2,233		2,018		2,226,701		2,988,997		25,997,263		7,967,900		43,326,662		36,456,858

Contract owners’ equity at end of period		$2,610		2,233		2,122,599		2,226,701		26,111,619		25,997,263		52,248,571		43,326,662

CHANGE IN UNITS:

Beginning units		83		83		166,325		232,272		2,222,392		739,041		1,473,833		1,337,122

Units purchased		-		-		39,043		70,444		1,759,459		3,347,901		526,405		732,207

Units redeemed		-		-		(60,720)		(136,391)		(1,862,496)		(1,864,550)		(500,231)		(595,496)

Ending units		83		83		144,648		166,325		2,119,355		2,222,392		1,500,007		1,473,833

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSIS2				FVSS2				FVTV2				FEOVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,960,579		1,629,662		84,600		79,452		6,954		531		846,659		654,169

Realized gain (loss) on investments		(551,390)		(569,605)		(149,716)		134,649		-		-		1,070,458		(624,840)

Change in unrealized gain (loss) on investments		2,848,485		1,380,654		354,546		(963,133)		(3,842)		1,855		6,168,097		2,059,151

Reinvested capital gains		-		-		418,927		1,350,075		140		277		6,093,959		258,589

Net increase (decrease) in contract owners’ equity resulting from operations		4,257,674		2,440,711		708,357		601,043		3,252		2,663		14,179,173		2,347,069

Equity transactions:

Purchase payments received from contract owners (note 4)		2,119,613		953,469		219,564		242,874		-		-		1,202,736		647,336

Transfers between subaccounts, net		8,631,281		4,842,248		322,858		5,278,907		-		-		4,822,851		(3,320,278)

Redemptions (notes 2, 3, and 4)		(4,071,058)		(2,475,860)		(672,662)		(382,741)		(2)		(6)		(2,808,726)		(2,989,953)

Adjustments to maintain reserves		2		(3,034)		-		(279)		-		-		2		(3,152)

Net equity transactions		6,679,838		3,316,823		(130,240)		5,138,761		(2)		(6)		3,216,863		(5,666,047)

Net change in contract owners’ equity		10,937,512		5,757,534		578,117		5,739,804		3,250		2,657		17,396,036		(3,318,978)

Contract owners’ equity at beginning of period		46,888,558		41,131,024		10,474,505		4,734,701		29,832		27,175		36,658,955		39,977,933

Contract owners’ equity at end of period		$57,826,070		46,888,558		11,052,622		10,474,505		33,082		29,832		54,054,991		36,658,955

CHANGE IN UNITS:

Beginning units		2,886,830		2,674,101		262,081		126,984		1,485		1,485		1,394,251		1,621,186

Units purchased		1,022,724		854,419		62,740		174,814		-		-		486,155		224,602

Units redeemed		(629,781)		(641,690)		(75,413)		(39,717)		(1)		-		(399,462)		(451,537)

Ending units		3,279,773		2,886,830		249,408		262,081		1,484		1,485		1,480,944		1,394,251

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVGI2				FTVGR2				FTVIS2				FTVMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		73,181		86,285		1,036,491		1,001,965		43,506		46,256

Realized gain (loss) on investments		(43,804)		(129,136)		119,919		80,697		(539,808)		(439,504)		34,398		(95,828)

Change in unrealized gain (loss) on investments		1,004,836		(714,549)		201,917		(231,987)		1,647,961		697,988		(57,993)		259,982

Reinvested capital gains		-		-		-		-		217,866		82,092		214,357		48,102

Net increase (decrease) in contract owners’ equity resulting from operations		961,032		(843,685)		395,017		(65,005)		2,362,510		1,342,541		234,268		258,512

Equity transactions:

Purchase payments received from contract owners (note 4)		120,116		(14,922)		74,414		107,951		42,591		216,380		117		41,344

Transfers between subaccounts, net		31,881		(746,293)		914,923		832,177		(129,700)		(510,818)		41,713		(327,782)

Redemptions (notes 2, 3, and 4)		(553,125)		(596,956)		(666,008)		(479,206)		(1,616,410)		(1,746,631)		(225,834)		(234,800)

Adjustments to maintain reserves		-		(226)		-		(199)		-		(1,013)		-		(421)

Net equity transactions		(401,128)		(1,358,397)		323,329		460,723		(1,703,519)		(2,042,082)		(184,004)		(521,659)

Net change in contract owners’ equity		559,904		(2,202,082)		718,346		395,718		658,991		(699,541)		50,264		(263,147)

Contract owners’ equity at beginning of period		6,251,504		8,453,586		5,176,701		4,780,983		19,117,731		19,817,272		2,153,836		2,416,983

Contract owners’ equity at end of period		$6,811,408		6,251,504		5,895,047		5,176,701		19,776,722		19,117,731		2,204,100		2,153,836

CHANGE IN UNITS:

Beginning units		453,335		542,174		209,388		192,001		567,083		628,131		68,257		82,515

Units purchased		45,166		52,046		85,172		87,056		93,091		67,409		6,857		14,768

Units redeemed		(71,297)		(140,885)		(77,709)		(69,669)		(133,864)		(128,457)		(11,639)		(29,026)

Ending units		427,204		453,335		216,851		209,388		526,310		567,083		63,475		68,257

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVRD2				FTVSI2				FTVUG2				GVBJJS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$156,781		185,525		473,814		463,222		298,374		209,474		17,732		25,191

Realized gain (loss) on investments		113,346		(192,410)		69,750		(683,119)		81,782		(51,833)		(7,261)		503

Change in unrealized gain (loss) on investments		(1,267)		992,270		165,818		609,124		161,888		(86,319)		(1,842)		(41,452)

Reinvested capital gains		1,878,304		882,719		106		-		-		-		80,234		94,646

Net increase (decrease) in contract owners’ equity resulting from operations		2,147,164		1,868,104		709,488		389,227		542,044		71,322		88,863		78,888

Equity transactions:

Purchase payments received from contract owners (note 4)		489,658		668,170		94,306		445,761		165,865		1,542,097		259,428		-

Transfers between subaccounts, net		1,301,341		(1,472,634)		1,344,879		(1,396,068)		1,548,977		2,072,170		(387,272)		922,489

Redemptions (notes 2, 3, and 4)		(2,442,078)		(1,594,387)		(449,534)		(712,251)		(1,678,921)		(1,248,761)		(251,235)		(15,547)

Adjustments to maintain reserves		(4)		(2,529)		(2)		(753)		2		(205)		(2)		(9)

Net equity transactions		(651,083)		(2,401,380)		989,649		(1,663,311)		35,923		2,365,301		(379,081)		906,933

Net change in contract owners’ equity		1,496,081		(533,276)		1,699,137		(1,274,084)		577,967		2,436,623		(290,218)		985,821

Contract owners’ equity at beginning of period		19,042,804		19,576,080		9,104,244		10,378,328		8,510,029		6,073,406		985,821		-

Contract owners’ equity at end of period		$20,538,885		19,042,804		10,803,381		9,104,244		9,087,996		8,510,029		695,603		985,821

CHANGE IN UNITS:

Beginning units		716,770		820,061		449,418		529,491		661,005		476,315		88,578		-

Units purchased		139,553		132,734		169,507		268,518		745,298		508,077		87,345		90,117

Units redeemed		(163,995)		(236,025)		(123,235)		(348,591)		(748,173)		(323,387)		(121,216)		(1,539)

Ending units		692,328		716,770		495,690		449,418		658,130		661,005		54,707		88,578

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVBMNS				GVBMSS				GVFRB				GVR2XS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$15,826		4,115		34,129		8,985		2,356,104		2,307,280		71,180		29,846

Realized gain (loss) on investments		(7,224)		5		(12,622)		234		(196,435)		545,208		(297,170)		153,845

Change in unrealized gain (loss) on investments		17,033		(9,110)		(35,392)		(30,058)		(1,339,558)		(885,468)		198,251		(219,042)

Reinvested capital gains		49,565		11,944		170,514		34,425		-		-		-		44,891

Net increase (decrease) in contract owners’ equity resulting from operations		75,200		6,954		156,629		13,586		820,111		1,967,020		(27,739)		9,540

Equity transactions:

Purchase payments received from contract owners (note 4)		88,819		-		344,300		-		228,469		619,747		72,498		40,127

Transfers between subaccounts, net		551,342		114,846		1,191,340		249,852		(2,928,691)		(2,053,994)		(916,844)		(758,246)

Redemptions (notes 2, 3, and 4)		(50,878)		(149)		(116,998)		(1,750)		(2,300,867)		(3,076,724)		(55,049)		(81,685)

Adjustments to maintain reserves		(1)		-		-		(7)		1		(1,027)		3		(677)

Net equity transactions		589,282		114,697		1,418,642		248,095		(5,001,088)		(4,511,998)		(899,392)		(800,481)

Net change in contract owners’ equity		664,482		121,651		1,575,271		261,681		(4,180,977)		(2,544,978)		(927,131)		(790,941)

Contract owners’ equity at beginning of period		121,651		-		261,681		-		28,798,011		31,342,989		2,050,690		2,841,631

Contract owners’ equity at end of period		$786,133		121,651		1,836,952		261,681		24,617,034		28,798,011		1,123,559		2,050,690

CHANGE IN UNITS:

Beginning units		10,859		-		23,357		-		1,890,717		2,200,360		88,843		133,901

Units purchased		71,420		12,478		142,611		24,025		589,284		886,509		517,020		2,691,894

Units redeemed		(18,232)		(1,619)		(23,252)		(668)		(919,306)		(1,196,152)		(560,357)		(2,736,952)

Ending units		64,047		10,859		142,716		23,357		1,560,695		1,890,717		45,506		88,843

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVRUGM				GVTRBE				RAF				RBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,989		2,621		4,188,192		3,538,095		24,567		55,289		-		-

Realized gain (loss) on investments		-		-		(2,618,733)		(2,949,865)		(575,013)		(99,143)		341,647		(139,429)

Change in unrealized gain (loss) on investments		-		-		5,880,903		2,296,399		(3,359)		15,707		170,978		(147,117)

Reinvested capital gains		-		17		-		-		-		-		67,984		131,382

Net increase (decrease) in contract owners’ equity resulting from operations		1,989		2,638		7,450,362		2,884,629		(553,805)		(28,147)		580,609		(155,164)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		4,323,719		3,105,403		2,433		2,635		26,710		14,542

Transfers between subaccounts, net		-		-		16,855,081		10,473,983		211,321		398,460		144,151		241,177

Redemptions (notes 2, 3, and 4)		(242)		(242)		(7,417,721)		(6,094,622)		(85,052)		(46,438)		(45,849)		(481,999)

Adjustments to maintain reserves		1		1		(3)		(4,183)		(2)		(146)		-		(233)

Net equity transactions		(241)		(241)		13,761,076		7,480,581		128,700		354,511		125,012		(226,513)

Net change in contract owners’ equity		1,748		2,397		21,211,438		10,365,210		(425,105)		326,364		705,621		(381,677)

Contract owners’ equity at beginning of period		70,207		67,810		96,772,506		86,407,296		781,145		454,781		1,530,140		1,911,817

Contract owners’ equity at end of period		$71,955		70,207		117,983,944		96,772,506		356,040		781,145		2,235,761		1,530,140

CHANGE IN UNITS:

Beginning units		5,747		5,767		6,302,982		5,781,673		2,043,079		934,480		32,851		39,477

Units purchased		-		-		2,100,157		1,864,826		64,817,109		19,429,192		878,411		1,502,914

Units redeemed		(20)		(20)		(1,237,516)		(1,343,517)		(65,791,199)		(18,320,593)		(875,551)		(1,509,540)

Ending units		5,727		5,747		7,165,623		6,302,982		1,068,989		2,043,079		35,711		32,851

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RBKF				RBMF				RCPF				RELF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,239		19,724		19,549		18,954		14,626		21,784		(285)		(1,167)

Realized gain (loss) on investments		140,943		51,966		7,630		187,579		(22,560)		(18,557)		(1,279,279)		4,699,460

Change in unrealized gain (loss) on investments		190,799		(72,092)		443,684		(209,527)		(109,831)		(14,247)		1,137,430		(2,400,856)

Reinvested capital gains		-		-		108,767		-		81,910		-		2,050,966		105,900

Net increase (decrease) in contract owners’ equity resulting from operations		341,981		(402)		579,630		(2,994)		(35,855)		(11,020)		1,908,832		2,403,337

Equity transactions:

Purchase payments received from contract owners (note 4)		6,388		373		66,452		46,816		1,794		4,996		9,340		142,176

Transfers between subaccounts, net		144,506		188,096		516,970		146,276		(39,688)		(753,281)		1,995,325		(9,950,205)

Redemptions (notes 2, 3, and 4)		(21,753)		(53,074)		(234,849)		(100,694)		(25,260)		(665,895)		(483,150)		(687,309)

Adjustments to maintain reserves		-		(84)		2		(82)		(1)		(178)		-		(2,217)

Net equity transactions		129,141		135,311		348,575		92,316		(63,155)		(1,414,358)		1,521,515		(10,497,555)

Net change in contract owners’ equity		471,122		134,909		928,205		89,322		(99,010)		(1,425,378)		3,430,347		(8,094,218)

Contract owners’ equity at beginning of period		1,587,114		1,452,205		1,777,761		1,688,439		1,016,437		2,441,815		5,208,739		13,302,957

Contract owners’ equity at end of period		$2,058,236		1,587,114		2,705,966		1,777,761		917,427		1,016,437		8,639,086		5,208,739

CHANGE IN UNITS:

Beginning units		121,072		137,038		54,182		50,417		30,916		70,274		71,292		180,688

Units purchased		182,742		326,348		88,045		153,737		7,669		1,010,904		106,041		170,748

Units redeemed		(176,222)		(342,314)		(79,750)		(149,972)		(9,540)		(1,050,262)		(104,738)		(280,144)

Ending units		127,592		121,072		62,477		54,182		29,045		30,916		72,595		71,292

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RENF				RESF				RFSF				RHCF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$74,323		160,763		875		-		17,495		31,995		(13)		(14)

Realized gain (loss) on investments		(809,077)		63,841		(760,478)		(35,401)		94,686		851,746		(315,837)		282,328

Change in unrealized gain (loss) on investments		53,249		126,856		278,603		(166,010)		132,449		(382,712)		375,913		(320,265)

Reinvested capital gains		-		-		-		-		70,103		14,086		177,146		143,817

Net increase (decrease) in contract owners’ equity resulting from operations		(681,505)		351,460		(481,000)		(201,411)		314,733		515,115		237,209		105,866

Equity transactions:

Purchase payments received from contract owners (note 4)		60,872		89,973		112,961		347,088		7,752		68,800		1,738		73,998

Transfers between subaccounts, net		634,217		(4,113,049)		56,817		(20,773)		(907,970)		(2,556,621)		630,184		(138,000)

Redemptions (notes 2, 3, and 4)		(547,431)		(1,222,490)		(383,108)		(274,191)		(304,876)		(303,495)		(609,638)		(881,420)

Adjustments to maintain reserves		4		(743)		(1)		(393)		2		(208)		1		(171)

Net equity transactions		147,662		(5,246,309)		(213,331)		51,731		(1,205,092)		(2,791,524)		22,285		(945,593)

Net change in contract owners’ equity		(533,843)		(4,894,849)		(694,331)		(149,680)		(890,359)		(2,276,409)		259,494		(839,727)

Contract owners’ equity at beginning of period		3,163,157		8,058,006		1,945,005		2,094,685		3,928,312		6,204,721		2,473,372		3,313,099

Contract owners’ equity at end of period		$2,629,314		3,163,157		1,250,674		1,945,005		3,037,953		3,928,312		2,732,866		2,473,372

CHANGE IN UNITS:

Beginning units		195,650		488,136		347,393		344,599		156,915		301,918		53,408		71,658

Units purchased		2,989,081		9,414,299		13,491,426		713,507		237,153		909,870		144,277		225,394

Units redeemed		(3,032,834)		(9,706,785)		(13,617,751)		(710,713)		(284,438)		(1,054,873)		(139,914)		(243,644)

Ending units		151,897		195,650		221,068		347,393		109,630		156,915		57,771		53,408

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RHYS				RINF				RJNF				RLCE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$200,117		240,966		(319)		-		43,133		68,739		36,682		9,376

Realized gain (loss) on investments		3,487		69,829		796		644,046		43,159		(132,374)		(102,715)		211,635

Change in unrealized gain (loss) on investments		53,601		(269,383)		(13,528)		(221,080)		(97,203)		112,912		83,771		(22,591)

Reinvested capital gains		-		-		144,274		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		257,205		41,412		131,223		422,966		(10,911)		49,277		17,738		198,420

Equity transactions:

Purchase payments received from contract owners (note 4)		95,777		59,826		5,003		71,027		5,978		35,685		65,548		(96)

Transfers between subaccounts, net		(2,691,559)		226,975		(306,156)		(2,413,730)		(2,533,472)		2,464,948		1,140,948		(428,860)

Redemptions (notes 2, 3, and 4)		(515,457)		(359,997)		(44,068)		(591,540)		(56,104)		(139,271)		(95,557)		(37,566)

Adjustments to maintain reserves		3		(42)		3		(5)		1		(4)		(2)		(1)

Net equity transactions		(3,111,236)		(73,238)		(345,218)		(2,934,248)		(2,583,597)		2,361,358		1,110,937		(466,523)

Net change in contract owners’ equity		(2,854,031)		(31,826)		(213,995)		(2,511,282)		(2,594,508)		2,410,635		1,128,675		(268,103)

Contract owners’ equity at beginning of period		6,663,732		6,695,558		1,165,072		3,676,354		2,869,130		458,495		115,884		383,987

Contract owners’ equity at end of period		$3,809,701		6,663,732		951,077		1,165,072		274,622		2,869,130		1,244,559		115,884

CHANGE IN UNITS:

Beginning units		461,386		494,525		16,293		61,574		605,749		113,164		8,348		26,830

Units purchased		1,822,125		4,709,691		32,890		107,732		4,531,190		12,115,507		1,370,598		3,312,875

Units redeemed		(2,043,263)		(4,742,830)		(38,289)		(153,013)		(5,080,011)		(11,622,922)		(1,313,267)		(3,331,357)

Ending units		240,248		461,386		10,894		16,293		56,928		605,749		65,679		8,348

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLCJ				RLF				RMED				RMEK
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,578		15,742		-		334		1,139		1,593		4,523		5,559

Realized gain (loss) on investments		18,853		31,486		(57,663)		216,663		1,623		93,729		(13,644)		38,653

Change in unrealized gain (loss) on investments		19,119		(51,010)		27,507		(106,228)		(1,586)		(7,710)		7,244		(9,118)

Reinvested capital gains		-		-		-		-		784		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		41,550		(3,782)		(30,156)		110,769		1,960		87,612		(1,877)		35,094

Equity transactions:

Purchase payments received from contract owners (note 4)		86,253		10,856		92,774		49,541		-		7,220		10,585		57

Transfers between subaccounts, net		(355,627)		(80,136)		978,600		758,675		(43,800)		43,318		195,350		(120,365)

Redemptions (notes 2, 3, and 4)		(173,184)		(25,097)		(379,174)		(651,211)		(11,739)		(12,284)		(15,615)		(10,152)

Adjustments to maintain reserves		1		(4)		1		(100)		-		2		1		-

Net equity transactions		(442,557)		(94,381)		692,201		156,905		(55,539)		38,256		190,321		(130,460)

Net change in contract owners’ equity		(401,007)		(98,163)		662,045		267,674		(53,579)		125,868		188,444		(95,366)

Contract owners’ equity at beginning of period		422,420		520,583		2,013,891		1,746,217		318,793		192,925		346,735		442,101

Contract owners’ equity at end of period		$21,413		422,420		2,675,936		2,013,891		265,214		318,793		535,179		346,735

CHANGE IN UNITS:

Beginning units		16,910		21,051		55,878		56,244		4,792		3,347		8,140		11,521

Units purchased		26,360		149,712		328,920		285,521		608		21,755		18,732		14,961

Units redeemed		(42,704)		(153,853)		(322,198)		(285,887)		(1,605)		(20,310)		(15,701)		(18,342)

Ending units		566		16,910		62,600		55,878		3,795		4,792		11,171		8,140

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RNF				ROF				RPMF				RREF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(300)		(153)		12,067		101,269		174,054		59,322		7,628		11,300

Realized gain (loss) on investments		1,109,866		5,389,129		6,485,785		8,849,297		4,770,337		(560,499)		(118,583)		(8,140)

Change in unrealized gain (loss) on investments		(117,718)		(586,001)		(558,382)		(2,084,343)		1,436,794		64,505		33,587		(66,666)

Reinvested capital gains		-		-		2,252,383		942,082		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		991,848		4,802,975		8,191,853		7,808,305		6,381,185		(436,672)		(77,368)		(63,506)

Equity transactions:

Purchase payments received from contract owners (note 4)		940,956		415,062		1,195,701		621,490		56,572		25,944		268		1,065

Transfers between subaccounts, net		(1,490,965)		(1,498,674)		(5,851,905)		(5,107,922)		(557,412)		(13,663,285)		112,381		(242,017)

Redemptions (notes 2, 3, and 4)		(1,226,518)		(848,698)		(3,665,245)		(3,491,398)		(765,284)		(752,647)		(43,965)		(59,736)

Adjustments to maintain reserves		(1)		(292)		(1)		(1,472)		3		(627)		3		(6)

Net equity transactions		(1,776,528)		(1,932,602)		(8,321,450)		(7,979,302)		(1,266,121)		(14,390,615)		68,687		(300,694)

Net change in contract owners’ equity		(784,680)		2,870,373		(129,597)		(170,997)		5,115,064		(14,827,287)		(8,681)		(364,200)

Contract owners’ equity at beginning of period		19,780,617		16,910,244		35,319,588		35,490,585		4,427,862		19,255,149		502,403		866,603

Contract owners’ equity at end of period		$18,995,937		19,780,617		35,189,991		35,319,588		9,542,926		4,427,862		493,722		502,403

CHANGE IN UNITS:

Beginning units		227,222		255,121		297,126		372,110		269,479		1,260,220		21,935		39,815

Units purchased		1,089,267		1,416,165		2,249,955		2,175,672		1,828,447		23,853,954		130,457		461,104

Units redeemed		(1,136,966)		(1,444,064)		(2,297,915)		(2,250,656)		(1,861,114)		(24,844,695)		(131,414)		(478,984)

Ending units		179,523		227,222		249,166		297,126		236,812		269,479		20,978		21,935

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RRF				RTEC				RTEL				RTF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		8,085		5,969		19,847		69,064

Realized gain (loss) on investments		(143,983)		237,042		1,245,175		1,758,066		425,625		477,737		3,142,892		7,711,047

Change in unrealized gain (loss) on investments		(6,912)		(14,706)		576,949		(870,906)		166,327		(145,339)		1,218,909		(2,336,776)

Reinvested capital gains		5,604		-		957,877		231,936		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(145,291)		222,336		2,780,001		1,119,096		600,037		338,367		4,381,648		5,443,335

Equity transactions:

Purchase payments received from contract owners (note 4)		5,112		15,865		106,727		165,452		19,978		6,228		438,063		136,591

Transfers between subaccounts, net		709,600		(88,900)		1,580,343		345,306		(2,028,572)		2,542,540		(3,045,274)		(7,568,017)

Redemptions (notes 2, 3, and 4)		(42,284)		(526,178)		(725,975)		(1,247,121)		(275,270)		(710,260)		(1,092,834)		(931,993)

Adjustments to maintain reserves		(2)		(63)		(4)		(238)		3		(17)		9		(623)

Net equity transactions		672,426		(599,276)		961,091		(736,601)		(2,283,861)		1,838,491		(3,700,036)		(8,364,042)

Net change in contract owners’ equity		527,135		(376,940)		3,741,092		382,495		(1,683,824)		2,176,858		681,612		(2,920,707)

Contract owners’ equity at beginning of period		442,163		819,103		7,290,698		6,908,203		3,229,631		1,052,773		16,079,771		19,000,478

Contract owners’ equity at end of period		$969,298		442,163		11,031,790		7,290,698		1,545,807		3,229,631		16,761,383		16,079,771

CHANGE IN UNITS:

Beginning units		9,824		20,606		88,572		103,678		184,580		69,491		142,046		241,617

Units purchased		119,533		184,241		482,061		314,117		1,101,568		697,517		609,251		1,446,668

Units redeemed		(110,825)		(195,023)		(464,707)		(329,223)		(1,214,502)		(582,428)		(627,581)		(1,546,239)

Ending units		18,532		9,824		105,926		88,572		71,646		184,580		123,716		142,046

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTRF				RUF				RUGB				RUTL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		2,593		57,733		115,286		144,717		78,817		86,335		93,502

Realized gain (loss) on investments		79,457		(36,405)		1,004		(381,004)		635,481		(481,459)		936,980		1,043,698

Change in unrealized gain (loss) on investments		(73,415)		(54,086)		68		13,949		5,787		3,383		54,716		(87,334)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,042		(87,898)		58,805		(251,769)		785,985		(399,259)		1,078,031		1,049,866

Equity transactions:

Purchase payments received from contract owners (note 4)		11,000		(124)		29,227		85,493		4,661		5,421		23,278		27,517

Transfers between subaccounts, net		(447,390)		(548,030)		(281,471)		700,720		1,708,744		(217,751)		(870,834)		493,412

Redemptions (notes 2, 3, and 4)		(62,572)		(381,149)		(128,881)		(233,180)		(241,422)		(470,344)		(744,195)		(795,105)

Adjustments to maintain reserves		(1)		(3)		(3)		(27)		1		(18)		(2)		(118)

Net equity transactions		(498,963)		(929,306)		(381,128)		553,006		1,471,984		(682,692)		(1,591,753)		(274,294)

Net change in contract owners’ equity		(492,921)		(1,017,204)		(322,323)		301,237		2,257,969		(1,081,951)		(513,722)		775,572

Contract owners’ equity at beginning of period		1,687,542		2,704,746		558,679		257,442		1,091,176		2,173,127		5,262,949		4,487,377

Contract owners’ equity at end of period		$1,194,621		1,687,542		236,356		558,679		3,349,145		1,091,176		4,749,227		5,262,949

CHANGE IN UNITS:

Beginning units		39,318		63,998		557,473		229,281		88,234		153,526		145,240		147,181

Units purchased		968,163		73,825		40,138,633		30,574,741		30,269,339		13,267,339		656,521		1,327,196

Units redeemed		(982,578)		(98,505)		(40,436,633)		(30,246,549)		(30,092,068)		(13,332,631)		(685,082)		(1,329,137)

Ending units		24,903		39,318		259,473		557,473		265,505		88,234		116,679		145,240

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVARS				RVCMD				RVF				RVIDD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$90,022		254,935		83,613		104,172		(10)		-		27,067		34,895

Realized gain (loss) on investments		(171,759)		(48,352)		213,434		(247,365)		15,713,668		29,024,298		(627,759)		(1,106,379)

Change in unrealized gain (loss) on investments		128,009		(390,392)		4,632		197,012		4,331,690		(8,507,224)		(25,236)		109,137

Reinvested capital gains		-		-		-		-		6,849,566		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		46,272		(183,809)		301,679		53,819		26,894,914		20,517,074		(625,928)		(962,347)

Equity transactions:

Purchase payments received from contract owners (note 4)		285,174		189,334		4,190		63,062		2,820,289		1,753,760		2,434		1,306

Transfers between subaccounts, net		(816,260)		278,480		(5,108,141)		4,786,190		(22,465,504)		(8,741,549)		406,575		1,012,435

Redemptions (notes 2, 3, and 4)		(412,814)		(412,208)		(384,958)		(149,354)		(4,737,038)		(4,189,161)		(39,019)		(51,126)

Adjustments to maintain reserves		-		(1,002)		2		(82)		4		(1,648)		(3)		(4)

Net equity transactions		(943,900)		54,604		(5,488,907)		4,699,816		(24,382,249)		(11,178,598)		369,987		962,611

Net change in contract owners’ equity		(897,628)		(129,205)		(5,187,228)		4,753,635		2,512,665		9,338,476		(255,941)		264

Contract owners’ equity at beginning of period		5,036,945		5,166,150		6,848,103		2,094,468		93,318,616		83,980,140		507,789		507,525

Contract owners’ equity at end of period		$4,139,317		5,036,945		1,660,875		6,848,103		95,831,281		93,318,616		251,848		507,789

CHANGE IN UNITS:

Beginning units		422,100		417,035		1,803,458		596,169		177,188		238,256		7,653,379		6,481,440

Units purchased		98,788		182,854		15,048,808		9,717,909		1,706,582		3,025,229		618,806,758		806,865,657

Units redeemed		(177,741)		(177,789)		(16,450,038)		(8,510,620)		(1,738,210)		(3,086,297)		(621,708,040)		(805,693,718)

Ending units		343,147		422,100		402,228		1,803,458		145,560		177,188		4,752,097		7,653,379

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVIMC				RVISC				RVLCG				RVLCV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,805		3,470		14,928		21,953		(52)		3,436		24,274		38,900

Realized gain (loss) on investments		(20,191)		(3,648)		(127,498)		(119,160)		(33,498)		1,994,208		(121,810)		364,143

Change in unrealized gain (loss) on investments		452		(4,102)		(12,682)		54,947		102,132		(394,610)		164,847		(308,038)

Reinvested capital gains		-		-		-		-		1,148,075		24,034		95,219		-

Net increase (decrease) in contract owners’ equity resulting from operations		(16,934)		(4,280)		(125,252)		(42,260)		1,216,657		1,627,068		162,530		95,005

Equity transactions:

Purchase payments received from contract owners (note 4)		2		13		2,416		2,396		34,078		64,962		157,760		(5,742)

Transfers between subaccounts, net		35,353		40,903		(171,395)		296,662		(1,464,464)		2,330,815		(581,254)		(1,389,961)

Redemptions (notes 2, 3, and 4)		(17,866)		(13,874)		(44,747)		(39,726)		(344,873)		(490,067)		(140,802)		(200,746)

Adjustments to maintain reserves		(1)		(9)		(1)		(100)		(1)		(80)		(1)		(112)

Net equity transactions		17,488		27,033		(213,727)		259,232		(1,775,260)		1,905,630		(564,297)		(1,596,561)

Net change in contract owners’ equity		554		22,753		(338,979)		216,972		(558,603)		3,532,698		(401,767)		(1,501,556)

Contract owners’ equity at beginning of period		62,661		39,908		455,474		238,502		7,335,454		3,802,756		2,527,826		4,029,382

Contract owners’ equity at end of period		$63,215		62,661		116,495		455,474		6,776,851		7,335,454		2,126,059		2,527,826

CHANGE IN UNITS:

Beginning units		62,636		40,666		568,741		281,922		134,719		87,273		67,654		117,628

Units purchased		208,069		42,574		4,986,466		3,638,933		745,896		968,541		951,737		560,601

Units redeemed		(202,017)		(20,604)		(5,401,729)		(3,352,114)		(767,211)		(921,095)		(965,439)		(610,575)

Ending units		68,688		62,636		153,478		568,741		113,404		134,719		53,952		67,654

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVLDD				RVMCG				RVMCV				RVMFU
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$18,186		40,774		(18)		(38)		1,920		1,106		95,783		176,663

Realized gain (loss) on investments		246,096		1,012,303		(159,543)		482,108		(105,648)		306,162		(161,162)		(116,896)

Change in unrealized gain (loss) on investments		6,118		(416,052)		84,085		(132,865)		60,643		(445,992)		288,908		(188,986)

Reinvested capital gains		-		-		109,587		207		156,856		68,587		-		94,439

Net increase (decrease) in contract owners’ equity resulting from operations		270,400		637,025		34,111		349,412		113,771		(70,137)		223,529		(34,780)

Equity transactions:

Purchase payments received from contract owners (note 4)		31,270		242,217		69,597		60,367		100,475		30,414		271,001		116,170

Transfers between subaccounts, net		(2,315,667)		(3,753,549)		(1,990,198)		2,279,938		636,515		(2,986,251)		629,233		(1,248,714)

Redemptions (notes 2, 3, and 4)		(638,187)		(377,955)		(88,740)		(139,569)		(133,107)		(185,871)		(1,088,457)		(506,060)

Adjustments to maintain reserves		-		(100)		-		(95)		(1)		(53)		1		(59)

Net equity transactions		(2,922,584)		(3,889,387)		(2,009,341)		2,200,641		603,882		(3,141,761)		(188,222)		(1,638,663)

Net change in contract owners’ equity		(2,652,184)		(3,252,362)		(1,975,230)		2,550,053		717,653		(3,211,898)		35,307		(1,673,443)

Contract owners’ equity at beginning of period		5,400,027		8,652,389		3,588,046		1,037,993		1,314,241		4,526,139		5,373,333		7,046,776

Contract owners’ equity at end of period		$2,747,843		5,400,027		1,612,816		3,588,046		2,031,894		1,314,241		5,408,640		5,373,333

CHANGE IN UNITS:

Beginning units		58,623		108,084		76,272		25,849		28,364		99,702		599,074		788,866

Units purchased		914,529		1,490,180		205,578		602,687		240,797		207,346		341,989		377,346

Units redeemed		(949,709)		(1,539,641)		(249,490)		(552,264)		(226,831)		(278,684)		(359,644)		(567,138)

Ending units		23,443		58,623		32,360		76,272		42,330		28,364		581,419		599,074

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVSCG				RVSCV				RVSDL				RVWDL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		23,091		60,667		27,452		19,800

Realized gain (loss) on investments		(6,496)		312,143		(102,291)		615,632		(207,476)		136,173		32,381		(348,677)

Change in unrealized gain (loss) on investments		78,881		(241,408)		(17,875)		(730,614)		(11,539)		12,178		11,404		(5,225)

Reinvested capital gains		-		-		127,972		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		72,385		70,735		7,806		(114,982)		(195,924)		209,018		71,237		(334,102)

Equity transactions:

Purchase payments received from contract owners (note 4)		78,844		13,021		16,454		18,302		2,604		4		2,006		5,000

Transfers between subaccounts, net		3,433,438		1,099,540		2,224,392		(1,665,579)		(2,248,407)		2,437,420		(89,743)		237,802

Redemptions (notes 2, 3, and 4)		(280,603)		(143,291)		(205,350)		(170,985)		(60,862)		(292,726)		(37,720)		(30,660)

Adjustments to maintain reserves		(1)		(79)		1		(5)		1		(16)		-		(4)

Net equity transactions		3,231,678		969,191		2,035,497		(1,818,267)		(2,306,664)		2,144,682		(125,457)		212,138

Net change in contract owners’ equity		3,304,063		1,039,926		2,043,303		(1,933,249)		(2,502,588)		2,353,700		(54,220)		(121,964)

Contract owners’ equity at beginning of period		2,976,667		1,936,741		3,341,020		5,274,269		2,729,145		375,445		206,595		328,559

Contract owners’ equity at end of period		$6,280,730		2,976,667		5,384,323		3,341,020		226,557		2,729,145		152,375		206,595

CHANGE IN UNITS:

Beginning units		82,545		57,077		102,236		167,562		229,971		38,277		45,453		62,740

Units purchased		405,480		263,579		496,271		349,652		2,911,671		17,185,979		1,641,965		23,030,103

Units redeemed		(329,234)		(238,111)		(443,254)		(414,978)		(3,119,356)		(16,994,285)		(1,659,240)		(23,047,390)

Ending units		158,791		82,545		155,253		102,236		22,286		229,971		28,178		45,453

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SBLP				ACC1				ACGI				AVGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$310,947		231,654		250,692		232,994		50,183		28,837		4,217		6,285

Realized gain (loss) on investments		42,881		60,849		72,815		375,966		(13,343)		5,119		44,348		36,534

Change in unrealized gain (loss) on investments		(73,273)		(13,139)		295,299		547,514		135,750		88,680		(4,574)		74,339

Reinvested capital gains		-		-		1,580,701		941,978		265,126		123,770		48,543		75,483

Net increase (decrease) in contract owners’ equity resulting from operations		280,555		279,364		2,199,507		2,098,452		437,716		246,406		92,534		192,641

Equity transactions:

Purchase payments received from contract owners (note 4)		30,183		16,193		197,899		594,951		20,700		45,665		(12,702)		12,623

Transfers between subaccounts, net		701,072		(1,097,462)		2,759,377		(6,499,681)		166,851		992,427		(271,815)		3,545

Redemptions (notes 2, 3, and 4)		(224,197)		(349,600)		(974,867)		(779,805)		(57,569)		(172,994)		(27,989)		(77,973)

Adjustments to maintain reserves		(2)		(260)		1		(1,109)		1		(123)		(1)		(8)

Net equity transactions		507,056		(1,431,129)		1,982,410		(6,685,644)		129,983		864,975		(312,507)		(61,813)

Net change in contract owners’ equity		787,611		(1,151,765)		4,181,917		(4,587,192)		567,699		1,111,381		(219,973)		130,828

Contract owners’ equity at beginning of period		3,486,910		4,638,675		11,692,693		16,279,885		3,092,729		1,981,348		893,587		762,759

Contract owners’ equity at end of period		$4,274,521		3,486,910		15,874,610		11,692,693		3,660,428		3,092,729		673,614		893,587

CHANGE IN UNITS:

Beginning units		181,387		256,782		282,612		429,536		79,032		58,510		19,616		21,732

Units purchased		112,813		35,666		114,315		100,299		26,214		35,560		738		4,573

Units redeemed		(87,210)		(111,061)		(72,755)		(247,223)		(24,789)		(15,038)		(7,625)		(6,689)

Ending units		206,990		181,387		324,172		282,612		80,457		79,032		12,729		19,616

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVHY1				AVIE				IS5D2				IS5J2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$213,495		766,925		58,527		70,656		-		-		-		-

Realized gain (loss) on investments		21,483		517,724		182,279		282,916		71,509		39,364		38,400		43,678

Change in unrealized gain (loss) on investments		31,213		(362,315)		11,144		(393,465)		368		177,162		14,866		19,648

Reinvested capital gains		-		-		259,768		21,005		456,554		97,086		401,201		127,669

Net increase (decrease) in contract owners’ equity resulting from operations		266,191		922,334		511,718		(18,888)		528,431		313,612		454,467		190,995

Equity transactions:

Purchase payments received from contract owners (note 4)		329,091		19,996		16,061		40,615		102,690		68,052		203,657		432,804

Transfers between subaccounts, net		(1,692,564)		(1,210,145)		(183,430)		(925,120)		3,387,189		1,664,098		2,801,790		781,508

Redemptions (notes 2, 3, and 4)		(257,293)		(298,231)		(380,129)		(224,343)		(191,201)		(123,379)		(203,081)		(56,497)

Adjustments to maintain reserves		2		(42)		(1)		(79)		2		(6)		(1)		(7)

Net equity transactions		(1,620,764)		(1,488,422)		(547,499)		(1,108,927)		3,298,680		1,608,765		2,802,365		1,157,808

Net change in contract owners’ equity		(1,354,573)		(566,088)		(35,781)		(1,127,815)		3,827,111		1,922,377		3,256,832		1,348,803

Contract owners’ equity at beginning of period		6,843,186		7,409,274		3,169,448		4,297,263		2,930,709		1,008,332		2,354,802		1,005,999

Contract owners’ equity at end of period		$5,488,613		6,843,186		3,133,667		3,169,448		6,757,820		2,930,709		5,611,634		2,354,802

CHANGE IN UNITS:

Beginning units		242,997		283,110		183,613		249,907		229,299		89,714		183,638		89,236

Units purchased		618,159		458,965		64,205		52,938		309,961		164,295		240,096		129,630

Units redeemed		(676,000)		(499,078)		(92,520)		(119,232)		(68,707)		(24,710)		(37,637)		(35,228)

Ending units		185,156		242,997		155,298		183,613		470,553		229,299		386,097		183,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IS5M2				IS5S2				IVAVS2				IVBRA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-		5,910		-		270,728		490,817

Realized gain (loss) on investments		373,010		180,749		24,046		157,080		3,817		130		107,106		(463,307)

Change in unrealized gain (loss) on investments		(422,889)		188,410		185,315		(9,864)		120,314		(426)		146,000		228,760

Reinvested capital gains		619,265		299,786		342,822		152,263		424,637		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		569,386		668,945		552,183		299,479		554,678		(296)		523,834		256,270

Equity transactions:

Purchase payments received from contract owners (note 4)		707,879		1		680,737		73,449		-		(10,327)		181,928		79,988

Transfers between subaccounts, net		3,706,934		1,033,874		3,119,333		(803,773)		2,666,867		2,049		(4,373,843)		(124,320)

Redemptions (notes 2, 3, and 4)		(2,242,034)		(1,310,715)		(144,657)		(295,241)		(47,032)		-		(697,799)		(343,463)

Adjustments to maintain reserves		(1)		(440)		1		(498)		-		(2)		(1)		(277)

Net equity transactions		2,172,778		(277,280)		3,655,414		(1,026,063)		2,619,835		(8,280)		(4,889,715)		(388,072)

Net change in contract owners’ equity		2,742,164		391,665		4,207,597		(726,584)		3,174,513		(8,576)		(4,365,881)		(131,802)

Contract owners’ equity at beginning of period		5,648,390		5,256,725		2,557,820		3,284,404		1,962		10,538		8,124,743		8,256,545

Contract owners’ equity at end of period		$8,390,554		5,648,390		6,765,417		2,557,820		3,176,475		1,962		3,758,862		8,124,743

CHANGE IN UNITS:

Beginning units		436,378		459,079		204,170		288,442		128		894		516,401		543,224

Units purchased		421,469		143,621		303,481		62,939		175,289		128		64,679		106,715

Units redeemed		(253,393)		(166,322)		(28,158)		(147,211)		(3,879)		(894)		(359,028)		(133,538)

Ending units		604,454		436,378		479,493		204,170		171,538		128		222,052		516,401

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVCPB2				IVCPBI				IVDDI				IVGMMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$67,964		59,547		1,380,135		1,338,703		181,150		235,259		14,666,380		20,179,316

Realized gain (loss) on investments		(1,258)		(2,488)		76,128		(819,510)		768,254		(417,341)		-		-

Change in unrealized gain (loss) on investments		46,230		(8,392)		871,869		323,341		(443,039)		1,236,431		-		-

Reinvested capital gains		-		-		-		-		866,135		500,728		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		112,936		48,667		2,328,132		842,534		1,372,500		1,555,077		14,666,380		20,179,316

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(17)		559,023		1,228,678		391,071		166,043		218,890,518		179,926,726

Transfers between subaccounts, net		(53,988)		(159,638)		(1,766,828)		14,106,287		(13,024,695)		(1,405,106)		(579,139,159)		(134,706,245)

Redemptions (notes 2, 3, and 4)		(49,180)		(50,611)		(3,546,163)		(2,590,935)		(905,198)		(815,468)		(64,147,592)		(67,095,098)

Adjustments to maintain reserves		1		1		3		(545)		1		(540)		(6)		(29,915)

Net equity transactions		(103,167)		(210,265)		(4,753,965)		12,743,485		(13,538,821)		(2,055,071)		(424,396,239)		(21,904,532)

Net change in contract owners’ equity		9,769		(161,598)		(2,425,833)		13,586,019		(12,166,321)		(499,994)		(409,729,859)		(1,725,216)

Contract owners’ equity at beginning of period		1,678,598		1,840,196		36,872,369		23,286,350		12,166,321		12,666,315		409,782,629		411,507,845

Contract owners’ equity at end of period		$1,688,367		1,678,598		34,446,536		36,872,369		-		12,166,321		52,770		409,782,629

CHANGE IN UNITS:

Beginning units		163,101		183,671		3,066,033		1,995,494		363,949		426,232		35,120,768		37,024,620

Units purchased		17		1,849		958,054		1,803,004		53,377		73,300		234,809,923		260,800,399

Units redeemed		(9,749)		(22,419)		(1,347,553)		(732,465)		(417,326)		(135,583)		(269,925,809)		(262,704,251)

Ending units		153,369		163,101		2,676,534		3,066,033		-		363,949		4,882		35,120,768

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVGS1				IVHS				IVKEI1				IVMCC2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$428,033		309,190		-		-		228,080		160,613		3,746		5,009

Realized gain (loss) on investments		81,589		68,340		(160,118)		458,608		(255,320)		(168,637)		265,552		(180,129)

Change in unrealized gain (loss) on investments		433,488		(162,185)		514,424		(465,949)		691,651		683,033		(335,866)		692,291

Reinvested capital gains		-		-		140,079		-		579,379		344,686		358,754		100,292

Net increase (decrease) in contract owners’ equity resulting from operations		943,110		215,345		494,385		(7,341)		1,243,790		1,019,695		292,186		617,463

Equity transactions:

Purchase payments received from contract owners (note 4)		74,319		546,057		183,845		85,529		44,359		180,677		1,187		87,367

Transfers between subaccounts, net		2,474,822		1,368,252		(303,029)		1,763,982		869,116		(509,145)		74,929		(1,401,809)

Redemptions (notes 2, 3, and 4)		(1,598,706)		(696,861)		(419,726)		(441,243)		(576,138)		(620,321)		(313,756)		(349,891)

Adjustments to maintain reserves		(1)		(267)		2		(705)		1		(439)		-		(85)

Net equity transactions		950,434		1,217,181		(538,908)		1,407,563		337,338		(949,228)		(237,640)		(1,664,418)

Net change in contract owners’ equity		1,893,544		1,432,526		(44,523)		1,400,222		1,581,128		70,467		54,546		(1,046,955)

Contract owners’ equity at beginning of period		12,610,915		11,178,389		4,111,787		2,711,565		9,134,243		9,063,776		3,631,741		4,678,696

Contract owners’ equity at end of period		$14,504,459		12,610,915		4,067,264		4,111,787		10,715,371		9,134,243		3,686,287		3,631,741

CHANGE IN UNITS:

Beginning units		858,063		777,804		104,486		69,322		291,290		325,146		91,064		137,037

Units purchased		405,001		451,631		71,193		160,664		237,131		27,173		29,497		19,382

Units redeemed		(343,975)		(371,372)		(76,113)		(125,500)		(225,775)		(61,029)		(35,617)		(65,355)

Ending units		919,089		858,063		99,566		104,486		302,646		291,290		84,944		91,064

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVRE				IVT				OVGIS				OVGSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$229,529		290,095		(259)		(834)		11,327		-		-		-

Realized gain (loss) on investments		(141,396)		(136,387)		2,257,410		3,281,351		(509,537)		(365,700)		(268,383)		(1,430,147)

Change in unrealized gain (loss) on investments		740,961		(432,894)		(1,241,058)		805,660		787,043		802,122		(301,953)		2,626,561

Reinvested capital gains		-		-		2,030,871		880,161		227,290		415,996		2,070,656		659,925

Net increase (decrease) in contract owners’ equity resulting from operations		829,094		(279,186)		3,046,964		4,966,338		516,123		852,418		1,500,320		1,856,339

Equity transactions:

Purchase payments received from contract owners (note 4)		14,573		23,148		963,665		1,857,224		21,483		(176)		49,795		95,456

Transfers between subaccounts, net		243,260		(1,440,104)		(3,242,914)		323,853		(893,303)		(175,245)		(661,770)		(3,595,063)

Redemptions (notes 2, 3, and 4)		(492,739)		(929,731)		(1,849,875)		(1,163,824)		(127,316)		(255,147)		(555,308)		(615,487)

Adjustments to maintain reserves		1		(154)		-		(1,084)		-		(891)		3		(1,661)

Net equity transactions		(234,905)		(2,346,841)		(4,129,124)		1,016,169		(999,136)		(431,459)		(1,167,280)		(4,116,755)

Net change in contract owners’ equity		594,189		(2,626,027)		(1,082,160)		5,982,507		(483,013)		420,959		333,040		(2,260,416)

Contract owners’ equity at beginning of period		10,980,864		13,606,891		20,662,297		14,679,790		4,228,929		3,807,970		10,994,709		13,255,125

Contract owners’ equity at end of period		$11,575,053		10,980,864		19,580,137		20,662,297		3,745,916		4,228,929		11,327,749		10,994,709

CHANGE IN UNITS:

Beginning units		497,154		603,646		265,834		254,686		99,846		109,255		304,376		417,492

Units purchased		61,708		30,151		141,618		211,295		871		1,894		11,540		11,380

Units redeemed		(74,306)		(136,643)		(194,657)		(200,147)		(25,253)		(11,303)		(43,001)		(124,496)

Ending units		484,556		497,154		212,795		265,834		75,464		99,846		272,915		304,376

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVIGS				OVSBS				JABIN				JAEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,649		24,422		247,326		68,163		1,153,426		1,069,186		247,454		508,285

Realized gain (loss) on investments		177,563		(479,252)		123,548		32,404		1,561,031		1,539,263		(1,179,312)		725,407

Change in unrealized gain (loss) on investments		169,500		1,238		105,647		(55,629)		3,378,094		4,699,124		890,312		5,776,495

Reinvested capital gains		542,028		434,348		-		-		1,842,205		-		5,862,858		2,707,749

Net increase (decrease) in contract owners’ equity resulting from operations		892,740		(19,244)		476,521		44,938		7,934,756		7,307,573		5,821,312		9,717,936

Equity transactions:

Purchase payments received from contract owners (note 4)		48,046		69,109		115,740		25,029		2,950,228		2,595,110		1,800,083		1,165,666

Transfers between subaccounts, net		(428,529)		(2,292,382)		2,536,752		693,681		1,403,186		(837,340)		4,610,719		3,211,535

Redemptions (notes 2, 3, and 4)		(346,649)		(446,593)		(690,669)		(218,136)		(4,003,812)		(3,980,352)		(4,754,275)		(3,382,347)

Adjustments to maintain reserves		-		(101)		(1)		(163)		3		(2,935)		(1)		(3,568)

Net equity transactions		(727,132)		(2,669,967)		1,961,822		500,411		349,605		(2,225,517)		1,656,526		991,286

Net change in contract owners’ equity		165,608		(2,689,211)		2,438,343		545,349		8,284,361		5,082,056		7,477,838		10,709,222

Contract owners’ equity at beginning of period		6,082,009		8,771,220		2,093,049		1,547,700		53,287,359		48,205,303		72,442,037		61,732,815

Contract owners’ equity at end of period		$6,247,617		6,082,009		4,531,392		2,093,049		61,571,720		53,287,359		79,919,875		72,442,037

CHANGE IN UNITS:

Beginning units		283,930		401,256		161,236		122,705		1,336,135		1,384,519		1,056,638		1,037,830

Units purchased		17,640		20,412		389,673		104,011		199,436		230,635		264,526		237,334

Units redeemed		(49,333)		(137,738)		(234,918)		(65,480)		(196,698)		(279,019)		(240,380)		(218,526)

Ending units		252,237		283,930		315,991		161,236		1,338,873		1,336,135		1,080,784		1,056,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAFBS				JAFRIN				JAGRIN				JAGSEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$994,747		937,770		70,378		17,060		115,469		87,944		4,166		718

Realized gain (loss) on investments		(1,435,967)		(796,721)		705,210		(376,322)		1,322,076		650,915		57,761		13,964

Change in unrealized gain (loss) on investments		1,929,112		210,667		535,506		3,321,902		237,036		1,163,076		(8,726)		5,324

Reinvested capital gains		-		-		2,743,442		890,443		1,351,030		344,102		51,398		1,619

Net increase (decrease) in contract owners’ equity resulting from operations		1,487,892		351,716		4,054,536		3,853,083		3,025,611		2,246,037		104,599		21,625

Equity transactions:

Purchase payments received from contract owners (note 4)		740,808		440,158		450,773		351,668		893,953		197,678		87,147		85,423

Transfers between subaccounts, net		749,459		2,241,817		4,654,695		1,761,170		(34,591)		4,782,483		1,411,296		163,351

Redemptions (notes 2, 3, and 4)		(1,208,129)		(1,712,029)		(1,906,456)		(1,096,769)		(1,758,501)		(1,474,591)		(104,724)		(12,496)

Adjustments to maintain reserves		1		(459)		-		(848)		-		(709)		(1)		-

Net equity transactions		282,139		969,487		3,199,012		1,015,221		(899,139)		3,504,861		1,393,718		236,278

Net change in contract owners’ equity		1,770,031		1,321,203		7,253,548		4,868,304		2,126,472		5,750,898		1,498,317		257,903

Contract owners’ equity at beginning of period		22,385,862		21,064,659		18,679,077		13,810,773		14,014,905		8,264,007		278,401		20,498

Contract owners’ equity at end of period		$24,155,893		22,385,862		25,932,625		18,679,077		16,141,377		14,014,905		1,776,718		278,401

CHANGE IN UNITS:

Beginning units		1,797,485		1,719,431		250,736		235,764		342,038		247,475		22,384		1,830

Units purchased		613,672		486,128		131,767		91,328		158,937		187,510		136,364		32,115

Units redeemed		(596,328)		(408,074)		(86,884)		(76,356)		(173,364)		(92,947)		(37,127)		(11,561)

Ending units		1,814,829		1,797,485		295,619		250,736		327,611		342,038		121,621		22,384

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGTS				JAIG				JARIN				JMCVIN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		398,970		350,600		15,908		(106)		383,518		241,753

Realized gain (loss) on investments		1,786		2,528		1,585,547		383,709		1,311,191		1,167,096		367,418		211,553

Change in unrealized gain (loss) on investments		17,292		29,872		4,762,913		574,154		147,695		839,082		(1,396,545)		1,351,901

Reinvested capital gains		13,218		-		-		-		1,071,333		204,833		2,207,006		1,241,237

Net increase (decrease) in contract owners’ equity resulting from operations		32,296		32,400		6,747,430		1,308,463		2,546,127		2,210,905		1,561,397		3,046,444

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		840,445		804,930		675,274		323,250		506,669		739,199

Transfers between subaccounts, net		-		-		(799,353)		4,834,234		(371,941)		6,655,098		(1,240,627)		105,954

Redemptions (notes 2, 3, and 4)		(3,104)		(5,037)		(2,399,950)		(1,987,832)		(640,120)		(447,006)		(1,381,426)		(1,199,082)

Adjustments to maintain reserves		-		-		1		(2,116)		(1)		(987)		(3)		(2,357)

Net equity transactions		(3,104)		(5,037)		(2,358,857)		3,649,216		(336,788)		6,530,355		(2,115,387)		(356,286)

Net change in contract owners’ equity		29,192		27,363		4,388,573		4,957,679		2,209,339		8,741,260		(553,990)		2,690,158

Contract owners’ equity at beginning of period		130,132		102,769		24,966,295		20,008,616		13,554,717		4,813,457		25,529,762		22,839,604

Contract owners’ equity at end of period		$159,324		130,132		29,354,868		24,966,295		15,764,056		13,554,717		24,975,772		25,529,762

CHANGE IN UNITS:

Beginning units		1,521		1,583		1,176,515		994,358		202,209		91,565		788,421		795,528

Units purchased		-		-		332,212		517,045		75,815		187,735		219,880		272,666

Units redeemed		(29)		(62)		(432,598)		(334,888)		(84,985)		(77,091)		(279,356)		(279,773)

Ending units		1,492		1,521		1,076,129		1,176,515		193,039		202,209		728,945		788,421

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JHEVTN				LZREMS				LZRGDM				LZRIES
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$306,059		911,745		471,252		555,584		6,138		-		280,353		348,041

Realized gain (loss) on investments		436,871		530,180		700,868		828,304		7,006		869		2,870,682		490,165

Change in unrealized gain (loss) on investments		6,090,322		(1,998,224)		4,673,391		(309,454)		54,817		41,955		(242,897)		(192,603)

Reinvested capital gains		-		-		-		-		15,514		-		512,932		28,164

Net increase (decrease) in contract owners’ equity resulting from operations		6,833,252		(556,299)		5,845,511		1,074,434		83,475		42,824		3,421,070		673,767

Equity transactions:

Purchase payments received from contract owners (note 4)		316,938		525,537		103,080		88,519		452		1,800		82,859		225,401

Transfers between subaccounts, net		1,772,366		2,118,205		(36,875)		(2,908,795)		7,814		13,761		(13,215,982)		(653,339)

Redemptions (notes 2, 3, and 4)		(1,580,092)		(1,489,655)		(759,310)		(1,114,142)		(45,375)		(29,215)		(1,423,712)		(821,620)

Adjustments to maintain reserves		(2)		(1,606)		-		(199)		(1)		(54)		(2)		(573)

Net equity transactions		509,210		1,152,481		(693,105)		(3,934,617)		(37,110)		(13,708)		(14,556,837)		(1,250,131)

Net change in contract owners’ equity		7,342,462		596,182		5,152,406		(2,860,183)		46,365		29,116		(11,135,767)		(576,364)

Contract owners’ equity at beginning of period		21,441,710		20,845,528		14,498,375		17,358,558		545,770		516,654		11,142,780		11,719,144

Contract owners’ equity at end of period		$28,784,172		21,441,710		19,650,781		14,498,375		592,135		545,770		7,013		11,142,780

CHANGE IN UNITS:

Beginning units		1,366,937		1,294,151		440,316		564,092		28,728		29,518		467,609		520,615

Units purchased		346,914		383,609		92,886		114,100		4,425		2,612		315,740		203,651

Units redeemed		(325,648)		(310,823)		(116,182)		(237,876)		(6,170)		(3,402)		(783,133)		(256,657)

Ending units		1,388,203		1,366,937		417,020		440,316		26,983		28,728		216		467,609

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZRUSM				LPVCAI				LPVCII				LVCLGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		2,623		345,470		212,207		(241)		(919)

Realized gain (loss) on investments		(208,394)		(279,927)		(119,604)		(395,360)		(309,893)		(453,243)		1,014,764		2,044,300

Change in unrealized gain (loss) on investments		(89,671)		505,476		55,728		40,615		(267,283)		982,170		(610,887)		2,732,305

Reinvested capital gains		385,087		117,881		351,797		634,325		2,182,436		1,769,866		1,522,954		1,095,346

Net increase (decrease) in contract owners’ equity resulting from operations		87,022		343,430		287,921		282,203		1,950,730		2,511,000		1,926,590		5,871,032

Equity transactions:

Purchase payments received from contract owners (note 4)		74,682		53,925		3,103		95,745		153,789		102,356		259,523		181,999

Transfers between subaccounts, net		491,960		(247,124)		(263,379)		(625,422)		(1,800,244)		798,349		(3,600,506)		(402,040)

Redemptions (notes 2, 3, and 4)		(461,695)		(156,930)		(187,842)		(142,199)		(956,937)		(1,537,258)		(1,869,631)		(2,268,313)

Adjustments to maintain reserves		-		(710)		-		(26)		-		(870)		-		(1,328)

Net equity transactions		104,947		(350,839)		(448,118)		(671,902)		(2,603,392)		(637,423)		(5,210,614)		(2,489,682)

Net change in contract owners’ equity		191,969		(7,409)		(160,197)		(389,699)		(652,662)		1,873,577		(3,284,024)		3,381,350

Contract owners’ equity at beginning of period		3,083,416		3,090,825		2,422,643		2,812,342		16,821,481		14,947,904		25,606,363		22,225,013

Contract owners’ equity at end of period		$3,275,385		3,083,416		2,262,446		2,422,643		16,168,819		16,821,481		22,322,339		25,606,363

CHANGE IN UNITS:

Beginning units		91,914		99,974		64,921		87,274		393,058		410,611		381,680		410,690

Units purchased		38,241		18,121		2,397		5,803		75,302		80,035		29,590		116,100

Units redeemed		(37,741)		(26,181)		(13,815)		(28,156)		(134,402)		(97,588)		(102,757)		(145,110)

Ending units		92,414		91,914		53,503		64,921		333,958		393,058		308,513		381,680

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SBVHY				SBVSG2				LACB2				LACDV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$102,607		84,703		-		-		260,415		210,203		340		88,628

Realized gain (loss) on investments		9,456		56,909		400,804		(4,550,433)		132,607		103,799		1,434,697		287,502

Change in unrealized gain (loss) on investments		28,548		(47,328)		(168,821)		4,587,509		928,297		892,925		(472,835)		472,835

Reinvested capital gains		-		-		1,440,736		706,723		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		140,611		94,284		1,672,719		743,799		1,321,319		1,206,927		962,202		848,965

Equity transactions:

Purchase payments received from contract owners (note 4)		11,107		368		562,142		291,978		115,363		(21,134)		946		(12,006)

Transfers between subaccounts, net		80,060		54,302		(2,200,708)		(6,423,135)		17,283		12,849,750		(9,875,094)		8,778,778

Redemptions (notes 2, 3, and 4)		(93,065)		(114,356)		(1,324,178)		(1,489,535)		(541,299)		(251,343)		(278,778)		(424,634)

Adjustments to maintain reserves		-		(210)		-		(1,762)		-		(262)		175		(554)

Net equity transactions		(1,898)		(59,896)		(2,962,744)		(7,622,454)		(408,653)		12,577,011		(10,152,751)		8,341,584

Net change in contract owners’ equity		138,713		34,388		(1,290,025)		(6,878,655)		912,666		13,783,938		(9,190,549)		9,190,549

Contract owners’ equity at beginning of period		1,374,230		1,339,842		19,417,524		26,296,179		13,783,938		-		9,190,549		-

Contract owners’ equity at end of period		$1,512,943		1,374,230		18,127,499		19,417,524		14,696,604		13,783,938		-		9,190,549

CHANGE IN UNITS:

Beginning units		57,828		60,948		629,628		875,055		1,267,356		-		862,351		-

Units purchased		31,772		41,952		172,681		205,805		119,164		1,480,798		108,013		1,569,156

Units redeemed		(31,893)		(45,072)		(263,762)		(451,232)		(153,721)		(213,442)		(970,364)		(706,805)

Ending units		57,707		57,828		538,547		629,628		1,232,799		1,267,356		-		862,351

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACI2				LACIPS				LACLV2				LACMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$33,217		25,128		888,544		424,440		66,822		126,885		41,152		56,733

Realized gain (loss) on investments		69,681		21,473		134,408		83,525		282,361		84,144		45,350		27,517

Change in unrealized gain (loss) on investments		357,843		(33,557)		(257,407)		(30,036)		147		202,341		(56,542)		65,637

Reinvested capital gains		-		-		-		-		312,121		47,856		191,596		49,564

Net increase (decrease) in contract owners’ equity resulting from operations		460,741		13,044		765,545		477,929		661,451		461,226		221,556		199,451

Equity transactions:

Purchase payments received from contract owners (note 4)		22,179		5,012		4,329		(179,666)		19,964		(557,967)		26,200		20,785

Transfers between subaccounts, net		(463,767)		3,329,164		115,830		13,049,351		(2,869,585)		6,606,767		(524,292)		2,763,426

Redemptions (notes 2, 3, and 4)		(331,381)		(204,177)		(1,503,966)		(550,883)		(303,831)		(300,864)		(175,273)		(333,235)

Adjustments to maintain reserves		2		(31)		(1)		(463)		-		(677)		1		(2)

Net equity transactions		(772,967)		3,129,968		(1,383,808)		12,318,339		(3,153,452)		5,747,259		(673,364)		2,450,974

Net change in contract owners’ equity		(312,226)		3,143,012		(618,263)		12,796,268		(2,492,001)		6,208,485		(451,808)		2,650,425

Contract owners’ equity at beginning of period		3,143,012		-		12,796,268		-		6,208,485		-		2,650,425		-

Contract owners’ equity at end of period		$2,830,786		3,143,012		12,178,005		12,796,268		3,716,484		6,208,485		2,198,617		2,650,425

CHANGE IN UNITS:

Beginning units		313,601		-		1,238,828		-		582,864		-		248,096		-

Units purchased		26,692		435,856		314,818		1,701,259		130,088		999,404		21,463		370,728

Units redeemed		(96,764)		(122,255)		(444,808)		(462,431)		(410,583)		(416,540)		(80,738)		(122,632)

Ending units		243,529		313,601		1,108,838		1,238,828		302,369		582,864		188,821		248,096

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LACV2				LOVBD				LOVCDG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		68,028		119,791		1,434,168		1,267,801		41,158		45,469

Realized gain (loss) on investments		1,187,779		1,058,199		111,168		47,807		(394,049)		(1,169,561)		587,629		17,113

Change in unrealized gain (loss) on investments		(708,008)		2,524,309		168,491		153,028		859,554		1,350,071		(184,640)		869,379

Reinvested capital gains		1,036,610		208,590		322,606		48,640		-		-		524,983		453,727

Net increase (decrease) in contract owners’ equity resulting from operations		1,516,381		3,791,098		670,293		369,266		1,899,673		1,448,311		969,130		1,385,688

Equity transactions:

Purchase payments received from contract owners (note 4)		39,772		(185,994)		2		(85,466)		701,061		451,468		312,090		152,869

Transfers between subaccounts, net		(4,855,035)		14,637,332		(1,103,949)		5,294,890		2,057,104		(1,905,632)		(1,676,976)		490,409

Redemptions (notes 2, 3, and 4)		(1,212,465)		(878,198)		(507,709)		(239,335)		(2,102,051)		(1,139,830)		(583,342)		(434,270)

Adjustments to maintain reserves		(2)		(890)		1		(23)		2		(1,063)		1		(1,228)

Net equity transactions		(6,027,730)		13,572,250		(1,611,655)		4,970,066		656,116		(2,595,057)		(1,948,227)		207,780

Net change in contract owners’ equity		(4,511,349)		17,363,348		(941,362)		5,339,332		2,555,789		(1,146,746)		(979,097)		1,593,468

Contract owners’ equity at beginning of period		17,363,348		-		5,339,332		-		22,773,388		23,920,134		8,312,407		6,718,939

Contract owners’ equity at end of period		$12,851,999		17,363,348		4,397,970		5,339,332		25,329,177		22,773,388		7,333,310		8,312,407

CHANGE IN UNITS:

Beginning units		1,454,034		-		500,784		-		989,303		1,105,016		159,914		154,357

Units purchased		134,123		2,710,475		29,242		726,213		284,748		175,418		39,165		87,248

Units redeemed		(634,348)		(1,256,441)		(174,492)		(225,429)		(258,600)		(291,131)		(82,799)		(81,691)

Ending units		953,809		1,454,034		355,534		500,784		1,015,451		989,303		116,280		159,914

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVGI				MEGSS				MNDSC				MVFSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$23,496		32,374		-		-		-		-		223,652		204,033

Realized gain (loss) on investments		119,185		492,497		228,829		(479,530)		65,562		(1,156,033)		(80,357)		(403,938)

Change in unrealized gain (loss) on investments		125,862		32,000		(1,878,843)		3,671,657		518,130		1,422,744		500,852		669,056

Reinvested capital gains		460,118		289,862		4,108,426		1,480,183		-		-		1,235,708		1,083,915

Net increase (decrease) in contract owners’ equity resulting from operations		728,661		846,733		2,458,412		4,672,310		583,692		266,711		1,879,855		1,553,066

Equity transactions:

Purchase payments received from contract owners (note 4)		12,430		129,195		370,018		317,543		114,387		180,195		443,520		669,527

Transfers between subaccounts, net		(74,128)		(292,658)		972,087		1,383,600		1,437,829		(975,612)		1,871,242		(311,104)

Redemptions (notes 2, 3, and 4)		(75,440)		(640,577)		(2,968,249)		(1,721,938)		(222,531)		(224,818)		(2,662,326)		(1,232,628)

Adjustments to maintain reserves		-		(231)		-		(1,866)		2		(156)		(3)		(2,061)

Net equity transactions		(137,138)		(804,271)		(1,626,144)		(22,661)		1,329,687		(1,020,391)		(347,567)		(876,266)

Net change in contract owners’ equity		591,523		42,462		832,268		4,649,649		1,913,379		(753,680)		1,532,288		676,800

Contract owners’ equity at beginning of period		3,981,388		3,938,926		19,748,251		15,098,602		4,265,236		5,018,916		14,581,018		13,904,218

Contract owners’ equity at end of period		$4,572,911		3,981,388		20,580,519		19,748,251		6,178,615		4,265,236		16,113,306		14,581,018

CHANGE IN UNITS:

Beginning units		95,401		112,174		544,045		546,014		299,759		375,415		687,055		726,609

Units purchased		13,953		62,524		123,448		135,313		126,506		144,259		166,945		271,336

Units redeemed		(15,982)		(79,297)		(161,187)		(137,282)		(40,434)		(219,915)		(180,115)		(310,890)

Ending units		93,372		95,401		506,306		544,045		385,831		299,759		673,885		687,055

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MVIGSC				MGRFV				DTRTFY				GEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$67,158		42,890		699,462		266,309		1,382,170		3,426,450		7,304		-

Realized gain (loss) on investments		436,553		388,420		(177,607)		(259,222)		(1,792,671)		(991,167)		6,899		-

Change in unrealized gain (loss) on investments		557,617		(70,374)		329,744		374,534		2,953,418		(1,438,709)		203,231		-

Reinvested capital gains		497,903		16,844		525,449		175,865		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,559,231		377,780		1,377,048		557,486		2,542,917		996,574		217,434		-

Equity transactions:

Purchase payments received from contract owners (note 4)		545,175		1,062,557		5,346		92,935		856,263		324,945		53,592		-

Transfers between subaccounts, net		5,038,088		2,299,237		(308,798)		(945,657)		(1,560,830)		8,210,367		2,327,712		-

Redemptions (notes 2, 3, and 4)		(718,498)		(250,908)		(702,662)		(932,265)		(3,790,974)		(1,998,238)		(26,749)		-

Adjustments to maintain reserves		(1)		(439)		-		(218)		(1)		(3,138)		-		-

Net equity transactions		4,864,764		3,110,447		(1,006,114)		(1,785,205)		(4,495,542)		6,533,936		2,354,555		-

Net change in contract owners’ equity		6,423,995		3,488,227		370,934		(1,227,719)		(1,952,625)		7,530,510		2,571,989		-

Contract owners’ equity at beginning of period		6,538,596		3,050,369		16,370,597		17,598,316		37,025,528		29,495,018		-		-

Contract owners’ equity at end of period		$12,962,591		6,538,596		16,741,531		16,370,597		35,072,903		37,025,528		2,571,989		-

CHANGE IN UNITS:

Beginning units		533,920		270,913		1,039,952		1,157,941		3,501,250		2,890,211		-		-

Units purchased		591,317		444,565		100,528		114,222		1,233,803		1,470,834		212,696		-

Units redeemed		(248,992)		(181,558)		(161,416)		(232,211)		(1,656,125)		(859,795)		(6,254)		-

Ending units		876,245		533,920		979,064		1,039,952		3,078,928		3,501,250		206,442		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM2				GIG				GVEXD				GVIXY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,772		42,915		103,172		127,324		5,413,614		4,095,209		6,803,374		4,271,033

Realized gain (loss) on investments		215,023		93,574		908,250		168,340		45,681,757		42,288,205		1,812,154		371,839

Change in unrealized gain (loss) on investments		608,982		4,990		1,534,092		(96,837)		30,809,593		25,945,228		29,556,551		(1,604,976)

Reinvested capital gains		-		-		291,511		-		827,864		254,483		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		829,777		141,479		2,837,025		198,827		82,732,828		72,583,125		38,172,079		3,037,896

Equity transactions:

Purchase payments received from contract owners (note 4)		115,101		187,801		5,299,878		738,089		39,475,240		35,680,123		9,809,146		4,517,779

Transfers between subaccounts, net		(908,259)		(507,715)		12,607,528		3,782,982		87,875,771		85,820,775		30,650,351		11,192,815

Redemptions (notes 2, 3, and 4)		(286,037)		(119,347)		(596,578)		(230,442)		(38,409,100)		(25,028,289)		(10,016,144)		(5,433,400)

Adjustments to maintain reserves		2		(194)		-		(404)		(4)		(36,366)		(1)		(4,747)

Net equity transactions		(1,079,193)		(439,455)		17,310,828		4,290,225		88,941,907		96,436,243		30,443,352		10,272,447

Net change in contract owners’ equity		(249,416)		(297,976)		20,147,853		4,489,052		171,674,735		169,019,368		68,615,431		13,310,343

Contract owners’ equity at beginning of period		2,806,167		3,104,143		5,241,160		752,108		433,657,837		264,638,469		114,979,115		101,668,772

Contract owners’ equity at end of period		$2,556,751		2,806,167		25,389,013		5,241,160		605,332,572		433,657,837		183,594,546		114,979,115

CHANGE IN UNITS:

Beginning units		280,996		329,466		425,306		67,939		11,740,251		8,787,192		7,580,018		6,907,741

Units purchased		183,479		198,068		1,513,813		479,073		9,015,543		9,310,497		3,913,523		2,851,696

Units redeemed		(275,900)		(246,538)		(459,894)		(121,706)		(6,766,732)		(6,357,438)		(2,240,013)		(2,179,419)

Ending units		188,575		280,996		1,479,225		425,306		13,989,062		11,740,251		9,253,528		7,580,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MCIFD				MSBF				NCPGI				NDES2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,009,711		665,788		384,228		518,347		-		-		-		-

Realized gain (loss) on investments		700,562		195,398		60,820		52,222		35		-		117,331		-

Change in unrealized gain (loss) on investments		(1,374,925)		2,568,945		212,016		(148,570)		10,906		-		121,309		-

Reinvested capital gains		4,821,742		2,453,197		-		-		192		-		129,273		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,157,090		5,883,328		657,064		421,999		11,133		-		367,913		-

Equity transactions:

Purchase payments received from contract owners (note 4)		6,234,108		3,551,186		2,905,151		773,419		-		-		153,086		-

Transfers between subaccounts, net		9,896,008		8,438,040		570,144		7,039,735		154,055		-		2,206,684		-

Redemptions (notes 2, 3, and 4)		(5,294,361)		(2,559,465)		(356,758)		(493,133)		(442)		-		(115,183)		-

Adjustments to maintain reserves		(3)		(4,624)		-		(168)		1		-		(1)		-

Net equity transactions		10,835,752		9,425,137		3,118,537		7,319,853		153,614		-		2,244,586		-

Net change in contract owners’ equity		15,992,842		15,308,465		3,775,601		7,741,852		164,747		-		2,612,499		-

Contract owners’ equity at beginning of period		59,061,979		43,753,514		8,514,270		772,418		-		-		-		-

Contract owners’ equity at end of period		$75,054,821		59,061,979		12,289,871		8,514,270		164,747		-		2,612,499		-

CHANGE IN UNITS:

Beginning units		2,202,609		1,828,415		723,970		72,464		-		-		-		-

Units purchased		1,179,957		1,189,432		792,959		892,451		14,796		-		236,011		-

Units redeemed		(722,194)		(815,238)		(545,401)		(240,945)		(40)		-		(57,657)		-

Ending units		2,660,372		2,202,609		971,528		723,970		14,756		-		178,354		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NFDIW2				NJMIM2				NNASD2				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,034		-		4,043		-		9,015		-		223,575		55,075

Realized gain (loss) on investments		251,963		-		211		-		300,223		-		(82,978)		18,405

Change in unrealized gain (loss) on investments		65,391		-		637		-		336,717		-		535,162		(91,887)

Reinvested capital gains		2,330		-		512		-		10,072		-		548,827		49,337

Net increase (decrease) in contract owners’ equity resulting from operations		320,718		-		5,403		-		656,027		-		1,224,586		30,930

Equity transactions:

Purchase payments received from contract owners (note 4)		1,730		-		30,547		-		867,986		-		409,580		238,084

Transfers between subaccounts, net		1,212,358		-		728,302		-		12,153,055		-		22,155,680		2,636,187

Redemptions (notes 2, 3, and 4)		(2,344)		-		(6,408)		-		(85,369)		-		(479,566)		(115,473)

Adjustments to maintain reserves		(1)		-		(2)		-		1		-		(1)		(229)

Net equity transactions		1,211,743		-		752,439		-		12,935,673		-		22,085,693		2,758,569

Net change in contract owners’ equity		1,532,461		-		757,842		-		13,591,700		-		23,310,279		2,789,499

Contract owners’ equity at beginning of period		-		-		-		-		-		-		3,175,578		386,079

Contract owners’ equity at end of period		$1,532,461		-		757,842		-		13,591,700		-		26,485,857		3,175,578

CHANGE IN UNITS:

Beginning units		-		-		-		-		-		-		255,201		35,840

Units purchased		283,070		-		74,612		-		1,565,526		-		1,954,874		232,909

Units redeemed		(162,248)		-		(1,062)		-		(486,048)		-		(418,345)		(13,548)

Ending units		120,822		-		73,550		-		1,079,478		-		1,791,730		255,201

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVBXD				NVCBDY				NVDCAP				NVFIY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,925,969		2,165,139		183,055		-		-		-		269,921		163,506

Realized gain (loss) on investments		(493,152)		(1,697,939)		5,977		-		(1,853)		(18,312)		27,786		(76,881)

Change in unrealized gain (loss) on investments		(457,318)		137,550		(11,783)		-		69,481		62,434		163,522		(41,137)

Reinvested capital gains		-		-		-		-		8,228		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,975,499		604,750		177,249		-		75,856		44,122		461,229		45,488

Equity transactions:

Purchase payments received from contract owners (note 4)		9,821,802		8,333,011		187,349		-		-		-		760,590		1,149,094

Transfers between subaccounts, net		30,452,863		26,600,727		4,638,435		-		85,520		17,558		2,522,899		1,903,131

Redemptions (notes 2, 3, and 4)		(8,005,677)		(2,938,953)		(141,029)		-		(9,873)		(34,493)		(639,774)		(212,481)

Adjustments to maintain reserves		1		(3,321)		-		-		(1)		(260)		(1)		(104)

Net equity transactions		32,268,989		31,991,464		4,684,755				- 75,646		(17,195)		2,643,714		2,839,640

Net change in contract owners’ equity		38,244,488		32,596,214		4,862,004		-		151,502		26,927		3,104,943		2,885,128

Contract owners’ equity at beginning of period		75,327,612		42,731,398		-		-		439,000		412,073		5,123,310		2,238,182

Contract owners’ equity at end of period		$113,572,100		75,327,612		4,862,004		-		590,502		439,000		8,228,253		5,123,310

CHANGE IN UNITS:

Beginning units		6,443,840		3,675,868		-		-		34,003		35,292		497,373		220,288

Units purchased		4,373,649		3,881,012		585,419		-		6,261		4,207		452,654		338,246

Units redeemed		(1,702,242)		(1,113,040)		(118,732)		-		(787)		(5,496)		(202,639)		(61,161)

Ending units		9,115,247		6,443,840		466,687		-		39,477		34,003		747,388		497,373

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVGEY				NVIDMP				NVIE6				NVMIVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$111,997		143,530		-		-		97		-		121,251		217,836

Realized gain (loss) on investments		993,588		282,001		20,554		(99)		540		-		517,485		114,360

Change in unrealized gain (loss) on investments		278,307		570,675		168,337		70,715		4,427		-		1,003,927		(207,943)

Reinvested capital gains		7,835		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,391,727		996,206		188,891		70,616		5,064		-		1,642,663		124,253

Equity transactions:

Purchase payments received from contract owners (note 4)		822,293		872,666		85,920		43,750		37,487		-		520,101		112,673

Transfers between subaccounts, net		(1,759,481)		1,578,788		136,298		261,472		128,195		-		2,032,817		376,183

Redemptions (notes 2, 3, and 4)		(1,354,261)		(393,452)		(85,831)		(4,401)		(75,172)		-		(381,645)		(111,689)

Adjustments to maintain reserves		(1)		(224)		-		(203)		-		-		-		(188)

Net equity transactions		(2,291,450)		2,057,778		136,387		300,618		90,510		-		2,171,273		376,979

Net change in contract owners’ equity		(899,723)		3,053,984		325,278		371,234		95,574		-		3,813,936		501,232

Contract owners’ equity at beginning of period		8,740,383		5,686,399		1,160,848		789,614		-		-		3,642,666		3,141,434

Contract owners’ equity at end of period		$7,840,660		8,740,383		1,486,126		1,160,848		95,574		-		7,456,602		3,642,666

CHANGE IN UNITS:

Beginning units		482,623		364,840		93,586		69,500		-		-		245,911		221,482

Units purchased		130,319		277,350		17,387		24,516		18,801		-		287,756		85,562

Units redeemed		(247,556)		(159,567)		(6,494)		(430)		(9,696)		-		(161,306)		(61,133)

Ending units		365,386		482,623		104,479		93,586		9,105		-		372,361		245,911

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG1				NVMMG2				NVMMV1				NVNSR1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$181,856		22,940		-		-		22,721		26,770		53,000		9,968

Realized gain (loss) on investments		390,926		10,358		9,848		(3,686)		(28,580)		(73,767)		(32,450)		(276,116)

Change in unrealized gain (loss) on investments		(577,338)		275,755		(8,493)		19,917		(136,839)		185,492		(142,673)		18,523

Reinvested capital gains		628,352		220,335		1,057		-		186,454		40,919		179,199		585,180

Net increase (decrease) in contract owners’ equity resulting from operations		623,796		529,388		2,412		16,231		43,756		179,414		57,076		337,555

Equity transactions:

Purchase payments received from contract owners (note 4)		1,702,976		155,622		30,396		6,795		145,922		64,782		82,728		80

Transfers between subaccounts, net		1,750,750		2,356,896		-		(7,966)		23,551		(246,205)		1,079,283		(159,017)

Redemptions (notes 2, 3, and 4)		(982,966)		(26,115)		(76,822)		(835)		(237,181)		(224,722)		(39,232)		(44,917)

Adjustments to maintain reserves		1		(2,179)		-		(2)		-		(294)		1		(181)

Net equity transactions		2,470,761		2,484,224		(46,426)		(2,008)		(67,708)		(406,439)		1,122,780		(204,035)

Net change in contract owners’ equity		3,094,557		3,013,612		(44,014)		14,223		(23,952)		(227,025)		1,179,856		133,520

Contract owners’ equity at beginning of period		3,716,923		703,311		102,987		88,764		2,398,756		2,625,781		3,574,927		3,441,407

Contract owners’ equity at end of period		$6,811,480		3,716,923		58,973		102,987		2,374,804		2,398,756		4,754,783		3,574,927

CHANGE IN UNITS:

Beginning units		241,251		57,495		12,009		12,226		145,440		172,743		186,801		195,338

Units purchased		349,866		190,411		3,212		907		31,432		39,909		108,485		72,225

Units redeemed		(204,321)		(6,655)		(8,710)		(1,124)		(36,238)		(67,212)		(52,034)		(80,762)

Ending units		386,796		241,251		6,511		12,009		140,634		145,440		243,252		186,801

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVOLG1				NVSIXD				NVSTB1				SAMY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$81,465		-		1,556,716		1,387,025		64,090		-		22,049,596		20,691,729

Realized gain (loss) on investments		97,086		-		(3,065,326)		(4,008,678)		271		-		-		-

Change in unrealized gain (loss) on investments		81,354		-		13,320,875		12,387,547		(41,951)		-		-		-

Reinvested capital gains		-		-		4,365,970		1,134,417		-		-		442		-

Net increase (decrease) in contract owners’ equity resulting from operations		259,905		-		16,178,235		10,900,311		22,410		-		22,050,038		20,691,729

Equity transactions:

Purchase payments received from contract owners (note 4)		34,475		-		6,575,770		3,950,966		371,570		-		916,513,395		795,688,828

Transfers between subaccounts, net		9,922,653		-		11,361,080		12,482,790		1,378,931		-		(320,397,252)		(656,042,803)

Redemptions (notes 2, 3, and 4)		(37,223)		-		(7,513,318)		(5,626,818)		(8,518)		-		(125,833,437)		(83,625,701)

Adjustments to maintain reserves		-		-		-		(7,193)		(1)		-		(35)		(19,177)

Net equity transactions		9,919,905		-		10,423,532		10,799,745		1,741,982		-		470,282,671		56,001,147

Net change in contract owners’ equity		10,179,810		-		26,601,767		21,700,056		1,764,392		-		492,332,709		76,692,876

Contract owners’ equity at beginning of period		-		-		119,972,992		98,272,936		-		-		434,559,365		357,866,489

Contract owners’ equity at end of period		$10,179,810		-		146,574,759		119,972,992		1,764,392		-		926,892,074		434,559,365

CHANGE IN UNITS:

Beginning units		-		-		5,473,216		5,013,910		-		-		38,148,017		32,994,767

Units purchased		880,845		-		2,067,764		2,016,475		198,010		-		206,642,661		123,093,240

Units redeemed		(48,031)		-		(1,542,509)		(1,557,169)		(27,987)		-		(166,595,838)		(117,939,990)

Ending units		832,814		-		5,998,471		5,473,216		170,023		-		78,194,840		38,148,017

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCVF				TRF				AMCG				AMRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,974		-		46,370		60,148		(8)		-		11,377		19,087

Realized gain (loss) on investments		(7,679)		-		295,512		(133,161)		(121,529)		349,168		49,341		(68,595)

Change in unrealized gain (loss) on investments		(394)		-		43,440		517,816		(690,040)		31,865		(57,177)		200,386

Reinvested capital gains		9,316		-		444,959		190,604		758,855		183,448		266,993		85,954

Net increase (decrease) in contract owners’ equity resulting from operations		3,217		-		830,281		635,407		(52,722)		564,481		270,534		236,832

Equity transactions:

Purchase payments received from contract owners (note 4)		13,742		-		167,376		208,136		129,957		54,455		172		29,991

Transfers between subaccounts, net		247,760		-		(1,025,233)		(933,429)		1,869,878		1,131,438		(29,703)		(374,068)

Redemptions (notes 2, 3, and 4)		(1,842)		-		(479,319)		(346,799)		(329,249)		(192,521)		(255,109)		(214,937)

Adjustments to maintain reserves		1		-		2		(527)		1		(191)		-		(80)

Net equity transactions		259,661		-		(1,337,174)		(1,072,619)		1,670,587		993,181		(284,640)		(559,094)

Net change in contract owners’ equity		262,878		-		(506,893)		(437,212)		1,617,865		1,557,662		(14,106)		(322,262)

Contract owners’ equity at beginning of period		-		-		5,665,621		6,102,833		4,005,271		2,447,609		2,705,790		3,028,052

Contract owners’ equity at end of period		$262,878		-		5,158,728		5,665,621		5,623,136		4,005,271		2,691,684		2,705,790

CHANGE IN UNITS:

Beginning units		-		-		290,265		355,260		59,949		45,928		70,474		87,442

Units purchased		30,616		-		114,265		129,173		89,364		79,041		6,898		6,374

Units redeemed		(8,248)		-		(177,621)		(194,168)		(66,932)		(65,020)		(14,566)		(23,342)

Ending units		22,368		-		226,909		290,265		82,381		59,949		62,806		70,474

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMSRS				AMTB				NALCV				NALG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		4,963		305,611		247,328		669		-		31,055		-

Realized gain (loss) on investments		103,951		87,825		101,295		29,888		70		-		4,788		910

Change in unrealized gain (loss) on investments		50,371		305,807		(67,074)		(21,913)		(3,008)		(474)		(107,357)		59,891

Reinvested capital gains		132,783		106,928		-		-		7,773		-		260,781		-

Net increase (decrease) in contract owners’ equity resulting from operations		287,105		505,523		339,832		255,303		5,504		(474)		189,267		60,801

Equity transactions:

Purchase payments received from contract owners (note 4)		19,310		15,360		284,220		196,972		(1)		-		-		-

Transfers between subaccounts, net		(179,143)		(116,864)		1,045,481		(299,026)		-		39,863		(465,407)		1,618,721

Redemptions (notes 2, 3, and 4)		(129,936)		(174,413)		(820,315)		(562,997)		(1,188)		(20)		(32,185)		(14,825)

Adjustments to maintain reserves		1		2		(1)		(595)		2		-		1		-

Net equity transactions		(289,768)		(275,915)		509,385		(665,646)		(1,187)		39,843		(497,591)		1,603,896

Net change in contract owners’ equity		(2,663)		229,608		849,217		(410,343)		4,317		39,369		(308,324)		1,664,697

Contract owners’ equity at beginning of period		2,362,044		2,132,436		4,982,028		5,392,371		39,369		-		1,664,697		-

Contract owners’ equity at end of period		$2,359,381		2,362,044		5,831,245		4,982,028		43,686		39,369		1,356,373		1,664,697

CHANGE IN UNITS:

Beginning units		36,413		41,369		351,169		405,900		3,984		-		160,481		-

Units purchased		1,835		640		410,831		277,277		1		3,986		8,350		166,314

Units redeemed		(6,270)		(5,596)		(374,929)		(332,008)		(112)		(2)		(57,088)		(5,833)

Ending units		31,978		36,413		387,071		351,169		3,873		3,984		111,743		160,481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NAMG				NASCV				NASG				NAWEI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$41,139		-		8,167		-		59		-		1,619		-

Realized gain (loss) on investments		(1,009)		4,237		(41,488)		3,433		1		-		41		3

Change in unrealized gain (loss) on investments		(72,724)		320		(107,021)		7,151		78		2		1,668		(1,831)

Reinvested capital gains		63,414		-		152,832		-		-		-		13,564		-

Net increase (decrease) in contract owners’ equity resulting from operations		30,820		4,557		12,490		10,584		138		2		16,892		(1,828)

Equity transactions:

Purchase payments received from contract owners (note 4)		32,550		-		25,567		8,150		-		-		-		-

Transfers between subaccounts, net		(166,974)		1,690,284		(133,643)		885,509		-		2,133		-		77,451

Redemptions (notes 2, 3, and 4)		(132,696)		(10,216)		(125,315)		(8,841)		(33)		-		(1,824)		(213)

Adjustments to maintain reserves		(1)		(39)		-		(6)		-		-		-		1

Net equity transactions		(267,121)		1,680,029		(233,391)		884,812		(33)		2,133		(1,824)		77,239

Net change in contract owners’ equity		(236,301)		1,684,586		(220,901)		895,396		105		2,135		15,068		75,411

Contract owners’ equity at beginning of period		1,684,586		-		895,396		-		2,135		-		75,411		-

Contract owners’ equity at end of period		$1,448,285		1,684,586		674,495		895,396		2,240		2,135		90,479		75,411

CHANGE IN UNITS:

Beginning units		168,429		-		88,772		-		213		-		7,724		-

Units purchased		5,272		175,358		21,222		104,479		-		213		-		7,745

Units redeemed		(31,966)		(6,929)		(45,252)		(15,707)		(3)		-		(174)		(21)

Ending units		141,735		168,429		64,742		88,772		210		213		7,550		7,724

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DWVSVS				WRASP				WRBDP				WRBP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$89,090		93,727		76,723		108,239		412,708		234,019		43,053		40,576

Realized gain (loss) on investments		47,439		160,062		(82,661)		16,314		59,026		137,870		(64,470)		(188,576)

Change in unrealized gain (loss) on investments		19,687		286,108		552,213		315,814		6,181		(217,945)		260,369		569,394

Reinvested capital gains		588,662		352,060		409,578		217,566		-		-		130,325		-

Net increase (decrease) in contract owners’ equity resulting from operations		744,878		891,957		955,853		657,933		477,915		153,944		369,277		421,394

Equity transactions:

Purchase payments received from contract owners (note 4)		46,418		274,768		31,846		136,828		157,862		64,116		40,986		253,685

Transfers between subaccounts, net		(540,662)		85,196		(299,035)		494,133		1,355,232		(3,176,605)		173,214		(375,950)

Redemptions (notes 2, 3, and 4)		(580,622)		(1,451,644)		(547,654)		(632,202)		(455,630)		(588,809)		(69,703)		(136,321)

Adjustments to maintain reserves		1		(688)		-		(66)		1		(16)		1		(7)

Net equity transactions		(1,074,865)		(1,092,368)		(814,843)		(1,307)		1,057,465		(3,701,314)		144,498		(258,593)

Net change in contract owners’ equity		(329,987)		(200,411)		141,010		656,626		1,535,380		(3,547,370)		513,775		162,801

Contract owners’ equity at beginning of period		9,428,688		9,629,099		6,192,915		5,536,289		6,466,119		10,013,489		3,053,753		2,890,952

Contract owners’ equity at end of period		$9,098,701		9,428,688		6,333,925		6,192,915		8,001,499		6,466,119		3,567,528		3,053,753

CHANGE IN UNITS:

Beginning units		471,653		533,577		261,980		263,351		437,436		693,614		84,961		92,967

Units purchased		112,845		133,727		18,499		46,148		258,025		321,935		10,656		11,648

Units redeemed		(163,675)		(195,651)		(50,739)		(47,519)		(187,158)		(578,113)		(6,060)		(19,654)

Ending units		420,823		471,653		229,740		261,980		508,303		437,436		89,557		84,961

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRENG				WRGNR				WRHIP				WRIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,696		116,102		-		128,369		411,717		427,141		171		720

Realized gain (loss) on investments		(108,958)		(95,739)		118,390		(82,084)		(55,776)		362,857		2		1

Change in unrealized gain (loss) on investments		254,743		(82,163)		1,029,938		(76,736)		75,500		(387,079)		5,233		4,651

Reinvested capital gains		-		-		-		-		2,193		-		9,186		586

Net increase (decrease) in contract owners’ equity resulting from operations		159,481		(61,800)		1,148,328		(30,451)		433,634		402,919		14,592		5,958

Equity transactions:

Purchase payments received from contract owners (note 4)		19,566		44,349		36,487		68,292		114,832		125,188		-		-

Transfers between subaccounts, net		97,610		(2,351,447)		2,802,737		39,893		(638,815)		(2,007,026)		-		76,124

Redemptions (notes 2, 3, and 4)		(241,150)		(263,197)		(243,834)		(247,480)		(666,336)		(415,917)		(22)		(668)

Adjustments to maintain reserves		-		(151)		(1)		(115)		3		(113)		-		(1)

Net equity transactions		(123,974)		(2,570,446)		2,595,389		(139,410)		(1,190,316)		(2,297,868)		(22)		75,455

Net change in contract owners’ equity		35,507		(2,632,246)		3,743,717		(169,861)		(756,682)		(1,894,949)		14,570		81,413

Contract owners’ equity at beginning of period		1,424,968		4,057,214		1,821,022		1,990,883		6,343,890		8,238,839		81,413		-

Contract owners’ equity at end of period		$1,460,475		1,424,968		5,564,739		1,821,022		5,587,208		6,343,890		95,983		81,413

CHANGE IN UNITS:

Beginning units		131,055		348,903		197,905		213,215		257,996		354,930		7,546		-

Units purchased		90,643		186,832		340,262		138,068		111,978		240,747		-		7,547

Units redeemed		(101,813)		(404,680)		(99,138)		(153,378)		(157,339)		(337,681)		(2)		(1)

Ending units		119,885		131,055		439,029		197,905		212,635		257,996		7,544		7,546

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRLTBP				WRMCG				WRSTP				WRVP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$110,783		177,503		-		-		-		-		44,179		27,186

Realized gain (loss) on investments		6,106		(16,171)		(570,654)		(2,987,182)		1,230,539		(64,102)		(47,079)		(21,883)

Change in unrealized gain (loss) on investments		3,176		(9,125)		(1,850,242)		2,908,384		1,335,202		2,097,850		(35,857)		(63,481)

Reinvested capital gains		-		-		2,691,692		476,930		1,841,293		255,012		214,095		189,699

Net increase (decrease) in contract owners’ equity resulting from operations		120,065		152,207		270,796		398,132		4,407,034		2,288,760		175,338		131,521

Equity transactions:

Purchase payments received from contract owners (note 4)		1,730		91,798		149,581		491,482		42,042		270,758		4,020		55,792

Transfers between subaccounts, net		(132,584)		(1,195,746)		(3,901,280)		(1,776,177)		7,758,446		(421,239)		(114,893)		92,472

Redemptions (notes 2, 3, and 4)		(265,059)		(174,967)		(1,012,018)		(846,876)		(1,012,419)		(488,810)		(113,476)		(78,552)

Adjustments to maintain reserves		(1)		(865)		-		(944)		-		(762)		(3)		(195)

Net equity transactions		(395,914)		(1,279,780)		(4,763,717)		(2,132,515)		6,788,069		(640,053)		(224,352)		69,517

Net change in contract owners’ equity		(275,849)		(1,127,573)		(4,492,921)		(1,734,383)		11,195,103		1,648,707		(49,014)		201,038

Contract owners’ equity at beginning of period		2,684,815		3,812,388		15,029,492		16,763,875		9,645,398		7,996,691		1,998,573		1,797,535

Contract owners’ equity at end of period		$2,408,966		2,684,815		10,536,571		15,029,492		20,840,501		9,645,398		1,949,559		1,998,573

CHANGE IN UNITS:

Beginning units		227,154		336,556		284,232		317,553		126,660		136,901		52,408		50,764

Units purchased		33,652		44,389		35,213		66,568		146,668		41,958		2,678		20,487

Units redeemed		(67,234)		(153,791)		(123,189)		(99,889)		(64,893)		(52,199)		(7,961)		(18,843)

Ending units		193,572		227,154		196,256		284,232		208,435		126,660		47,125		52,408

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$	$		$
	NOTAG1				NOTAG2						NOTB1	NOTB2
	2025		2024		2025		2024		2025		2024	2025		2024

Investment activity*:

Net investment income (loss)		$187		160		29,202		17,833		5	5		21,101		17,532

Realized gain (loss) on investments		-		-		33,828		9,521		-	(85,457)		17,451		150,117

Change in unrealized gain (loss) on investments		1,934		1,059		188,733		62,575		9	87,864		28,629		(57,743)

Reinvested capital gains		197		96		35,513		12,352		-	-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,318		1,315		287,276		102,281		14	2,412		67,181		109,906

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		542,099		744,510		-	-		33,136		45,434

Transfers between subaccounts, net		-		-		230,294		107,792		-	-		81,438		15,017

Redemptions (notes 2, 3, and 4)		-		(1)		(30,069)		(32,111)		-	(157,232)		(119,362)		(1,212,792)

Adjustments to maintain reserves		-		-		1		(22)		-	-		2		-

Net equity transactions		-		(1)		742,325		820,169		-	(157,232)		(4,786)		(1,152,341)

Net change in contract owners’ equity		2,318		1,314		1,029,601		922,450		14	(154,820)		62,395		(1,042,435)

Contract owners’ equity at beginning of period		12,094		10,780		1,524,113		601,663		154	154,974		669,804		1,712,239

Contract owners’ equity at end of period		$14,412		12,094		2,553,714		1,524,113		168	154		732,199		669,804

CHANGE IN UNITS:

Beginning units		418		418		94,729		41,882		9	9,267		38,925		105,568

Units purchased		-		-		52,431		63,958		-	-		6,635		73,544

Units redeemed		-		-		(13,573)		(11,111)		-	(9,258)		(6,534)		(140,187)

Ending units		418		418		133,587		94,729		9	9		39,026		38,925

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTBE2				NOTC2				NOTG1				NOTG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$95,168		26,053		86,037		44,853		94,992		138,534		32,982		32,650

Realized gain (loss) on investments		93,684		4,020		35,497		(4,774)		251,498		368,838		(27,286)		(15,558)

Change in unrealized gain (loss) on investments		231,961		50,932		142,613		54,907		119,722		36,465		164,408		85,148

Reinvested capital gains		52,522		5,978		23,469		13,469		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		473,335		86,983		287,616		108,455		466,212		543,837		170,104		102,240

Equity transactions:

Purchase payments received from contract owners (note 4)		340,819		14,884		1,199,896		(2)		313,842		2		12,757		39,640

Transfers between subaccounts, net		2,408,625		(80,876)		396,422		60,381		(365,434)		9,189		179,998		52,367

Redemptions (notes 2, 3, and 4)		(368,907)		(20,611)		(280,081)		(66,471)		(1,766,434)		(2,923,506)		(38,664)		(21,886)

Adjustments to maintain reserves		(2)		1		1		(29)		(1)		1		3		(46)

Net equity transactions		2,380,535		(86,602)		1,316,238		(6,121)		(1,818,027)		(2,914,314)		154,094		70,075

Net change in contract owners’ equity		2,853,870		381		1,603,854		102,334		(1,351,815)		(2,370,477)		324,198		172,315

Contract owners’ equity at beginning of period		1,286,065		1,285,684		1,888,819		1,786,485		5,600,437		7,970,914		1,420,078		1,247,763

Contract owners’ equity at end of period		$4,139,935		1,286,065		3,492,673		1,888,819		4,248,622		5,600,437		1,744,276		1,420,078

CHANGE IN UNITS:

Beginning units		96,052		102,609		112,918		114,033		337,341		512,466		81,520		77,112

Units purchased		245,412		1,170		123,554		13,300		20,309		531		10,310		5,654

Units redeemed		(67,480)		(7,727)		(46,908)		(14,415)		(126,546)		(175,656)		(2,143)		(1,246)

Ending units		273,984		96,052		189,564		112,918		231,104		337,341		89,687		81,520

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTGR1				NOTGR2				NOTMD2				NOTMG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$22,464		19,736		72,843		27,510		52,401		30,558		8,361		8,195

Realized gain (loss) on investments		119		111		112,408		1,257		7,454		64,227		2,613		8,121

Change in unrealized gain (loss) on investments		201,381		113,199		536,684		178,972		216,435		22,832		17,766		7,235

Reinvested capital gains		24,542		2,466		90,819		3,927		48,500		23,432		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		248,506		135,512		812,754		211,666		324,790		141,049		28,740		23,551

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		1,878,918		101,795		101,962		91,952		-		-

Transfers between subaccounts, net		-		-		2,411,044		(372,805)		2,396,567		(100,601)		-		-

Redemptions (notes 2, 3, and 4)		(354)		(357)		(116,392)		(86,487)		(40,362)		(225,435)		(20,420)		(49,065)

Adjustments to maintain reserves		-		1		(1)		(961)		3		(635)		(1)		-

Net equity transactions		(354)		(356)		4,173,569		(358,458)		2,458,170		(234,719)		(20,421)		(49,065)

Net change in contract owners’ equity		248,152		135,156		4,986,323		(146,792)		2,782,960		(93,670)		8,319		(25,514)

Contract owners’ equity at beginning of period		1,357,339		1,222,183		2,075,656		2,222,448		1,679,439		1,773,109		290,454		315,968

Contract owners’ equity at end of period		$1,605,491		1,357,339		7,061,979		2,075,656		4,462,399		1,679,439		298,773		290,454

CHANGE IN UNITS:

Beginning units		47,912		47,925		95,067		110,178		89,565		97,581		15,060		17,675

Units purchased		-		-		186,284		4,342		103,724		19,286		-		870

Units redeemed		(12)		(13)		(21,713)		(19,453)		(2,189)		(27,302)		(1,052)		(3,485)

Ending units		47,900		47,912		259,638		95,067		191,100		89,565		14,008		15,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOTMG2				NOTMR1				NOVPDI				NOVPM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,822		10,201		5,216		4,536		5,621		7,255		(1,814)		(1,614)

Realized gain (loss) on investments		8,249		15,496		483		372		(9)		1,976		81,294		243,076

Change in unrealized gain (loss) on investments		38,894		1,127		19,805		8,343		68,101		50,663		(76,660)		134,391

Reinvested capital gains		-		-		2,634		947		-		-		391,246		-

Net increase (decrease) in contract owners’ equity resulting from operations		56,965		26,824		28,138		14,198		73,713		59,894		394,066		375,853

Equity transactions:

Purchase payments received from contract owners (note 4)		17,104		1,082		-		-		-		-		57,688		42,899

Transfers between subaccounts, net		1,119,836		50,023		-		-		-		(42,188)		703,551		(283,567)

Redemptions (notes 2, 3, and 4)		(59,439)		(18,687)		(1,940)		(1,817)		(19,200)		(41,533)		(181,951)		(76,953)

Adjustments to maintain reserves		-		(20)		(1)		1		-		(65)		(1)		(273)

Net equity transactions		1,077,501		32,398		(1,941)		(1,816)		(19,200)		(83,786)		579,287		(317,894)

Net change in contract owners’ equity		1,134,466		59,222		26,197		12,382		54,513		(23,892)		973,353		57,959

Contract owners’ equity at beginning of period		422,046		362,824		214,637		202,255		441,875		465,767		1,434,521		1,376,562

Contract owners’ equity at end of period		$1,556,512		422,046		240,834		214,637		496,388		441,875		2,407,874		1,434,521

CHANGE IN UNITS:

Beginning units		22,806		21,095		10,728		10,821		25,761		30,424		50,719		59,058

Units purchased		58,811		7,851		-		-		-		44		50,125		132,601

Units redeemed		(5,870)		(6,140)		(91)		(93)		(1,220)		(4,707)		(30,683)		(140,940)

Ending units		75,747		22,806		10,637		10,728		24,541		25,761		70,161		50,719

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNCPS				PMUBAM				PMVAAA				PMVAAI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$407,220		365,127		941,521		690,978		742,506		1,196,268		33,592		42,844

Realized gain (loss) on investments		468,396		(181,766)		(561,126)		(803,672)		(203,734)		(1,333,756)		(10)		(16)

Change in unrealized gain (loss) on investments		738,562		521,144		940,070		900,317		1,525,818		824,786		60,922		(17,776)

Reinvested capital gains		-		197,338		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,614,178		901,843		1,320,465		787,623		2,064,590		687,298		94,504		25,052

Equity transactions:

Purchase payments received from contract owners (note 4)		428,382		432,646		269,146		288,495		62,176		14,609		-		-

Transfers between subaccounts, net		(3,866,946)		434,809		3,453,895		1,147,023		(811,239)		(1,439,175)		-		-

Redemptions (notes 2, 3, and 4)		(607,690)		(518,746)		(1,318,866)		(817,498)		(2,670,819)		(2,702,163)		(240)		(240)

Adjustments to maintain reserves		1		(682)		2		(576)		2		(471)		-		-

Net equity transactions		(4,046,253)		348,027		2,404,177		617,444		(3,419,880)		(4,127,200)		(240)		(240)

Net change in contract owners’ equity		(2,432,075)		1,249,870		3,724,642		1,405,067		(1,355,290)		(3,439,902)		94,264		24,812

Contract owners’ equity at beginning of period		12,890,390		11,640,520		15,582,547		14,177,480		16,798,986		20,238,888		659,159		634,347

Contract owners’ equity at end of period		$10,458,315		12,890,390		19,307,189		15,582,547		15,443,696		16,798,986		753,423		659,159

CHANGE IN UNITS:

Beginning units		673,793		659,430		1,115,320		1,072,278		714,897		892,937		48,523		48,541

Units purchased		161,269		404,348		520,906		366,254		116,884		136,127		-		-

Units redeemed		(364,152)		(389,985)		(361,103)		(323,212)		(254,688)		(314,167)		(16)		(18)

Ending units		470,910		673,793		1,275,123		1,115,320		577,093		714,897		48,507		48,523

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVEBA				PMVFBA				PMVFHA				PMVGBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,584,349		1,343,887		171,805		176,275		1,626,860		1,559,018		200,778		115,091

Realized gain (loss) on investments		488,868		783,491		2,826		15,289		(744,508)		(752,674)		106,085		(11,956)

Change in unrealized gain (loss) on investments		1,123,123		(663,193)		268,655		(362,631)		943,205		1,517,534		199,931		(115,873)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,196,340		1,464,185		443,286		(171,067)		1,825,557		2,323,878		506,794		(12,738)

Equity transactions:

Purchase payments received from contract owners (note 4)		199,150		117,486		5,713		760		555,434		617,906		267,253		102,745

Transfers between subaccounts, net		4,491,934		(2,910,925)		(142,156)		(1,085,024)		2,936,494		2,531,009		1,320,611		603,880

Redemptions (notes 2, 3, and 4)		(1,630,144)		(1,923,519)		(334,535)		(178,736)		(2,570,208)		(2,246,696)		(244,867)		(127,963)

Adjustments to maintain reserves		-		(621)		-		(56)		(2)		(644)		1		(37)

Net equity transactions		3,060,940		(4,717,579)		(470,978)		(1,263,056)		921,718		901,575		1,342,998		578,625

Net change in contract owners’ equity		6,257,280		(3,253,394)		(27,692)		(1,434,123)		2,747,275		3,225,453		1,849,792		565,887

Contract owners’ equity at beginning of period		19,343,161		22,596,555		4,613,560		6,047,683		45,208,579		41,983,126		3,337,897		2,772,010

Contract owners’ equity at end of period		$25,600,441		19,343,161		4,585,868		4,613,560		47,955,854		45,208,579		5,187,689		3,337,897

CHANGE IN UNITS:

Beginning units		835,605		1,050,619		372,692		471,829		2,054,919		2,011,233		197,225		163,188

Units purchased		761,280		778,962		210,473		132,394		732,823		440,593		337,638		106,031

Units redeemed		(642,580)		(993,976)		(246,839)		(231,531)		(691,832)		(396,907)		(260,053)		(71,994)

Ending units		954,305		835,605		336,326		372,692		2,095,910		2,054,919		274,810		197,225

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVHYA				PMVID				PMVLDA				PMVLGA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,616,949		2,164,692		12,373,379		11,005,698		1,040,206		1,175,097		552,410		537,425

Realized gain (loss) on investments		591,480		1,100,464		(503,108)		(1,575,960)		33,532		(578,373)		(546,386)		(484,729)

Change in unrealized gain (loss) on investments		(65,087)		(910,450)		11,424,015		372,555		344,572		706,696		760,314		(980,166)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,143,342		2,354,706		23,294,286		9,802,293		1,418,310		1,303,420		766,338		(927,470)

Equity transactions:

Purchase payments received from contract owners (note 4)		816,358		572,695		7,233,183		7,889,861		78,101		270,783		605,274		530,898

Transfers between subaccounts, net		(9,385,202)		9,920,496		48,038,964		37,046,223		(1,583,930)		1,288,537		(12,206)		(2,175,564)

Redemptions (notes 2, 3, and 4)		(2,493,161)		(2,586,908)		(14,016,164)		(13,175,711)		(3,747,017)		(2,960,804)		(1,360,810)		(1,018,359)

Adjustments to maintain reserves		2		(1,074)		6		(7,622)		-		(966)		1		(1,850)

Net equity transactions		(11,062,003)		7,905,209		41,255,989		31,752,751		(5,252,846)		(1,402,450)		(767,741)		(2,664,875)

Net change in contract owners’ equity		(7,918,661)		10,259,915		64,550,275		41,555,044		(3,834,536)		(99,030)		(1,403)		(3,592,345)

Contract owners’ equity at beginning of period		45,664,605		35,404,690		207,758,232		166,203,188		28,593,618		28,692,648		15,512,912		19,105,257

Contract owners’ equity at end of period		$37,745,944		45,664,605		272,308,507		207,758,232		24,759,082		28,593,618		15,511,509		15,512,912

CHANGE IN UNITS:

Beginning units		1,714,852		1,421,185		14,667,403		12,367,515		1,837,842		1,930,144		882,841		1,029,096

Units purchased		1,825,901		1,465,331		5,682,793		4,914,353		548,918		635,804		814,495		1,304,571

Units redeemed		(2,257,509)		(1,171,664)		(2,907,719)		(2,614,465)		(881,195)		(728,106)		(870,295)		(1,450,826)

Ending units		1,283,244		1,714,852		17,442,477		14,667,403		1,505,565		1,837,842		827,041		882,841

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVRRA				PMVRSA				PMVTRA				PVGCBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$863,740		645,239		406,089		271,831		6,475,478		5,719,061		161,693		108,462

Realized gain (loss) on investments		(910,278)		(1,254,494)		187,681		(1,744,831)		(3,836,811)		(3,401,056)		71,015		(35,011)

Change in unrealized gain (loss) on investments		1,925,030		1,168,273		1,754,963		1,751,827		10,655,535		1,221,815		44,676		18,704

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,878,492		559,018		2,348,733		278,827		13,294,202		3,539,820		277,384		92,155

Equity transactions:

Purchase payments received from contract owners (note 4)		480,965		143,552		351,756		554,686		2,424,079		1,983,375		248,798		319,627

Transfers between subaccounts, net		4,336,836		(2,163,042)		2,318,930		1,107,799		20,222,635		14,515,405		1,610,892		181,791

Redemptions (notes 2, 3, and 4)		(2,576,103)		(1,286,098)		(1,225,246)		(699,439)		(8,894,697)		(7,886,400)		(390,230)		(294,012)

Adjustments to maintain reserves		3		(495)		-		(318)		5		(2,837)		(2)		(113)

Net equity transactions		2,241,701		(3,306,083)		1,445,440		962,728		13,752,022		8,609,543		1,469,458		207,293

Net change in contract owners’ equity		4,120,193		(2,747,065)		3,794,173		1,241,555		27,046,224		12,149,363		1,746,842		299,448

Contract owners’ equity at beginning of period		23,330,953		26,078,018		12,435,432		11,193,877		145,700,945		133,551,582		3,245,977		2,946,529

Contract owners’ equity at end of period		$27,451,146		23,330,953		16,229,605		12,435,432		172,747,169		145,700,945		4,992,819		3,245,977

CHANGE IN UNITS:

Beginning units		1,253,419		1,426,791		1,321,847		1,230,239		7,371,580		6,938,066		264,951		249,041

Units purchased		664,646		283,747		795,731		950,954		2,305,128		1,990,511		272,076		119,231

Units redeemed		(549,423)		(457,119)		(663,384)		(859,346)		(1,631,069)		(1,556,997)		(155,245)		(103,321)

Ending units		1,368,642		1,253,419		1,454,194		1,321,847		8,045,639		7,371,580		381,782		264,951

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVGDAA				PVGMAA				PVSTA				PROA30
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$92		65		178,384		141,178		4,171,161		4,114,685		79,969		7,391

Realized gain (loss) on investments		(1)		(2)		226,938		114,805		537,702		490,462		(227,402)		72,327

Change in unrealized gain (loss) on investments		141		67		389,696		140,137		(447,699)		213,246		113,344		(104,282)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		232		130		795,018		396,120		4,261,164		4,818,393		(34,089)		(24,564)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		2		56,156		4,234		2,261,957		2,973,433		1,882		358

Transfers between subaccounts, net		-		-		(147,643)		331,811		7,159,785		11,031,917		1,192,334		800,572

Redemptions (notes 2, 3, and 4)		(2)		(5)		(591,601)		(639,863)		(6,942,730)		(9,029,417)		(137,261)		(147,272)

Adjustments to maintain reserves		1		(2)		1		(199)		3		(3,002)		-		(71)

Net equity transactions		(1)		(5)		(683,087)		(304,017)		2,479,015		4,972,931		1,056,955		653,587

Net change in contract owners’ equity		231		125		111,931		92,103		6,740,179		9,791,324		1,022,866		629,023

Contract owners’ equity at beginning of period		1,546		1,421		4,077,259		3,985,156		86,244,901		76,453,577		1,431,372		802,349

Contract owners’ equity at end of period		$1,777		1,546		4,189,190		4,077,259		92,985,080		86,244,901		2,454,238		1,431,372

CHANGE IN UNITS:

Beginning units		82		82		220,495		238,702		5,393,211		5,066,855		110,194		69,086

Units purchased		-		-		52,235		47,953		2,540,977		3,133,620		1,871,328		399,732

Units redeemed		-		-		(86,852)		(66,160)		(2,342,889)		(2,807,264)		(1,829,485)		(358,624)

Ending units		82		82		185,878		220,495		5,591,299		5,393,211		152,037		110,194

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROAHY				PROBIO				PROBL				PROBM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$97,799		228,205		-		-		60,290		167,240		6,604		14,950

Realized gain (loss) on investments		(56,120)		219,383		374,588		(1,178,238)		391,917		5,627,083		(1,665,684)		267,710

Change in unrealized gain (loss) on investments		58,563		(180,303)		230,450		(293,407)		616,546		(2,205,874)		260,522		(408,721)

Reinvested capital gains		-		-		156,507		808,047		770,526		1,117,536		391,410		2,675

Net increase (decrease) in contract owners’ equity resulting from operations		100,242		267,285		761,545		(663,598)		1,839,279		4,705,985		(1,007,148)		(123,386)

Equity transactions:

Purchase payments received from contract owners (note 4)		20,108		9,161		10,786		76,584		6,681		(179)		6,426		28,994

Transfers between subaccounts, net		(235,094)		(953,081)		838,005		979,777		(6,456,993)		476,581		909,445		315,574

Redemptions (notes 2, 3, and 4)		(720,877)		(444,761)		(372,466)		(451,856)		(1,791,067)		(2,709,699)		(362,577)		(379,514)

Adjustments to maintain reserves		1		(22)		1		(321)		-		(23)		(2)		(749)

Net equity transactions		(935,862)		(1,388,703)		476,326		604,184		(8,241,379)		(2,233,320)		553,292		(35,695)

Net change in contract owners’ equity		(835,620)		(1,121,418)		1,237,871		(59,414)		(6,402,100)		2,472,665		(453,856)		(159,081)

Contract owners’ equity at beginning of period		4,407,142		5,528,560		1,947,212		2,006,626		21,247,215		18,774,550		2,770,247		2,929,328

Contract owners’ equity at end of period		$3,571,522		4,407,142		3,185,083		1,947,212		14,845,115		21,247,215		2,316,391		2,770,247

CHANGE IN UNITS:

Beginning units		219,805		292,967		45,082		45,477		433,296		468,987		124,940		130,321

Units purchased		445,991		182,362		1,228,779		750,298		5,773,823		3,956,398		3,163,447		271,243

Units redeemed		(498,270)		(255,524)		(1,215,174)		(750,693)		(5,945,102)		(3,992,089)		(3,195,384)		(276,624)

Ending units		167,526		219,805		58,687		45,082		262,017		433,296		93,003		124,940

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROBNK				PROBR				PROCG				PROCS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,237		12,199		30,537		65,324		29,280		23,900		-		-

Realized gain (loss) on investments		(6,911)		186,109		(254,250)		(230,505)		(434,017)		(267,860)		68,984		16,839

Change in unrealized gain (loss) on investments		40,111		(147,217)		48,510		(3,403)		39,151		(26,978)		(382,412)		192,567

Reinvested capital gains		-		-		-		37,451		322,197		514,178		310,444		644,728

Net increase (decrease) in contract owners’ equity resulting from operations		42,437		51,091		(175,203)		(131,133)		(43,389)		243,240		(2,984)		854,134

Equity transactions:

Purchase payments received from contract owners (note 4)		240,672		10,230		367		23		335,536		55,436		35,858		141,000

Transfers between subaccounts, net		(371,006)		(159,474)		(213,361)		(671,749)		365,008		(27,046)		(2,677,755)		1,853,666

Redemptions (notes 2, 3, and 4)		(635,271)		(283,561)		(38,636)		(112,106)		(352,117)		(721,516)		(511,984)		(922,210)

Adjustments to maintain reserves		-		(7)		1		(431)		(1)		(309)		1		(144)

Net equity transactions		(765,605)		(432,812)		(251,629)		(784,263)		348,426		(693,435)		(3,153,880)		1,072,312

Net change in contract owners’ equity		(723,168)		(381,721)		(426,832)		(915,396)		305,037		(450,195)		(3,156,864)		1,926,446

Contract owners’ equity at beginning of period		1,118,465		1,500,186		607,165		1,522,561		1,514,530		1,964,725		5,716,830		3,790,384

Contract owners’ equity at end of period		$395,297		1,118,465		180,333		607,165		1,819,567		1,514,530		2,559,966		5,716,830

CHANGE IN UNITS:

Beginning units		35,903		57,685		405,070		989,179		48,918		82,955		108,564		90,252

Units purchased		1,149,481		182,545		73,503,766		8,423,752		1,019,216		1,152,700		996,045		318,696

Units redeemed		(1,174,138)		(204,327)		(73,761,084)		(9,007,861)		(1,007,676)		(1,186,737)		(1,057,314)		(300,384)

Ending units		11,246		35,903		147,752		405,070		60,458		48,918		47,295		108,564

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROE30				PROEM				PROFIN				PROFUD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$101,555		50,613		107,268		72,772		687		23,259		3,415		15,069

Realized gain (loss) on investments		709,206		133,062		1,956,247		353,780		1,149,664		966,220		16,335		(7,839)

Change in unrealized gain (loss) on investments		215,806		(161,888)		476,864		(578,647)		(616,052)		182,128		7,472		(23,543)

Reinvested capital gains		142,763		90,354		-		-		138,210		788,715		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,169,330		112,141		2,540,379		(152,095)		672,509		1,960,322		27,222		(16,313)

Equity transactions:

Purchase payments received from contract owners (note 4)		46,889		20,209		32,383		18,280		170,859		202,155		2,401		(28)

Transfers between subaccounts, net		3,101,849		(1,948,404)		9,230,563		185,815		5,046,202		3,224,531		(37,916)		(576,947)

Redemptions (notes 2, 3, and 4)		(453,057)		(225,998)		(1,415,517)		(843,277)		(1,390,786)		(998,512)		(35,078)		(93,360)

Adjustments to maintain reserves		-		(1)		(2)		(136)		2		(971)		-		(16)

Net equity transactions		2,695,681		(2,154,194)		7,847,427		(639,318)		3,826,277		2,427,203		(70,593)		(670,351)

Net change in contract owners’ equity		3,865,011		(2,042,053)		10,387,806		(791,413)		4,498,786		4,387,525		(43,371)		(686,664)

Contract owners’ equity at beginning of period		534,565		2,576,618		3,783,631		4,575,044		10,179,434		5,791,909		200,096		886,760

Contract owners’ equity at end of period		$4,399,576		534,565		14,171,437		3,783,631		14,678,220		10,179,434		156,725		200,096

CHANGE IN UNITS:

Beginning units		28,563		143,768		316,610		412,140		274,790		204,987		33,226		140,948

Units purchased		1,264,930		720,429		20,056,843		4,965,342		4,292,737		587,613		209,387		96,455

Units redeemed		(1,111,946)		(835,634)		(19,503,569)		(5,060,872)		(4,226,611)		(517,810)		(220,106)		(204,177)

Ending units		181,547		28,563		869,884		316,610		340,916		274,790		22,507		33,226

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROGMM				PROGVP				PROHC				PROIND
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$95,547		133,346		6,715		19,761		163		3,198		-		11,897

Realized gain (loss) on investments		-		-		(9,835)		(61,942)		(233,925)		57,760		695,364		412,159

Change in unrealized gain (loss) on investments		-		-		8,601		(87,020)		171,001		(112,297)		227,644		(357,644)

Reinvested capital gains		-		-		-		-		421,009		231,208		147,869		847,010

Net increase (decrease) in contract owners’ equity resulting from operations		95,547		133,346		5,481		(129,201)		358,248		179,869		1,070,877		913,422

Equity transactions:

Purchase payments received from contract owners (note 4)		50,364		7,195		1,295		5,318		32,322		15,949		98,392		111,689

Transfers between subaccounts, net		(66,394)		(12,395)		130,868		(1,372,864)		1,553,431		(76,942)		(281,340)		705,784

Redemptions (notes 2, 3, and 4)		(332,877)		(221,670)		(60,546)		(19,728)		(544,131)		(1,418,402)		(1,250,732)		(824,215)

Adjustments to maintain reserves		(1)		(17)		2		(6)		(1)		(925)		(2)		(817)

Net equity transactions		(348,908)		(226,887)		71,619		(1,387,280)		1,041,621		(1,480,320)		(1,433,682)		(7,559)

Net change in contract owners’ equity		(253,361)		(93,541)		77,100		(1,516,481)		1,399,869		(1,300,451)		(362,805)		905,863

Contract owners’ equity at beginning of period		3,120,090		3,213,631		162,182		1,678,663		3,545,587		4,846,038		6,263,993		5,358,130

Contract owners’ equity at end of period		$2,866,729		3,120,090		239,282		162,182		4,945,456		3,545,587		5,901,188		6,263,993

CHANGE IN UNITS:

Beginning units		280,355		301,210		14,561		135,605		96,010		125,246		158,584		157,490

Units purchased		4,623		5,701		217,874		380,303		3,772,201		469,987		1,139,830		359,736

Units redeemed		(35,551)		(26,556)		(211,202)		(501,347)		(3,763,480)		(499,223)		(1,173,913)		(358,642)

Ending units		249,427		280,355		21,233		14,561		104,731		96,010		124,501		158,584

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROINT				PROJP				PROLCG				PROLCV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$20,196		12,214		72,438		79,971		-		-		14,617		6,675

Realized gain (loss) on investments		26,790		37,642		339,547		(59,990)		444,325		1,672,316		(459,587)		441,288

Change in unrealized gain (loss) on investments		21,158		(15,588)		(90,469)		(21,788)		54,492		(10,013)		163,714		(396,196)

Reinvested capital gains		-		-		269,925		408,214		571,309		111,163		278,633		220,233

Net increase (decrease) in contract owners’ equity resulting from operations		68,144		34,268		591,441		406,407		1,070,126		1,773,466		(2,623)		272,000

Equity transactions:

Purchase payments received from contract owners (note 4)		43,490		106,078		10,603		92,436		194,133		61,333		32,792		(91)

Transfers between subaccounts, net		650,691		121,107		1,236,107		(923,875)		(652,339)		3,505,454		(598,474)		(3,094,034)

Redemptions (notes 2, 3, and 4)		(197,994)		(112,859)		(397,135)		(308,695)		(1,100,908)		(1,343,600)		(103,436)		(264,086)

Adjustments to maintain reserves		1		(1)		1		(8)		(1)		(30)		(1)		(12)

Net equity transactions		496,188		114,325		849,576		(1,140,142)		(1,559,115)		2,223,157		(669,119)		(3,358,223)

Net change in contract owners’ equity		564,332		148,593		1,441,017		(733,735)		(488,989)		3,996,623		(671,742)		(3,086,223)

Contract owners’ equity at beginning of period		329,637		181,044		2,069,826		2,803,561		10,605,455		6,608,832		3,723,806		6,810,029

Contract owners’ equity at end of period		$893,969		329,637		3,510,843		2,069,826		10,116,466		10,605,455		3,052,064		3,723,806

CHANGE IN UNITS:

Beginning units		21,044		11,659		62,486		103,236		164,243		137,013		99,923		201,480

Units purchased		976,130		760,845		512,629		377,351		454,299		612,692		508,607		279,234

Units redeemed		(952,578)		(751,460)		(493,570)		(418,101)		(487,713)		(585,462)		(534,852)		(380,791)

Ending units		44,596		21,044		81,545		62,486		130,829		164,243		73,678		99,923

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROMC				PROMCG				PROMCV				PRON
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$26,756		65,810		-		-		10,187		4,575		163,062		210,903

Realized gain (loss) on investments		(146,393)		16,012		(70,234)		172,973		(329,423)		148,174		4,194,024		5,578,972

Change in unrealized gain (loss) on investments		93,984		(110,416)		33,299		(180,608)		19,770		(168,270)		(1,023,783)		(2,527,106)

Reinvested capital gains		-		-		57,127		94,503		291,362		78,148		2,849,831		6,222,436

Net increase (decrease) in contract owners’ equity resulting from operations		(25,653)		(28,594)		20,192		86,868		(8,104)		62,627		6,183,134		9,485,205

Equity transactions:

Purchase payments received from contract owners (note 4)		30,880		22,870		100,209		(12)		48,603		14,673		450,406		481,302

Transfers between subaccounts, net		(599,016)		666,551		(80,510)		(1,514,971)		176,024		(1,057,591)		(23,312,751)		10,322,043

Redemptions (notes 2, 3, and 4)		(60,824)		(82,928)		(52,227)		(202,630)		(160,706)		(279,426)		(5,201,588)		(3,695,665)

Adjustments to maintain reserves		(2)		(9)		-		(6)		-		(59)		(3)		(2,806)

Net equity transactions		(628,962)		606,484		(32,528)		(1,717,619)		63,921		(1,322,403)		(28,063,936)		7,104,874

Net change in contract owners’ equity		(654,615)		577,890		(12,336)		(1,630,751)		55,817		(1,259,776)		(21,880,802)		16,590,079

Contract owners’ equity at beginning of period		1,330,941		753,051		712,403		2,343,154		897,158		2,156,934		64,454,091		47,864,012

Contract owners’ equity at end of period		$676,326		1,330,941		700,067		712,403		952,975		897,158		42,573,289		64,454,091

CHANGE IN UNITS:

Beginning units		38,902		24,509		18,636		70,223		26,329		67,908		742,093		690,919

Units purchased		85,598		165,961		46,247		320,311		258,334		226,390		4,789,153		3,492,922

Units redeemed		(105,545)		(151,568)		(47,112)		(371,898)		(258,179)		(267,969)		(5,105,398)		(3,441,748)

Ending units		18,955		38,902		17,771		18,636		26,484		26,329		425,848		742,093

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PRONET				PROOG				PROPHR				PROPM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		98,319		154,356		1,135		-		188,334		112,821

Realized gain (loss) on investments		485,453		393,794		1,529,785		85,300		74,854		24,420		6,420,681		228,081

Change in unrealized gain (loss) on investments		(399,529)		225,937		173,880		(178,291)		114,217		(84,900)		114,324		(234,218)

Reinvested capital gains		29,106		63,676		548,660		336,154		-		99,628		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		115,030		683,407		2,350,644		397,519		190,206		39,148		6,723,339		106,684

Equity transactions:

Purchase payments received from contract owners (note 4)		161,551		30,829		387,195		22,421		21,415		30,000		517,873		26,883

Transfers between subaccounts, net		277,317		(286,633)		(2,561,562)		(1,642,347)		(326,875)		603,810		4,706,548		1,240,180

Redemptions (notes 2, 3, and 4)		(449,591)		(303,353)		(834,115)		(640,366)		(166,206)		(131,671)		(1,139,496)		(436,188)

Adjustments to maintain reserves		-		(277)		-		(1,711)		-		(167)		(1)		(328)

Net equity transactions		(10,723)		(559,434)		(3,008,482)		(2,262,003)		(471,666)		501,972		4,084,924		830,547

Net change in contract owners’ equity		104,307		123,973		(657,838)		(1,864,484)		(281,460)		541,120		10,808,263		937,231

Contract owners’ equity at beginning of period		3,060,478		2,936,505		5,550,949		7,415,433		1,059,630		518,510		3,069,260		2,132,029

Contract owners’ equity at end of period		$3,164,785		3,060,478		4,893,111		5,550,949		778,170		1,059,630		13,877,523		3,069,260

CHANGE IN UNITS:

Beginning units		53,785		66,217		338,050		466,566		44,196		19,213		486,776		355,940

Units purchased		91,757		103,133		29,149,103		7,227,212		143,787		185,371		13,758,357		44,574,917

Units redeemed		(94,268)		(115,565)		(29,206,884)		(7,355,728)		(165,251)		(160,388)		(13,371,109)		(44,444,081)

Ending units		51,274		53,785		280,269		338,050		22,732		44,196		874,024		486,776

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PRORE				PRORRO				PROSC				PROSCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$20,073		24,700		33,589		67,594		10,016		22,891		-		-

Realized gain (loss) on investments		(84,849)		175,902		(31,074)		(723,768)		(87,478)		806,595		(102,501)		163,255

Change in unrealized gain (loss) on investments		227,593		(298,830)		(62,105)		174,406		47,189		(920,379)		(85,556)		(336,706)

Reinvested capital gains		-		49,339		58,761		643,407		-		-		321,158		164,227

Net increase (decrease) in contract owners’ equity resulting from operations		162,817		(48,889)		(829)		161,639		(30,273)		(90,893)		133,101		(9,224)

Equity transactions:

Purchase payments received from contract owners (note 4)		242		5,466		4,030		14,629		177		27,133		105,841		63,398

Transfers between subaccounts, net		2,178,322		1,689,019		(1,154,284)		589,739		(1,533,722)		(3,492,200)		537,936		1,185,431

Redemptions (notes 2, 3, and 4)		(376,092)		(333,516)		(137,787)		(231,472)		(117,386)		(711,212)		(655,106)		(443,896)

Adjustments to maintain reserves		(1)		(2)		2		(22)		(1)		(2)		(1)		(44)

Net equity transactions		1,802,471		1,360,967		(1,288,039)		372,874		(1,650,932)		(4,176,281)		(11,330)		804,889

Net change in contract owners’ equity		1,965,288		1,312,078		(1,288,868)		534,513		(1,681,205)		(4,267,174)		121,771		795,665

Contract owners’ equity at beginning of period		2,828,231		1,516,153		1,951,468		1,416,955		4,174,721		8,441,895		3,711,729		2,916,064

Contract owners’ equity at end of period		$4,793,519		2,828,231		662,600		1,951,468		2,493,516		4,174,721		3,833,500		3,711,729

CHANGE IN UNITS:

Beginning units		116,560		64,740		463,973		402,375		144,244		318,410		97,253		82,720

Units purchased		3,843,442		302,016		374,675		954,465		167,935		392,279		56,075		291,536

Units redeemed		(3,762,597)		(250,196)		(684,143)		(892,867)		(234,301)		(566,445)		(56,384)		(277,003)

Ending units		197,405		116,560		154,505		463,973		77,878		144,244		96,944		97,253

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROSCN				PROSCV				PROSEM				PROSIN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		4,808		5,874		29		1,167		619		14,632

Realized gain (loss) on investments		(3,259,029)		13,763,467		(267,739)		177,866		(15,735)		(11,010)		(13,277)		3,522

Change in unrealized gain (loss) on investments		(6,032,679)		(1,856,875)		98,609		(277,831)		(120)		53		(5,291)		9,620

Reinvested capital gains		16,622,345		2,251,461		61,662		9,540		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,330,637		14,158,053		(102,660)		(84,551)		(15,826)		(9,790)		(17,949)		27,774

Equity transactions:

Purchase payments received from contract owners (note 4)		633,830		1,008,169		85,833		4,178		-		-		-		(8)

Transfers between subaccounts, net		(6,511,604)		396,040		22,285		1,702,407		15,402		8,699		18,592		(35,625)

Redemptions (notes 2, 3, and 4)		(3,361,993)		(1,621,633)		(425,234)		(352,972)		-		(430)		(19,293)		(15,569)

Adjustments to maintain reserves		3		(5,699)		1		(23)		1		(1)		(2)		(11)

Net equity transactions		(9,239,764)		(223,123)		(317,115)		1,353,590		15,403		8,268		(703)		(51,213)

Net change in contract owners’ equity		(1,909,127)		13,934,930		(419,775)		1,269,039		(423)		(1,522)		(18,652)		(23,439)

Contract owners’ equity at beginning of period		39,332,881		25,397,951		3,780,762		2,511,723		877		2,399		70,940		94,379

Contract owners’ equity at end of period		$37,423,754		39,332,881		3,360,987		3,780,762		454		877		52,288		70,940

CHANGE IN UNITS:

Beginning units		250,707		274,140		120,554		85,194		245		639		19,648		28,464

Units purchased		235,257		700,850		235,680		440,887		110,714		231,287		144,272		194,993

Units redeemed		(322,103)		(724,283)		(254,041)		(405,527)		(110,787)		(231,681)		(145,621)		(203,809)

Ending units		163,861		250,707		102,193		120,554		172		245		18,299		19,648

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROSMC				PROSN				PROSSC				PROTEC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,562		2,003		6,126		19,105		2,136		35,200		-		-

Realized gain (loss) on investments		(2,437)		(6,024)		(55,176)		(203,486)		(90,152)		(250,552)		(702,762)		1,104,848

Change in unrealized gain (loss) on investments		(1,205)		1,600		4,969		87,371		2,407		101,138		(165,831)		(327,301)

Reinvested capital gains		-		-		-		-		-		-		3,883,186		659,518

Net increase (decrease) in contract owners’ equity resulting from operations		(2,080)		(2,421)		(44,081)		(97,010)		(85,609)		(114,214)		3,014,593		1,437,065

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		378		991		421		244		76,169		178,212

Transfers between subaccounts, net		19,840		946		(19,985)		(970,263)		(1,402,219)		1,061,126		221,529		(1,573,807)

Redemptions (notes 2, 3, and 4)		(1,468)		(978)		(29,531)		(81,197)		(18,473)		(45,526)		(1,798,984)		(1,241,911)

Adjustments to maintain reserves		-		-		(1)		(106)		-		(18)		-		(842)

Net equity transactions		18,372		(32)		(49,139)		(1,050,575)		(1,420,271)		1,015,826		(1,501,286)		(2,638,348)

Net change in contract owners’ equity		16,292		(2,453)		(93,220)		(1,147,585)		(1,505,880)		901,612		1,513,307		(1,201,283)

Contract owners’ equity at beginning of period		18,087		20,540		226,905		1,374,490		1,512,048		610,436		7,777,800		8,979,083

Contract owners’ equity at end of period		$34,379		18,087		133,685		226,905		6,168		1,512,048		9,291,107		7,777,800

CHANGE IN UNITS:

Beginning units		13,710		14,549		346,221		2,269,943		1,235,971		464,088		91,541		130,574

Units purchased		294,368		179,572		11,068,460		75,094,616		12,710,142		7,414,239		1,236,816		165,744

Units redeemed		(280,789)		(180,411)		(11,142,738)		(77,018,338)		(13,940,506)		(6,642,356)		(1,236,925)		(204,777)

Ending units		27,289		13,710		271,943		346,221		5,607		1,235,971		91,432		91,541

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROTEL				PROUB				PROUMC				PROUN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		39,694		35,781		5,732		6,092		64,046		60,318

Realized gain (loss) on investments		675,099		668,545		3,128,614		2,495,701		(313,295)		193,267		4,732,165		6,927,711

Change in unrealized gain (loss) on investments		(79,463)		(3,061)		(287,921)		(440,879)		140,240		(189,366)		(48,296)		(2,081,248)

Reinvested capital gains		-		-		717,210		-		-		-		2,813,227		-

Net increase (decrease) in contract owners’ equity resulting from operations		595,636		665,484		3,597,597		2,090,603		(167,323)		9,993		7,561,142		4,906,781

Equity transactions:

Purchase payments received from contract owners (note 4)		104,084		104,903		104,777		78,621		53,478		(489)		518,140		223,009

Transfers between subaccounts, net		683,667		1,668,793		(14,577,579)		7,839,995		(554,362)		581,558		3,275,862		(2,496,424)

Redemptions (notes 2, 3, and 4)		(646,080)		(243,748)		(276,491)		(531,849)		(222,419)		(29,435)		(1,820,265)		(1,395,772)

Adjustments to maintain reserves		(3)		(33)		(2)		(122)		-		(1)		4		(132)

Net equity transactions		141,668		1,529,915		(14,749,295)		7,386,645		(723,303)		551,633		1,973,741		(3,669,319)

Net change in contract owners’ equity		737,304		2,195,399		(11,151,698)		9,477,248		(890,626)		561,626		9,534,883		1,237,462

Contract owners’ equity at beginning of period		3,726,847		1,531,448		18,042,244		8,564,996		1,384,086		822,460		19,372,065		18,134,603

Contract owners’ equity at end of period		$4,464,151		3,726,847		6,890,546		18,042,244		493,460		1,384,086		28,906,948		19,372,065

CHANGE IN UNITS:

Beginning units		134,325		73,164		126,942		85,272		19,934		13,867		45,403		60,276

Units purchased		1,829,211		410,943		263,979		372,798		17,117		64,773		545,198		625,079

Units redeemed		(1,829,306)		(349,782)		(351,586)		(331,128)		(30,164)		(58,706)		(538,046)		(639,952)

Ending units		134,230		134,325		39,335		126,942		6,887		19,934		52,555		45,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PROUSC				PROUSN				PROUTL				PVAGIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$16,019		6,808		53,605		69,259		107,967		107,100		116,149		279,171

Realized gain (loss) on investments		92,145		356,087		(999,621)		(1,075,508)		489,261		1,552,568		(9,085)		(184,629)

Change in unrealized gain (loss) on investments		273,495		(268,883)		(19,292)		45,442		292,015		(656,124)		9,874		149,985

Reinvested capital gains		-		-		-		-		3,481		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		381,659		94,012		(965,308)		(960,807)		892,724		1,003,544		116,938		244,527

Equity transactions:

Purchase payments received from contract owners (note 4)		2,998		28,424		5,175		174		569,145		317,094		5,320		122,394

Transfers between subaccounts, net		(810,708)		860,102		833,100		921,521		(1,389,057)		4,551,856		(483,841)		(623,436)

Redemptions (notes 2, 3, and 4)		(172,465)		(92,213)		(28,430)		(157,197)		(1,262,236)		(888,454)		(175,274)		(149,255)

Adjustments to maintain reserves		-		(562)		1		(179)		(1)		(965)		(2)		(21)

Net equity transactions		(980,175)		795,751		809,846		764,319		(2,082,149)		3,979,531		(653,797)		(650,318)

Net change in contract owners’ equity		(598,516)		889,763		(155,462)		(196,488)		(1,189,425)		4,983,075		(536,859)		(405,791)

Contract owners’ equity at beginning of period		2,628,030		1,738,267		318,579		515,067		9,829,803		4,846,728		1,676,251		2,082,042

Contract owners’ equity at end of period		$2,029,514		2,628,030		163,117		318,579		8,640,378		9,829,803		1,139,392		1,676,251

CHANGE IN UNITS:

Beginning units		128,491		45,678		20,569,394		21,640,549		317,039		196,624		140,749		183,522

Units purchased		379,661		623,684		9,195,040,171		5,171,269,484		8,319,083		2,419,013		113,569		318,275

Units redeemed		(465,462)		(540,871)		(9,199,895,242)		(5,172,340,639)		(8,394,851)		(2,298,598)		(166,616)		(361,048)

Ending units		42,690		128,491		15,714,323		20,569,394		241,271		317,039		87,702		140,749

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVDIB				PVEIB				PVHYB				PVIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$152,115		226,898		951,545		458,761		758,409		948,302		228,218		306,110

Realized gain (loss) on investments		(128,116)		(404,509)		4,338,741		524,957		(29,786)		283,564		(373,729)		(129,129)

Change in unrealized gain (loss) on investments		158,554		327,319		3,348,227		4,970,807		24,960		(289,061)		485,314		(47,341)

Reinvested capital gains		-		-		4,551,720		1,867,259		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		182,553		149,708		13,190,233		7,821,784		753,583		942,805		339,803		129,640

Equity transactions:

Purchase payments received from contract owners (note 4)		7,367		77,256		4,008,033		2,328,547		47,849		222,953		26,687		2,316

Transfers between subaccounts, net		(114,780)		(862,791)		(2,699,861)		25,780,464		634,515		(2,811,072)		(657,427)		(107,753)

Redemptions (notes 2, 3, and 4)		(70,968)		(128,302)		(4,957,408)		(3,685,151)		(889,930)		(975,059)		(326,346)		(179,007)

Adjustments to maintain reserves		-		(65)		1		(2,911)		(1)		-		(1)		(18)

Net equity transactions		(178,381)		(913,902)		(3,649,235)		24,420,949		(207,567)		(3,563,178)		(957,087)		(284,462)

Net change in contract owners’ equity		4,172		(764,194)		9,540,998		32,242,733		546,016		(2,620,373)		(617,284)		(154,822)

Contract owners’ equity at beginning of period		2,516,117		3,280,311		68,017,798		35,775,065		12,135,198		14,755,571		5,446,488		5,601,310

Contract owners’ equity at end of period		$2,520,289		2,516,117		77,558,796		68,017,798		12,681,214		12,135,198		4,829,204		5,446,488

CHANGE IN UNITS:

Beginning units		177,673		244,952		1,325,750		822,637		611,068		801,422		388,664		408,973

Units purchased		68,288		44,636		450,993		784,990		888,435		312,173		80,117		15,804

Units redeemed		(82,007)		(111,915)		(515,826)		(281,877)		(911,902)		(502,527)		(147,418)		(36,113)

Ending units		163,954		177,673		1,260,917		1,325,750		587,601		611,068		321,363		388,664

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVIGIB				PVNOB				ROCMC				ROCSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$144,967		197,024		26,482		7,552		(445)		(418)		222,345		141,026

Realized gain (loss) on investments		1,592,482		412,506		102,226		649,332		337,526		179,474		43,516		536,264

Change in unrealized gain (loss) on investments		1,779,166		(193,981)		(341,098)		51,583		(418,067)		86,110		(71,353)		(771,435)

Reinvested capital gains		101,643		23,218		465,884		24,483		834,463		384,564		856,335		478,349

Net increase (decrease) in contract owners’ equity resulting from operations		3,618,258		438,767		253,494		732,950		753,477		649,730		1,050,843		384,204

Equity transactions:

Purchase payments received from contract owners (note 4)		817,674		979,831		302,335		186,861		109,358		53,217		691,503		140,194

Transfers between subaccounts, net		2,970,261		1,928,264		(709,317)		(98,609)		(736,617)		73,922		972,499		(418,042)

Redemptions (notes 2, 3, and 4)		(1,340,100)		(386,363)		(252,996)		(201,851)		(227,894)		(324,042)		(612,540)		(816,309)

Adjustments to maintain reserves		(1)		(1,828)		(1)		(420)		-		(223)		(2)		(660)

Net equity transactions		2,447,834		2,519,904		(659,979)		(114,019)		(855,153)		(197,126)		1,051,460		(1,094,817)

Net change in contract owners’ equity		6,066,092		2,958,671		(406,485)		618,931		(101,676)		452,604		2,102,303		(710,613)

Contract owners’ equity at beginning of period		9,126,542		6,167,871		3,987,926		3,368,995		5,752,263		5,299,659		11,709,779		12,420,392

Contract owners’ equity at end of period		$15,192,634		9,126,542		3,581,441		3,987,926		5,650,587		5,752,263		13,812,082		11,709,779

CHANGE IN UNITS:

Beginning units		501,436		356,459		192,311		199,826		144,692		157,500		310,523		337,587

Units purchased		549,016		299,491		70,026		143,519		22,638		28,753		90,881		49,116

Units redeemed		(430,776)		(154,514)		(106,271)		(151,034)		(42,396)		(41,561)		(61,611)		(76,180)

Ending units		619,676		501,436		156,066		192,311		124,934		144,692		339,793		310,523

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLVGRE				RLVIDM				RLVLBS				RLVLEG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,519		8,279		3,127		4,081		11,047		8,914		3,394		2,017

Realized gain (loss) on investments		(4,512)		(14,004)		36		4		2,012		(845)		-		-

Change in unrealized gain (loss) on investments		17,419		8,915		25,598		(2,856)		15,652		19,663		11,026		8,485

Reinvested capital gains		-		-		10,203		2,447		12,048		-		2,332		-

Net increase (decrease) in contract owners’ equity resulting from operations		26,426		3,190		38,964		3,676		40,759		27,732		16,752		10,502

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		(1)		(2)		-

Transfers between subaccounts, net		(18,674)		(32,259)		-		-		-		-		-		-

Redemptions (notes 2, 3, and 4)		(10,087)		(30,250)		(136)		(25)		(45,348)		(28,797)		-		-

Adjustments to maintain reserves		(1)		(1)		1		-		1		2		1		-

Net equity transactions		(28,762)		(62,510)		(135)		(25)		(45,347)		(28,796)		(1)		-

Net change in contract owners’ equity		(2,336)		(59,320)		38,829		3,651		(4,588)		(1,064)		16,751		10,502

Contract owners’ equity at beginning of period		320,789		380,109		136,095		132,444		300,413		301,477		90,713		80,211

Contract owners’ equity at end of period		$318,453		320,789		174,924		136,095		295,825		300,413		107,464		90,713

CHANGE IN UNITS:

Beginning units		18,722		22,498		7,771		7,772		14,964		16,441		3,753		3,753

Units purchased		-		-		-		-		-		-		-		-

Units redeemed		(1,607)		(3,776)		(7)		(1)		(2,146)		(1,477)		-		-

Ending units		17,115		18,722		7,764		7,771		12,818		14,964		3,753		3,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RLVLMS				RLVSB				RLVUSC				RLVUSE
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		3,198		8,154		10,109		253		573		2,329		2,797

Realized gain (loss) on investments		-		(8,436)		(6,862)		(5,637)		-		-		-		-

Change in unrealized gain (loss) on investments		-		12,535		12,148		(3,672)		1,481		(443)		12,792		28,110

Reinvested capital gains		-		-		-		-		1,290		2,720		30,682		23,087

Net increase (decrease) in contract owners’ equity resulting from operations		-		7,297		13,440		800		3,024		2,850		45,803		53,994

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		-		-		-		-		-

Transfers between subaccounts, net		-		(177,304)		(35,778)		(25,503)		-		-		-		-

Redemptions (notes 2, 3, and 4)		-		(105)		(55)		(73)		-		-		-		-

Adjustments to maintain reserves		-		-		-		1		-		(1)		(1)		-

Net equity transactions		-		(177,409)		(35,833)		(25,575)		-		(1)		(1)		-

Net change in contract owners’ equity		-		(170,112)		(22,393)		(24,775)		3,024		2,849		45,802		53,994

Contract owners’ equity at beginning of period		-		170,112		205,746		230,521		36,254		33,405		317,334		263,340

Contract owners’ equity at end of period		$-		-		183,353		205,746		39,278		36,254		363,136		317,334

CHANGE IN UNITS:

Beginning units		-		10,684		16,122		18,213		1,253		1,253		7,133		7,133

Units purchased		-		-		-		-		-		-		-		-

Units redeemed		-		(10,684)		(2,739)		(2,091)		-		-		-		-

Ending units		-		-		13,383		16,122		1,253		1,253		7,133		7,133

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRBCG2				TREI2				TRHS2				TRLT2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		332,656		363,386		-		-		816,430		688,225

Realized gain (loss) on investments		4,816,883		3,170,525		(81,631)		781,351		(517,786)		(1,195,507)		(63,920)		(199,212)

Change in unrealized gain (loss) on investments		3,022,090		23,708,433		570,254		(221,180)		3,411,169		(669,309)		317,769		308,783

Reinvested capital gains		10,930,403		5,046,880		2,246,125		1,461,298		923,678		2,421,436		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		18,769,376		31,925,838		3,067,404		2,384,855		3,817,061		556,620		1,070,279		797,796

Equity transactions:

Purchase payments received from contract owners (note 4)		3,920,592		2,894,270		499,559		529,630		361,568		636,025		690,859		451,247

Transfers between subaccounts, net		(10,711,752)		(3,681,760)		(607,570)		(839,319)		(2,541,912)		(1,184,792)		3,003,370		2,680,845

Redemptions (notes 2, 3, and 4)		(8,375,783)		(7,772,582)		(2,944,344)		(2,032,892)		(1,279,238)		(2,125,467)		(2,312,166)		(1,550,061)

Adjustments to maintain reserves		2		(7,853)		(2)		(438)		2		(2,044)		(1)		(971)

Net equity transactions		(15,166,941)		(8,567,925)		(3,052,357)		(2,343,019)		(3,459,580)		(2,676,278)		1,382,062		1,581,060

Net change in contract owners’ equity		3,602,435		23,357,913		15,047		41,836		357,481		(2,119,658)		2,452,341		2,378,856

Contract owners’ equity at beginning of period		119,076,601		95,718,688		22,161,752		22,119,916		25,043,661		27,163,319		18,757,149		16,378,293

Contract owners’ equity at end of period		$122,679,036		119,076,601		22,176,799		22,161,752		25,401,142		25,043,661		21,209,490		18,757,149

CHANGE IN UNITS:

Beginning units		1,611,717		1,726,851		620,096		687,575		344,476		384,068		1,349,160		1,232,211

Units purchased		435,966		535,507		149,775		97,064		44,546		105,023		603,796		401,755

Units redeemed		(643,361)		(650,641)		(224,040)		(164,543)		(89,053)		(144,615)		(484,179)		(284,806)

Ending units		1,404,322		1,611,717		545,831		620,096		299,969		344,476		1,468,777		1,349,160

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRMCG2				TAVV				VVGGS				VWBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		98,264		107,647		255,424		296,630		197,125		194,171

Realized gain (loss) on investments		(83,361)		76,181		(20,730)		120,546		8,305,236		1,172,126		121,119		839

Change in unrealized gain (loss) on investments		(261,145)		(184,098)		957,104		(626,053)		9,148,344		(448,297)		390,500		(160,991)

Reinvested capital gains		421,102		258,874		319,060		329,819		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		76,596		150,957		1,353,698		(68,041)		17,709,004		1,020,459		708,744		34,019

Equity transactions:

Purchase payments received from contract owners (note 4)		448,112		230,647		58,169		118,151		127,973		402,424		108,191		19,529

Transfers between subaccounts, net		(94,218)		1,853,006		(442,698)		(337,103)		4,127,702		(474,103)		6,081,105		326,771

Redemptions (notes 2, 3, and 4)		(388,836)		(82,169)		(249,877)		(365,526)		(2,152,213)		(1,605,571)		(497,615)		(230,865)

Adjustments to maintain reserves		(1)		(57)		2		(1,135)		2		(12,325)		-		(32)

Net equity transactions		(34,943)		2,001,427		(634,404)		(585,613)		2,103,464		(1,689,575)		5,691,681		115,403

Net change in contract owners’ equity		41,653		2,152,384		719,294		(653,654)		19,812,468		(669,116)		6,400,425		149,422

Contract owners’ equity at beginning of period		2,855,891		703,507		4,190,128		4,843,782		8,464,450		9,133,566		2,434,108		2,284,686

Contract owners’ equity at end of period		$2,897,544		2,855,891		4,909,422		4,190,128		28,276,918		8,464,450		8,834,533		2,434,108

CHANGE IN UNITS:

Beginning units		232,842		62,534		175,867		198,515		611,517		756,390		141,769		137,430

Units purchased		109,920		232,091		52,896		77,884		2,123,554		977,528		528,644		137,011

Units redeemed		(114,024)		(61,783)		(69,556)		(100,532)		(1,961,329)		(1,122,401)		(235,483)		(132,672)

Ending units		228,738		232,842		159,207		175,867		773,742		611,517		434,930		141,769

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWEM				VWHA				VVB				VVCA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$101,256		264,923		181,802		201,643		4,466,202		4,637,552		1,075,706		976,470

Realized gain (loss) on investments		784,945		387,948		168,089		(415,396)		2,038,389		(230,121)		(1,183,320)		(523,141)

Change in unrealized gain (loss) on investments		2,831,297		(202,423)		1,832,579		120,681		11,258,189		15,425,636		4,220,959		1,446,142

Reinvested capital gains		-		-		-		-		22,514,725		11,496,424		1,457,319		953,092

Net increase (decrease) in contract owners’ equity resulting from operations		3,717,498		450,448		2,182,470		(93,072)		40,277,505		31,329,491		5,570,664		2,852,563

Equity transactions:

Purchase payments received from contract owners (note 4)		159,907		65,619		103,327		29,024		8,057,487		9,512,001		3,806,175		3,086,271

Transfers between subaccounts, net		(426,469)		(4,476,527)		1,297,316		(1,293,193)		14,526,328		4,287,086		5,220,452		3,021,727

Redemptions (notes 2, 3, and 4)		(1,511,424)		(1,279,279)		(618,305)		(460,593)		(19,613,388)		(14,907,915)		(8,119,780)		(3,685,567)

Adjustments to maintain reserves		2		(1,283)		2		(285)		2		(17,713)		(2)		(4,570)

Net equity transactions		(1,777,984)		(5,691,470)		782,340		(1,725,047)		2,970,429		(1,126,541)		906,845		2,417,861

Net change in contract owners’ equity		1,939,514		(5,241,022)		2,964,810		(1,818,119)		43,247,934		30,202,950		6,477,509		5,270,424

Contract owners’ equity at beginning of period		13,162,444		18,403,466		5,445,894		7,264,013		248,321,349		218,118,399		44,650,326		39,379,902

Contract owners’ equity at end of period		$15,101,958		13,162,444		8,410,704		5,445,894		291,569,283		248,321,349		51,127,835		44,650,326

CHANGE IN UNITS:

Beginning units		496,321		700,675		228,964		295,648		10,039,351		9,952,806		3,486,774		3,293,801

Units purchased		288,547		171,468		174,080		127,385		2,078,353		1,793,146		1,243,154		743,413

Units redeemed		(337,319)		(375,822)		(140,652)		(194,069)		(1,878,926)		(1,706,601)		(1,175,157)		(550,440)

Ending units		447,549		496,321		262,392		228,964		10,238,778		10,039,351		3,554,771		3,486,774

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVCG				VVDV				VVEI				VVEIX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$652,062		699,123		881,550		862,020		6,545,021		7,045,849		4,423,007		5,079,029

Realized gain (loss) on investments		3,728,389		1,290,549		20,328		(68,298)		2,446,776		5,258,850		33,540,971		24,849,959

Change in unrealized gain (loss) on investments		15,033,909		6,581,115		4,197,799		4,095,047		15,472,961		8,018,755		46,960,682		63,336,354

Reinvested capital gains		4,056,793		1,781,584		5,822,610		3,876,324		22,456,547		16,424,673		12,185,441		19,261,632

Net increase (decrease) in contract owners’ equity resulting from operations		23,471,153		10,352,371		10,922,287		8,765,093		46,921,305		36,748,127		97,110,101		112,526,974

Equity transactions:

Purchase payments received from contract owners (note 4)		3,219,942		3,095,279		2,042,666		1,998,220		7,588,216		4,040,223		19,055,561		10,046,743

Transfers between subaccounts, net		(9,434,076)		8,294,319		3,194,022		3,932,366		11,943,203		11,295,527		28,885,098		13,429,419

Redemptions (notes 2, 3, and 4)		(8,564,240)		(7,464,537)		(6,145,590)		(4,119,516)		(16,838,208)		(14,439,865)		(45,106,633)		(31,091,905)

Adjustments to maintain reserves		-		(6,984)		(2)		(3,907)		(4)		(14,294)		7		(22,718)

Net equity transactions		(14,778,374)		3,918,077		(908,904)		1,807,163		2,693,207		881,591		2,834,033		(7,638,461)

Net change in contract owners’ equity		8,692,779		14,270,448		10,013,383		10,572,256		49,614,512		37,629,718		99,944,134		104,888,513

Contract owners’ equity at beginning of period		92,704,500		78,434,052		69,715,536		59,143,280		284,314,264		246,684,546		565,960,214		461,071,701

Contract owners’ equity at end of period		$101,397,279		92,704,500		79,728,919		69,715,536		333,928,776		284,314,264		665,904,348		565,960,214

CHANGE IN UNITS:

Beginning units		2,494,445		2,336,138		2,532,731		2,458,913		9,369,369		9,216,879		14,906,701		15,051,866

Units purchased		644,000		687,551		660,981		850,737		2,061,014		2,135,330		3,912,668		3,663,958

Units redeemed		(1,000,767)		(529,244)		(681,023)		(776,919)		(1,908,344)		(1,982,840)		(3,775,172)		(3,809,123)

Ending units		2,137,678		2,494,445		2,512,689		2,532,731		9,522,039		9,369,369		15,044,197		14,906,701

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVG				VVGBI				VVHGB				VVHYB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(259,610)		(92,374)		795,514		590,510		22,931,357		15,491,818		4,910,573		3,644,552

Realized gain (loss) on investments		(741,602)		(3,295,320)		(658,554)		(575,547)		(4,527,073)		(3,853,235)		393,124		(124,942)

Change in unrealized gain (loss) on investments		22,373,566		55,125,804		1,352,198		387,506		30,564,022		(5,454,218)		1,599,196		899,623

Reinvested capital gains		12,258,306		-		54,914		25,290		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		33,630,660		51,738,110		1,544,072		427,759		48,968,306		6,184,365		6,902,893		4,419,233

Equity transactions:

Purchase payments received from contract owners (note 4)		7,830,944		6,086,661		1,351,480		604,396		24,274,613		17,332,299		3,344,934		2,896,235

Transfers between subaccounts, net		10,462,517		16,162,295		4,145,236		4,808,744		147,757,072		136,278,999		6,299,047		8,043,244

Redemptions (notes 2, 3, and 4)		(15,168,351)		(11,711,223)		(1,773,462)		(1,655,059)		(53,156,764)		(47,650,646)		(6,628,625)		(3,633,091)

Adjustments to maintain reserves		1		(12,310)		(2)		(2,313)		(33)		(26,483)		(6)		(3,324)

Net equity transactions		3,125,111		10,525,423		3,723,252		3,755,768		118,874,888		105,934,169		3,015,350		7,303,064

Net change in contract owners’ equity		36,755,771		62,263,533		5,267,324		4,183,527		167,843,194		112,118,534		9,918,243		11,722,297

Contract owners’ equity at beginning of period		216,789,267		154,525,734		27,363,789		23,180,262		703,808,403		591,689,869		78,600,834		66,878,537

Contract owners’ equity at end of period		$253,545,038		216,789,267		32,631,113		27,363,789		871,651,597		703,808,403		88,519,077		78,600,834

CHANGE IN UNITS:

Beginning units		4,857,667		4,574,646		2,684,909		2,312,557		59,499,064		50,381,850		4,853,051		4,380,791

Units purchased		1,508,714		1,663,450		869,383		847,959		20,460,115		18,309,355		1,804,837		2,196,349

Units redeemed		(1,436,803)		(1,380,429)		(514,417)		(475,607)		(10,562,753)		(9,192,141)		(1,597,885)		(1,724,089)

Ending units		4,929,578		4,857,667		3,039,875		2,684,909		69,396,426		59,499,064		5,060,003		4,853,051

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVI				VVMA				VVMCI				VVREI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,061,310		1,631,465		1,137,581		826,714		2,122,470		2,073,972		2,667,451		2,988,097

Realized gain (loss) on investments		(3,727,229)		(2,876,442)		(572,317)		(304,415)		1,956,588		3,806,425		(605,323)		(1,332,801)

Change in unrealized gain (loss) on investments		26,917,781		10,095,520		5,374,999		2,644,509		9,405,792		18,966,182		(924,938)		109,738

Reinvested capital gains		11,301,008		5,725,822		2,241,928		798,035		11,455,013		2,254,439		1,925,007		2,790,154

Net increase (decrease) in contract owners’ equity resulting from operations		35,552,870		14,576,365		8,182,191		3,964,843		24,939,863		27,101,018		3,062,197		4,555,188

Equity transactions:

Purchase payments received from contract owners (note 4)		5,447,261		3,511,613		5,208,588		3,353,061		8,771,344		6,970,935		4,126,784		3,119,335

Transfers between subaccounts, net		16,111,970		(6,578,197)		5,807,744		6,980,369		25,458,631		6,714,075		3,482,637		7,177,067

Redemptions (notes 2, 3, and 4)		(13,384,767)		(12,523,682)		(4,482,993)		(2,574,058)		(17,025,860)		(13,671,596)		(6,360,111)		(8,038,980)

Adjustments to maintain reserves		(5)		(9,165)		(2)		(8,562)		5		(12,979)		2		(4,297)

Net equity transactions		8,174,459		(15,599,431)		6,533,337		7,750,810		17,204,120		435		1,249,312		2,253,125

Net change in contract owners’ equity		43,727,329		(1,023,066)		14,715,528		11,715,653		42,143,983		27,101,453		4,311,509		6,808,313

Contract owners’ equity at beginning of period		177,325,853		178,348,919		50,348,146		38,632,493		216,848,398		189,746,945		112,599,878		105,791,565

Contract owners’ equity at end of period		$221,053,182		177,325,853		65,063,674		50,348,146		258,992,381		216,848,398		116,911,387		112,599,878

CHANGE IN UNITS:

Beginning units		8,459,848		9,239,209		3,541,612		2,987,343		7,711,500		7,679,068		5,205,638		5,072,582

Units purchased		2,283,467		1,734,352		1,058,662		1,018,438		2,263,663		1,865,034		1,261,378		1,645,343

Units redeemed		(1,890,239)		(2,513,713)		(647,214)		(464,169)		(1,598,848)		(1,832,602)		(1,165,138)		(1,512,287)

Ending units		8,853,076		8,459,848		3,953,060		3,541,612		8,376,315		7,711,500		5,301,878		5,205,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVSCG				VVSTC				VVTISI				VVTSM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$53,638		56,684		13,778,762		10,401,056		5,005,772		4,076,182		5,382,529		5,218,198

Realized gain (loss) on investments		(225,897)		(694,477)		(1,856,475)		(2,040,837)		1,329,869		1,916,976		19,472,334		12,879,957

Change in unrealized gain (loss) on investments		50,600		3,320,915		11,591,925		6,107,459		49,248,912		(111,682)		42,038,831		58,756,882

Reinvested capital gains		2,157,278		-		-		-		3,518,400		789,531		34,483,688		37,907,188

Net increase (decrease) in contract owners’ equity resulting from operations		2,035,619		2,683,122		23,514,212		14,467,678		59,102,953		6,671,007		101,377,382		114,762,225

Equity transactions:

Purchase payments received from contract owners (note 4)		1,635,903		1,088,165		7,329,787		6,588,463		7,523,491		8,006,921		22,168,347		29,147,894

Transfers between subaccounts, net		9,779,010		6,307,418		57,874,482		11,917,786		42,807,356		32,540,546		39,101,594		29,179,232

Redemptions (notes 2, 3, and 4)		(2,304,176)		(1,712,447)		(25,380,649)		(24,275,854)		(13,901,891)		(11,227,633)		(37,725,384)		(39,110,597)

Adjustments to maintain reserves		3		(971)		8		(16,572)		(9)		(10,523)		1		(41,420)

Net equity transactions		9,110,740		5,682,165		39,823,628		(5,786,177)		36,428,947		29,309,311		23,544,558		19,175,109

Net change in contract owners’ equity		11,146,359		8,365,287		63,337,840		8,681,501		95,531,900		35,980,318		124,921,940		133,937,334

Contract owners’ equity at beginning of period		31,467,686		23,102,399		340,636,518		331,955,017		174,864,092		138,883,774		618,402,145		484,464,811

Contract owners’ equity at end of period		$42,614,045		31,467,686		403,974,358		340,636,518		270,395,992		174,864,092		743,324,085		618,402,145

CHANGE IN UNITS:

Beginning units		1,219,107		957,289		27,213,750		27,594,197		13,453,648		11,185,496		17,176,491		16,482,326

Units purchased		779,799		549,614		10,001,683		7,113,343		4,712,152		4,702,129		4,119,719		4,086,580

Units redeemed		(385,824)		(287,796)		(6,838,649)		(7,493,790)		(2,355,106)		(2,433,977)		(3,511,024)		(3,392,415)

Ending units		1,613,082		1,219,107		30,376,784		27,213,750		15,810,694		13,453,648		17,785,186		17,176,491

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIHYB2				PIVB2				PIVEI2				PIVF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$47,773		64,302		1,321,771		1,267,543		75,544		95,942		28,590		58,894

Realized gain (loss) on investments		14,023		97,568		(996,884)		(1,158,727)		(253,242)		(553,282)		1,157,518		1,225,952

Change in unrealized gain (loss) on investments		(441)		(91,218)		2,275,943		744,775		148,023		61,934		(307,017)		407,055

Reinvested capital gains		-		-		-		-		468,119		932,022		1,630,521		525,940

Net increase (decrease) in contract owners’ equity resulting from operations		61,355		70,652		2,600,830		853,591		438,444		536,616		2,509,612		2,217,841

Equity transactions:

Purchase payments received from contract owners (note 4)		(7)		23,039		224,088		228,179		23,329		81,981		182,114		627,777

Transfers between subaccounts, net		(610,475)		(1,849,001)		712,312		9,537,741		(61,960)		(638,346)		(4,028,087)		6,854,042

Redemptions (notes 2, 3, and 4)		(53,996)		(52,702)		(1,660,327)		(1,862,231)		(224,957)		(108,706)		(701,853)		(563,349)

Adjustments to maintain reserves		1		(36)		2		(660)		-		(44)		1		(931)

Net equity transactions		(664,477)		(1,878,700)		(723,925)		7,903,029		(263,588)		(665,115)		(4,547,825)		6,917,539

Net change in contract owners’ equity		(603,122)		(1,808,048)		1,876,905		8,756,620		174,856		(128,499)		(2,038,213)		9,135,380

Contract owners’ equity at beginning of period		1,242,374		3,050,422		32,631,126		23,874,506		3,946,464		4,074,963		16,882,797		7,747,417

Contract owners’ equity at end of period		$639,252		1,242,374		34,508,031		32,631,126		4,121,320		3,946,464		14,844,584		16,882,797

CHANGE IN UNITS:

Beginning units		46,897		123,137		1,777,867		1,336,414		89,424		102,102		264,736		154,507

Units purchased		14,946		63,672		622,470		817,687		49,890		114,431		61,668		199,365

Units redeemed		(38,991)		(139,912)		(657,621)		(376,234)		(55,701)		(127,109)		(135,060)		(89,136)

Ending units		22,852		46,897		1,742,716		1,777,867		83,613		89,424		191,344		264,736

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIVMV2				PIVSI2				VRVDIA				VRVDRA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$104,048		111,446		489,458		474,381		2,150		3,070		209,339		159,876

Realized gain (loss) on investments		(45,990)		(186,554)		(263,275)		(845,425)		(48,022)		1,335		153,448		(417,798)

Change in unrealized gain (loss) on investments		86,238		234,147		896,909		743,993		138,885		(101,898)		(389,093)		779,781

Reinvested capital gains		463,035		389,237		-		-		39,196		2,640		33,805		104,584

Net increase (decrease) in contract owners’ equity resulting from operations		607,331		548,276		1,123,092		372,949		132,209		(94,853)		7,499		626,443

Equity transactions:

Purchase payments received from contract owners (note 4)		181,722		172,396		115,353		249,612		3		80,295		90,152		105,446

Transfers between subaccounts, net		(233,717)		255,080		(493,596)		454,829		(295,220)		91,158		(1,923,764)		4,482,644

Redemptions (notes 2, 3, and 4)		(343,361)		(350,126)		(1,385,929)		(854,414)		(36,296)		(211,056)		(469,155)		(508,794)

Adjustments to maintain reserves		-		(587)		5		(553)		-		(1)		1		(171)

Net equity transactions		(395,356)		76,763		(1,764,167)		(150,526)		(331,513)		(39,604)		(2,302,766)		4,079,125

Net change in contract owners’ equity		211,975		625,039		(641,075)		222,423		(199,304)		(134,457)		(2,295,267)		4,705,568

Contract owners’ equity at beginning of period		5,865,357		5,240,318		11,587,252		11,364,829		1,401,620		1,536,077		10,195,253		5,489,685

Contract owners’ equity at end of period		$6,077,332		5,865,357		10,946,177		11,587,252		1,202,316		1,401,620		7,899,986		10,195,253

CHANGE IN UNITS:

Beginning units		163,181		156,297		575,628		591,565		93,331		96,563		344,023		204,794

Units purchased		27,583		101,110		234,472		286,336		9,229		30,463		82,664		242,806

Units redeemed		(44,674)		(94,226)		(316,837)		(302,273)		(29,284)		(33,695)		(161,856)		(103,577)

Ending units		146,090		163,181		493,263		575,628		73,276		93,331		264,831		344,023

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VRVNMA
	2025		2024

Investment activity*:

Net investment income (loss)		$545,592		536,730

Realized gain (loss) on investments		(187,493)		(304,114)

Change in unrealized gain (loss) on investments		389,159		299,339

Reinvested capital gains		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		747,258		531,955

Equity transactions:

Purchase payments received from contract owners (note 4)		235,716		385,982

Transfers between subaccounts, net		138,325		(49,796)

Redemptions (notes 2, 3, and 4)		(519,503)		(745,717)

Adjustments to maintain reserves		1		(236)

Net equity transactions		(145,461)		(409,767)

Net change in contract owners’ equity		601,797		122,188

Contract owners’ equity at beginning of period		9,963,808		9,841,620

Contract owners’ equity at end of period		$10,565,605		9,963,808

CHANGE IN UNITS:

Beginning units		600,080		627,159

Units purchased		147,913		154,744

Units redeemed		(158,664)		(181,823)

Ending units		589,329		600,080

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.The Separate Account offers an investment-only variable annuity product.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)*

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)*

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)*

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares (GVBMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares (GVBMSS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)*

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)*

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II

(LACDV2)*

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class (WRGP)*

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)

Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class (WRVP)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)

ProFunds - ProFund VP Government Money Market (PROGMM)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Large-Cap Growth (PROLCG)

ProFunds - ProFund VP Large-Cap Value (PROLCV)

ProFunds - ProFund VP Mid-Cap (PROMC)

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)

ProFunds - ProFund VP Mid-Cap Value (PROMCV)

ProFunds - ProFund VP Nasdaq-100 (PRON)

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Small-Cap (PROSC)

ProFunds - ProFund VP Small-Cap Growth (PROSCG)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Small-Cap Value (PROSCV)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ProFunds - ProFund VP Short International (PROSIN)

ProFunds - ProFund VP Short Mid-Cap (PROSMC)

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)

ProFunds - ProFund VP Short Small-Cap (PROSSC)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)

ProFunds - ProFund VP UltraMid-Cap (PROUMC)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

RUSSELL INVESTMENTS

Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)

Russell Investment Funds - International Developed Markets Fund (RLVIDM)

Russell Investment Funds - Balanced Strategy Fund (RLVLBS)

Russell Investment Funds - Equity Aggressive Strategy Fund (RLVLEG)

Russell Investment Funds - Moderate Strategy Fund (RLVLMS)*

Russell Investment Funds - Strategic Bond Fund (RLVSB)

Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)

Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (PIVB2)

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class (WRIP)	4/26/2024

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/6/2024

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/ Nov: Service Shares (GVBMNS)	5/14/2024

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)	7/1/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/ Sep: Service Shares (GVBMSS)	7/9/2024

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	9/20/2024

New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	5/1/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	5/6/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)	5/7/2025

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	5/7/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	5/12/2025

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)	5/16/2025

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)	5/28/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	7/18/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)		4/1/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)		4/11/2025

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)		4/30/2025

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)		4/30/2025

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)		4/30/2025

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)		4/30/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DFVEA	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	5/1/2025

DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	5/1/2025

DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc. - VA International Small Portfolio	5/1/2025

DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025

DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	5/1/2025

DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	5/1/2025

DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	5/1/2025

FVFI2	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2	Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2	5/1/2025

OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025

GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRBDP	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	10/31/2025

WRBP	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	10/31/2025

WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

WRGNR	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	10/31/2025

WRGP	Ivy Variable Insurance Portfolios - Nomura VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	10/31/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRIP	Ivy Variable Insurance Portfolios - Nomura VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	10/31/2025

WRLTBP	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

WRSTP	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	10/31/2025

WRVP	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	10/31/2025

RLVLEG	Russell Investment Funds - Equity Aggressive Strategy Fund	Russell Investment Funds - Equity Growth Strategy Fund	5/1/2025

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025

PIVB2	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	3/31/2025

PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025

PIVSI2	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Company assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%. Certain contracts do not assess variable account charges and instead deduct monthly subscription fees.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the subaccounts
Subscription Fee (assessed through a redemption of units)	$20 monthly
Contract Maintenance Charge - assessed through a redemption of units	$30 annually
ROP Enhanced Death Benefit Rider - assessed through a reduction in unit values	0.15%
Low Cost Fund Platform Fee - assessed through a reduction in unit values	0.05% - 0.35%, depending on the subaccount

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor and Monument Advisor Select contract. These fees were $5,873,518 and $5,989,320 for the years ended December 31, 2025 and 2024, respectively. The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Monument Advisor and Monument Advisor Select offer the ROP Enhanced Death Benefit Rider for an annualized percentage of 0.15% of the daily contract value.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor and Monument Advisor Select, which is between 0.05% and 0.35% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $17,308,599 and $14,873,870 for the years ended December 31, 2025 and 2024, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $3,520 and $3,187 for the years ended December 31, 2025 and 2024, respectively.

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABSCGB	$19,510	$126,239
ABTGB	1,938,167	695,134
ALVDAB	3,086	165
ALVGIA	5,655,544	4,624,670
ALVIVB	727,958	917,978
ALVSVB	1,742,964	2,155,003
APTGBS	49,358,279	35,698,563
AASCO	1,364	319
ALCAI2	31,749,205	20,813,931
ALCGI2	15,184,611	10,553,663
ALMGI2	7,068,600	7,365,804
SVDF	61,972	1,074,890
SVOF	191,572	36,843
AAEIP3	3,603,336	5,512,985
AAGEA2	2,547,254	1,116,331
ABEAA2	4,376,638	3,667,506
ACEAA2	4,025,555	1,902,199
AGEAA2	1,628,260	476,060

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

ARLPE3	58,085	70,066
AUGEA2	3,018,835	699,428
AMVAA4	37,322,714	26,900,764
AMVBC4	28,612,754	9,012,129
AMVBD4	24,777,307	13,195,728
AMVCB4	8,462,227	2,514,004
AMVGB4	4,408,037	1,597,965
AMVGG4	9,485,911	3,886,160
AMVGI4	29,910,260	13,846,435
AMVGR4	48,433,945	25,844,727
AMVGS4	2,794,258	1,173,807
AMVGW4	7,182,450	3,371,764
AMVHI4	45,867,934	30,193,962
AMVI4	868,427	3,724,260
AMVIG4	10,369,378	7,193,956
AMVM4	12,254,112	3,460,918
AMVNW4	19,981,332	13,330,133
AMVUA4	28,903,334	24,329,564
AVPAP2	1,746,642	8,363,783
AVRBP2	1,006,751	377,590
AVRGP2	2,541	-
AVRIP2	480	30,541
BRVCA3	1,579	-
BRVED3	9,606,298	4,557,828
BRVHY3	51,304,654	42,326,440
BRVTR3	14,865,172	5,338,145
BVLCC3	4,930,462	3,208,969
BVLCV3	5,066,089	5,667,619
BVLFG3	8,971,723	11,198,256
MLVGA3	6,470,999	2,316,952
DSIF	15,417,819	11,782,401
DSRG	3,220,158	13,226,824
DVSCS	25,036,317	22,414,680
CVN1IF	11,833,252	16,108,135
CVSBF	1,303,264	1,327,297
CLVGT2	11,871,406	12,443,585
CLVLV1	5,585,730	3,501,432
CLVSI2	2,809,046	1,352,803
CLVSV1	2,666,455	6,447,189
CSCRS	2,589,071	2,115,672
DFVEA	24,374,263	12,090,160
DFVGB	22,387,718	12,592,284
DFVGMI	15,219,166	18,333,678
DFVIS	19,047,086	12,963,073
DFVIV	40,871,880	31,242,548
DFVSTF	44,347,985	37,887,769
DFVULV	51,411,926	28,199,432
DFVUTV	41,121,379	26,785,318
ETVFR	13,109,576	17,609,220
FHIB	8,719,612	3,693,929
FVK2S	537,284	600,517

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FVU2	1,530,771	6,222,583
FB2	19,811,825	10,164,955
FC2	39,867,791	19,918,200
FDCA2	23,058	1,244
FDSCS2	20,752,727	9,705,708
FEI2	11,042,191	4,273,212
FEMS2	15,812,317	6,654,590
FG2	38,975,758	38,012,378
FGI2	11,378,432	3,901,471
FGO2	33,255,144	15,487,136
FHI2	57,252,195	49,481,962
FIGBP2	46,746,573	18,886,898
FMC2	6,997,847	9,200,333
FNRS2	10,925,644	11,822,714
FO2	8,317,040	7,115,378
FRESS2	796,336	1,554,084
FV2	5,775,517	10,825,029
FVF202	548	-
FVF602	25,282	7,206
FVF702	65	-
FVFI2	465,432	691,647
FVFRHI	19,185,399	18,276,738
FVICA2	13,492,172	12,015,952
FVSIS2	14,902,511	6,262,096
FVSS2	2,540,774	2,167,487
FVTV2	7,094	2
FEOVF	19,039,140	8,881,661
FTVGI2	465,442	866,570
FTVGR2	2,002,081	1,605,572
FTVIS2	3,098,632	3,547,794
FTVMS2	372,758	298,899
FTVRD2	4,608,553	3,224,548
FTVSI2	3,736,903	2,273,332
FTVUG2	8,823,199	8,488,902
GVBJJS	1,058,652	1,339,767
GVBMNS	800,703	146,029
GVBMSS	1,816,120	192,835
GVFRB	9,496,456	12,141,441
GVR2XS	9,652,554	10,480,766
GVRUGM	1,989	242
GVTRBE	29,544,949	11,595,679
RAF	21,890,145	21,736,877
RBF	51,579,563	51,386,566
RBKF	2,578,972	2,439,591
RBMF	3,002,814	2,525,924
RCPF	414,672	381,290
RELF	12,260,114	8,687,918
RENF	43,382,355	43,160,371
RESF	75,253,787	75,466,243
RFSF	6,015,864	7,133,359
RHCF	6,968,931	6,769,514

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RHYS	26,296,859	29,207,982
RINF	2,542,751	2,744,015
RJNF	20,352,050	22,892,514
RLCE	21,051,199	19,903,578
RLCJ	609,802	1,048,781
RLF	12,998,094	12,305,895
RMED	44,604	98,221
RMEK	829,329	634,486
RNF	86,627,771	88,404,599
ROF	246,120,605	252,177,603
RPMF	30,428,998	31,521,067
RREF	3,102,586	3,026,274
RRF	6,111,001	5,432,970
RTEC	40,055,795	38,136,825
RTEL	18,377,855	20,653,633
RTF	49,564,911	53,245,100
RTRF	44,871,292	45,370,254
RUF	36,926,295	37,249,686
RUGB	368,575,863	366,959,163
RUTL	24,002,710	25,508,126
RVARS	779,568	1,633,446
RVCMD	57,913,120	63,318,416
RVF	715,090,479	732,623,173
RVIDD	38,343,049	37,945,991
RVIMC	201,029	180,735
RVISC	4,053,768	4,252,567
RVLCG	36,497,389	37,124,625
RVLCV	37,253,393	37,698,195
RVLDD	85,250,924	88,155,323
RVMCG	10,036,376	11,936,149
RVMCV	11,707,198	10,944,540
RVMFU	2,032,456	2,124,896
RVSCG	14,921,364	11,689,685
RVSCV	16,061,866	13,898,397
RVSDL	28,972,440	31,256,014
RVWDL	8,575,883	8,673,889
SBLP	2,478,941	1,660,937
ACC1	6,587,340	2,773,537
ACGI	1,410,562	965,270
AVGI	67,995	327,742
AVHY1	18,064,083	19,471,354
AVIE	1,379,342	1,608,545
IS5D2	4,488,225	732,993
IS5J2	3,537,570	334,004
IS5M2	5,532,312	2,740,268
IS5S2	4,199,971	201,736
IVAVS2	3,093,569	43,188
IVBRA2	851,593	5,470,579
IVCPB2	67,964	103,167
IVCPBI	9,216,811	12,590,642
IVDDI	2,687,758	15,179,297

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

IVGMMI	1,459,668,325	1,869,398,185
IVGS1	5,252,545	3,874,078
IVHS	2,431,546	2,830,375
IVKEI1	5,753,383	4,608,587
IVMCC2	1,249,327	1,124,467
IVRE	1,374,820	1,380,198
IVT	10,245,845	12,344,357
OVGIS	281,000	1,041,518
OVGSS	2,223,030	1,319,655
OVIGS	705,114	886,570
OVSBS	4,729,180	2,520,031
JABIN	8,524,259	5,179,026
JAEI	18,796,451	11,029,612
JAFBS	6,808,434	5,531,549
JAFRIN	11,559,725	5,546,894
JAGRIN	6,613,812	6,046,452
JAGSEI	1,962,487	513,204
JAGTS	13,218	3,104
JAIG	5,960,521	7,920,410
JARIN	5,946,477	5,196,023
JMCVIN	8,080,223	7,605,083
JHEVTN	4,529,504	3,714,234
LZREMS	3,577,732	3,799,584
LZRGDM	79,218	94,676
LZRIES	7,292,661	21,056,210
LZRUSM	1,254,172	764,138
LPVCAI	399,474	495,794
LPVCII	4,903,418	4,978,903
LVCLGI	2,626,599	6,314,499
SBVHY	784,603	683,894
SBVSG2	4,902,663	6,424,672
LACB2	1,310,579	1,458,817
LACDV2	1,060,581	11,212,990
LACI2	136,020	875,770
LACIPS	3,691,366	4,186,630
LACLV2	1,503,318	4,277,827
LACMV2	407,400	848,017
LACU2	2,333,661	7,324,781
LACV2	433,868	1,654,891
LOVBD	5,952,019	3,861,736
LOVCDG	2,385,974	3,768,062
LOVGI	1,040,416	693,941
MEGSS	7,787,410	5,305,128
MNDSC	1,771,868	442,183
MVFSC	4,518,280	3,406,484
MVIGSC	8,264,562	2,834,736
MGRFV	2,495,977	2,277,180
DTRTFY	12,127,172	15,240,544
GEM	2,416,140	54,281
GEM2	1,598,962	2,672,384
GIG	23,116,530	5,411,018

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVEXD	258,408,214	163,224,826
GVIXY	57,527,070	20,280,342
MCIFD	29,292,856	12,625,648
MSBF	8,583,322	5,080,557
NCPGI	154,248	442
NDES2	3,065,992	692,132
NFDIW2	3,108,059	1,892,951
NJMIM2	767,894	10,899
NNASD2	16,649,286	3,694,527
NVAMVX	26,945,599	4,087,504
NVBXD	49,744,407	10,549,449
NVCBDY	6,042,097	1,174,287
NVDCAP	94,971	11,096
NVFIY	4,339,310	1,425,675
NVGEY	2,242,645	4,414,262
NVIDMP	222,218	85,831
NVIE6	150,835	60,228
NVMIVX	4,687,150	2,394,627
NVMLG1	5,775,506	2,494,537
NVMMG2	1,057	46,427
NVMMV1	592,913	451,447
NVNSR1	2,363,673	1,008,695
NVOLG1	10,586,466	585,095
NVSIXD	33,259,231	16,913,014
NVSTB1	2,092,038	285,966
SAMY	1,184,362,318	692,029,571
SCVF	365,455	94,505
TRF	2,526,916	3,372,762
AMCG	6,254,104	3,824,671
AMRI	408,380	414,651
AMSRS	134,179	291,164
AMTB	5,506,027	4,691,031
NALCV	8,442	1,188
NALG	370,468	576,223
NAMG	120,278	282,845
NASCV	282,914	355,307
NASG	59	33
NAWEI	15,183	1,824
DWVSVS	2,408,115	2,805,230
WRASP	785,257	1,113,798
WRBDP	4,036,868	2,566,695
WRBP	537,940	220,065
WRENG	723,291	833,569
WRGNR	3,598,409	1,003,019
WRHIP	2,514,280	3,290,687
WRIP	9,357	23
WRLTBP	363,805	648,935
WRMCG	3,792,203	5,864,227
WRSTP	12,184,848	3,555,487
WRVP	333,308	299,384
NOTAG1	384	-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NOTAG2	1,029,361	222,321
NOTB1	5	-
NOTB2	135,318	119,004
NOTBE2	3,222,184	693,958
NOTC2	2,073,703	647,960
NOTG1	102,523	1,825,557
NOTG2	224,566	37,492
NOTGR1	47,006	354
NOTGR2	4,884,030	546,799
NOTMD2	2,599,248	40,179
NOTMG1	8,361	20,420
NOTMG2	1,159,355	72,033
NOTMR1	7,850	1,940
NOVPDI	5,763	19,342
NOVPM	1,737,142	768,422
MNCPS	2,691,477	6,330,511
PMUBAM	7,567,633	4,221,936
PMVAAA	2,819,633	5,497,009
PMVAAI	33,592	240
PMVEBA	15,610,191	10,964,903
PMVFBA	2,812,243	3,111,416
PMVFHA	13,833,487	11,284,907
PMVGBA	6,097,905	4,554,129
PMVHYA	49,270,190	57,715,246
PMVID	68,436,168	14,806,805
PMVLDA	6,575,670	10,788,310
PMVLGA	13,158,829	13,374,160
PMVRRA	9,654,317	6,548,878
PMVRSA	6,752,660	4,901,131
PMVTRA	36,016,836	15,789,341
PVGCBA	3,222,717	1,591,563
PVGDAA	92	1
PVGMAA	898,123	1,402,828
PVSTA	32,867,887	26,217,713
PROA30	28,955,286	27,818,362
PROAHY	8,516,807	9,354,871
PROBIO	58,738,055	58,105,222
PROBL	263,497,767	270,908,330
PROBM	74,408,991	73,457,684
PROBNK	38,313,372	39,069,740
PROBR	70,878,016	71,099,108
PROCG	32,525,184	31,825,281
PROCS	52,286,795	55,130,231
PROE30	27,105,332	24,165,333
PROEM	275,294,559	267,339,863
PROFIN	172,532,115	168,566,942
PROFUD	1,352,584	1,419,762
PROGMM	95,547	348,908
PROGVP	2,425,051	2,346,718
PROHC	174,044,946	172,582,152
PROIND	53,452,291	54,738,103

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PROINT	15,949,070	15,432,688
PROJP	19,738,931	18,546,994
PROLCG	30,048,211	31,036,015
PROLCV	17,947,277	18,323,145
PROMC	2,895,240	3,497,445
PROMCG	1,685,633	1,661,034
PROMCV	9,366,134	9,000,664
PRON	439,498,092	464,549,132
PRONET	4,997,606	4,979,223
PROOG	475,758,592	478,120,095
PROPHR	4,185,612	4,656,143
PROPM	153,941,198	149,667,938
PRORE	92,152,047	90,329,502
PRORRO	1,456,259	2,651,950
PROSC	4,800,535	6,441,450
PROSCG	2,024,259	1,714,430
PROSCN	49,404,558	42,021,978
PROSCV	6,937,824	7,188,470
PROSEM	385,226	369,794
PROSIN	417,747	417,830
PROSMC	394,340	374,406
PROSN	5,755,321	5,798,332
PROSSC	16,252,259	17,670,395
PROTEC	116,215,198	113,833,296
PROTEL	53,022,471	52,880,800
PROUB	36,621,775	50,614,164
PROUMC	977,991	1,695,562
PROUN	178,468,434	173,617,420
PROUSC	8,616,745	9,580,901
PROUSN	155,648,585	154,785,136
PROUTL	288,499,551	290,470,252
PVAGIB	1,489,746	2,027,394
PVDIB	1,149,023	1,175,288
PVEIB	23,848,719	21,994,689
PVHYB	18,506,787	17,955,944
PVIB	684,448	1,413,316
PVIGIB	10,450,459	7,756,014
PVNOB	1,850,330	2,017,943
ROCMC	1,499,087	1,520,221
ROCSC	3,892,205	1,762,065
RLVGRE	13,519	28,762
RLVIDM	13,330	136
RLVLBS	23,096	45,348
RLVLEG	5,725	2
RLVSB	8,154	35,833
RLVUSC	1,543	-
RLVUSE	33,011	-
TRBCG2	31,437,068	35,673,607
TREI2	5,865,080	6,338,654
TRHS2	2,846,079	5,381,982
TRLT2	7,214,046	5,015,554

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

TRMCG2	1,443,678	1,057,518
TAVV	1,660,900	1,877,982
VVGGS	38,164,172	35,805,287
VWBF	9,345,001	3,456,195
VWEM	6,785,229	8,461,959
VWHA	4,125,949	3,161,810
VVB	65,041,043	35,089,690
VVCA	13,385,310	9,945,437
VVCG	21,960,387	32,029,906
VVDV	20,612,862	14,817,604
VVEI	62,674,216	30,979,439
VVEIX	100,379,887	80,937,412
VVG	51,414,357	36,290,550
VVGBI	8,459,782	3,886,101
VVHGB	175,873,775	34,067,498
VVHYB	24,269,979	16,344,051
VVI	45,456,226	24,919,443
VVMA	17,144,133	7,231,284
VVMCI	51,197,331	20,415,733
VVREI	21,284,933	15,443,165
VVSCG	17,259,413	5,937,761
VVSTC	90,961,492	37,359,111
VVTISI	57,494,577	12,541,451
VVTSM	125,717,863	62,307,090
PIHYB2	389,148	1,005,852
PIVB2	11,104,618	10,506,774
PIVEI2	2,758,723	2,478,648
PIVF2	4,879,774	7,768,489
PIVMV2	1,473,894	1,302,166
PIVSI2	4,462,602	5,737,315
VRVDIA	177,465	467,632
VRVDRA	2,261,165	4,320,789
VRVNMA	2,550,947	2,150,817

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABSCGB
2025	0.00%			17,155	$56.57			$970,444	0.00%	4.45%
2024	0.00%			19,111	54.16			1,035,035	0.00%	18.44%
2023	0.00%			18,962	45.73			867,047	0.00%	17.73%
2022	0.00%			19,480	38.84			756,631	0.00%	-39.26%
2021	0.00%			18,941	63.95			1,211,288	0.00%	9.20%

ABTGB
2025	0.00%	to	0.15%	146,473	21.77	to	30.54	4,345,409	0.00%	5.87%	to	6.03%
2024	0.00%	to	0.15%	121,770	20.56	to	28.80	3,388,188	0.00%	5.80%	to	5.96%
2023	0.00%	to	0.15%	121,854	19.43	to	27.18	3,207,575	0.03%	15.53%	to	15.70%
2022	0.00%	to	0.15%	169,728	16.82	to	23.49	3,783,987	0.00%	-27.28%	to	-27.17%
2021	0.00%	to	0.15%	218,533	23.13	to	32.26	6,744,073	0.00%	22.39%	to	22.57%

ALVDAB
2025	0.00%			10,229	20.10			205,642	1.61%	13.21%
2024	0.00%			10,238	17.76			181,798	1.06%	10.43%
2023	0.00%			10,819	16.08			173,968	0.51%	13.48%
2022	0.00%	to	0.15%	17,386	10.67	to	14.17	235,069	2.44%	-18.80%	to	-18.68%
2021	0.00%	to	0.15%	20,718	13.14	to	17.42	347,062	1.56%	9.11%	to	9.28%

ALVGIA
2025	0.00%	to	0.15%	520,678	23.37	to	48.83	23,776,702	1.13%	10.31%	to	10.47%
2024	0.00%	to	0.15%	553,780	21.19	to	44.20	22,744,198	1.47%	12.85%	to	13.02%
2023	0.00%	to	0.15%	567,402	18.77	to	39.11	20,532,625	1.51%	11.86%	to	12.03%
2022	0.00%	to	0.15%	596,921	16.78	to	34.91	18,893,330	1.40%	-4.33%	to	-4.19%
2021	0.00%	to	0.15%	548,740	17.54	to	36.44	18,456,812	0.82%	27.96%	to	28.16%

ALVIVB
2025	0.00%			105,823	13.61			1,440,539	2.29%	41.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%			117,415	9.64			1,131,376	2.25%	4.81%
2023	0.00%			132,196	9.19			1,215,341	0.68%	14.83%
2022	0.00%			148,912	8.01			1,192,210	3.39%	-13.79%
2021	0.00%			257,225	9.29			2,388,916	1.71%	10.85%

ALVSVB
2025	0.00%	to	0.15%	182,879	17.22	to	42.00	7,373,705	0.58%	2.48%	to	2.64%
2024	0.00%	to	0.15%	218,110	16.81	to	40.92	8,471,296	0.60%	9.55%	to	9.72%
2023	0.00%	to	0.15%	309,808	15.34	to	37.29	11,131,455	0.76%	16.69%	to	16.86%
2022	0.00%	to	0.15%	426,959	13.15	to	31.91	13,230,166	0.84%	-15.94%	to	-15.82%
2021	0.00%	to	0.15%	501,743	15.64	to	37.91	18,274,685	0.60%	35.40%	to	35.60%

APTGBS
2025	0.00%	to	0.15%	2,173,964	24.79	to	26.64	54,120,948	12.17%	59.35%	to	59.59%
2024	0.00%	to	0.15%	1,735,825	15.53	to	16.72	27,035,545	7.47%	24.15%	to	24.34%
2023	0.00%	to	0.15%	1,760,081	12.49	to	13.46	22,059,377	0.18%	10.34%	to	10.51%
2022	0.00%	to	0.15%	1,537,252	11.30	to	12.20	17,461,209	0.00%	-5.20%	to	-5.06%
2021	0.00%	to	0.15%	1,689,856	11.91	to	12.87	20,213,663	14.32%	-6.01%	to	-5.87%

AASCO
2025	0.00%	to	1.30%	328	48.32	to	57.64	17,535	0.00%	4.54%	to	5.91%
2024	0.00%	to	1.30%	307	46.22	to	54.42	15,537	0.39%	6.73%	to	8.13%
2023	0.00%	to	1.30%	309	43.31	to	50.33	14,469	0.00%	14.99%	to	16.49%
2022	0.00%	to	1.30%	304	37.66	to	43.20	12,249	0.00%	-38.81%	to	-38.01%
2021	0.00%	to	1.30%	292	61.55	to	69.70	18,886	0.00%	-7.27%	to	-6.06%

ALCAI2
2025	0.00%	to	1.30%	304,040	45.43	to	249.76	52,830,473	0.00%	31.16%	to	32.87%
2024	0.00%	to	1.30%	312,056	34.24	to	190.43	38,600,876	0.00%	46.21%	to	48.13%
2023	0.00%	to	1.30%	224,461	23.15	to	130.24	20,324,168	0.00%	41.29%	to	43.13%
2022	0.00%	to	1.30%	221,536	16.20	to	92.18	14,079,962	0.00%	-37.34%	to	-36.52%
2021	0.00%	to	1.30%	298,618	25.56	to	147.12	29,126,142	0.00%	17.59%	to	19.13%

ALCGI2
2025	0.00%	to	1.30%	180,134	40.87	to	118.51	16,647,492	0.00%	28.59%	to	30.27%
2024	0.00%	to	1.30%	153,406	31.42	to	92.16	11,155,190	0.00%	41.03%	to	42.89%
2023	0.00%	to	1.30%	165,872	22.03	to	65.35	8,761,699	0.00%	30.96%	to	32.67%
2022	0.00%	to	1.30%	181,314	16.63	to	49.90	7,302,295	0.00%	-39.45%	to	-38.65%
2021	0.00%	to	1.30%	258,492	27.14	to	82.41	16,872,898	0.00%	10.40%	to	11.84%

ALMGI2
2025	0.00%	to	1.30%	133,999	26.23	to	95.66	6,893,664	0.00%	15.26%	to	16.76%
2024	0.00%	to	1.30%	134,326	22.50	to	83.00	6,496,706	0.00%	19.50%	to	21.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	1.30%	127,296	18.61	to	69.46	5,089,856	0.00%	21.59%	to	23.17%
2022	0.00%	to	1.30%	124,086	15.13	to	57.12	4,052,280	0.00%	-36.90%	to	-36.07%
2021	0.00%	to	1.30%	168,742	23.71	to	90.53	8,856,520	0.00%	2.86%	to	4.20%

SVDF
2025	0.00%	to	1.30%	43,644	20.81	to	79.53	3,140,042	0.00%	4.03%	to	5.39%
2024	0.00%	to	1.30%	56,995	19.78	to	75.46	3,978,997	0.00%	16.60%	to	18.13%
2023	0.00%	to	1.30%	64,843	16.77	to	63.88	3,753,300	0.00%	18.59%	to	20.14%
2022	0.00%	to	1.30%	73,810	13.98	to	53.17	3,566,351	0.00%	-38.65%	to	-37.85%
2021	0.00%	to	1.30%	136,756	22.52	to	85.55	10,937,741	0.00%	-6.27%	to	-5.04%

SVOF
2025	0.00%	to	0.15%	12,704	25.09	to	70.16	827,935	0.05%	6.55%	to	6.71%
2024	0.00%	to	0.15%	11,660	23.54	to	65.74	701,780	0.05%	14.87%	to	15.05%
2023	0.00%	to	0.15%	12,739	20.50	to	57.14	671,321	0.00%	26.31%	to	26.50%
2022	0.00%	to	0.15%	11,749	16.23	to	45.17	485,682	0.00%	-20.93%	to	-20.81%
2021	0.00%	to	0.15%	19,743	20.52	to	57.04	1,069,003	0.04%	24.59%	to	24.78%

AAEIP3
2025	0.00%	to	0.15%	423,330	19.20	to	20.58	8,685,958	3.92%	4.50%	to	4.66%
2024	0.00%	to	0.15%	587,682	18.37	to	19.67	11,530,690	3.91%	40.39%	to	40.60%
2023	0.00%	to	0.15%	777,598	13.09	to	13.99	10,843,744	3.15%	13.74%	to	13.91%
2022	0.00%	to	0.15%	866,620	11.51	to	12.28	10,599,740	4.08%	17.15%	to	17.32%
2021	0.00%	to	0.15%	831,310	9.82	to	10.47	8,681,482	2.07%	37.57%	to	37.77%

AAGEA2
2025	0.00%	to	0.15%	406,871	22.13	to	33.81	13,434,423	1.24%	19.82%	to	20.00%
2024	0.00%	to	0.15%	390,094	18.47	to	28.18	10,961,791	1.32%	14.41%	to	14.58%
2023	0.00%	to	0.15%	397,247	16.15	to	24.59	9,742,973	1.62%	16.70%	to	16.88%
2022	0.00%	to	0.15%	421,015	13.84	to	21.04	8,694,814	2.01%	-13.30%	to	-13.17%
2021	0.00%	to	0.15%	223,032	15.96	to	24.23	5,204,147	1.02%	18.16%	to	18.33%

ABEAA2
2025	0.00%	to	0.15%	849,443	17.40	to	26.01	21,704,067	1.83%	14.64%	to	14.82%
2024	0.00%	to	0.15%	917,304	15.18	to	22.65	20,609,586	1.79%	10.00%	to	10.17%
2023	0.00%	to	0.15%	934,046	13.80	to	20.56	19,051,361	2.07%	12.65%	to	12.82%
2022	0.00%	to	0.15%	796,936	12.25	to	18.23	14,127,585	1.67%	-13.01%	to	-12.88%
2021	0.00%	to	0.15%	805,894	14.08	to	20.92	16,680,378	1.36%	10.62%	to	10.79%

ACEAA2
2025	0.00%	to	0.15%	415,059	12.94	to	17.13	7,086,183	3.60%	8.66%	to	8.82%
2024	0.00%			301,461	15.74			4,744,631	2.48%	5.29%
2023	0.00%			290,670	14.95			4,344,840	2.07%	7.84%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			479,979	13.86			6,652,810	1.75%	-11.82%
2021	0.00%			363,723	15.72			5,717,149	1.39%	2.28%

AGEAA2
2025	0.00%	to	0.15%	422,942	20.06	to	30.66	12,867,571	1.54%	17.74%	to	17.91%
2024	0.00%	to	0.15%	421,673	17.04	to	26.00	10,874,272	1.50%	12.50%	to	12.67%
2023	0.00%	to	0.15%	466,909	15.15	to	23.08	10,694,769	1.86%	15.10%	to	15.27%
2022	0.00%	to	0.15%	466,948	13.16	to	20.02	9,098,898	1.67%	-13.38%	to	-13.25%
2021	0.00%	to	0.15%	403,239	15.19	to	23.08	9,197,392	1.27%	14.71%	to	14.88%

ARLPE3
2025	0.00%	to	0.15%	26,730	20.02	to	22.64	600,026	6.12%	1.21%	to	1.36%
2024	0.00%	to	0.15%	29,299	19.78	to	22.33	649,391	8.34%	17.83%	to	18.01%
2023	0.00%	to	0.15%	32,280	16.79	to	18.93	606,475	0.00%	28.61%	to	28.80%
2022	0.00%	to	0.15%	34,294	13.05	to	14.69	500,503	12.03%	-29.01%	to	-28.91%
2021	0.00%	to	0.15%	42,113	18.39	to	20.67	865,676	3.54%	23.75%	to	23.93%

AUGEA2
2025	0.00%	to	0.15%	290,368	15.16	to	21.30	6,078,862	2.48%	11.54%	to	11.70%
2024	0.00%	to	0.15%	202,618	13.59	to	19.07	3,759,484	2.16%	7.80%	to	7.97%
2023	0.00%	to	0.15%	261,279	12.61	to	17.66	4,479,641	2.19%	10.43%	to	10.59%
2022	0.00%	to	0.15%	239,138	11.42	to	15.97	3,726,876	1.35%	-12.67%	to	-12.54%
2021	0.00%			295,524	18.26			5,396,981	1.47%	6.47%

AMVAA4
2025	0.00%	to	0.15%	3,738,694	21.07	to	26.98	97,924,413	1.87%	15.42%	to	15.59%
2024	0.00%	to	0.15%	3,598,776	18.26	to	23.34	82,446,454	2.15%	15.94%	to	16.11%
2023	0.00%	to	0.15%	3,100,811	15.75	to	20.10	60,925,585	2.00%	13.85%	to	14.02%
2022	0.00%	to	0.15%	3,211,020	13.83	to	17.63	55,648,729	1.67%	-13.79%	to	-13.66%
2021	0.00%	to	0.15%	3,262,257	16.04	to	20.42	65,700,748	1.44%	14.67%	to	14.84%

AMVBC4
2025	0.00%	to	0.15%	2,544,213	25.05	to	36.22	90,062,595	1.37%	16.72%	to	16.90%
2024	0.00%	to	0.15%	2,140,714	21.47	to	30.99	64,742,448	1.49%	18.67%	to	18.85%
2023	0.00%	to	0.15%	1,951,952	18.09	to	26.07	49,669,016	1.86%	16.80%	to	16.97%
2022	0.00%	to	0.15%	1,592,280	15.49	to	22.29	34,492,013	1.78%	-8.82%	to	-8.69%
2021	0.00%	to	0.15%	1,460,861	16.99	to	24.41	34,626,840	1.30%	27.32%	to	27.51%

AMVBD4
2025	0.00%	to	0.15%	7,676,213	11.66	to	12.85	98,126,766	4.32%	6.82%	to	6.98%
2024	0.00%	to	0.15%	7,066,804	10.91	to	12.01	84,450,327	4.37%	0.82%	to	0.98%
2023	0.00%	to	0.15%	5,834,459	10.82	to	11.89	69,118,885	4.05%	4.57%	to	4.72%
2022	0.00%	to	0.15%	3,729,524	10.35	to	11.36	42,164,569	3.07%	-12.88%	to	-12.75%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	3,305,217	11.88	to	13.02	42,841,400	1.31%	-0.74%	to	-0.59%

AMVCB4
2025	0.00%	to	0.15%	1,841,807	17.67	to	17.87	32,900,780	2.82%	19.98%	to	20.16%
2024	0.00%	to	0.15%	1,522,409	14.73	to	14.87	22,633,401	3.18%	9.77%	to	9.93%
2023	0.00%	to	0.15%	1,471,794	13.42	to	13.53	19,905,571	2.74%	8.59%	to	8.76%
2022	0.00%	to	0.15%	1,358,698	12.35	to	12.44	16,818,841	2.70%	-7.51%	to	-7.37%
2021	0.00%	to	0.15%	979,448	13.36	to	13.43	13,153,050	2.59%	14.51%	to	14.68%

AMVGB4
2025	0.00%	to	0.15%	558,877	10.28	to	10.66	5,952,724	3.74%	8.87%	to	9.03%
2024	0.00%	to	0.15%	307,989	9.44	to	9.77	3,007,819	1.81%	-3.47%	to	-3.32%
2023	0.00%	to	0.15%	381,718	9.78	to	10.11	3,853,982	0.00%	5.74%	to	5.89%
2022	0.00%	to	0.15%	430,088	9.25	to	9.55	4,100,658	0.21%	-17.97%	to	-17.84%
2021	0.00%	to	0.15%	437,516	11.28	to	11.62	5,077,408	1.54%	-5.32%	to	-5.18%

AMVGG4
2025	0.00%	to	0.15%	1,590,117	22.52	to	22.78	36,194,407	1.25%	21.16%	to	21.34%
2024	0.00%	to	0.15%	1,528,326	18.59	to	18.77	28,663,411	1.40%	13.22%	to	13.39%
2023	0.00%	to	0.15%	1,513,946	16.42	to	16.56	25,039,751	0.64%	22.11%	to	22.29%
2022	0.00%	to	0.15%	1,826,819	13.44	to	13.54	24,650,180	0.45%	-25.03%	to	-24.92%
2021	0.00%	to	0.15%	1,817,411	17.93	to	18.03	32,764,705	0.20%	15.96%	to	16.14%

AMVGI4
2025	0.00%	to	0.15%	1,937,746	29.53	to	41.83	77,709,495	0.76%	17.59%	to	17.77%
2024	0.00%	to	0.15%	1,840,883	25.11	to	35.52	62,439,860	0.95%	23.73%	to	23.92%
2023	0.00%	to	0.15%	1,834,013	20.29	to	28.66	50,418,428	1.20%	25.64%	to	25.82%
2022	0.00%	to	0.15%	2,034,838	16.15	to	22.78	44,689,859	1.09%	-16.83%	to	-16.71%
2021	0.00%	to	0.15%	2,125,170	19.42	to	27.35	56,470,534	1.00%	23.61%	to	23.80%

AMVGR4
2025	0.00%	to	0.15%	2,796,322	40.94	to	61.11	163,850,384	0.13%	19.75%	to	19.93%
2024	0.00%	to	0.15%	2,580,663	34.19	to	50.96	126,289,289	0.17%	31.10%	to	31.30%
2023	0.00%	to	0.15%	2,672,252	26.08	to	38.81	100,539,718	0.17%	37.93%	to	38.14%
2022	0.00%	to	0.15%	2,637,918	18.91	to	28.10	72,060,773	0.10%	-30.22%	to	-30.11%
2021	0.00%	to	0.15%	2,818,738	27.09	to	40.20	111,219,410	0.06%	21.50%	to	21.68%

AMVGS4
2025	0.00%	to	0.15%	612,477	14.87	to	15.04	9,205,287	0.22%	14.16%	to	14.33%
2024	0.00%	to	0.15%	505,695	13.03	to	13.16	6,650,507	0.80%	1.96%	to	2.12%
2023	0.00%	to	0.15%	554,530	12.78	to	12.89	7,141,828	0.03%	15.61%	to	15.79%
2022	0.00%	to	0.15%	995,392	11.05	to	11.13	11,053,270	0.00%	-29.79%	to	-29.69%
2021	0.00%	to	0.15%	894,592	15.74	to	15.83	14,151,397	0.00%	6.27%	to	6.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

AMVGW4
2025	0.00%	to	0.15%	1,505,116	20.10	to	20.34	30,595,093	1.33%	24.28%	to	24.46%
2024	0.00%	to	0.15%	1,368,495	16.18	to	16.34	22,352,713	1.54%	13.53%	to	13.70%
2023	0.00%	to	0.15%	1,381,769	14.25	to	14.37	19,849,922	2.50%	20.47%	to	20.65%
2022	0.00%	to	0.15%	705,723	11.83	to	11.91	8,386,898	2.08%	-17.69%	to	-17.57%
2021	0.00%	to	0.15%	726,050	14.37	to	14.45	10,489,264	1.61%	14.29%	to	14.46%

AMVHI4
2025	0.00%	to	0.15%	2,442,689	15.52	to	17.93	43,402,808	6.04%	7.77%	to	7.94%
2024	0.00%	to	0.15%	1,657,739	14.40	to	16.61	27,255,826	6.13%	9.22%	to	9.39%
2023	0.00%	to	0.15%	1,664,996	13.19	to	15.19	25,160,606	7.67%	12.01%	to	12.18%
2022	0.00%	to	0.15%	697,815	11.77	to	13.54	9,374,644	9.74%	-9.67%	to	-9.53%
2021	0.00%	to	0.15%	949,698	13.03	to	14.96	14,182,728	2.77%	8.02%	to	8.18%

AMVI4
2025	0.00%	to	0.15%	1,150,732	16.14	to	18.69	21,285,074	1.15%	26.22%	to	26.41%
2024	0.00%	to	0.15%	1,338,287	12.79	to	14.79	19,608,785	0.95%	2.77%	to	2.93%
2023	0.00%	to	0.15%	1,538,592	12.44	to	14.36	21,929,533	1.03%	15.38%	to	15.56%
2022	0.00%	to	0.15%	1,866,857	10.78	to	12.43	23,011,130	1.48%	-21.14%	to	-21.02%
2021	0.00%	to	0.15%	2,089,216	13.68	to	15.74	32,595,582	2.33%	-1.86%	to	-1.71%

AMVIG4
2025	0.00%	to	0.15%	2,055,829	16.04	to	16.22	33,306,385	2.42%	34.89%	to	35.09%
2024	0.00%	to	0.15%	1,857,719	11.89	to	12.01	22,288,468	2.49%	2.95%	to	3.11%
2023	0.00%	to	0.15%	1,674,304	11.55	to	11.65	19,486,643	2.61%	15.49%	to	15.66%
2022	0.00%	to	0.15%	1,241,385	10.00	to	10.07	12,497,779	3.27%	-15.65%	to	-15.52%
2021	0.00%	to	0.15%	843,101	11.85	to	11.92	10,040,969	3.01%	4.93%	to	5.09%

AMVM4
2025	0.00%	to	0.15%	2,575,000	11.04	to	12.17	31,316,534	4.71%	8.16%	to	8.32%
2024	0.00%	to	0.15%	1,939,381	10.20	to	11.23	21,756,260	4.41%	0.20%	to	0.35%
2023	0.00%	to	0.15%	1,657,836	10.18	to	11.20	18,534,783	3.86%	3.35%	to	3.51%
2022	0.00%	to	0.15%	1,289,300	9.85	to	10.82	13,916,548	1.83%	-10.30%	to	-10.16%
2021	0.00%	to	0.15%	1,266,815	10.98	to	12.04	15,221,445	0.26%	-0.93%	to	-0.78%

AMVNW4
2025	0.00%	to	0.15%	4,906,269	19.63	to	22.48	109,665,049	0.95%	27.73%	to	27.93%
2024	0.00%	to	0.15%	4,801,734	15.37	to	17.57	83,888,646	1.19%	6.17%	to	6.33%
2023	0.00%	to	0.15%	4,908,028	14.47	to	16.53	80,660,796	1.25%	15.50%	to	15.67%
2022	0.00%	to	0.15%	4,678,780	12.53	to	14.29	66,385,683	1.14%	-22.37%	to	-22.25%
2021	0.00%	to	0.15%	4,171,812	16.14	to	18.38	76,191,153	0.66%	4.47%	to	4.63%

AMVUA4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.15%	2,260,375	11.42	to	11.55	26,056,202	4.13%	7.38%	to	7.54%
2024	0.00%	to	0.15%	1,960,066	10.63	to	10.74	21,044,773	3.97%	0.29%	to	0.44%
2023	0.00%	to	0.15%	1,807,947	10.60	to	10.69	19,326,318	3.18%	2.47%	to	2.62%
2022	0.00%	to	0.15%	2,293,198	10.35	to	10.42	23,888,971	3.47%	-11.33%	to	-11.20%
2021	0.00%	to	0.15%	2,458,757	11.67	to	11.73	28,837,827	1.23%	-1.02%	to	-0.88%

AVPAP2
2025	0.00%	to	0.15%	405,459	17.36	to	20.80	8,169,635	2.10%	11.50%	to	11.67%
2024	0.00%	to	0.15%	800,613	15.57	to	18.63	14,641,717	1.85%	14.45%	to	14.63%
2023	0.00%	to	0.15%	456,028	13.60	to	16.25	7,174,724	1.84%	10.07%	to	10.23%
2022	0.00%	to	0.15%	490,069	12.36	to	14.74	7,021,367	2.19%	-14.10%	to	-13.97%
2021	0.00%	to	0.15%	516,539	14.39	to	17.14	8,674,191	1.35%	12.34%	to	12.50%

AVRBP2
2025	0.00%	to	0.15%	146,920	16.79	to	20.75	3,023,348	1.94%	10.49%	to	10.66%
2024	0.00%	to	0.15%	117,112	15.20	to	18.75	2,182,836	1.66%	13.82%	to	13.99%
2023	0.00%	to	0.15%	117,601	13.35	to	16.45	1,905,402	1.80%	9.56%	to	9.73%
2022	0.00%	to	0.15%	139,642	12.19	to	14.99	2,069,956	4.91%	-9.30%	to	-9.16%
2021	0.00%	to	0.15%	120,818	13.44	to	16.51	1,980,765	1.53%	16.94%	to	17.11%

AVRGP2
2025	0.00%			1,541	32.26			49,725	1.38%	13.41%
2024	0.00%			1,541	28.45			43,846	0.46%	23.50%
2023	0.00%			1,541	23.03			35,503	0.43%	23.50%
2022	0.00%			7,248	18.65			135,183	1.36%	-24.88%
2021	0.00%			7,335	24.83			182,107	0.55%	12.89%

AVRIP2
2025	0.00%			541	12.28			6,641	2.54%	15.09%
2024	0.00%			3,367	10.67			35,940	1.28%	-0.45%
2023	0.00%			3,380	10.72			36,239	1.60%	6.22%
2022	0.00%			3,395	10.09			34,264	3.09%	-15.54%
2021	0.00%			3,418	11.95			40,850	0.55%	-4.13%

BRVCA3
2025	0.00%			183	73.29			13,399	0.00%	11.77%
2024	0.00%			183	65.57			11,988	0.00%	31.93%
2023	0.00%			183	49.70			9,086	0.00%	48.59%
2022	0.00%			183	33.45			6,115	0.00%	-37.81%
2021	0.00%			183	53.78			9,833	0.00%	20.89%

BRVED3
2025	0.00%	to	0.15%	715,780	23.29	to	44.63	31,053,004	2.07%	21.14%	to	21.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	693,346	19.22	to	36.79	23,930,143	2.26%	9.54%	to	9.71%
2023	0.00%	to	0.15%	763,053	17.55	to	33.53	24,242,690	1.77%	11.82%	to	11.99%
2022	0.00%	to	0.15%	906,111	15.69	to	29.94	25,909,410	1.49%	-4.25%	to	-4.10%
2021	0.00%	to	0.15%	758,102	16.39	to	31.23	23,199,035	1.33%	20.12%	to	20.30%

BRVHY3
2025	0.00%	to	0.15%	2,384,442	15.21	to	21.54	50,454,686	7.01%	8.92%	to	9.08%
2024	0.00%	to	0.15%	2,107,445	13.97	to	19.74	40,913,511	6.72%	7.69%	to	7.85%
2023	0.00%	to	0.15%	2,994,709	12.97	to	18.31	53,355,497	6.32%	12.73%	to	12.90%
2022	0.00%	to	0.15%	1,797,112	11.50	to	16.21	28,811,226	5.13%	-10.69%	to	-10.56%
2021	0.00%	to	0.15%	2,271,361	12.88	to	18.13	40,871,793	4.27%	5.05%	to	5.21%

BRVTR3
2025	0.00%	to	0.15%	3,826,578	11.43	to	13.24	50,255,277	4.43%	7.44%	to	7.60%
2024	0.00%	to	0.15%	3,224,820	10.64	to	12.31	39,297,402	4.08%	0.98%	to	1.14%
2023	0.00%	to	0.15%	3,005,080	10.53	to	12.17	36,233,617	3.60%	5.25%	to	5.41%
2022	0.00%	to	0.15%	2,075,958	10.01	to	11.54	23,653,858	2.07%	-14.40%	to	-14.27%
2021	0.00%	to	0.15%	1,842,460	11.69	to	13.47	24,522,453	1.36%	-1.84%	to	-1.69%

BVLCC3
2025	0.00%	to	0.15%	225,909	30.73	to	64.93	14,072,395	0.25%	19.55%	to	19.73%
2024	0.00%	to	0.15%	219,687	25.70	to	54.23	11,596,930	0.43%	24.92%	to	25.11%
2023	0.00%	to	0.15%	211,797	20.58	to	43.35	8,872,087	0.56%	24.71%	to	24.90%
2022	0.00%	to	0.15%	245,278	16.50	to	34.71	8,197,553	0.68%	-20.28%	to	-20.16%
2021	0.00%	to	0.15%	239,776	20.70	to	43.47	9,962,641	0.07%	27.87%	to	28.06%

BVLCV3
2025	0.00%	to	0.15%	236,966	23.19	to	48.32	9,802,106	0.99%	17.82%	to	17.99%
2024	0.00%	to	0.15%	276,685	19.68	to	40.96	9,800,302	1.37%	15.95%	to	16.13%
2023	0.00%	to	0.15%	265,352	16.98	to	35.27	8,277,056	1.41%	13.20%	to	13.37%
2022	0.00%	to	0.15%	269,351	15.00	to	31.11	7,491,197	1.53%	-8.54%	to	-8.41%
2021	0.00%	to	0.15%	243,014	16.40	to	33.96	7,444,109	1.38%	26.03%	to	26.22%

BVLFG3
2025	0.00%	to	0.15%	230,916	35.91	to	81.16	17,440,285	0.00%	11.32%	to	11.48%
2024	0.00%	to	0.15%	307,044	32.26	to	72.80	20,830,218	0.00%	31.19%	to	31.39%
2023	0.00%	to	0.15%	388,893	24.59	to	55.41	19,855,592	0.00%	52.24%	to	52.47%
2022	0.00%	to	0.15%	188,811	16.15	to	36.34	6,487,170	0.00%	-38.34%	to	-38.25%
2021	0.00%	to	0.15%	355,012	26.20	to	58.85	18,337,056	0.00%	17.60%	to	17.78%

MLVGA3
2025	0.00%	to	0.15%	1,194,859	18.22	to	25.73	30,393,684	4.22%	19.33%	to	19.51%
2024	0.00%	to	0.15%	1,190,756	15.27	to	21.53	25,297,025	1.41%	8.76%	to	8.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	1,396,020	14.04	to	19.77	27,288,693	2.63%	12.32%	to	12.49%
2022	0.00%	to	0.15%	1,150,276	12.50	to	17.57	19,944,354	0.00%	-16.20%	to	-16.07%
2021	0.00%	to	0.15%	1,120,399	14.91	to	20.94	23,167,532	0.83%	6.26%	to	6.42%

DSIF
2025	0.00%	to	1.30%	1,108,734	31.00	to	83.46	58,900,552	1.04%	16.01%	to	17.53%
2024	0.00%	to	1.30%	1,117,506	26.51	to	71.01	50,332,985	1.16%	23.04%	to	24.66%
2023	0.00%	to	1.30%	1,192,010	21.37	to	56.96	44,669,614	1.43%	24.31%	to	25.93%
2022	0.00%	to	1.30%	1,149,640	17.06	to	45.24	34,820,048	1.33%	-19.37%	to	-18.32%
2021	0.00%	to	1.30%	1,262,535	20.99	to	55.38	48,380,786	1.13%	26.75%	to	28.41%

DSRG
2024	0.00%	to	1.30%	155,002	25.66	to	66.43	9,390,696	0.52%	23.27%	to	24.89%
2023	0.00%	to	1.30%	156,376	20.58	to	53.19	7,762,505	0.74%	22.23%	to	23.82%
2022	0.00%	to	1.30%	174,061	16.64	to	42.96	7,037,102	0.53%	-23.87%	to	-22.87%
2021	0.00%	to	1.30%	219,882	21.61	to	55.70	11,655,813	0.73%	25.36%	to	27.00%

DVSCS
2025	0.00%	to	0.15%	689,029	18.43	to	57.24	36,012,342	1.83%	5.20%	to	5.36%
2024	0.00%	to	0.15%	773,620	17.52	to	54.33	38,342,157	1.04%	7.80%	to	7.96%
2023	0.00%	to	0.15%	792,217	16.25	to	50.33	37,715,791	1.07%	15.21%	to	15.39%
2022	0.00%	to	0.15%	736,455	14.11	to	43.61	30,694,273	0.99%	-16.77%	to	-16.65%
2021	0.00%	to	0.15%	889,678	16.95	to	52.33	44,389,869	0.67%	25.95%	to	26.14%

CVN1IF
2024	0.00%	to	0.15%	319,963	10.62	to	10.63	3,400,790	0.16%	6.23%	to	6.29%	*****

CVSBF
2025	0.00%	to	0.15%	446,222	22.07	to	26.02	11,412,370	1.62%	11.51%	to	11.68%
2024	0.00%	to	0.15%	478,467	19.79	to	23.30	10,969,667	1.86%	18.74%	to	18.91%
2023	0.00%	to	0.15%	394,668	16.67	to	19.60	7,583,764	1.83%	16.24%	to	16.42%
2022	0.00%	to	0.15%	384,644	14.34	to	16.83	6,351,308	1.20%	-15.59%	to	-15.47%
2021	0.00%	to	0.15%	306,948	16.99	to	19.91	6,058,278	1.26%	14.55%	to	14.72%

CLVGT2
2025	0.00%	to	1.30%	226,956	53.81	to	243.66	39,809,517	0.00%	32.64%	to	34.37%
2024	0.00%	to	0.15%	250,264	40.10	to	181.33	33,773,955	0.00%	26.39%	to	26.58%
2023	0.00%	to	0.15%	291,286	31.73	to	143.25	28,625,333	0.00%	44.65%	to	44.87%
2022	0.00%	to	0.15%	293,881	21.94	to	98.89	20,158,090	0.00%	-31.96%	to	-31.86%
2021	0.00%	to	1.30%	392,703	32.24	to	145.12	37,649,099	0.30%	36.90%	to	38.69%

CLVLV1
2025	0.00%	to	0.15%	549,641	25.74	to	52.03	26,184,992	0.00%	28.08%	to	28.27%
2024	0.00%	to	0.15%	512,798	20.10	to	40.57	18,705,630	0.00%	12.69%	to	12.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	611,128	17.83	to	35.94	20,115,865	0.00%	5.23%	to	5.39%
2022	0.00%	to	0.15%	770,836	16.95	to	34.10	24,746,159	0.00%	-1.99%	to	-1.84%
2021	0.00%	to	0.15%	782,942	17.29	to	34.74	24,709,291	0.00%	26.10%	to	26.29%

CLVSI2
2025	0.00%	to	0.15%	891,455	13.07	to	14.15	12,559,241	4.40%	7.00%	to	7.16%
2024	0.00%	to	0.15%	822,976	12.21	to	13.21	10,814,237	4.32%	4.35%	to	4.51%
2023	0.00%	to	0.15%	811,664	11.70	to	12.64	10,212,465	3.31%	9.04%	to	9.20%
2022	0.00%	to	0.15%	825,628	10.73	to	11.57	9,527,317	3.62%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	680,253	12.15	to	13.08	8,872,446	5.27%	1.48%	to	1.63%

CLVSV1
2025	0.00%	to	0.15%	167,977	18.77	to	35.02	5,802,539	0.00%	6.43%	to	6.59%
2024	0.00%	to	0.15%	283,751	17.63	to	32.86	9,082,896	0.00%	13.76%	to	13.93%
2023	0.00%	to	0.15%	116,580	15.50	to	28.84	3,266,867	0.00%	12.97%	to	13.14%
2022	0.00%	to	0.15%	176,382	13.72	to	25.49	4,440,181	0.00%	-14.83%	to	-14.71%
2021	0.00%	to	0.15%	126,270	16.11	to	29.88	3,616,420	0.00%	30.73%	to	30.93%

CSCRS
2025	0.00%	to	0.15%	538,754	8.65	to	15.64	4,842,591	3.94%	15.18%	to	15.36%
2024	0.00%	to	0.15%	504,491	7.50	to	13.58	3,937,074	2.95%	4.67%	to	4.83%
2023	0.00%	to	0.15%	612,249	7.15	to	12.97	4,524,009	21.24%	-9.25%	to	-9.11%
2022	0.00%	to	0.15%	756,908	7.87	to	14.30	6,136,956	20.32%	15.86%	to	16.03%
2021	0.00%	to	0.15%	903,076	6.78	to	12.34	6,231,027	5.87%	27.71%	to	27.90%

DFVEA
2025	0.35%	to	0.50%	6,437,714	22.25	to	22.52	144,954,241	2.19%	19.35%	to	19.53%
2024	0.35%	to	0.50%	6,056,189	18.64	to	18.84	114,074,753	1.99%	14.52%	to	14.70%
2023	0.35%	to	0.50%	4,799,075	16.28	to	16.43	78,840,673	2.38%	19.55%	to	19.73%
2022	0.35%	to	0.50%	4,274,629	13.62	to	13.72	58,616,870	1.90%	-14.11%	to	-13.98%
2021	0.35%	to	0.50%	3,799,741	15.85	to	15.95	60,619,133	2.23%	23.75%	to	23.94%

DFVGB
2025	0.00%	to	0.50%	10,953,237	11.10	to	13.52	134,803,303	4.27%	3.83%	to	4.35%
2024	0.00%	to	0.50%	10,534,685	10.69	to	12.95	124,985,702	4.99%	4.86%	to	5.38%
2023	0.00%	to	0.50%	10,175,792	10.20	to	12.29	114,792,967	3.91%	4.53%	to	5.05%
2022	0.00%	to	0.50%	10,826,038	9.76	to	11.70	117,340,949	1.52%	-6.80%	to	-6.33%
2021	0.00%	to	0.50%	12,068,893	10.47	to	12.49	139,966,512	0.75%	-1.53%	to	-1.04%

DFVGMI
2025	0.35%	to	0.50%	4,847,359	19.16	to	21.83	104,722,957	2.52%	14.11%	to	14.28%
2024	0.35%	to	0.50%	5,133,156	16.79	to	19.10	97,600,131	2.85%	11.43%	to	11.60%
2023	0.35%	to	0.50%	4,857,271	15.07	to	17.11	82,551,562	2.80%	14.15%	to	14.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.35%	to	0.50%	4,556,832	13.20	to	14.97	67,872,579	1.48%	-11.40%	to	-11.27%
2021	0.35%	to	0.50%	4,422,592	14.90	to	16.87	74,313,191	1.44%	13.63%	to	13.81%

DFVIS
2025	0.00%	to	0.50%	4,211,340	18.54	to	37.38	100,464,103	3.50%	36.30%	to	36.99%
2024	0.00%	to	0.50%	4,192,919	13.60	to	27.28	73,865,010	3.47%	3.30%	to	3.82%
2023	0.00%	to	0.50%	4,308,866	13.17	to	26.28	73,715,621	3.16%	13.54%	to	14.11%
2022	0.00%	to	0.50%	4,505,732	11.60	to	23.03	67,779,919	2.67%	-18.05%	to	-17.64%
2021	0.00%	to	0.50%	4,320,829	14.15	to	27.97	80,045,470	2.59%	13.99%	to	14.56%

DFVIV
2025	0.00%	to	0.50%	8,838,037	22.05	to	33.01	208,694,902	4.54%	44.91%	to	45.64%
2024	0.00%	to	0.50%	8,968,451	15.21	to	22.66	146,666,139	4.03%	6.09%	to	6.62%
2023	0.00%	to	0.50%	8,886,798	14.34	to	21.26	137,324,960	4.86%	17.27%	to	17.86%
2022	0.00%	to	0.50%	8,808,658	12.23	to	18.03	116,690,069	4.13%	-3.94%	to	-3.46%
2021	0.00%	to	0.50%	8,325,656	12.73	to	18.68	114,884,175	4.09%	17.53%	to	18.11%

DFVSTF
2025	0.00%	to	0.50%	12,825,345	11.51	to	12.42	151,261,646	4.22%	3.81%	to	4.33%
2024	0.00%	to	0.50%	12,768,183	11.08	to	11.90	144,699,913	4.93%	4.96%	to	5.48%
2023	0.00%	to	0.50%	11,803,990	10.56	to	11.28	127,484,637	3.92%	4.46%	to	4.98%
2022	0.00%	to	0.50%	11,322,607	10.11	to	10.75	116,831,482	1.46%	-1.65%	to	-1.16%
2021	0.00%	to	0.50%	8,123,713	10.28	to	10.87	85,273,024	0.01%	-0.69%	to	-0.19%

DFVULV
2025	0.00%	to	0.50%	7,778,627	20.98	to	59.26	229,132,435	1.98%	15.25%	to	15.83%
2024	0.00%	to	0.50%	7,494,433	18.21	to	51.17	191,645,285	2.07%	12.82%	to	13.38%
2023	0.00%	to	0.50%	7,919,260	16.14	to	45.13	180,156,428	2.26%	10.37%	to	10.92%
2022	0.00%	to	0.50%	8,288,849	14.62	to	40.68	171,930,875	2.27%	-5.35%	to	-4.88%
2021	0.00%	to	0.50%	8,101,135	15.45	to	42.77	179,557,985	1.75%	26.40%	to	27.04%

DFVUTV
2025	0.00%	to	0.50%	6,433,946	21.36	to	60.31	185,709,587	1.87%	8.40%	to	8.95%
2024	0.00%	to	0.50%	6,544,498	19.70	to	55.36	173,751,801	1.46%	7.60%	to	8.14%
2023	0.00%	to	0.50%	6,382,585	18.31	to	51.19	159,784,190	1.63%	19.44%	to	20.03%
2022	0.00%	to	0.50%	6,108,382	15.33	to	42.65	129,474,537	1.37%	-4.69%	to	-4.21%
2021	0.00%	to	0.50%	5,712,781	16.08	to	44.52	128,488,880	1.45%	38.98%	to	39.68%

ETVFR
2025	0.00%	to	0.15%	2,194,708	13.80	to	18.27	39,697,779	6.73%	3.80%	to	3.95%
2024	0.00%	to	0.15%	2,624,092	13.29	to	17.57	45,514,755	7.91%	7.52%	to	7.68%
2023	0.00%	to	0.15%	3,034,155	12.36	to	16.32	48,940,533	8.19%	11.05%	to	11.21%
2022	0.00%	to	0.15%	4,168,182	11.13	to	14.67	60,651,165	4.50%	-2.88%	to	-2.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	4,729,381	11.46	to	15.09	70,834,523	2.88%	3.47%	to	3.63%

FHIB
2025	0.00%	to	0.15%	483,105	14.26	to	34.97	16,627,803	4.61%	8.07%	to	8.23%
2024	0.00%	to	0.15%	347,129	13.20	to	32.31	11,113,093	6.29%	6.11%	to	6.27%
2023	0.00%	to	1.30%	430,056	12.44	to	30.41	12,990,753	5.13%	11.26%	to	12.71%
2022	0.00%	to	0.15%	389,883	11.05	to	26.98	10,234,545	5.41%	-11.91%	to	-11.78%
2021	0.00%	to	0.15%	784,907	12.55	to	30.58	23,541,057	4.61%	4.69%	to	4.85%

FVK2S
2025	0.00%	to	0.15%	39,183	21.45	to	46.17	1,539,559	0.00%	11.10%	to	11.26%
2024	0.00%	to	0.15%	44,998	19.31	to	41.49	1,599,379	0.72%	16.60%	to	16.78%
2023	0.00%	to	0.15%	60,091	16.56	to	35.53	1,833,945	0.00%	14.69%	to	14.86%
2022	0.00%	to	0.15%	100,294	14.44	to	30.94	2,520,490	0.00%	-30.36%	to	-30.26%
2021	0.00%	to	0.15%	165,139	20.73	to	44.36	6,170,409	0.00%	2.11%	to	2.26%

FVU2
2025	0.00%	to	0.15%	170,388	16.70	to	40.00	6,533,315	3.50%	6.87%	to	7.03%
2024	0.00%	to	0.15%	327,920	15.62	to	37.37	11,280,259	2.18%	15.38%	to	15.56%
2023	0.00%	to	0.15%	279,677	13.54	to	32.34	8,903,138	1.77%	8.52%	to	8.68%
2022	0.00%	to	0.15%	269,302	12.48	to	29.76	7,873,290	1.85%	-13.88%	to	-13.75%
2021	0.00%	to	0.15%	290,700	14.49	to	34.50	9,859,576	1.79%	18.33%	to	18.51%

FB2
2025	0.00%	to	0.15%	1,844,605	24.20	to	42.86	74,219,997	1.68%	14.78%	to	14.96%
2024	0.00%	to	0.15%	1,727,491	21.08	to	37.28	59,716,555	1.74%	15.45%	to	15.63%
2023	0.00%	to	0.15%	1,576,150	18.26	to	32.25	47,409,593	1.67%	21.05%	to	21.23%
2022	0.00%	to	0.15%	1,377,766	15.08	to	26.60	32,822,275	1.04%	-18.31%	to	-18.19%
2021	0.00%	to	0.15%	1,395,682	18.46	to	32.51	41,289,038	0.79%	17.81%	to	17.99%

FC2
2025	0.00%	to	0.15%	1,271,566	35.35	to	74.44	87,385,992	0.00%	21.01%	to	21.19%
2024	0.00%	to	0.15%	1,159,885	29.21	to	61.42	66,415,532	0.03%	33.25%	to	33.45%
2023	0.00%	to	0.15%	1,021,768	21.92	to	46.02	42,713,497	0.29%	32.92%	to	33.12%
2022	0.00%	to	0.15%	947,607	16.49	to	34.57	29,796,758	0.26%	-26.60%	to	-26.49%
2021	0.00%	to	0.15%	1,041,253	22.47	to	47.03	44,885,480	0.03%	27.32%	to	27.51%

FDCA2
2025	0.00%			1,812	74.31			134,695	0.43%	18.49%
2024	0.00%			1,832	62.72			114,870	0.05%	25.19%
2023	0.00%			1,851	50.10			92,712	0.11%	28.72%
2022	0.00%			1,860	38.92			72,391	0.11%	-21.05%
2021	0.00%			1,874	49.30			92,385	0.12%	24.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FDSCS2
2025	0.00%	to	0.15%	1,051,836	21.13	to	47.90	47,973,509	0.85%	16.91%	to	17.09%
2024	0.00%	to	0.15%	899,179	18.07	to	40.91	34,206,738	1.02%	16.40%	to	16.57%
2023	0.00%	to	0.15%	647,482	15.52	to	35.09	20,880,830	0.93%	20.49%	to	20.67%
2022	0.00%	to	0.15%	455,809	12.88	to	29.08	12,348,102	0.63%	-18.57%	to	-18.45%
2021	0.00%	to	0.15%	402,345	15.82	to	35.66	13,727,481	0.15%	20.21%	to	20.39%

FEI2
2025	0.00%	to	0.15%	554,422	23.70	to	48.70	26,033,727	1.88%	18.57%	to	18.75%
2024	0.00%	to	0.15%	446,250	19.99	to	41.01	17,306,220	1.82%	14.88%	to	15.06%
2023	0.00%	to	0.15%	346,412	17.40	to	35.65	11,875,393	2.10%	10.21%	to	10.38%
2022	0.00%	to	0.15%	294,187	15.79	to	32.29	9,145,177	1.82%	-5.39%	to	-5.25%
2021	0.00%	to	0.15%	267,265	16.69	to	34.08	8,895,348	1.45%	24.42%	to	24.60%

FEMS2
2025	0.00%	to	0.15%	1,055,718	14.67	to	14.71	15,526,012	2.03%	40.58%	to	40.79%
2024	0.00%	to	0.15%	331,559	10.44	to	10.45	3,463,479	1.30%	4.37%	to	4.48%	*****

FG2
2025	0.00%	to	0.15%	1,060,628	41.03	to	95.73	96,627,034	0.05%	14.44%	to	14.61%
2024	0.00%	to	0.15%	1,216,875	35.85	to	83.53	97,459,550	0.00%	29.88%	to	30.07%
2023	0.00%	to	0.15%	1,005,542	27.61	to	64.22	59,493,301	0.00%	35.69%	to	35.89%
2022	0.00%	to	0.15%	637,230	20.35	to	47.26	27,425,428	0.32%	-24.76%	to	-24.64%
2021	0.00%	to	0.15%	662,135	27.04	to	62.71	38,525,319	0.00%	22.72%	to	22.90%

FGI2
2025	0.00%	to	0.15%	445,158	29.10	to	64.83	24,509,793	1.51%	21.03%	to	21.21%
2024	0.00%	to	0.15%	338,302	24.04	to	53.49	15,299,662	1.50%	21.78%	to	21.96%
2023	0.00%	to	0.15%	259,092	19.74	to	43.86	9,586,060	1.46%	18.19%	to	18.37%
2022	0.00%	to	0.15%	249,336	16.70	to	37.05	8,742,560	1.87%	-5.31%	to	-5.17%
2021	0.00%	to	0.15%	170,379	17.64	to	39.07	6,165,414	2.66%	25.45%	to	25.64%

FGO2
2025	0.00%	to	0.15%	694,152	51.21	to	126.81	83,366,767	0.00%	21.45%	to	21.63%
2024	0.00%	to	0.15%	525,196	42.16	to	104.25	52,477,509	0.00%	38.35%	to	38.56%
2023	0.00%	to	0.15%	518,626	30.48	to	75.24	37,577,455	0.00%	45.09%	to	45.30%
2022	0.00%	to	0.15%	584,995	21.01	to	51.78	27,777,836	0.00%	-38.41%	to	-38.32%
2021	0.00%	to	0.15%	771,116	34.11	to	83.95	59,872,595	0.00%	11.50%	to	11.67%

FHI2
2025	0.00%	to	0.15%	2,320,355	14.01	to	20.52	47,575,127	7.65%	10.15%	to	10.31%
2024	0.00%	to	0.15%	2,131,872	12.72	to	18.61	39,653,839	18.21%	8.45%	to	8.62%
2023	0.00%			571,355	17.13			9,786,830	11.24%	10.24%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.15%	361,056	10.65	to	15.54	5,607,295	8.29%	-11.81%	to	-11.67%
2021	0.00%			328,936	17.59			5,786,662	3.59%	4.29%

FIGBP2
2025	0.00%	to	0.15%	11,026,270	11.82	to	14.69	160,550,924	3.75%	6.77%	to	6.93%
2024	0.00%	to	0.15%	9,432,709	11.07	to	13.74	128,845,151	3.61%	1.35%	to	1.50%
2023	0.00%	to	0.15%	6,884,721	10.93	to	13.54	92,699,408	2.73%	5.84%	to	6.00%
2022	0.00%	to	0.15%	6,113,831	10.32	to	12.77	77,582,359	2.19%	-13.34%	to	-13.21%
2021	0.00%	to	0.15%	6,599,667	11.91	to	14.72	96,761,782	1.88%	-1.04%	to	-0.90%

FMC2
2025	0.00%	to	0.15%	474,302	22.05	to	39.91	18,228,780	0.24%	11.32%	to	11.49%
2024	0.00%	to	0.15%	600,262	19.81	to	35.80	20,997,763	0.43%	17.00%	to	17.18%
2023	0.00%	to	0.15%	394,561	16.93	to	30.55	11,582,582	0.42%	14.63%	to	14.80%
2022	0.00%	to	0.15%	378,867	14.77	to	26.61	9,536,003	0.28%	-15.09%	to	-14.97%
2021	0.00%	to	0.15%	381,280	17.40	to	31.30	11,405,308	0.40%	25.12%	to	25.31%

FNRS2
2025	0.00%	to	0.15%	531,514	33.75	to	34.04	18,053,895	2.13%	10.18%	to	10.34%
2024	0.00%	to	0.15%	580,066	30.63	to	30.85	17,889,215	2.04%	3.86%	to	4.02%
2023	0.00%	to	0.15%	475,080	29.49	to	29.66	14,072,055	2.62%	0.55%	to	0.70%
2022	0.00%	to	0.15%	565,587	29.33	to	29.45	16,651,274	2.49%	62.62%	to	62.87%
2021	0.00%	to	0.15%	364,920	18.04	to	18.08	6,597,274	2.60%	54.60%	to	54.83%

FO2
2025	0.00%	to	0.15%	391,015	19.10	to	26.22	10,025,519	1.26%	19.87%	to	20.05%
2024	0.00%	to	0.15%	369,358	15.93	to	21.84	7,925,384	1.20%	4.65%	to	4.81%
2023	0.00%	to	0.15%	482,219	15.22	to	20.84	9,894,869	0.78%	20.04%	to	20.22%
2022	0.00%	to	0.15%	354,967	12.68	to	17.33	6,048,948	0.77%	-24.79%	to	-24.68%
2021	0.00%	to	0.15%	407,844	16.86	to	23.01	9,284,082	0.35%	19.21%	to	19.39%

FRESS2
2025	0.00%	to	0.15%	200,449	13.23	to	26.37	5,241,632	1.84%	2.74%	to	2.90%
2024	0.00%	to	0.15%	238,674	12.88	to	25.62	5,950,041	3.64%	6.09%	to	6.25%
2023	0.00%	to	0.15%	340,821	12.14	to	24.12	8,064,228	2.18%	10.73%	to	10.89%
2022	0.00%	to	0.15%	383,820	10.96	to	21.75	8,198,241	1.02%	-27.80%	to	-27.69%
2021	0.00%	to	0.15%	485,317	15.19	to	30.08	14,187,285	1.08%	38.44%	to	38.64%

FV2
2025	0.00%	to	0.15%	373,502	23.91	to	51.43	17,909,442	1.22%	10.79%	to	10.95%
2024	0.00%	to	0.15%	520,812	21.58	to	46.35	22,984,819	1.25%	10.92%	to	11.08%
2023	0.00%	to	0.15%	462,762	19.46	to	41.73	18,245,244	1.18%	19.29%	to	19.47%
2022	0.00%	to	0.15%	421,157	16.31	to	34.93	13,997,346	1.51%	-4.43%	to	-4.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	303,257	17.07	to	36.49	10,561,391	1.61%	29.52%	to	29.72%

FVF202
2025	0.00%			956	16.68			15,947	3.60%	9.03%
2024	0.00%			956	15.30			14,627	3.55%	5.39%
2023	0.00%			956	14.52			13,878	3.71%	8.02%
2022	0.00%			956	13.44			12,848	2.21%	-9.76%
2021	0.00%			956	14.89			14,237	0.78%	3.52%

FVF502
2022	0.00%			59	17.68			1,046	0.31%	-14.04%
2021	0.00%			12,843	20.56			264,092	0.94%	9.88%

FVF602
2025	0.00%			38,176	27.95			1,066,992	2.15%	15.51%
2024	0.00%			38,445	24.20			930,229	1.97%	9.45%
2023	0.00%			38,623	22.11			853,864	2.24%	14.08%
2022	0.00%			38,808	19.38			752,086	1.69%	-15.25%
2021	0.00%			39,193	22.87			896,245	0.96%	12.21%

FVF702
2025	0.00%			83	31.34			2,610	1.79%	16.91%
2024	0.00%			83	26.81			2,233	1.65%	10.68%
2023	0.00%			83	24.22			2,018	1.92%	15.57%
2022	0.00%			83	20.96			1,747	1.49%	-15.79%
2021	0.00%			83	24.89			2,075	0.90%	14.44%

FVFI2
2025	0.00%	to	0.15%	144,648	13.76	to	14.72	2,122,599	3.04%	9.14%	to	9.31%
2024	0.00%	to	0.15%	166,325	12.61	to	13.47	2,226,701	3.04%	4.05%	to	4.20%
2023	0.00%	to	0.15%	232,272	12.12	to	12.92	2,988,997	3.91%	7.49%	to	7.65%
2022	0.00%	to	0.15%	292,991	11.27	to	12.01	3,504,526	1.89%	-12.39%	to	-12.26%
2021	0.00%	to	0.15%	493,887	12.87	to	13.68	6,730,592	0.73%	2.87%	to	3.03%

FVFRHI
2025	0.00%	to	0.15%	2,119,355	12.27	to	12.32	26,015,574	8.14%	5.17%	to	5.33%
2024	0.00%	to	0.15%	2,222,392	11.67	to	11.70	25,997,263	9.63%	8.34%	to	8.50%
2023	0.00%	to	0.15%	739,041	10.77	to	10.78	7,967,900	7.83%	7.71%	to	7.82%	*****

FVICA2
2025	0.00%	to	0.15%	1,500,007	21.91	to	35.95	52,248,571	0.79%	18.18%	to	18.36%
2024	0.00%	to	0.15%	1,473,833	18.54	to	30.37	43,322,610	0.61%	7.76%	to	7.92%
2023	0.00%	to	0.15%	1,337,122	17.20	to	28.14	36,455,614	0.16%	26.99%	to	27.18%
2022	0.00%	to	0.15%	1,249,400	13.55	to	22.13	26,557,322	0.09%	-26.68%	to	-26.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	1,231,478	18.48	to	30.13	35,772,586	0.00%	11.94%	to	12.11%

FVSIS2
2025	0.00%	to	0.15%	3,279,773	13.58	to	17.92	57,824,140	3.77%	8.42%	to	8.58%
2024	0.00%	to	0.15%	2,886,830	12.53	to	16.51	46,854,009	3.74%	5.62%	to	5.78%
2023	0.00%	to	0.15%	2,674,101	11.86	to	15.60	41,110,353	4.62%	9.01%	to	9.18%
2022	0.00%	to	0.15%	2,228,813	10.88	to	14.29	31,556,282	3.01%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	2,869,695	12.31	to	16.15	45,745,934	2.49%	3.38%	to	3.53%

FVSS2
2025	0.00%	to	0.15%	249,408	13.67	to	45.59	11,052,622	0.84%	7.54%	to	7.70%
2024	0.00%	to	0.15%	262,081	12.71	to	42.33	10,474,505	1.02%	9.00%	to	9.16%
2023	0.00%	to	0.15%	126,984	11.66	to	38.78	4,734,701	1.22%	20.43%	to	20.61%
2022	0.00%	to	0.15%	67,260	9.69	to	32.16	2,086,893	2.67%	-7.35%	to	-3.15%
2021	0.00%			895	34.71			31,055	1.25%	33.34%

FVTV2
2025	0.00%			1,484	22.29			33,082	22.45%	10.90%
2024	0.00%			1,485	20.10			29,832	1.82%	9.80%
2023	0.00%			1,485	18.30			27,175	1.78%	13.93%
2022	0.00%			2,020	16.06			32,451	1.71%	-15.65%
2021	0.00%			21,887	19.05			416,855	0.02%	12.03%

FEOVF
2025	0.00%	to	0.15%	1,480,944	18.20	to	38.27	53,943,181	1.86%	37.26%	to	37.47%
2024	0.00%	to	0.15%	1,394,251	13.26	to	27.84	36,647,835	1.69%	5.94%	to	6.10%
2023	0.00%	to	0.15%	1,621,186	12.52	to	26.24	39,976,928	0.00%	9.91%	to	10.08%
2022	0.00%	to	0.15%	1,869,648	11.39	to	23.84	42,567,104	2.11%	-8.30%	to	-8.17%
2021	0.00%	to	0.15%	1,971,648	12.42	to	25.96	49,110,158	0.98%	4.29%	to	4.44%

FTVGI2
2025	0.00%	to	0.15%	427,204	9.08	to	16.23	6,811,408	0.00%	15.56%	to	15.73%
2024	0.00%	to	0.15%	453,335	7.86	to	14.03	6,249,350	0.00%	-11.50%	to	-11.37%
2023	0.00%	to	0.15%	542,174	8.88	to	15.82	8,431,008	0.00%	2.73%	to	2.88%
2022	0.00%	to	0.15%	697,093	8.64	to	15.38	10,596,497	0.00%	-5.09%	to	-4.95%
2021	0.00%	to	0.15%	937,708	9.11	to	16.18	14,990,137	0.00%	-5.14%	to	-4.99%

FTVGR2
2025	0.00%	to	0.15%	216,851	12.78	to	27.54	5,895,047	1.39%	7.77%	to	7.93%
2024	0.00%	to	0.15%	209,388	11.86	to	25.51	5,176,701	1.85%	-0.47%	to	-0.32%
2023	0.00%	to	0.15%	192,001	11.92	to	25.59	4,779,470	2.71%	11.26%	to	11.43%
2022	0.00%	to	0.15%	173,545	10.71	to	22.97	3,761,305	2.38%	-26.17%	to	-26.06%
2021	0.00%	to	0.15%	140,513	14.51	to	31.06	4,193,414	0.85%	26.60%	to	26.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FTVIS2
2025	0.00%	to	0.15%	526,310	16.94	to	39.77	19,776,722	5.19%	12.39%	to	12.56%
2024	0.00%	to	0.15%	567,083	15.07	to	35.34	19,117,731	5.19%	7.04%	to	7.20%
2023	0.00%	to	0.15%	628,131	14.08	to	32.96	19,814,874	5.00%	8.46%	to	8.62%
2022	0.00%	to	0.15%	710,771	12.98	to	30.35	20,328,622	4.42%	-5.62%	to	-5.47%
2021	0.00%	to	0.15%	952,769	13.76	to	32.10	29,042,224	4.87%	16.58%	to	16.75%

FTVMS2
2025	0.00%	to	0.15%	63,475	16.78	to	42.28	2,204,100	2.02%	11.35%	to	11.52%
2024	0.00%	to	0.15%	68,257	15.07	to	37.91	2,153,836	1.95%	11.10%	to	11.27%
2023	0.00%	to	0.15%	82,515	13.56	to	34.07	2,416,983	1.88%	13.29%	to	13.46%
2022	0.00%	to	0.15%	79,574	11.97	to	30.03	2,204,702	1.83%	-7.57%	to	-7.43%
2021	0.00%	to	0.15%	80,484	12.95	to	32.44	2,582,139	2.70%	18.99%	to	19.17%

FTVRD2
2025	0.00%	to	0.15%	692,328	24.94	to	30.22	20,538,885	0.82%	11.64%	to	11.80%
2024	0.00%	to	0.15%	716,770	22.34	to	27.03	19,042,804	0.98%	10.62%	to	10.79%
2023	0.00%	to	0.15%	820,061	20.19	to	24.39	19,572,287	1.08%	11.91%	to	12.08%
2022	0.00%	to	0.15%	623,341	18.04	to	21.77	13,382,387	0.80%	-10.70%	to	-10.57%
2021	0.00%	to	0.15%	603,503	20.21	to	24.34	14,435,492	0.96%	26.60%	to	26.79%

FTVSI2
2025	0.00%	to	0.15%	495,690	12.11	to	22.81	10,803,381	4.63%	7.08%	to	7.24%
2024	0.00%	to	0.15%	449,418	11.31	to	21.27	9,104,244	4.69%	3.86%	to	4.02%
2023	0.00%	to	0.15%	529,491	10.89	to	20.45	10,375,203	4.53%	8.02%	to	8.18%
2022	0.00%	to	0.15%	486,068	10.08	to	18.90	8,796,168	4.44%	-10.89%	to	-10.75%
2021	0.00%	to	0.15%	517,230	11.31	to	21.18	10,850,995	3.27%	1.96%	to	2.11%

FTVUG2
2025	0.00%	to	0.15%	658,130	10.90	to	13.82	9,086,515	3.26%	6.53%	to	6.69%
2024	0.00%	to	0.15%	661,005	10.23	to	12.95	8,510,029	2.81%	1.22%	to	1.37%
2023	0.00%	to	0.15%	476,315	10.11	to	12.78	6,063,207	2.84%	4.31%	to	4.47%
2022	0.00%	to	0.15%	521,166	9.69	to	12.23	6,360,670	2.40%	-9.89%	to	-9.75%
2021	0.00%	to	0.15%	800,740	10.75	to	13.55	10,712,039	2.22%	-1.97%	to	-1.83%

GVBJJS
2025	0.00%	to	0.15%	54,707	12.68	to	12.72	695,603	2.83%	14.09%	to	14.26%
2024	0.00%	to	0.15%	88,578	11.12	to	11.13	985,821	3.46%	11.18%	to	11.30%	*****

GVBMNS
2025	0.00%	to	0.15%	64,047	12.25	to	12.28	786,133	2.90%	9.43%	to	9.59%
2024	0.00%			10,859	11.20			121,651	5.61%	12.03%			*****

GVBMSS

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.15%	142,716	12.84	to	12.87	1,836,952	3.47%	14.72%	to	14.89%
2024	0.00%	to	0.15%	23,357	11.19	to	11.20	261,681	3.44%	11.93%	to	12.04%	*****

GVGMNS
2022	0.00%			12,905	12.35			159,439	0.00%	-19.16%
2021	0.00%			12,961	15.28			198,077	0.00%	16.17%

GVFRB
2025	0.00%	to	0.15%	1,560,695	13.47	to	15.83	24,614,863	9.18%	3.42%	to	3.57%
2024	0.00%	to	0.15%	1,890,717	13.02	to	15.29	28,798,011	7.71%	6.67%	to	6.83%
2023	0.00%	to	0.15%	2,200,360	12.21	to	14.31	31,342,989	3.37%	10.96%	to	11.12%
2022	0.00%	to	0.15%	1,898,099	11.00	to	12.88	24,362,829	2.20%	-1.00%	to	-0.85%
2021	0.00%	to	0.15%	1,817,705	11.11	to	12.99	23,396,989	2.44%	2.35%	to	2.50%

GVR2XS
2025	0.00%	to	0.15%	45,506	15.96	to	26.06	1,123,559	5.29%	11.90%	to	12.07%
2024	0.00%	to	0.15%	88,843	14.26	to	23.25	2,050,690	1.14%	9.39%	to	9.56%
2023	0.00%			133,901	21.22			2,841,631	0.11%	22.00%
2022	0.00%			29,434	17.39			511,995	0.00%	-43.01%
2021	0.00%			42,425	30.52			1,294,904	0.00%	25.77%

GVRUGM
2025	0.00%			5,727	12.56			71,955	2.80%	2.84%
2024	0.00%			5,747	12.22			70,207	3.80%	3.90%
2023	0.00%			5,767	11.76			67,810	3.45%	3.69%
2022	0.00%			25,626	11.34			290,590	0.73%	0.73%
2021	0.00%			25,838	11.26			290,855	0.00%	0.00%

GVTRBE
2025	0.00%	to	0.15%	7,165,623	12.26	to	16.70	117,904,804	4.01%	7.32%	to	7.48%
2024	0.00%	to	0.15%	6,302,982	11.42	to	15.54	96,705,716	3.85%	2.94%	to	3.09%
2023	0.00%	to	0.15%	5,781,673	11.10	to	15.08	86,401,398	3.73%	6.79%	to	6.95%
2022	0.00%	to	0.15%	5,126,246	10.39	to	14.09	71,652,740	2.91%	-16.27%	to	-16.15%
2021	0.00%	to	0.15%	5,442,870	12.41	to	16.81	90,648,878	1.71%	-0.58%	to	-0.43%

RAF
2025	0.00%	to	0.15%	1,068,989	0.29	to	1.81	356,040	2.32%	-16.30%	to	-16.18%
2024	0.00%	to	0.15%	2,043,079	0.34	to	2.16	781,145	8.27%	-15.92%	to	-15.79%
2023	0.00%	to	0.15%	934,480	0.41	to	2.57	454,781	0.21%	-31.96%	to	-31.85%
2022	0.00%	to	0.15%	9,833,506	0.59	to	3.77	5,906,240	0.00%	34.63%	to	34.84%
2021	0.00%	to	0.15%	237,119	0.44	to	2.80	126,558	0.00%	-25.57%	to	-25.45%

RBF
2025	0.00%	to	0.15%	35,711	17.97	to	80.89	2,235,761	0.00%	29.93%	to	30.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	32,851	13.83	to	62.17	1,530,140	0.00%	-1.55%	to	-1.40%
2023	0.00%	to	0.15%	39,477	14.05	to	63.05	1,911,817	0.00%	5.37%	to	5.53%
2022	0.00%	to	0.15%	89,658	13.33	to	59.74	4,400,756	0.00%	-13.44%	to	-13.31%
2021	0.00%	to	0.15%	66,672	15.40	to	68.92	3,489,982	0.00%	1.27%	to	1.42%

RBKF
2025	0.00%	to	0.15%	127,592	16.12	to	18.33	2,058,236	0.59%	23.56%	to	23.74%
2024	0.00%	to	0.15%	121,072	13.03	to	14.84	1,587,114	2.28%	22.93%	to	23.11%
2023	0.00%	to	0.15%	137,038	10.58	to	12.07	1,452,205	2.25%	2.81%	to	2.97%
2022	0.00%	to	0.15%	101,928	10.28	to	11.74	1,051,483	1.01%	-17.14%	to	-17.02%
2021	0.00%	to	1.30%	246,055	10.48	to	14.17	3,051,568	0.52%	31.77%	to	33.49%

RBMF
2025	0.00%	to	0.15%	62,477	21.18	to	44.92	2,705,966	0.98%	32.69%	to	32.89%
2024	0.00%	to	0.15%	54,182	15.96	to	33.80	1,777,761	1.02%	-2.62%	to	-2.47%
2023	0.00%	to	0.15%	50,417	16.39	to	34.66	1,688,439	0.00%	8.81%	to	8.97%
2022	0.00%	to	0.15%	75,734	15.07	to	31.80	2,354,909	0.48%	-9.78%	to	-9.65%
2021	0.00%	to	0.15%	64,583	16.70	to	35.20	2,202,902	0.56%	22.75%	to	22.94%

RCPF
2025	0.00%	to	0.15%	29,045	12.80	to	39.10	917,427	1.45%	-3.66%	to	-3.52%
2024	0.00%	to	0.15%	30,916	13.28	to	40.53	1,016,437	0.99%	4.26%	to	4.42%
2023	0.00%	to	0.15%	70,274	12.74	to	38.81	2,441,815	1.37%	-3.45%	to	-3.30%
2022	0.00%	to	0.15%	104,781	13.19	to	40.14	3,763,487	0.72%	-1.06%	to	-0.91%
2021	0.00%	to	0.15%	179,476	13.33	to	40.50	6,820,481	0.95%	10.45%	to	10.62%

RELF
2025	0.00%	to	1.30%	72,595	59.91	to	137.64	8,639,086	0.00%	39.67%	to	41.49%
2024	0.00%	to	1.30%	71,292	42.41	to	97.28	5,208,739	0.00%	14.63%	to	16.13%
2023	0.00%	to	1.30%	180,688	36.57	to	83.77	13,302,957	0.00%	52.76%	to	54.75%
2022	0.00%	to	0.15%	141,451	23.67	to	54.13	6,654,454	0.00%	-32.80%	to	-32.70%
2021	0.00%	to	1.30%	87,006	35.22	to	80.43	5,424,646	0.00%	36.47%	to	38.25%

RENF
2025	0.00%	to	0.15%	151,897	13.51	to	18.08	2,622,827	2.04%	7.35%	to	7.51%
2024	0.00%	to	0.15%	195,650	12.59	to	16.82	3,163,157	2.19%	-0.08%	to	0.07%
2023	0.00%	to	1.30%	488,136	12.60	to	17.18	8,058,006	4.41%	0.30%	to	1.61%
2022	0.00%	to	1.30%	672,753	12.42	to	17.13	10,754,951	0.78%	46.38%	to	48.29%
2021	0.00%	to	1.30%	532,010	8.39	to	11.70	5,774,038	0.74%	48.52%	to	50.46%

RESF
2025	0.00%	to	0.15%	221,068	5.50	to	5.72	1,250,674	0.05%	1.59%	to	1.75%
2024	0.00%	to	0.15%	347,393	5.41	to	5.63	1,945,005	0.00%	-8.04%	to	-7.90%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	344,599	5.89	to	6.11	2,094,685	0.00%	4.28%	to	4.44%
2022	0.00%	to	1.30%	2,200,196	5.64	to	5.85	12,856,254	0.00%	40.73%	to	42.56%
2021	0.00%	to	0.15%	346,096	3.97	to	4.10	1,411,803	0.09%	17.33%	to	17.50%

RFSF
2025	0.00%	to	0.15%	109,630	21.26	to	28.03	3,036,178	0.54%	10.59%	to	10.76%
2024	0.00%	to	0.15%	156,915	19.23	to	25.30	3,928,312	0.69%	22.08%	to	22.26%
2023	0.00%	to	0.15%	301,918	15.75	to	20.70	6,204,721	0.00%	13.73%	to	13.90%
2022	0.00%	to	0.15%	130,528	13.85	to	18.17	2,329,654	0.45%	-18.24%	to	-18.11%
2021	0.00%	to	1.30%	339,417	16.94	to	22.19	7,470,443	0.30%	33.52%	to	35.26%

RHCF
2025	0.00%	to	1.30%	57,771	19.92	to	56.50	2,732,866	0.00%	12.59%	to	14.07%
2024	0.00%	to	1.30%	53,408	17.49	to	49.53	2,473,372	0.00%	-1.16%	to	0.14%
2023	0.00%	to	1.30%	71,658	17.49	to	49.46	3,313,099	0.00%	3.67%	to	5.03%
2022	0.00%	to	1.30%	100,795	16.68	to	47.09	4,403,749	0.00%	-13.14%	to	-12.00%
2021	0.00%	to	1.30%	155,800	18.98	to	53.52	7,541,472	0.00%	17.30%	to	18.84%

RHYS
2025	0.00%	to	0.15%	240,248	13.56	to	15.88	3,787,982	5.52%	9.70%	to	9.87%
2024	0.00%	to	0.15%	461,386	12.36	to	14.45	6,663,732	5.53%	6.52%	to	6.68%
2023	0.00%	to	0.15%	494,525	11.61	to	13.55	6,695,558	4.28%	12.52%	to	12.69%
2022	0.00%	to	0.15%	157,701	10.32	to	12.02	1,892,059	0.88%	-11.61%	to	-11.48%
2021	0.00%	to	0.15%	156,599	11.67	to	13.58	2,117,401	0.00%	1.54%	to	1.69%

RINF
2025	0.00%			10,894	87.31			951,077	0.00%	18.50%
2024	0.00%	to	0.15%	16,293	21.35	to	73.68	1,165,072	0.00%	23.22%	to	23.40%
2023	0.00%	to	0.15%	61,574	17.33	to	59.71	3,676,354	0.00%	47.16%	to	47.38%
2022	0.00%			27,907	40.51			1,121,656	0.00%	-44.84%
2021	0.00%			30,155	73.44			2,214,662	0.00%	-4.66%

RJNF
2025	0.00%			56,928	4.82			274,622	4.77%	1.85%
2024	0.00%			605,749	4.74			2,869,130	4.20%	16.91%
2023	0.00%	to	0.15%	113,164	4.05	to	10.07	456,685	0.00%	4.08%	to	4.23%
2022	0.00%	to	0.15%	320,123	3.89	to	9.68	1,244,773	0.00%	45.99%	to	46.21%
2021	0.00%			687,627	2.66			1,827,190	0.00%	0.97%

RLCE
2025	0.00%	to	0.15%	65,679	18.94	to	19.05	1,244,559	3.80%	36.25%	to	36.46%
2024	0.00%			8,348	13.88			115,884	1.65%	-3.00%
2023	0.00%			26,830	14.31			383,987	0.19%	20.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			97,181	11.92			1,158,133	0.00%	-13.07%
2021	0.00%			3,292	13.71			45,126	0.28%	18.71%

RLCJ
2025	0.00%			566	37.85			21,413	1.79%	51.54%
2024	0.00%			16,910	24.98			422,420	2.84%	1.01%
2023	0.00%	to	0.15%	21,051	13.14	to	24.73	520,583	0.12%	34.26%	to	34.46%
2022	0.00%			8,802	18.39			161,886	0.00%	-42.99%
2021	0.00%			5,950	32.26			191,945	0.00%	-14.09%

RLF
2025	0.00%			62,600	42.75			2,675,936	0.00%	8.48%
2024	0.00%	to	0.15%	55,878	14.94	to	39.41	2,013,241	0.02%	16.32%	to	16.50%
2023	0.00%	to	0.15%	56,244	12.84	to	33.83	1,746,217	0.00%	22.30%	to	22.49%
2022	0.00%			31,309	27.62			864,655	0.00%	-27.56%
2021	0.00%			35,751	38.13			1,363,045	0.00%	0.92%

RMED
2025	0.00%			3,795	69.88			265,214	0.44%	5.03%
2024	0.00%			4,792	66.53			318,793	0.58%	15.26%
2023	0.00%	to	0.15%	3,347	16.98	to	57.72	192,925	0.00%	18.66%	to	18.84%
2022	0.00%			14,790	48.57			718,358	0.00%	-23.20%
2021	0.00%			3,576	63.24			226,126	0.00%	35.25%

RMEK
2025	0.00%			11,171	47.91			535,179	1.15%	12.47%
2024	0.00%			8,140	42.60			346,735	1.39%	10.95%
2023	0.00%	to	0.15%	11,521	13.96	to	38.39	442,101	0.00%	19.60%	to	19.78%
2022	0.00%	to	0.15%	10,556	11.67	to	32.05	338,154	0.00%	-33.56%	to	-33.46%
2021	0.00%			9,610	48.16			462,860	0.06%	19.00%

RNF
2025	0.00%	to	0.15%	179,523	39.48	to	107.67	18,995,937	0.00%	20.68%	to	20.86%
2024	0.00%	to	1.30%	227,222	32.72	to	89.08	19,780,617	0.00%	31.03%	to	32.76%
2023	0.00%	to	0.15%	255,121	24.68	to	67.10	16,906,143	0.00%	34.87%	to	35.07%
2022	0.00%	to	0.15%	25,286	18.30	to	49.68	1,255,984	0.31%	-30.37%	to	-30.26%
2021	0.00%	to	1.30%	461,540	26.28	to	71.24	32,636,025	0.33%	40.35%	to	42.18%

ROF
2025	0.00%	to	1.30%	249,166	40.77	to	154.73	35,189,991	0.03%	17.50%	to	19.04%
2024	0.00%	to	1.30%	297,126	34.30	to	129.99	35,319,588	0.24%	22.30%	to	23.91%
2023	0.00%	to	1.30%	372,110	27.72	to	104.91	35,490,585	0.00%	51.25%	to	53.22%
2022	0.00%	to	1.30%	185,313	18.12	to	68.47	12,056,260	0.00%	-34.99%	to	-34.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	1.30%	365,374	27.56	to	103.96	37,377,541	0.00%	23.92%	to	25.54%

RPMF
2025	0.00%	to	1.30%	236,812	29.62	to	40.87	9,542,926	2.34%	144.19%	to	147.37%
2024	0.00%	to	0.15%	269,479	16.06	to	16.52	4,427,862	0.85%	7.95%	to	8.12%
2023	0.00%	to	0.15%	1,260,220	14.87	to	15.28	19,255,149	0.17%	3.67%	to	3.83%
2022	0.00%	to	0.15%	642,774	14.35	to	14.72	9,457,168	0.38%	-11.22%	to	-11.08%
2021	0.00%	to	0.15%	204,167	16.16	to	16.55	3,378,805	3.91%	-9.33%	to	-9.19%

RREF
2025	0.00%	to	0.15%	20,978	12.79	to	23.71	493,722	1.31%	2.72%	to	2.88%
2024	0.00%	to	0.15%	21,935	12.45	to	23.05	502,403	1.05%	4.88%	to	5.03%
2023	0.00%	to	0.15%	39,815	11.87	to	21.94	866,603	1.55%	10.16%	to	10.32%
2022	0.00%	to	0.15%	27,490	10.78	to	19.89	536,111	0.65%	-27.50%	to	-27.40%
2021	0.00%	to	0.15%	172,344	14.87	to	27.39	4,694,629	0.81%	33.87%	to	34.07%

RRF
2025	0.00%	to	0.15%	18,532	22.68	to	55.36	969,298	0.00%	10.01%	to	10.18%
2024	0.00%	to	0.15%	9,824	20.62	to	50.25	442,163	0.00%	16.42%	to	16.60%
2023	0.00%	to	0.15%	20,606	17.71	to	43.09	819,103	0.00%	16.38%	to	16.56%
2022	0.00%	to	0.15%	17,855	15.22	to	36.97	599,728	0.00%	-26.63%	to	-26.52%
2021	0.00%	to	0.15%	64,015	20.74	to	50.32	3,136,220	0.00%	11.58%	to	11.75%

RTEC
2025	0.00%	to	0.15%	105,926	42.25	to	107.08	11,031,790	0.00%	25.51%	to	25.70%
2024	0.00%	to	0.15%	88,572	33.66	to	85.19	7,290,698	0.00%	23.78%	to	23.97%
2023	0.00%	to	0.15%	103,678	27.19	to	68.72	6,908,203	0.00%	48.79%	to	49.01%
2022	0.00%	to	0.15%	51,396	18.28	to	46.12	2,266,228	0.00%	-36.35%	to	-36.25%
2021	0.00%	to	0.15%	113,450	28.71	to	72.34	7,903,899	0.00%	20.32%	to	20.50%

RTEL
2025	0.00%	to	1.30%	71,646	15.75	to	22.99	1,545,807	0.32%	29.44%	to	31.13%
2024	0.00%	to	0.15%	184,580	12.03	to	17.53	3,229,631	0.28%	15.55%	to	15.73%
2023	0.00%	to	0.15%	69,491	10.41	to	15.15	1,052,773	0.53%	6.14%	to	6.30%
2022	0.00%			73,548	14.25			1,048,229	0.83%	-25.85%
2021	0.00%			288,789	19.22			5,550,702	0.62%	8.98%

RTF
2025	0.00%	to	1.30%	123,716	49.69	to	147.51	16,761,383	0.12%	23.66%	to	25.28%
2024	0.00%	to	1.30%	142,046	39.72	to	117.75	16,079,771	0.48%	40.41%	to	42.25%
2023	0.00%	to	0.15%	241,617	27.97	to	82.77	19,000,478	0.08%	44.82%	to	45.04%
2022	0.00%	to	0.15%	147,322	19.31	to	57.07	7,883,028	0.00%	-39.86%	to	-39.77%
2021	0.00%	to	1.30%	626,897	32.11	to	94.75	59,059,626	0.00%	56.25%	to	58.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

RTRF
2025	0.00%			24,903	47.97			1,194,621	0.00%	11.77%
2024	0.00%	to	0.15%	39,318	15.92	to	42.92	1,687,542	0.23%	1.40%	to	1.56%
2023	0.00%	to	0.15%	63,998	15.70	to	42.26	2,704,746	0.00%	24.30%	to	24.48%
2022	0.00%			20,942	33.95			710,990	0.00%	-35.03%
2021	0.00%			45,725	52.25			2,389,178	0.00%	22.17%

RUF
2025	0.00%	to	0.15%	259,473	0.84	to	3.02	211,733	6.32%	-11.89%	to	-11.76%
2024	0.00%	to	0.15%	557,473	0.96	to	3.43	558,679	13.51%	-13.24%	to	-13.11%
2023	0.00%	to	0.15%	229,281	1.10	to	3.95	257,442	0.91%	-15.08%	to	-14.95%
2022	0.00%	to	0.15%	2,616,480	1.29	to	4.65	3,432,642	0.00%	16.42%	to	16.59%
2021	0.00%	to	0.15%	242,934	1.11	to	4.00	287,633	0.00%	-24.55%	to	-24.44%

RUGB
2025	0.00%	to	0.15%	265,505	6.91	to	12.63	3,349,145	3.06%	1.53%	to	1.68%
2024	0.00%	to	0.15%	88,234	6.80	to	12.43	1,091,176	3.08%	-12.59%	to	-12.46%
2023	0.00%	to	0.15%	153,526	7.78	to	14.19	2,173,127	2.88%	-1.19%	to	-1.04%
2022	0.00%	to	0.15%	191,483	7.88	to	14.34	2,731,787	1.39%	-40.92%	to	-40.83%
2021	0.00%			187,999	24.24			4,557,030	0.33%	-7.49%

RUTL
2025	0.00%	to	0.15%	116,679	18.32	to	43.07	4,746,238	1.50%	16.90%	to	17.07%
2024	0.00%	to	0.15%	145,240	15.67	to	36.79	5,262,949	1.56%	19.68%	to	19.86%
2023	0.00%	to	0.15%	147,181	13.09	to	30.69	4,482,441	1.45%	-7.26%	to	-7.12%
2022	0.00%	to	1.30%	244,861	14.12	to	33.05	8,058,645	0.74%	-0.26%	to	1.04%
2021	0.00%	to	0.15%	156,302	13.99	to	32.71	5,092,801	1.42%	14.35%	to	14.52%

RVARS
2025	0.00%	to	0.15%	343,147	11.56	to	12.16	4,135,283	2.24%	1.09%	to	1.25%
2024	0.00%	to	0.15%	422,100	11.44	to	12.01	5,035,496	4.72%	-3.80%	to	-3.66%
2023	0.00%	to	0.15%	417,035	11.89	to	12.46	5,166,150	2.87%	4.21%	to	4.37%
2022	0.00%	to	0.15%	509,402	11.41	to	11.94	6,052,218	1.06%	-3.54%	to	-3.40%
2021	0.00%	to	0.15%	426,371	11.83	to	12.36	5,238,181	0.00%	7.94%	to	8.10%

RVCMD
2025	0.00%	to	0.15%	402,228	3.96	to	15.37	1,658,227	3.17%	4.73%	to	4.89%
2024	0.00%	to	0.15%	1,803,458	3.77	to	14.68	6,848,103	3.58%	8.13%	to	8.29%
2023	0.00%	to	0.15%	596,169	3.48	to	13.58	2,094,468	9.12%	-6.38%	to	-6.24%
2022	0.00%	to	0.15%	1,515,279	3.72	to	14.50	5,714,613	4.95%	22.70%	to	22.88%
2021	0.00%	to	0.15%	1,073,485	3.02	to	11.82	3,253,235	0.00%	39.34%	to	39.54%

RVF

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	1.30%	145,560	90.92	to	709.53	95,831,281	0.00%	27.57%	to	29.24%
2024	0.00%	to	0.15%	177,188	70.46	to	549.01	93,318,616	0.00%	41.69%	to	41.90%
2023	0.00%	to	0.15%	238,256	49.73	to	386.90	83,975,951	0.00%	115.81%	to	116.13%
2022	0.00%	to	0.15%	122,275	23.04	to	179.01	20,183,476	0.00%	-61.10%	to	-61.04%
2021	0.00%	to	1.30%	152,812	59.24	to	459.49	65,822,355	0.00%	51.47%	to	53.45%

RVIDD
2025	0.00%	to	0.15%	4,752,097	0.05	to	0.89	251,848	4.12%	-20.81%	to	-20.69%
2024	0.00%	to	0.15%	7,653,379	0.07	to	1.13	507,789	4.53%	-16.06%	to	-15.93%
2023	0.00%			6,481,440	0.08			507,525	0.16%	-18.25%
2022	0.00%	to	0.15%	10,199,508	0.10	to	1.64	980,713	0.00%	4.91%	to	5.06%
2021	0.00%			3,828,033	0.09			349,028	0.00%	-35.33%

RVIMC
2025	0.00%	to	0.15%	68,688	0.81	to	4.03	63,215	3.71%	-5.25%	to	-5.11%
2024	0.00%	to	0.15%	62,636	0.86	to	4.25	62,661	5.92%	-6.50%	to	-6.36%
2023	0.00%	to	0.15%	40,666	0.91	to	4.54	39,908	0.26%	-9.18%	to	-9.04%
2022	0.00%	to	0.15%	101,350	1.00	to	5.00	105,565	0.00%	8.90%	to	9.07%
2021	0.00%			13	0.92			12	0.00%	-23.23%

RVISC
2025	0.00%	to	0.15%	153,478	0.71	to	3.96	116,495	3.18%	-9.71%	to	-9.57%
2024	0.00%	to	0.15%	568,741	0.79	to	4.38	455,474	5.51%	-5.78%	to	-5.64%
2023	0.00%	to	0.15%	281,922	0.84	to	4.65	238,502	0.00%	-11.36%	to	-11.23%
2022	0.00%	to	0.15%	1,396,209	0.94	to	5.25	1,321,123	0.00%	17.19%	to	17.36%
2021	0.00%			27,715	0.80			22,279	0.00%	-18.48%

RVLCG
2025	0.00%	to	0.15%	113,404	23.50	to	62.43	6,776,851	0.00%	11.58%	to	11.75%
2024	0.00%	to	0.15%	134,719	21.06	to	55.86	7,335,454	0.05%	26.48%	to	26.67%
2023	0.00%	to	0.15%	87,273	16.65	to	44.10	3,802,756	0.00%	6.31%	to	6.47%
2022	0.00%			51,974	41.42			2,152,854	0.00%	-28.35%
2021	0.00%	to	0.15%	227,643	21.89	to	57.81	13,125,861	0.00%	27.40%	to	27.59%

RVLCV
2025	0.00%	to	1.30%	53,952	18.83	to	45.08	2,126,059	0.78%	14.52%	to	16.02%
2024	0.00%	to	1.30%	67,654	16.25	to	38.86	2,527,826	1.17%	9.41%	to	10.84%
2023	0.00%	to	1.30%	117,628	14.68	to	35.05	4,019,966	0.89%	4.92%	to	6.29%
2022	0.00%	to	1.30%	362,535	13.84	to	32.98	11,302,036	0.64%	-3.81%	to	-2.55%
2021	0.00%	to	1.30%	266,052	14.22	to	33.84	8,816,048	0.57%	30.61%	to	32.32%

RVLDD
2025	0.00%	to	0.15%	23,443	35.66	to	122.46	2,747,843	0.62%	19.32%	to	19.49%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	58,623	29.89	to	102.48	5,400,027	0.85%	20.45%	to	20.63%
2023	0.00%	to	0.15%	108,084	24.81	to	84.95	8,652,389	0.27%	23.38%	to	23.57%
2022	0.00%	to	0.15%	36,710	20.11	to	68.75	2,498,137	0.00%	-20.61%	to	-20.49%
2021	0.00%	to	1.30%	116,316	25.33	to	86.47	8,997,376	0.00%	38.79%	to	40.60%

RVMCG
2025	0.00%	to	1.30%	32,360	17.33	to	51.76	1,612,816	0.00%	5.80%	to	7.18%
2024	0.00%	to	1.30%	76,272	16.20	to	48.29	3,588,046	0.00%	14.65%	to	16.15%
2023	0.00%	to	1.30%	25,849	13.96	to	41.58	1,028,661	0.00%	13.20%	to	14.68%
2022	0.00%	to	1.30%	122,607	12.20	to	36.25	4,409,904	0.00%	-23.62%	to	-22.62%
2021	0.00%	to	1.30%	138,462	15.78	to	46.85	6,440,511	0.00%	10.76%	to	12.21%

RVMCV
2025	0.00%	to	0.15%	42,330	20.86	to	50.66	2,031,894	0.10%	5.96%	to	6.12%
2024	0.00%	to	0.15%	28,364	19.69	to	47.74	1,314,241	0.06%	4.26%	to	4.42%
2023	0.00%	to	0.15%	99,702	18.88	to	45.72	4,526,139	0.00%	27.63%	to	27.83%
2022	0.00%	to	0.15%	101,061	14.80	to	35.77	3,589,879	0.65%	-5.36%	to	-5.22%
2021	0.00%	to	0.15%	104,465	15.63	to	37.74	3,926,603	0.07%	31.05%	to	31.25%

RVMFU
2025	0.00%	to	0.15%	581,419	9.28	to	12.76	5,405,552	1.94%	3.50%	to	3.65%
2024	0.00%	to	0.15%	599,074	8.96	to	12.33	5,373,333	2.79%	0.22%	to	0.37%
2023	0.00%	to	0.15%	788,866	8.92	to	12.30	7,046,776	3.63%	3.65%	to	3.80%
2022	0.00%	to	0.15%	989,478	8.60	to	11.87	8,511,627	2.85%	11.12%	to	11.28%
2021	0.00%	to	0.15%	367,846	7.72	to	10.68	2,846,643	0.00%	0.79%	to	0.94%

RVSCG
2025	0.00%	to	0.15%	158,791	14.73	to	41.03	6,280,730	0.00%	8.43%	to	8.59%
2024	0.00%	to	0.15%	82,545	13.59	to	37.79	2,976,667	0.00%	8.03%	to	8.19%
2023	0.00%	to	0.15%	57,077	12.58	to	34.93	1,936,741	0.09%	17.30%	to	17.47%
2022	0.00%	to	0.15%	48,266	10.72	to	29.73	1,422,883	0.00%	-30.00%	to	-29.90%
2021	0.00%	to	0.15%	117,314	15.32	to	42.41	4,958,312	0.00%	18.98%	to	19.16%

RVSCV
2025	0.00%	to	0.15%	155,253	16.80	to	34.89	5,384,012	0.00%	6.61%	to	6.77%
2024	0.00%			102,236	32.68			3,340,729	0.00%	3.74%
2023	0.00%	to	0.15%	167,562	15.21	to	31.50	5,274,269	0.00%	20.88%	to	21.06%
2022	0.00%	to	0.15%	119,651	12.58	to	26.02	3,111,147	0.00%	-8.37%	to	-8.24%
2021	0.00%	to	1.30%	236,701	13.73	to	28.35	6,615,264	0.00%	41.56%	to	43.41%

RVSDL
2025	0.00%			22,286	10.17			226,557	3.40%	-14.29%
2024	0.00%	to	0.15%	229,971	11.86	to	13.75	2,729,145	3.50%	20.82%	to	21.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	38,277	9.80	to	11.38	375,445	0.15%	1.03%	to	1.18%
2022	0.00%	to	0.15%	183,762	9.69	to	11.26	1,780,100	0.00%	15.50%	to	15.67%
2021	0.00%	to	0.15%	272,623	8.37	to	9.75	2,280,743	0.00%	10.93%	to	11.10%

RVWDL
2025	0.00%			28,178	5.41			152,375	7.10%	18.97%
2024	0.00%			45,453	4.55			206,595	1.80%	-13.21%
2023	0.00%	to	0.15%	62,740	5.24	to	7.42	328,559	0.04%	2.69%	to	2.85%
2022	0.00%	to	0.15%	36,181	5.09	to	7.23	184,231	0.00%	-18.58%	to	-18.45%
2021	0.00%			66,160	6.24			413,118	0.00%	-13.97%

SBLP
2025	0.00%	to	0.15%	206,990	13.97	to	21.13	4,274,521	7.60%	6.68%	to	6.84%
2024	0.00%	to	0.15%	181,387	13.10	to	19.78	3,486,910	5.90%	7.47%	to	7.63%
2023	0.00%	to	0.15%	256,782	12.19	to	18.37	4,638,675	5.33%	11.86%	to	12.02%
2022	0.00%	to	0.15%	201,008	10.90	to	16.40	3,220,047	6.16%	-9.83%	to	-9.70%
2021	0.00%	to	0.15%	393,602	12.09	to	18.16	7,059,257	3.69%	5.25%	to	5.41%

ACC1
2025	0.00%	to	0.15%	324,172	25.49	to	53.19	15,874,610	1.83%	17.27%	to	17.44%
2024	0.00%	to	0.15%	282,612	21.73	to	45.29	11,642,881	1.54%	15.00%	to	15.18%
2023	0.00%	to	0.15%	429,536	18.90	to	39.32	16,279,885	1.61%	12.19%	to	12.36%
2022	0.00%	to	0.15%	546,091	16.84	to	35.00	18,095,990	1.91%	0.97%	to	1.12%
2021	0.00%	to	0.15%	216,097	16.68	to	34.61	7,188,317	2.23%	33.16%	to	33.36%

ACGI
2025	0.00%	to	0.15%	80,457	22.16	to	47.20	3,660,428	1.48%	15.44%	to	15.62%
2024	0.00%	to	0.15%	79,032	19.19	to	40.82	3,092,729	1.31%	15.82%	to	16.00%
2023	0.00%	to	0.15%	58,510	16.57	to	35.19	1,981,348	1.28%	12.49%	to	12.66%
2022	0.00%	to	0.15%	85,097	14.73	to	31.24	2,588,998	1.65%	-5.89%	to	-5.75%
2021	0.00%	to	0.15%	108,278	15.65	to	33.15	3,524,322	1.86%	28.31%	to	28.51%

AVGI
2025	0.00%			12,729	52.92			673,614	0.62%	16.17%
2024	0.00%			19,616	45.55			881,483	0.73%	25.61%
2023	0.00%	to	0.15%	21,732	17.75	to	36.27	762,759	0.65%	23.18%	to	23.36%
2022	0.00%	to	0.15%	18,724	14.41	to	29.40	519,069	0.38%	-20.67%	to	-20.55%
2021	0.00%	to	0.15%	109,609	18.16	to	37.00	4,035,983	0.76%	27.55%	to	27.74%

AVHY1
2025	0.00%	to	1.30%	185,156	13.76	to	30.18	5,488,613	3.62%	5.35%	to	6.73%
2024	0.00%	to	1.30%	242,997	12.92	to	28.28	6,843,186	6.57%	6.33%	to	7.73%
2023	0.00%	to	1.30%	283,110	12.01	to	26.25	7,409,274	0.71%	8.76%	to	10.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	1.30%	835,555	19.97	to	23.83	19,910,210	2.86%	-10.72%	to	-9.55%
2021	0.00%	to	1.30%	321,530	22.37	to	26.35	8,470,900	5.56%	3.03%	to	4.38%

AVIE
2025	0.00%	to	0.15%	155,298	16.41	to	20.21	3,133,667	1.56%	16.32%	to	16.50%
2024	0.00%	to	0.15%	183,613	14.11	to	17.35	3,169,448	1.92%	0.47%	to	0.62%
2023	0.00%	to	0.15%	249,907	14.04	to	17.24	4,297,263	0.16%	17.97%	to	18.15%
2022	0.00%	to	0.15%	242,008	11.90	to	14.59	3,465,245	1.30%	-18.43%	to	-18.31%
2021	0.00%	to	0.15%	324,423	14.59	to	17.86	5,783,149	1.18%	5.73%	to	5.89%

IS5D2
2025	0.00%	to	0.15%	470,553	14.30	to	14.36	6,757,820	0.00%	12.20%	to	12.37%
2024	0.00%	to	0.15%	229,299	12.75	to	12.78	2,930,709	0.00%	13.56%	to	13.73%
2023	0.00%			89,714	11.24			1,008,332	0.00%	12.39%			*****

IS5J2
2025	0.00%	to	0.15%	386,097	14.47	to	14.54	5,611,634	0.00%	13.18%	to	13.35%
2024	0.00%	to	0.15%	183,638	12.79	to	12.82	2,354,802	0.00%	13.59%	to	13.76%
2023	0.00%	to	0.15%	89,236	11.26	to	11.27	1,005,999	0.00%	12.58%	to	12.73%	*****

IS5M2
2025	0.00%	to	0.15%	604,454	13.82	to	13.88	8,390,554	0.00%	7.09%	to	7.25%
2024	0.00%	to	0.15%	436,378	12.91	to	12.95	5,648,390	0.00%	12.88%	to	13.05%
2023	0.00%	to	0.15%	459,079	11.44	to	11.45	5,256,725	0.00%	14.36%	to	14.51%	*****

IS5S2
2025	0.00%	to	0.15%	479,493	14.05	to	14.11	6,765,417	0.00%	12.46%	to	12.63%
2024	0.00%	to	0.15%	204,170	12.49	to	12.53	2,557,820	0.00%	9.85%	to	10.02%
2023	0.00%	to	0.15%	288,442	11.37	to	11.39	3,284,404	0.00%	13.73%	to	13.88%	*****

IVAVS2
2025	0.00%			171,538	18.52			3,176,475	0.35%	20.76%
2024	0.00%			128	15.33			1,962	0.00%	30.10%
2023	0.00%	to	0.15%	894	11.74	to	11.79	2	0.30%	15.12%	to	15.29%
2022	0.00%			4,418	10.22			45,173	0.30%	-2.86%
2021	0.00%			7,134	10.53			75,092	0.24%	5.25%			*****

IVBRA2
2025	0.00%	to	0.15%	222,052	13.92	to	17.19	3,758,862	3.97%	8.53%	to	8.69%
2024	0.00%	to	0.15%	516,401	12.83	to	15.82	8,124,743	5.80%	3.40%	to	3.56%
2023	0.00%	to	0.15%	543,224	12.41	to	15.27	8,256,545	0.00%	6.24%	to	6.40%
2022	0.00%	to	0.15%	420,312	11.68	to	14.35	6,012,799	6.84%	-14.64%	to	-14.52%
2021	0.00%	to	0.15%	510,601	13.68	to	16.79	8,546,111	2.90%	9.10%	to	9.26%

IVCPB2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%			153,369	11.01			1,688,367	4.04%	6.96%
2024	0.00%			163,101	10.29			1,678,598	3.39%	2.72%
2023	0.00%			183,671	10.02			1,840,196	2.29%	5.85%
2022	0.00%			241,428	9.47			2,285,222	0.44%	-5.35%			*****

IVCPBI
2025	0.00%	to	0.15%	2,676,534	12.05	to	12.89	34,329,881	4.08%	6.93%	to	7.09%
2024	0.00%	to	0.15%	3,066,033	11.27	to	12.04	36,867,209	4.28%	2.90%	to	3.06%
2023	0.00%	to	0.15%	1,995,494	10.95	to	11.68	23,237,653	2.41%	5.98%	to	6.14%
2022	0.00%	to	0.15%	2,085,653	10.34	to	11.00	22,904,967	0.61%	-14.66%	to	-14.54%
2021	0.00%	to	0.15%	1,958,374	12.11	to	12.88	25,178,068	1.57%	-0.80%	to	-0.66%

IVDDI
2024	0.00%	to	0.15%	363,949	17.51	to	34.42	12,166,321	1.89%	13.05%	to	13.22%
2023	0.00%	to	0.15%	426,232	15.49	to	30.40	12,661,753	1.68%	8.88%	to	9.04%
2022	0.00%	to	0.15%	612,503	14.23	to	27.88	16,853,962	2.03%	-1.83%	to	-1.68%
2021	0.00%	to	0.15%	523,291	14.49	to	28.36	14,542,019	2.20%	18.72%	to	18.89%

IVGMMI
2025	0.00%	to	1.30%	4,882	10.17	to	12.15	33,544	4.00%	2.67%	to	4.01%
2024	0.00%	to	1.30%	35,120,768	9.90	to	11.68	409,363,325	4.87%	3.62%	to	4.98%
2023	0.00%	to	1.30%	37,024,620	9.56	to	11.12	410,833,015	4.75%	3.51%	to	4.86%
2022	0.00%	to	1.30%	53,178,226	9.23	to	10.61	563,029,427	1.51%	0.15%	to	1.45%
2021	0.00%	to	1.30%	31,728,414	9.22	to	10.46	330,680,521	0.01%	-1.28%	to	0.01%

IVGS1
2025	0.00%	to	0.15%	919,089	11.33	to	15.81	14,500,763	3.22%	7.21%	to	7.37%
2024	0.00%	to	0.15%	858,063	10.57	to	14.72	12,604,317	2.54%	1.57%	to	1.72%
2023	0.00%	to	0.15%	777,804	10.40	to	14.47	11,178,389	2.18%	4.46%	to	4.62%
2022	0.00%	to	0.15%	592,456	9.96	to	13.83	8,134,937	2.16%	-10.43%	to	-10.29%
2021	0.00%	to	0.15%	589,284	11.12	to	15.42	9,019,624	2.21%	-2.41%	to	-2.27%

IVHS
2025	0.00%	to	0.15%	99,566	18.84	to	52.50	4,036,396	0.00%	15.15%	to	15.33%
2024	0.00%	to	0.15%	104,486	16.36	to	45.52	4,111,787	0.00%	4.01%	to	4.17%
2023	0.00%	to	0.15%	69,322	15.73	to	43.70	2,711,565	0.00%	2.87%	to	3.02%
2022	0.00%	to	0.15%	133,495	15.29	to	42.42	5,203,101	0.00%	-13.45%	to	-13.32%
2021	0.00%	to	0.15%	78,095	17.66	to	48.94	3,668,055	0.19%	12.13%	to	12.30%

IVKEI1
2025	0.00%	to	0.15%	302,646	19.58	to	36.30	10,715,371	2.25%	12.64%	to	12.81%
2024	0.00%	to	0.15%	291,290	17.38	to	32.18	9,134,243	1.80%	11.95%	to	12.12%
2023	0.00%	to	0.15%	325,146	15.53	to	28.70	9,063,776	1.99%	10.39%	to	10.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.15%	326,940	14.07	to	25.96	8,271,175	1.72%	-7.65%	to	-7.51%
2021	0.00%	to	0.15%	308,091	15.23	to	28.07	8,463,995	1.99%	18.47%	to	18.65%

IVMCC2
2025	0.00%	to	0.15%	84,944	19.61	to	44.34	3,686,287	0.10%	8.80%	to	8.97%
2024	0.00%	to	0.15%	91,064	18.02	to	40.69	3,631,741	0.13%	16.62%	to	16.79%
2023	0.00%	to	0.15%	137,037	15.46	to	34.84	4,678,696	0.04%	13.97%	to	14.14%
2022	0.00%	to	0.15%	100,776	13.56	to	30.53	3,046,200	0.07%	-14.58%	to	-14.45%
2021	0.00%	to	0.15%	115,133	15.88	to	35.68	3,999,057	0.28%	22.68%	to	22.86%

IVRE
2025	0.00%	to	1.30%	484,556	11.75	to	34.75	11,575,053	2.05%	6.46%	to	7.85%
2024	0.00%	to	1.30%	497,154	10.91	to	32.64	10,978,282	2.45%	-3.08%	to	-1.80%
2023	0.00%	to	1.30%	603,646	11.13	to	33.68	13,606,707	1.40%	7.64%	to	9.05%
2022	0.00%	to	1.30%	661,114	10.22	to	31.29	13,655,775	2.77%	-25.90%	to	-24.94%
2021	0.00%	to	1.30%	776,368	13.63	to	42.23	21,332,451	2.62%	24.09%	to	25.71%

IVT
2025	0.00%	to	0.15%	212,795	36.59	to	99.28	19,580,137	0.00%	20.29%	to	20.47%
2024	0.00%	to	1.30%	265,834	30.42	to	82.41	20,656,755	0.00%	32.53%	to	34.27%
2023	0.00%	to	1.30%	254,686	22.69	to	61.38	14,679,790	0.00%	45.05%	to	46.94%
2022	0.00%	to	0.15%	161,441	15.46	to	41.77	6,024,132	0.00%	-40.04%	to	-39.95%
2021	0.00%	to	0.15%	160,950	25.79	to	69.56	10,444,396	0.00%	14.24%	to	14.41%

OVGIS
2025	0.00%	to	0.15%	75,464	26.25	to	57.97	3,745,916	0.31%	15.47%	to	15.64%
2024	0.00%	to	0.15%	99,846	22.73	to	50.13	4,228,929	0.00%	23.21%	to	23.39%
2023	0.00%	to	0.15%	109,255	18.45	to	40.62	3,807,970	0.51%	22.65%	to	22.83%
2022	0.00%	to	0.15%	119,580	15.04	to	33.07	3,391,741	1.06%	-20.43%	to	-20.31%
2021	0.00%	to	0.15%	142,465	18.91	to	41.50	5,203,289	0.56%	27.04%	to	27.23%

OVGSS
2025	0.00%	to	0.15%	272,915	23.70	to	45.27	11,327,749	0.00%	14.84%	to	15.01%
2024	0.00%	to	0.15%	304,376	20.64	to	39.36	10,989,625	0.00%	15.61%	to	15.78%
2023	0.00%	to	0.15%	417,492	17.85	to	33.99	13,254,241	0.00%	34.25%	to	34.45%
2022	0.00%	to	0.15%	472,815	13.30	to	25.28	11,098,219	0.00%	-32.04%	to	-31.94%
2021	0.00%	to	0.15%	592,325	19.57	to	37.15	20,813,415	0.00%	15.00%	to	15.17%

OVIGS
2025	0.00%	to	0.15%	252,237	15.17	to	24.91	6,247,617	0.06%	15.36%	to	15.53%
2024	0.00%	to	0.15%	283,930	13.15	to	21.56	6,082,009	0.31%	-1.96%	to	-1.81%
2023	0.00%	to	0.15%	401,256	13.42	to	21.96	8,771,220	0.27%	20.46%	to	20.64%
2022	0.00%	to	0.15%	576,122	11.14	to	18.21	10,224,224	0.00%	-27.27%	to	-27.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	688,846	15.31	to	25.00	16,890,646	0.00%	9.96%	to	10.12%

OVSBS
2025	0.00%	to	0.15%	315,991	11.85	to	14.85	4,531,392	6.05%	12.58%	to	12.75%
2024	0.00%	to	0.15%	161,236	10.52	to	13.17	2,093,049	3.47%	2.64%	to	2.79%
2023	0.00%	to	0.15%	122,705	10.25	to	12.81	1,547,700	0.00%	8.44%	to	8.60%
2022	0.00%	to	0.15%	90,581	9.45	to	11.80	1,048,997	0.00%	-11.85%	to	-11.71%
2021	0.00%	to	0.15%	112,513	10.73	to	13.36	1,461,951	4.66%	-3.71%	to	-3.56%

JABIN
2025	0.00%	to	0.15%	1,338,873	23.30	to	47.91	61,571,720	2.05%	14.93%	to	15.11%
2024	0.00%	to	0.15%	1,336,135	20.28	to	41.63	53,287,359	2.07%	15.25%	to	15.43%
2023	0.00%	to	0.15%	1,384,519	17.59	to	36.06	48,170,229	2.09%	15.24%	to	15.41%
2022	0.00%	to	0.15%	1,535,656	15.27	to	31.25	46,444,210	1.16%	-16.53%	to	-16.40%
2021	0.00%	to	0.15%	1,957,039	18.29	to	37.38	71,192,591	0.91%	17.02%	to	17.20%

JAEI
2025	0.00%	to	1.30%	1,080,784	26.69	to	85.83	79,883,898	0.32%	6.28%	to	7.67%
2024	0.00%	to	1.30%	1,056,638	24.83	to	80.76	72,441,692	0.74%	14.11%	to	15.61%
2023	0.00%	to	1.30%	1,037,830	21.51	to	70.77	61,714,084	0.18%	16.55%	to	18.07%
2022	0.00%	to	1.30%	877,253	18.24	to	60.72	43,995,303	0.20%	-17.02%	to	-15.94%
2021	0.00%	to	1.30%	924,669	21.74	to	73.18	54,410,990	0.32%	15.32%	to	16.83%

JAFBS
2025	0.00%	to	0.15%	1,814,829	11.67	to	13.38	24,155,893	4.64%	7.06%	to	7.22%
2024	0.00%	to	0.15%	1,797,485	10.90	to	12.48	22,385,862	4.16%	1.47%	to	1.63%
2023	0.00%	to	0.15%	1,719,431	10.74	to	12.28	21,064,659	3.81%	5.14%	to	5.29%
2022	0.00%	to	0.15%	1,504,989	10.21	to	11.66	17,493,386	1.84%	-14.03%	to	-13.90%
2021	0.00%	to	0.15%	1,917,349	11.88	to	13.54	25,897,764	1.63%	-1.26%	to	-1.11%

JAFRIN
2025	0.00%	to	0.15%	295,619	37.63	to	93.28	25,673,342	0.31%	17.97%	to	18.14%
2024	0.00%	to	0.15%	250,736	31.90	to	78.96	18,659,215	0.11%	28.27%	to	28.47%
2023	0.00%	to	0.15%	235,764	24.87	to	61.46	13,810,773	0.20%	39.75%	to	39.96%
2022	0.00%	to	0.15%	237,104	17.79	to	43.91	9,828,459	0.17%	-33.65%	to	-33.55%
2021	0.00%	to	0.15%	366,116	26.82	to	66.09	23,172,437	0.00%	22.71%	to	22.90%

JAGRIN
2025	0.00%	to	1.30%	327,611	29.29	to	50.98	16,138,693	0.77%	19.36%	to	20.92%
2024	0.00%	to	1.30%	342,038	24.26	to	42.16	14,014,905	0.74%	21.98%	to	23.58%
2023	0.00%	to	1.30%	247,475	19.66	to	34.12	8,264,007	0.94%	25.15%	to	26.78%
2022	0.00%	to	1.30%	203,543	15.53	to	26.91	5,369,788	1.04%	-20.45%	to	-19.41%
2021	0.00%	to	1.30%	230,905	19.30	to	33.39	7,568,807	0.52%	16.56%	to	18.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

JAGSEI
2025	0.00%			121,621	14.61			1,776,718	0.39%	17.46%
2024	0.00%			22,384	12.44			278,401	0.25%	11.06%
2023	0.00%			1,830	11.20			20,498	0.86%	11.99%			*****

JAGTS
2025	0.00%			1,492	106.81			159,324	0.00%	24.84%
2024	0.00%			1,521	85.56			130,132	0.00%	31.76%
2023	0.00%			1,583	64.94			102,769	0.00%	54.27%
2022	0.00%			1,673	42.09			70,437	0.00%	-37.12%
2021	0.00%			1,720	66.94			115,139	0.13%	17.75%

JAIG
2025	0.00%	to	0.15%	1,076,129	22.30	to	27.77	29,352,281	1.46%	28.68%	to	28.87%
2024	0.00%	to	0.15%	1,176,515	17.33	to	21.55	24,956,246	1.40%	5.68%	to	5.84%
2023	0.00%	to	0.15%	994,358	16.40	to	20.36	20,006,801	1.61%	10.71%	to	10.87%
2022	0.00%	to	0.15%	769,310	14.81	to	18.36	13,966,408	1.85%	-8.74%	to	-8.60%
2021	0.00%	to	0.15%	629,696	16.23	to	20.09	12,504,584	1.27%	13.41%	to	13.58%

JARIN
2025	0.00%	to	1.30%	193,039	37.86	to	86.42	15,764,056	0.12%	16.86%	to	18.39%
2024	0.00%	to	1.30%	202,209	32.03	to	73.00	13,554,717	0.03%	33.56%	to	35.31%
2023	0.00%	to	1.30%	91,565	23.71	to	53.95	4,813,457	0.13%	41.33%	to	43.17%
2022	0.00%	to	1.30%	94,614	16.58	to	37.68	3,493,237	0.14%	-30.80%	to	-29.89%
2021	0.00%	to	1.30%	143,526	23.69	to	53.74	7,631,495	0.10%	18.78%	to	20.33%

JMCVIN
2025	0.00%	to	0.15%	728,945	18.41	to	36.71	24,975,772	1.53%	6.34%	to	6.50%
2024	0.00%	to	0.15%	788,421	17.31	to	34.48	25,523,021	0.97%	12.93%	to	13.11%
2023	0.00%	to	0.15%	795,528	15.33	to	30.48	22,825,359	1.10%	11.23%	to	11.40%
2022	0.00%	to	0.15%	1,019,363	13.78	to	27.36	26,444,105	1.35%	-5.70%	to	-5.56%
2021	0.00%	to	0.15%	1,004,755	14.62	to	28.97	27,207,791	0.45%	19.55%	to	19.73%

JHEVTN
2025	0.10%	to	0.25%	1,388,203	16.45	to	20.97	28,751,457	1.33%	31.67%	to	31.87%
2024	0.10%	to	0.25%	1,366,937	12.49	to	15.90	21,441,710	4.31%	-2.68%	to	-2.54%
2023	0.10%	to	0.25%	1,294,151	12.84	to	16.32	20,809,969	1.63%	14.86%	to	15.04%
2022	0.10%	to	0.25%	1,353,609	11.18	to	14.18	18,913,664	3.69%	-11.85%	to	-11.72%
2021	0.10%	to	0.25%	1,411,276	12.68	to	16.07	22,312,525	2.65%	10.97%	to	11.14%

LZREMS
2025	0.00%	to	0.15%	417,020	17.71	to	47.46	19,647,976	2.83%	41.55%	to	41.77%
2024	0.00%	to	0.15%	440,316	12.51	to	33.48	14,483,256	3.40%	7.27%	to	7.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	564,092	11.66	to	31.16	17,357,791	4.99%	22.09%	to	22.27%
2022	0.00%	to	0.15%	687,525	9.55	to	25.49	17,339,603	3.25%	-15.24%	to	-15.12%
2021	0.00%	to	0.15%	826,006	11.27	to	30.03	24,422,743	1.79%	5.31%	to	5.47%

LZRGDM
2025	0.00%	to	0.15%	26,983	15.81	to	22.62	592,135	1.08%	15.55%	to	15.72%
2024	0.00%	to	0.15%	28,728	13.68	to	19.55	545,770	0.00%	8.43%	to	8.60%
2023	0.00%	to	0.15%	29,518	12.62	to	18.00	516,654	0.00%	10.65%	to	10.81%
2022	0.00%	to	0.15%	41,223	11.40	to	16.24	649,205	0.08%	-17.50%	to	-17.38%
2021	0.00%	to	0.15%	43,616	13.82	to	19.66	824,535	2.02%	11.77%	to	11.94%

LZRIES
2024	0.00%	to	0.15%	467,609	13.82	to	24.38	11,139,884	2.87%	5.47%	to	5.63%
2023	0.00%	to	0.15%	520,615	13.10	to	23.08	11,719,144	1.39%	15.71%	to	15.88%
2022	0.00%	to	0.15%	484,897	11.32	to	19.92	9,393,409	3.66%	-15.14%	to	-15.01%
2021	0.00%	to	0.15%	447,775	13.34	to	23.44	10,278,671	0.88%	5.67%	to	5.83%

LZRUSM
2025	0.00%	to	0.15%	92,414	16.87	to	42.79	3,216,769	0.00%	2.03%	to	2.18%
2024	0.00%	to	0.15%	91,914	16.54	to	41.87	3,080,683	0.00%	10.95%	to	11.12%
2023	0.00%	to	0.15%	99,974	14.91	to	37.68	3,090,825	0.00%	9.86%	to	10.02%
2022	0.00%	to	0.15%	113,697	13.57	to	34.25	3,452,343	0.00%	-15.64%	to	-15.52%
2021	0.00%	to	0.15%	137,654	16.09	to	40.54	5,264,794	0.05%	19.69%	to	19.87%

LPVCAI
2025	0.00%			53,503	42.29			2,262,446	0.00%	13.32%
2024	0.00%			64,921	37.32			2,422,643	0.10%	12.80%
2023	0.00%	to	0.15%	87,274	14.33	to	33.08	2,812,342	0.31%	24.24%	to	24.42%
2022	0.00%	to	0.15%	84,771	11.53	to	26.59	2,212,453	0.46%	-26.52%	to	-26.41%
2021	0.00%	to	0.15%	88,386	15.70	to	36.13	3,108,965	0.17%	10.13%	to	10.30%

LPVCII
2025	0.00%	to	0.15%	333,958	26.21	to	49.46	16,168,819	2.09%	12.45%	to	12.62%
2024	0.00%	to	0.15%	393,058	23.31	to	43.92	16,821,481	1.32%	16.67%	to	16.85%
2023	0.00%	to	0.15%	410,611	19.98	to	37.59	14,947,904	2.23%	14.02%	to	14.19%
2022	0.00%	to	0.15%	408,553	17.52	to	32.91	13,060,149	1.42%	-8.24%	to	-8.10%
2021	0.00%	to	0.15%	364,215	19.09	to	35.82	12,638,877	1.54%	26.61%	to	26.80%

LVCLGI
2025	0.00%	to	0.15%	308,513	32.26	to	78.17	22,322,339	0.00%	8.46%	to	8.62%
2024	0.00%	to	1.30%	381,680	29.74	to	71.97	25,606,363	0.00%	26.23%	to	27.89%
2023	0.00%	to	1.30%	410,690	23.29	to	56.27	22,225,013	0.00%	42.17%	to	44.02%
2022	0.00%	to	0.15%	453,061	16.20	to	39.07	17,194,629	0.00%	-32.35%	to	-32.24%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	533,371	23.94	to	57.67	29,310,206	0.00%	21.76%	to	21.94%

SBVHY
2025	0.00%	to	0.15%	57,707	13.70	to	29.08	1,501,201	6.96%	9.79%	to	9.96%
2024	0.00%	to	0.15%	57,828	12.47	to	26.45	1,374,230	6.04%	6.90%	to	7.06%
2023	0.00%	to	0.15%	60,948	11.67	to	24.70	1,339,842	4.74%	10.10%	to	10.26%
2022	0.00%	to	0.15%	70,971	10.60	to	22.41	1,450,907	5.59%	-13.85%	to	-13.72%
2021	0.00%	to	0.15%	100,813	12.30	to	25.97	2,478,291	3.16%	1.17%	to	1.33%

SBVSG2
2025	0.00%	to	0.15%	538,547	20.72	to	35.08	18,126,364	0.00%	8.81%	to	8.97%
2024	0.00%	to	0.15%	629,628	19.05	to	32.20	19,413,173	0.00%	4.08%	to	4.23%
2023	0.00%	to	0.15%	875,055	18.30	to	30.89	26,293,481	0.00%	7.96%	to	8.12%
2022	0.00%	to	0.15%	923,288	16.95	to	28.57	25,598,684	0.00%	-29.11%	to	-29.01%
2021	0.00%	to	0.15%	1,043,544	23.91	to	40.24	40,080,461	0.00%	12.14%	to	12.31%

LACB2
2025	0.00%	to	0.15%	1,232,799	11.89	to	11.92	14,696,604	1.86%	9.45%	to	9.62%
2024	0.00%	to	0.15%	1,267,356	10.87	to	10.88	13,783,938	1.49%	8.65%	to	8.76%	*****

LACDV2
2024	0.00%	to	1.30%	862,351	10.56	to	10.66	9,190,549	0.78%	5.64%	to	6.58%	*****

LACI2
2025	0.00%	to	1.30%	243,529	11.37	to	11.62	2,810,605	1.13%	14.49%	to	15.98%
2024	0.00%	to	1.30%	313,601	9.93	to	10.02	3,143,012	0.64%	-0.66%	to	0.23%	*****

LACIPS
2025	0.00%	to	0.15%	1,108,838	10.96	to	10.98	12,178,005	7.00%	6.17%	to	6.33%
2024	0.00%	to	0.15%	1,238,828	10.32	to	10.33	12,786,726	3.12%	3.19%	to	3.30%	*****

LACLV2
2025	0.00%	to	0.15%	302,369	12.26	to	12.29	3,716,484	1.36%	15.23%	to	15.40%
2024	0.00%	to	0.15%	582,864	10.64	to	10.65	6,208,485	1.84%	6.42%	to	6.53%	*****

LACMV2
2025	0.00%			188,821	11.64			2,198,617	1.69%	8.99%
2024	0.00%			248,096	10.68			2,650,425	1.90%	6.83%			*****

LACU2
2025	0.00%	to	0.15%	953,809	13.44	to	13.48	12,851,999	0.00%	12.67%	to	12.84%
2024	0.00%	to	0.15%	1,454,034	11.93	to	11.94	17,362,675	0.00%	19.30%	to	19.42%	*****

LACV2
2025	0.00%	to	0.15%	355,534	12.34	to	12.37	4,397,970	1.55%	15.85%	to	16.02%
2024	0.00%	to	0.15%	500,784	10.65	to	10.66	5,339,332	2.12%	6.51%	to	6.62%	*****

LOVBD

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.15%	1,015,451	13.45	to	25.68	25,233,439	6.09%	8.16%	to	8.33%
2024	0.00%	to	0.15%	989,303	12.44	to	23.71	22,773,388	5.61%	6.56%	to	6.72%
2023	0.00%	to	0.15%	1,105,016	11.67	to	22.21	23,920,134	5.24%	6.39%	to	6.55%
2022	0.00%	to	0.15%	1,189,602	10.97	to	20.85	23,939,756	4.55%	-12.93%	to	-12.80%
2021	0.00%	to	0.15%	1,321,219	12.60	to	23.91	30,883,255	2.99%	3.12%	to	3.28%

LOVCDG
2025	0.00%	to	0.15%	116,280	27.81	to	71.08	7,333,310	0.63%	15.81%	to	15.98%
2024	0.00%	to	0.15%	159,914	24.02	to	61.28	8,312,407	0.65%	21.96%	to	22.14%
2023	0.00%	to	0.15%	154,357	19.69	to	50.17	6,718,939	0.83%	16.15%	to	16.33%
2022	0.00%	to	0.15%	153,183	16.95	to	43.13	5,907,596	0.87%	-13.68%	to	-13.55%
2021	0.00%	to	0.15%	167,706	19.64	to	49.89	7,753,767	0.85%	25.43%	to	25.62%

LOVGI
2025	0.00%	to	1.30%	93,372	23.68	to	66.49	4,571,043	0.57%	15.77%	to	17.29%
2024	0.00%	to	1.30%	95,401	20.22	to	57.43	3,981,388	0.75%	19.04%	to	20.60%
2023	0.00%	to	1.30%	112,174	16.79	to	48.25	3,938,926	0.98%	11.73%	to	13.19%
2022	0.00%	to	1.30%	114,580	31.11	to	43.18	3,583,593	1.36%	-10.61%	to	-9.44%
2021	0.00%	to	1.30%	91,728	34.35	to	48.30	3,173,163	1.00%	27.35%	to	29.02%

MEGSS
2025	0.00%	to	0.15%	506,306	35.26	to	41.06	20,580,519	0.00%	11.74%	to	11.90%
2024	0.00%	to	0.15%	544,045	31.55	to	36.69	19,748,251	0.00%	30.95%	to	31.15%
2023	0.00%	to	0.15%	546,014	24.10	to	27.97	15,094,114	0.00%	35.31%	to	35.51%
2022	0.00%	to	0.15%	515,327	17.81	to	20.64	10,510,191	0.00%	-31.91%	to	-31.81%
2021	0.00%	to	0.15%	578,107	26.15	to	30.27	17,373,173	0.00%	23.05%	to	23.24%

MNDSC
2025	0.00%	to	0.15%	385,831	15.88	to	16.02	6,178,615	0.00%	12.39%	to	12.56%
2024	0.00%	to	0.15%	299,759	14.13	to	14.23	4,265,236	0.00%	6.28%	to	6.44%
2023	0.00%	to	0.15%	375,415	13.30	to	13.37	5,018,916	0.00%	14.08%	to	14.25%
2022	0.00%	to	0.15%	242,170	11.66	to	11.70	2,832,897	0.00%	-30.10%	to	-29.99%
2021	0.00%	to	0.15%	249,702	16.68	to	16.72	4,173,088	0.00%	1.42%	to	1.57%

MVFSC
2025	0.00%	to	0.15%	673,885	20.99	to	24.36	16,113,306	1.42%	12.60%	to	12.77%
2024	0.00%	to	0.15%	687,055	18.64	to	21.60	14,575,187	1.36%	11.19%	to	11.35%
2023	0.00%	to	0.15%	726,609	16.76	to	19.40	13,902,513	1.41%	7.47%	to	7.63%
2022	0.00%	to	0.15%	860,756	15.60	to	18.03	15,187,929	1.11%	-6.28%	to	-6.14%
2021	0.00%	to	0.15%	725,974	16.64	to	19.21	13,760,652	1.30%	24.97%	to	25.16%

MVIGSC
2025	0.00%	to	0.15%	876,245	14.71	to	14.80	12,962,591	0.70%	20.63%	to	20.81%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	533,920	12.20	to	12.25	6,538,596	0.88%	8.60%	to	8.76%
2023	0.00%	to	0.15%	270,913	11.23	to	11.26	3,050,369	0.96%	14.22%	to	14.39%
2022	0.00%			192,038	9.84			1,890,396	0.39%	-1.56%			*****
MGRFV
2025	0.00%	to	0.15%	979,064	14.56	to	17.12	16,741,531	4.20%	8.47%	to	8.63%
2024	0.00%	to	0.15%	1,039,952	13.42	to	15.76	16,368,260	1.60%	3.28%	to	3.44%
2023	0.00%	to	0.15%	1,157,941	12.99	to	15.24	17,596,628	1.51%	4.19%	to	4.34%
2022	0.00%	to	0.15%	1,692,195	12.47	to	14.60	24,686,099	1.45%	0.73%	to	0.88%
2021	0.00%	to	0.15%	1,839,400	12.38	to	14.48	26,592,404	0.00%	0.93%	to	1.08%
DTRTFY
2025	0.00%	to	0.15%	3,078,928	11.26	to	11.40	35,072,903	4.04%	7.53%	to	7.69%
2024	0.00%	to	0.15%	3,501,250	10.47	to	10.58	37,000,450	10.68%	3.47%	to	3.63%
2023	0.00%	to	0.15%	2,890,211	10.12	to	10.21	29,495,018	3.45%	5.80%	to	5.96%
2022	0.25%	to	0.40%	3,351,745	9.56	to	9.64	32,068,383	3.21%	-13.18%	to	-13.05%
2021	0.25%	to	0.40%	3,395,799	11.01	to	11.08	37,622,246	2.71%	-0.40%	to	-0.25%
GEM
2025	0.00%			206,442	12.46			2,571,989	0.47%	24.59%
GEM2
2025	0.00%	to	0.15%	188,575	13.49	to	13.56	2,536,239	0.20%	35.57%	to	35.78%
2024	0.00%	to	0.15%	280,996	9.95	to	9.99	2,806,167	1.36%	5.84%	to	6.00%
2023	0.00%	to	0.15%	329,466	9.40	to	9.42	3,104,143	1.57%	3.71%	to	3.86%
2022	0.00%			192,819	9.07			1,749,207	0.82%	-9.28%			*****
GIG
2025	0.00%	to	0.15%	1,479,225	17.10	to	17.17	25,389,013	1.17%	39.08%	to	39.29%
2024	0.00%	to	0.15%	425,306	12.29	to	12.32	5,241,160	3.59%	11.14%	to	11.31%
2023	0.00%	to	0.15%	67,939	11.06	to	11.07	752,108	4.32%	10.62%	to	10.73%	*****
GVEXD
2025	0.00%	to	1.30%	13,989,062	16.41	to	64.11	604,900,554	1.10%	16.18%	to	17.70%
2024	0.00%	to	1.30%	11,740,251	14.12	to	54.46	433,657,837	1.17%	23.26%	to	24.88%
2023	0.00%	to	1.30%	8,787,192	11.46	to	43.61	264,594,079	1.65%	14.59%	to	25.97%
2022	0.00%	to	0.50%	6,469,669	17.17	to	34.62	156,700,763	1.43%	-18.61%	to	-18.20%
2021	0.00%	to	0.50%	6,395,173	21.10	to	42.32	190,457,734	2.48%	27.86%	to	28.50%
GVIXY
2025	0.00%	to	0.15%	9,253,528	18.75	to	20.89	183,584,374	4.57%	30.74%	to	30.94%
2024	0.00%	to	0.15%	7,580,018	14.34	to	15.96	114,979,115	3.81%	3.10%	to	3.25%
2023	0.00%	to	0.15%	6,907,741	13.91	to	15.45	101,595,153	2.80%	17.40%	to	17.71%
2022	0.00%	to	0.50%	6,919,105	11.85	to	13.13	86,672,096	4.29%	-14.57%	to	-14.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.50%	6,167,649	13.87	to	15.29	90,376,385	3.20%	10.43%	to	10.98%

MCIFD
2025	0.00%	to	0.15%	2,660,372	20.65	to	48.18	75,034,685	1.52%	7.11%	to	7.27%
2024	0.00%	to	0.15%	2,202,609	19.28	to	44.91	59,018,908	1.33%	13.48%	to	13.65%
2023	0.00%	to	0.15%	1,828,415	16.99	to	39.51	43,681,924	1.61%	15.93%	to	16.23%
2022	0.00%	to	0.50%	1,385,343	14.65	to	34.00	28,664,072	1.40%	-13.70%	to	-13.27%
2021	0.00%	to	0.50%	1,469,405	16.98	to	39.20	35,248,073	1.42%	23.81%	to	24.43%

MSBF
2025	0.00%	to	0.15%	971,528	12.60	to	12.65	12,289,871	4.18%	7.40%	to	7.56%
2024	0.00%	to	0.15%	723,970	11.73	to	11.76	8,514,270	10.99%	10.18%	to	10.34%
2023	0.00%			72,464	10.66			772,418	6.79%	6.59%			*****

NCPGI
2025	0.00%			14,756	11.17			164,747	0.00%	11.65%			*****

NDES2
2025	0.00%			178,354	14.65			2,612,499	0.00%	46.48%			*****

NFDIW2
2025	0.00%	to	0.15%	120,822	12.67	to	12.68	1,532,461	0.08%	26.71%	to	26.84%	*****

NJMIM2
2025	0.00%			73,550	10.30			757,842	0.82%	3.04%			*****

NNASD2
2025	0.00%	to	0.15%	1,079,478	12.58	to	12.59	13,591,700	0.18%	25.79%	to	25.92%	*****

NVAMVX
2025	0.00%	to	1.30%	1,791,730	11.82	to	14.79	26,485,857	4.36%	18.19%	to	18.81%
2024	0.00%	to	0.15%	255,201	12.41	to	12.45	3,175,578	4.31%	15.31%	to	15.49%
2023	0.00%	to	0.15%	35,840	10.77	to	10.78	386,079	5.08%	7.65%	to	7.76%	*****

NVBXD
2025	0.00%	to	0.15%	9,115,247	11.12	to	17.10	113,561,419	7.63%	6.90%	to	7.06%
2024	0.00%	to	0.15%	6,443,840	10.40	to	15.97	75,327,612	3.80%	0.99%	to	1.14%
2023	0.00%	to	0.15%	3,675,868	10.30	to	15.79	42,699,933	4.09%	5.11%	to	5.38%
2022	0.00%	to	0.50%	1,965,491	9.80	to	14.99	22,465,695	2.43%	-13.66%	to	-13.23%
2021	0.00%	to	0.50%	1,973,500	11.35	to	17.27	26,199,002	2.24%	-2.42%	to	-1.93%

NVCBDY
2025	0.00%	to	0.15%	466,687	10.41	to	10.42	4,862,004	4.24%	4.05%	to	4.19%	*****

NVDCAP
2025	0.00%	to	0.15%	39,477	14.88	to	15.00	590,502	0.00%	15.71%	to	15.88%
2024	0.00%	to	0.15%	34,003	12.86	to	12.95	439,000	0.00%	10.51%	to	10.67%
2023	0.00%	to	0.15%	35,292	11.64	to	11.70	412,073	0.00%	16.39%	to	16.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.15%	34,301	10.00	to	10.03	343,670	0.00%	-17.62%	to	-17.50%
2021	0.00%	to	0.15%	68,472	12.14	to	12.16	832,446	0.40%	12.21%	to	12.38%

NVFIY
2025	0.00%	to	0.15%	747,388	10.90	to	11.01	8,225,346	3.87%	6.72%	to	6.88%
2024	0.00%	to	0.15%	497,373	10.21	to	10.30	5,123,310	4.76%	1.21%	to	1.36%
2023	0.00%	to	0.15%	220,288	10.09	to	10.16	2,238,182	4.30%	5.49%	to	5.64%
2022	0.35%	to	0.50%	119,370	9.57	to	9.62	1,148,115	2.21%	-13.74%	to	-13.61%
2021	0.35%	to	0.50%	123,204	11.09	to	11.14	1,371,642	1.31%	-2.08%	to	-1.93%

NVGEY
2025	0.00%	to	0.15%	365,386	21.26	to	21.47	7,840,660	1.51%	18.39%	to	18.57%
2024	0.00%	to	0.15%	482,623	17.96	to	18.11	8,740,383	2.03%	16.01%	to	16.19%
2023	0.00%	to	0.15%	364,840	15.48	to	15.59	5,686,399	2.25%	20.73%	to	20.91%
2022	0.35%	to	0.50%	249,272	12.82	to	12.89	3,213,476	2.00%	-16.38%	to	-16.26%
2021	0.35%	to	0.50%	307,477	15.33	to	15.39	4,733,268	2.35%	21.81%	to	21.99%

NVIDMP
2025	0.00%	to	0.15%	104,479	14.13	to	14.24	1,486,126	0.00%	14.51%	to	14.68%
2024	0.00%	to	0.15%	93,586	12.34	to	12.41	1,160,848	0.00%	9.01%	to	9.18%
2023	0.00%	to	0.15%	69,500	11.32	to	11.37	789,614	0.00%	14.78%	to	14.95%
2022	0.00%	to	0.15%	230,778	9.86	to	9.89	2,282,276	0.00%	-16.61%	to	-16.49%
2021	0.00%	to	0.15%	230,515	11.82	to	11.84	2,730,009	0.43%	10.27%	to	10.44%

NVIE6
2025	0.00%	to	0.15%	9,105	10.49	to	10.50	95,574	0.10%	4.94%	to	4.97%

NVMIVX
2025	0.00%	to	0.15%	372,361	19.88	to	20.03	7,456,602	2.11%	35.00%	to	35.21%
2024	0.00%	to	0.15%	245,911	14.72	to	14.82	3,642,666	6.15%	4.28%	to	4.44%
2023	0.00%	to	0.15%	221,482	14.12	to	14.19	3,141,434	2.61%	15.50%	to	15.67%
2022	0.00%	to	0.15%	285,062	12.22	to	12.26	3,495,784	4.31%	-6.00%	to	-5.86%
2021	0.00%	to	0.15%	100,936	13.00	to	13.03	1,315,012	3.57%	10.41%	to	10.58%

NVMLG1
2025	0.00%	to	0.15%	386,796	17.55	to	17.62	6,811,480	3.89%	14.03%	to	14.20%
2024	0.00%	to	0.15%	241,251	15.39	to	15.43	3,716,923	0.88%	25.87%	to	26.06%
2023	0.00%	to	0.15%	57,495	12.22	to	12.24	703,311	2.94%	22.24%	to	22.36%	*****

NVMMG2
2025	0.00%			6,511	9.06			58,973	0.00%	5.62%
2024	0.00%			12,009	8.58			102,987	0.00%	18.08%
2023	0.00%	to	0.15%	12,226	7.23	to	7.26	88,764	0.00%	20.26%	to	20.44%
2022	0.00%	to	0.15%	19,067	6.01	to	6.03	114,958	0.00%	-37.91%	to	-37.82%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	29,015	9.69	to	9.70	281,351	0.00%	-3.12%	to	-3.03%	*****

NVMMV1
2025	0.00%	to	0.15%	140,634	16.69	to	16.90	2,374,804	0.96%	2.24%	to	2.39%
2024	0.00%	to	0.15%	145,440	16.32	to	16.51	2,398,756	1.12%	8.38%	to	8.54%
2023	0.00%	to	0.15%	172,743	15.06	to	15.21	2,625,781	1.45%	8.65%	to	8.82%
2022	0.00%	to	0.15%	221,540	13.86	to	13.98	3,095,340	1.64%	-2.74%	to	-2.59%
2021	0.00%			171,649	14.35			2,463,212	0.92%	24.20%

NVNSR1
2025	0.00%	to	0.15%	243,252	19.30	to	19.55	4,754,783	1.26%	1.98%	to	2.14%
2024	0.00%	to	0.15%	186,801	18.93	to	19.15	3,574,927	0.27%	8.47%	to	8.63%
2023	0.00%	to	0.15%	195,338	17.45	to	17.62	3,441,407	0.44%	20.41%	to	20.59%
2022	0.00%	to	0.15%	183,406	14.49	to	14.61	2,679,503	0.49%	-23.03%	to	-22.92%
2021	0.00%	to	0.15%	167,147	18.83	to	18.96	3,168,054	0.27%	26.62%	to	26.81%

NVOLG1
2025	0.00%	to	1.30%	832,814	12.12	to	12.22	10,179,810	3.35%	21.18%	to	22.24%	*****

NVSIXD
2025	0.00%	to	0.15%	5,998,471	18.92	to	38.46	146,535,996	1.23%	12.38%	to	12.54%
2024	0.00%	to	0.15%	5,473,216	16.84	to	34.17	119,960,732	1.30%	11.18%	to	11.35%
2023	0.00%	to	0.15%	5,013,910	15.14	to	30.69	98,218,941	1.45%	16.39%	to	16.69%
2022	0.00%	to	0.50%	5,234,656	13.01	to	26.30	88,089,929	1.15%	-20.86%	to	-20.46%
2021	0.00%	to	0.50%	4,725,404	16.44	to	33.06	101,238,327	1.15%	13.97%	to	14.54%

NVSTB1
2025	0.00%	to	0.15%	170,023	10.37	to	10.38	1,764,392	7.82%	3.67%	to	3.78%	*****

SAMY
2025	0.00%	to	0.15%	78,194,840	11.74	to	11.86	924,998,213	3.95%	3.91%	to	4.07%
2024	0.00%	to	0.15%	38,148,017	11.30	to	11.40	434,146,343	4.91%	4.88%	to	5.04%
2023	0.00%	to	0.15%	32,994,767	10.77	to	10.85	357,661,766	4.79%	4.75%	to	4.90%
2022	0.00%	to	0.15%	38,475,393	10.28	to	10.34	397,596,105	1.60%	1.25%	to	1.40%
2021	0.00%	to	0.15%	19,126,510	10.15	to	10.20	195,044,486	0.00%	-0.15%	to	0.00%

SCVF
2025	0.00%	to	0.15%	22,368	11.74	to	11.75	262,878	1.62%	17.41%	to	17.53%	*****

TRF
2025	0.00%	to	0.15%	226,909	22.49	to	22.75	5,158,728	0.82%	16.31%	to	16.49%
2024	0.00%	to	0.15%	290,265	19.34	to	19.53	5,665,621	1.12%	13.48%	to	13.66%
2023	0.00%	to	0.15%	355,260	17.04	to	17.19	6,099,852	1.47%	8.11%	to	8.27%
2022	0.00%	to	0.15%	301,124	15.76	to	15.87	4,777,763	1.46%	-8.58%	to	-8.44%
2021	0.00%	to	0.15%	179,094	17.24	to	17.34	3,104,435	0.48%	21.70%	to	21.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

AMCG
2025	0.00%	to	0.15%	82,381	24.50	to	75.93	5,623,136	0.00%	5.29%	to	5.45%
2024	0.00%	to	0.15%	59,949	23.27	to	72.00	4,005,271	0.00%	23.83%	to	24.02%
2023	0.00%	to	0.15%	45,928	18.79	to	58.06	2,447,609	0.00%	17.97%	to	18.15%
2022	0.00%	to	0.15%	49,034	15.93	to	49.14	2,228,134	0.00%	-28.84%	to	-28.73%
2021	0.00%	to	0.15%	65,652	22.38	to	68.95	4,177,307	0.00%	12.82%	to	12.99%

AMRI
2025	0.00%	to	0.15%	62,806	16.74	to	43.80	2,691,684	0.45%	11.39%	to	11.56%
2024	0.00%	to	0.15%	70,474	15.02	to	39.26	2,705,790	0.67%	8.66%	to	8.82%
2023	0.00%	to	0.15%	87,442	13.83	to	36.08	3,028,052	0.96%	10.84%	to	11.00%
2022	0.00%	to	0.15%	123,315	12.48	to	32.50	3,918,705	0.47%	-9.89%	to	-9.75%
2021	0.00%	to	1.30%	134,392	13.84	to	43.60	4,577,924	0.63%	31.08%	to	32.80%

AMSRS
2025	0.00%			31,978	73.78			2,333,186	0.00%	13.74%
2024	0.00%			36,413	64.87			2,362,044	0.22%	25.84%
2023	0.00%			41,369	51.55			2,132,436	0.34%	26.90%
2022	0.00%			43,981	40.62			1,786,553	0.44%	-18.45%
2021	0.00%			46,251	49.81			2,303,852	0.36%	23.48%

AMTB
2025	0.00%	to	0.15%	387,071	12.17	to	15.24	5,831,245	5.14%	5.55%	to	5.71%
2024	0.00%	to	0.15%	351,169	11.53	to	14.42	4,982,028	5.57%	5.94%	to	6.10%
2023	0.00%	to	0.15%	405,900	10.89	to	13.59	5,392,371	4.25%	5.74%	to	5.90%
2022	0.00%	to	0.15%	341,725	10.30	to	12.84	4,201,215	2.52%	-5.33%	to	-5.19%
2021	0.00%	to	0.15%	750,979	10.88	to	13.54	10,070,374	2.72%	0.59%	to	0.74%

NALCV
2025	0.00%			3,873	11.28			43,686	1.63%	14.16%
2024	0.00%			3,984	9.88			39,369	0.00%	-1.19%			*****

NALG
2025	0.00%			111,743	12.14			1,356,373	2.34%	17.02%
2024	0.00%			160,481	10.37			1,664,697	0.00%	3.73%			*****

NAMG
2025	0.00%	to	0.15%	141,735	10.20	to	10.22	1,448,285	2.70%	2.02%	to	2.17%
2024	0.00%	to	0.15%	168,429	10.00			1,684,586	0.00%	-0.01%	to	0.02%	*****

NASCV
2025	0.00%	to	0.15%	64,742	10.40	to	10.42	670,922	1.04%	3.14%	to	3.30%
2024	0.00%	to	0.15%	88,772	10.08	to	10.09	895,396	0.00%	0.84%	to	0.87%	*****

NASG

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%			210	10.66			2,240	2.76%	6.51%
2024	0.00%			213	10.01			2,135	0.00%	0.10%			*****

NAWEI
2025	0.00%			7,550	11.98			90,479	1.99%	22.75%
2024	0.00%			7,724	9.76			75,411	0.00%	-2.37%			*****

DWVSVS
2025	0.00%	to	0.15%	420,823	16.94	to	21.87	9,098,701	0.96%	7.67%	to	7.83%
2024	0.00%	to	0.15%	471,653	15.74	to	20.29	9,391,611	1.01%	10.85%	to	11.02%
2023	0.00%	to	0.15%	533,577	14.20	to	18.27	9,628,841	0.64%	8.93%	to	9.10%
2022	0.00%	to	0.15%	527,833	13.03	to	16.75	8,714,755	0.68%	-12.49%	to	-12.36%
2021	0.00%	to	0.15%	617,359	14.89	to	19.11	11,636,663	0.73%	33.81%	to	34.01%

WRASP
2025	0.00%	to	0.15%	229,740	20.20	to	27.65	6,319,519	1.23%	16.49%	to	16.66%
2024	0.00%	to	0.15%	261,980	17.34	to	23.70	6,192,915	1.91%	12.27%	to	12.44%
2023	0.00%	to	0.15%	263,351	15.45	to	21.08	5,536,289	2.52%	13.77%	to	13.94%
2022	0.00%	to	0.15%	188,317	13.58	to	18.50	3,470,278	1.54%	-14.87%	to	-14.74%
2021	0.00%	to	0.15%	213,305	15.95	to	21.70	4,624,160	1.64%	10.28%	to	10.44%

WRBDP
2025	0.00%	to	0.15%	508,303	12.02	to	15.75	7,977,745	5.19%	6.32%	to	6.48%
2024	0.00%	to	0.15%	437,436	11.31	to	14.79	6,466,119	3.28%	2.29%	to	2.45%
2023	0.00%	to	0.15%	693,614	11.06	to	14.44	10,013,489	2.83%	7.01%	to	7.17%
2022	0.00%			448,379	13.47			6,039,925	2.10%	-15.79%
2021	0.00%	to	0.15%	566,951	12.29	to	16.00	9,055,054	2.42%	-0.99%	to	-0.85%

WRBP
2025	0.00%	to	0.15%	89,557	20.58	to	40.24	3,567,528	1.26%	11.62%	to	11.79%
2024	0.00%	to	0.15%	84,961	18.43	to	35.99	3,053,753	1.37%	15.42%	to	15.60%
2023	0.00%	to	0.15%	92,967	15.97	to	31.14	2,890,952	0.77%	15.86%	to	16.03%
2022	0.00%	to	0.15%	92,366	13.78	to	26.84	2,475,615	1.06%	-16.19%	to	-16.06%
2021	0.00%	to	0.15%	96,721	16.45	to	31.97	3,082,703	1.01%	15.79%	to	15.97%

WRENG
2025	0.00%	to	0.15%	119,885	10.17	to	12.35	1,460,475	0.90%	11.72%	to	11.89%
2024	0.00%	to	0.15%	131,055	9.11	to	11.04	1,424,968	3.94%	-5.74%	to	-5.60%
2023	0.00%	to	0.15%	348,903	9.66	to	11.69	4,057,214	3.35%	3.86%	to	4.02%
2022	0.00%	to	0.15%	526,726	9.30	to	11.24	5,866,735	3.34%	50.25%	to	50.47%
2021	0.00%	to	0.15%	330,172	6.19	to	7.47	2,462,200	1.63%	41.78%	to	42.00%

WRGNR
2025	0.00%	to	0.15%	439,029	12.62	to	16.61	5,564,739	0.00%	37.55%	to	37.75%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	197,905	9.16	to	12.07	1,821,022	6.36%	-0.73%	to	-0.58%
2023	0.00%	to	0.15%	213,215	9.22	to	12.16	1,990,883	2.51%	1.43%	to	1.59%
2022	0.00%	to	0.15%	367,461	9.07	to	11.99	3,397,405	1.82%	17.60%	to	17.78%
2021	0.00%	to	0.15%	259,694	7.70	to	10.20	2,021,219	1.51%	26.49%	to	26.68%

WRHIP
2025	0.00%	to	0.15%	212,635	14.11	to	26.63	5,587,208	6.63%	7.00%	to	7.17%
2024	0.00%	to	0.15%	257,996	13.18	to	24.85	6,343,890	6.03%	6.03%	to	6.19%
2023	0.00%	to	0.15%	354,930	12.43	to	23.40	8,238,839	6.92%	11.58%	to	11.75%
2022	0.00%	to	0.15%	348,942	11.14	to	20.94	7,178,458	5.61%	-11.10%	to	-10.97%
2021	0.00%	to	0.15%	806,204	12.53	to	23.52	18,871,195	8.52%	5.90%	to	6.06%

WRIP
2025	0.00%			7,544	12.72			95,983	0.19%	17.92%
2024	0.00%			7,546	10.79			81,413	0.90%	7.89%			*****

WRLTBP
2025	0.00%	to	0.15%	193,572	11.83	to	12.49	2,407,212	4.29%	4.54%	to	4.70%
2024	0.00%	to	0.15%	227,154	11.32	to	11.93	2,684,815	4.93%	4.18%	to	4.33%
2023	0.00%	to	0.15%	336,556	10.87	to	11.43	3,812,388	1.90%	4.68%	to	4.84%
2022	0.00%	to	0.15%	298,061	10.38	to	10.91	3,221,044	1.19%	-4.44%	to	-4.30%
2021	0.00%	to	0.15%	363,618	10.86	to	11.40	4,141,306	1.56%	-0.64%	to	-0.49%

WRMCG
2025	0.00%	to	0.15%	196,256	23.45	to	56.66	10,536,571	0.00%	1.03%	to	1.18%
2024	0.00%	to	0.15%	284,232	23.22	to	56.00	15,028,235	0.00%	2.05%	to	2.20%
2023	0.00%	to	0.15%	317,553	22.75	to	54.79	16,752,377	0.00%	19.44%	to	19.61%
2022	0.00%	to	0.15%	350,376	19.05	to	45.81	15,410,983	0.00%	-30.90%	to	-30.79%
2021	0.00%	to	0.15%	403,221	27.56	to	66.19	25,621,936	0.00%	16.18%	to	16.36%

WRSTP
2025	0.00%	to	0.15%	208,435	41.69	to	111.01	20,840,501	0.00%	33.17%	to	33.36%
2024	0.00%	to	0.15%	126,660	31.31	to	83.24	9,645,398	0.00%	30.40%	to	30.59%
2023	0.00%	to	0.15%	136,901	24.01	to	63.74	7,996,691	0.00%	38.85%	to	39.06%
2022	0.00%	to	0.15%	150,812	17.29	to	45.84	6,449,611	0.00%	-31.94%	to	-31.84%
2021	0.00%	to	0.15%	168,470	25.41	to	67.25	10,577,109	0.00%	14.99%	to	15.17%

WRVP
2025	0.00%	to	0.15%	47,125	20.15	to	44.83	1,949,559	2.29%	9.25%	to	9.41%
2024	0.00%	to	0.15%	52,408	18.44	to	40.98	1,998,573	1.42%	6.31%	to	6.47%
2023	0.00%	to	0.15%	50,764	17.35	to	38.49	1,797,535	1.28%	8.19%	to	8.35%
2022	0.00%	to	0.15%	29,692	16.04	to	35.52	1,021,412	1.35%	-5.14%	to	-5.00%
2021	0.00%	to	0.15%	57,142	16.90	to	37.39	2,095,470	1.90%	30.98%	to	31.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NOTAG1
2025	0.00%			418	34.46			14,412	1.44%	19.17%
2024	0.00%			418	28.92			12,094	1.38%	12.21%
2023	0.00%			418	25.77			10,780	0.47%	17.77%
2022	0.00%			4,110	21.89			89,938	1.35%	-15.74%
2021	0.00%			4,113	25.98			106,832	0.65%	19.66%

NOTAG2
2025	0.00%	to	0.15%	133,587	18.93	to	19.12	2,553,714	1.66%	18.65%	to	18.83%
2024	0.00%	to	0.15%	94,729	15.95	to	16.09	1,524,113	1.72%	11.82%	to	11.99%
2023	0.00%	to	0.15%	41,882	14.27	to	14.37	601,663	1.04%	17.19%	to	17.37%
2022	0.00%			39,834	12.24			487,642	1.29%	-15.88%
2021	0.00%			34,328	14.55			499,544	0.54%	19.31%

NOTB1
2025	0.00%			9	19.45			168	3.18%	9.35%
2024	0.00%			9	17.79			154	0.02%	6.38%
2023	0.00%			9,267	16.72			154,974	0.51%	9.50%
2022	0.00%			9,283	15.27			141,761	20.15%	-11.75%
2021	0.00%			9,298	17.31			160,902	1.35%	8.80%

NOTB2
2025	0.00%			39,026	18.76			732,199	2.89%	9.03%
2024	0.00%			38,925	17.21			669,804	1.21%	6.09%
2023	0.00%			105,568	16.22			1,712,239	0.43%	9.03%
2022	0.00%			62,374	14.88			927,837	15.72%	-11.85%
2021	0.00%	to	0.15%	98,261	13.09	to	16.87	1,651,581	1.37%	8.41%	to	8.57%

NOTBE2
2025	0.00%			273,984	15.11			4,139,935	2.41%	12.85%
2024	0.00%			96,052	13.39			1,286,065	1.98%	6.86%
2023	0.00%			102,609	12.53			1,285,684	2.23%	11.39%
2022	0.00%			30,786	11.25			346,296	1.35%	-11.15%
2021	0.00%			45,425	12.66			575,108	0.86%	9.62%

NOTC2
2025	0.00%			189,564	18.42			3,492,673	2.84%	10.15%
2024	0.00%			112,918	16.73			1,888,819	2.43%	6.00%
2023	0.00%	to	0.15%	114,033	12.71	to	15.78	1,786,485	1.95%	9.03%	to	9.19%
2022	0.00%	to	0.15%	114,483	11.66	to	14.45	1,642,876	1.85%	-8.99%	to	-8.85%
2021	0.00%			98,591	15.86			1,563,251	0.79%	6.45%

NOTG1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.10%	231,104	17.06	to	20.27	4,248,622	2.21%	11.84%	to	11.95%
2024	0.00%	to	0.10%	337,341	15.25	to	18.10	5,600,437	2.03%	7.89%	to	8.00%
2023	0.00%	to	0.10%	512,466	14.14	to	16.76	7,970,914	0.54%	11.25%	to	11.36%
2022	0.00%	to	0.10%	1,235,188	12.71	to	15.05	17,459,868	8.39%	-13.54%	to	-13.45%
2021	0.00%	to	0.10%	1,613,808	14.70	to	17.39	26,485,186	1.29%	12.68%	to	12.79%

NOTG2
2025	0.00%	to	0.15%	89,687	15.98	to	19.55	1,744,276	2.21%	11.49%	to	11.65%
2024	0.00%	to	0.15%	81,520	14.33	to	17.51	1,420,078	2.36%	7.55%	to	7.71%
2023	0.00%	to	0.15%	77,112	13.33	to	16.26	1,247,763	0.47%	10.97%	to	11.14%
2022	0.00%	to	0.15%	78,249	12.01	to	14.63	1,139,579	8.60%	-13.85%	to	-13.73%
2021	0.00%	to	0.15%	43,756	13.94	to	16.96	734,295	1.04%	12.42%	to	12.59%

NOTGR1
2025	0.00%			47,900	33.52			1,605,491	1.54%	18.31%
2024	0.00%			47,912	28.33			1,357,339	1.51%	11.09%
2023	0.00%			47,925	25.50			1,222,183	1.45%	16.41%
2022	0.00%			47,940	21.91			1,050,262	1.97%	-14.55%
2021	0.00%			44,401	25.64			1,138,406	0.88%	16.89%

NOTGR2
2025	0.00%	to	0.15%	259,638	17.71	to	32.16	7,061,979	1.64%	17.81%	to	17.99%
2024	0.00%	to	0.15%	95,067	15.03	to	27.26	2,075,656	1.32%	10.62%	to	10.79%
2023	0.00%	to	0.15%	110,178	13.59	to	24.60	2,222,448	1.23%	15.91%	to	16.09%
2022	0.00%	to	0.15%	131,056	11.72	to	21.19	2,349,485	1.70%	-14.83%	to	-14.70%
2021	0.00%			70,052	24.85			1,740,558	0.82%	16.52%

NOTMD1
2021	0.00%			10,579	21.04			222,592	0.57%	13.12%

NOTMD2
2025	0.00%	to	0.15%	191,100	16.07	to	25.36	4,462,399	2.20%	14.96%	to	15.13%
2024	0.00%	to	0.15%	89,565	13.98	to	22.03	1,679,439	1.83%	8.67%	to	8.84%
2023	0.00%	to	0.15%	97,581	12.87	to	20.24	1,773,109	1.85%	13.30%	to	13.47%
2022	0.00%			62,561	17.84			1,115,945	1.46%	-12.90%
2021	0.00%			63,101	20.48			1,292,262	0.92%	12.82%

NOTMG1
2025	0.00%			14,008	21.33			298,773	2.97%	10.58%
2024	0.00%			15,060	19.29			290,454	2.67%	7.89%
2023	0.00%			17,675	17.88			315,968	0.63%	10.62%
2022	0.00%			20,166	16.16			325,876	12.49%	-13.22%
2021	0.00%			62,641	18.62			1,166,522	1.35%	11.38%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NOTMG2
2025	0.00%	to	0.15%	75,747	15.45	to	20.60	1,556,512	1.81%	10.19%	to	10.36%
2024	0.00%	to	0.15%	22,806	14.02	to	18.67	422,046	2.61%	7.42%	to	7.58%
2023	0.00%	to	0.15%	21,095	13.05	to	17.35	362,824	0.37%	10.17%	to	10.33%
2022	0.00%	to	0.15%	40,253	11.85	to	15.73	628,661	13.63%	-13.48%	to	-13.35%
2021	0.00%	to	0.15%	57,196	13.69	to	18.15	1,035,387	1.20%	10.89%	to	11.06%

NOTMR1
2025	0.00%			10,637	22.64			240,834	2.30%	13.17%
2024	0.00%			10,728	20.01			214,637	2.16%	7.04%
2023	0.00%			10,821	18.69			202,255	1.95%	11.75%
2022	0.00%			10,917	16.72			182,579	1.68%	-10.99%
2021	0.00%			11,013	18.79			206,930	0.95%	9.97%

NOVPDI
2025	0.00%	to	1.30%	24,541	13.59	to	20.96	496,388	1.24%	15.68%	to	17.19%
2024	0.00%	to	1.30%	25,761	11.62	to	17.89	441,875	1.54%	11.29%	to	12.76%
2023	0.00%	to	1.30%	30,424	10.32	to	15.86	465,767	1.71%	-2.85%	to	-1.58%
2022	0.00%	to	1.30%	43,743	10.50	to	16.12	651,573	1.33%	-11.51%	to	-10.35%
2021	0.00%	to	1.30%	85,411	11.73	to	17.98	1,309,522	1.18%	28.62%	to	30.30%

NOVPM
2025	0.00%	to	1.30%	70,161	21.18	to	36.67	2,407,874	0.00%	21.92%	to	23.52%
2024	0.00%	to	1.30%	50,719	17.17	to	29.69	1,434,521	0.00%	21.43%	to	23.03%
2023	0.00%	to	1.30%	59,058	13.98	to	24.13	1,376,562	0.00%	18.27%	to	19.81%
2022	0.00%	to	1.30%	80,322	11.68	to	20.14	1,548,330	0.00%	-23.56%	to	-22.56%
2021	0.00%	to	1.30%	181,397	15.11	to	26.01	4,550,572	0.00%	27.99%	to	29.66%

MNCPS
2025	0.00%	to	0.15%	470,910	21.93	to	22.22	10,446,058	3.56%	15.93%	to	16.11%
2024	0.00%	to	0.15%	673,793	18.92	to	19.14	12,881,253	3.08%	8.21%	to	8.37%
2023	0.00%	to	0.15%	659,430	17.48	to	17.66	11,633,027	2.02%	8.42%	to	8.58%
2022	0.00%	to	0.15%	824,679	16.13	to	16.26	13,410,788	3.19%	-13.02%	to	-12.89%
2021	0.00%	to	0.15%	1,077,901	18.54	to	18.67	20,113,522	0.89%	8.81%	to	8.98%

PMUBAM
2025	0.00%	to	0.15%	1,275,123	13.04	to	15.16	19,307,189	5.52%	7.94%	to	8.11%
2024	0.00%	to	0.15%	1,115,320	12.08	to	14.02	15,582,547	4.77%	5.45%	to	5.61%
2023	0.00%	to	0.15%	1,072,278	11.46	to	13.28	14,138,050	3.69%	6.93%	to	7.09%
2022	0.00%	to	0.15%	1,094,378	10.71	to	12.40	13,530,998	2.72%	-6.50%	to	-6.36%
2021	0.00%			951,622	13.24			12,600,574	2.09%	1.29%

PMVAAA

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.15%	577,093	15.98	to	27.17	15,443,397	4.66%	14.03%	to	14.20%
2024	0.00%	to	0.15%	714,897	14.01	to	23.79	16,798,724	6.57%	3.59%	to	3.74%
2023	0.00%	to	0.15%	892,937	13.53	to	22.93	20,142,987	3.07%	7.98%	to	8.14%
2022	0.00%	to	0.15%	854,907	12.53	to	21.20	17,749,204	8.32%	-11.98%	to	-11.84%
2021	0.00%	to	0.15%	590,054	14.23	to	24.05	13,737,165	11.41%	16.06%	to	16.23%

PMVAAI
2025	0.00%			48,507	15.53			753,423	4.77%	14.34%
2024	0.00%			48,523	13.58			659,159	6.57%	3.95%
2023	0.00%			48,541	13.07			634,347	3.08%	8.28%
2022	0.00%			48,560	12.07			586,064	7.81%	-11.66%
2021	0.00%			48,580	13.66			663,661	11.12%	16.41%

PMVEBA
2025	0.00%	to	0.15%	954,305	13.49	to	27.17	25,580,473	6.90%	14.81%	to	14.98%
2024	0.00%	to	0.15%	835,605	11.75	to	23.63	19,341,217	6.43%	7.36%	to	7.52%
2023	0.00%	to	0.15%	1,050,619	10.95	to	21.98	22,596,555	5.66%	10.93%	to	11.10%
2022	0.00%	to	0.15%	1,241,713	9.87	to	19.78	24,138,743	4.83%	-15.84%	to	-15.71%
2021	0.00%	to	0.15%	971,853	11.73	to	23.47	22,409,190	4.49%	-2.71%	to	-2.56%

PMVFBA
2025	0.00%	to	0.15%	336,326	10.13	to	13.67	4,585,868	3.50%	9.97%	to	10.14%
2024	0.00%	to	0.15%	372,692	9.22	to	12.41	4,613,560	3.37%	-3.55%	to	-3.40%
2023	0.00%	to	0.15%	471,829	9.56	to	12.85	6,047,683	2.52%	6.05%	to	6.21%
2022	0.00%	to	0.15%	469,517	9.01	to	12.10	5,665,674	1.59%	-19.10%	to	-18.98%
2021	0.00%	to	0.15%	351,785	11.14	to	14.93	5,236,485	5.76%	-7.66%	to	-7.52%

PMVFHA
2025	0.00%	to	0.15%	2,095,910	12.22	to	23.08	47,944,350	3.48%	3.79%	to	3.95%
2024	0.00%	to	0.15%	2,054,919	11.77	to	22.21	45,201,607	3.62%	5.30%	to	5.46%
2023	0.00%	to	0.15%	2,011,233	11.18	to	21.06	41,968,623	2.59%	8.85%	to	9.01%
2022	0.00%	to	0.15%	1,659,841	10.27	to	19.32	31,672,471	1.48%	-10.29%	to	-10.15%
2021	0.00%	to	0.15%	1,876,257	11.45	to	21.50	39,765,614	1.58%	-2.10%	to	-1.96%

PMVGBA
2025	0.00%	to	0.15%	274,810	11.69	to	19.17	5,187,689	4.53%	12.58%	to	12.75%
2024	0.00%	to	0.15%	197,225	10.39	to	17.00	3,337,897	3.55%	-0.65%	to	-0.50%
2023	0.00%	to	0.15%	163,188	10.45	to	17.08	2,772,010	2.25%	5.10%	to	5.25%
2022	0.00%	to	0.15%	185,525	9.95	to	16.23	2,994,077	1.48%	-11.14%	to	-11.00%
2021	0.00%	to	0.15%	224,337	11.19	to	18.24	4,033,587	5.03%	-4.30%	to	-4.16%

PMVHYA
2025	0.00%	to	0.15%	1,283,244	14.61	to	29.50	37,745,944	6.28%	8.79%	to	8.95%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	1,714,852	13.43	to	27.07	45,634,941	5.86%	6.72%	to	6.88%
2023	0.00%	to	0.15%	1,421,185	12.58	to	25.33	35,369,616	5.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	1,297,043	11.23	to	22.57	28,887,854	5.08%	-10.42%	to	-10.28%
2021	0.00%	to	0.15%	1,297,505	12.54	to	25.16	32,285,076	4.45%	3.48%	to	3.63%

PMVID
2025	0.00%	to	0.15%	17,442,477	14.20	to	15.65	272,076,048	5.17%	10.03%	to	10.19%
2024	0.00%	to	0.15%	14,667,403	12.90	to	14.20	207,691,775	5.88%	5.25%	to	5.41%
2023	0.00%	to	0.15%	12,367,515	12.26	to	13.47	166,178,267	5.29%	8.07%	to	8.24%
2022	0.00%	to	0.15%	11,327,761	11.34	to	12.45	140,654,370	3.72%	-7.91%	to	-7.78%
2021	0.00%	to	0.15%	11,915,484	12.32	to	13.50	160,492,423	2.89%	1.84%	to	2.00%

PMVLDA
2025	0.00%	to	0.15%	1,505,565	11.56	to	16.56	24,729,784	3.95%	5.36%	to	5.52%
2024	0.00%	to	0.15%	1,837,842	10.98	to	15.69	28,583,711	3.99%	4.34%	to	4.50%
2023	0.00%	to	0.15%	1,930,144	10.52	to	15.02	28,692,648	3.59%	4.81%	to	4.96%
2022	0.00%	to	0.15%	2,119,123	10.04	to	14.31	29,919,773	1.65%	-5.88%	to	-5.74%
2021	0.00%	to	0.15%	2,265,678	10.66	to	15.18	33,775,726	0.52%	-1.08%	to	-0.93%

PMVLGA
2025	0.00%	to	0.15%	827,041	9.56	to	19.45	15,511,509	3.28%	6.13%	to	6.29%
2024	0.00%	to	0.15%	882,841	9.01	to	18.30	15,506,606	2.71%	-6.15%	to	-6.01%
2023	0.00%	to	0.15%	1,029,096	9.60	to	19.47	19,098,453	2.38%	3.82%	to	3.98%
2022	0.00%	to	0.15%	677,538	9.25	to	18.72	12,095,060	2.06%	-28.98%	to	-28.87%
2021	0.00%	to	0.15%	727,756	13.02	to	26.32	18,781,478	1.57%	-4.93%	to	-4.78%

PMVRRA
2025	0.00%	to	0.15%	1,368,642	12.63	to	20.26	27,379,483	3.33%	7.68%	to	7.84%
2024	0.00%	to	0.15%	1,253,419	11.73	to	18.79	23,326,807	2.61%	1.97%	to	2.13%
2023	0.00%	to	0.15%	1,426,791	11.50	to	18.40	26,069,290	3.00%	3.51%	to	3.67%
2022	0.00%	to	0.15%	1,683,629	11.11	to	17.75	29,511,950	7.13%	-12.04%	to	-11.90%
2021	0.00%	to	0.15%	1,813,386	12.63	to	20.14	36,158,027	4.89%	5.43%	to	5.59%

PMVRSA
2025	0.00%	to	0.15%	1,454,194	11.13	to	16.67	16,212,446	2.83%	18.62%	to	18.79%
2024	0.00%	to	0.15%	1,321,847	9.37	to	14.05	12,427,362	2.24%	4.00%	to	4.16%
2023	0.00%	to	0.15%	1,230,239	8.99	to	13.51	11,192,540	16.59%	-7.99%	to	-7.85%
2022	0.00%	to	0.15%	1,329,831	9.76	to	14.69	13,238,410	23.25%	8.45%	to	8.61%
2021	0.00%	to	0.15%	1,352,115	8.98	to	13.54	12,375,424	4.30%	33.14%	to	33.34%

PMVTRA
2025	0.00%	to	0.15%	8,045,639	11.89	to	21.75	172,665,148	4.10%	8.73%	to	8.89%
2024	0.00%	to	0.15%	7,371,580	10.93	to	19.97	145,473,845	4.04%	2.38%	to	2.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	6,938,066	10.68	to	19.48	133,477,978	3.56%	5.77%	to	5.92%
2022	0.00%	to	0.15%	6,919,063	10.10	to	18.39	125,895,763	2.61%	-14.43%	to	-14.30%
2021	0.00%	to	0.15%	7,320,268	11.80	to	21.46	155,443,188	1.82%	-1.41%	to	-1.27%

PVGCBA
2025	0.00%	to	0.15%	381,782	12.42	to	13.09	4,992,819	4.03%	6.56%	to	6.72%
2024	0.00%	to	0.15%	264,951	11.65	to	12.26	3,245,977	3.73%	3.40%	to	3.55%
2023	0.00%	to	0.15%	249,041	11.27	to	11.84	2,946,529	2.29%	7.81%	to	7.97%
2022	0.00%	to	0.15%	265,313	10.45	to	10.97	2,908,280	1.61%	-11.67%	to	-11.54%
2021	0.00%	to	0.15%	230,542	11.83	to	12.40	2,856,734	2.33%	-1.66%	to	-1.52%

PVGDAA
2025	0.00%			82	21.65			1,777	5.63%	15.07%
2024	0.00%			82	18.82			1,546	4.26%	9.15%
2023	0.00%			82	17.24			1,421	2.96%	13.49%
2022	0.00%			83	15.19			1,257	4.83%	-16.56%
2021	0.00%			628	18.20			11,438	4.45%	8.60%

PVGMAA
2025	0.00%	to	0.15%	185,878	19.35	to	22.69	4,189,190	4.45%	21.82%	to	22.00%
2024	0.00%	to	0.15%	220,495	15.88	to	18.60	4,073,068	3.58%	10.64%	to	10.81%
2023	0.00%	to	0.15%	238,702	14.36	to	16.78	3,985,156	2.21%	12.85%	to	13.02%
2022	0.00%	to	0.15%	286,758	12.72	to	14.85	4,236,811	3.25%	-18.48%	to	-18.36%
2021	0.00%	to	0.15%	155,827	15.60	to	18.19	2,791,458	2.05%	12.46%	to	12.63%

PVSTA
2025	0.00%	to	1.30%	5,591,299	12.55	to	16.89	92,973,334	4.48%	3.32%	to	4.67%
2024	0.00%	to	1.30%	5,393,211	12.01	to	16.14	86,235,188	5.00%	4.68%	to	6.05%
2023	0.00%	to	1.30%	5,066,855	11.34	to	15.21	76,453,577	4.44%	4.53%	to	5.89%
2022	0.00%	to	1.30%	5,933,157	10.73	to	14.37	84,496,951	1.76%	-1.44%	to	-0.15%
2021	0.00%	to	1.30%	4,119,233	10.76	to	14.39	59,076,341	1.11%	-1.35%	to	-0.06%

PROA30
2025	0.00%	to	0.15%	152,037	14.30	to	16.19	2,454,238	3.92%	23.94%	to	24.12%
2024	0.00%	to	0.15%	110,194	11.54	to	13.05	1,431,372	0.68%	11.39%	to	11.56%
2023	0.00%	to	0.15%	69,086	10.36	to	11.69	802,349	0.08%	4.16%	to	4.32%
2022	0.00%	to	0.15%	114,059	9.94	to	11.21	1,272,221	1.14%	-24.54%	to	-24.42%
2021	0.00%	to	0.15%	73,169	13.18	to	14.83	1,078,384	0.00%	-18.64%	to	-18.52%

PROAHY
2025	0.00%	to	0.15%	167,526	12.93	to	21.35	3,571,522	2.78%	6.08%	to	6.24%
2024	0.00%	to	0.15%	219,805	12.19	to	20.09	4,405,730	5.07%	6.15%	to	6.31%
2023	0.00%	to	0.15%	292,967	11.48	to	18.90	5,528,560	8.19%	10.26%	to	10.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.15%	360,093	10.41	to	17.12	6,155,245	8.41%	-8.10%	to	-7.97%
2021	0.00%	to	0.15%	59,961	11.33	to	18.60	1,106,666	2.08%	0.12%	to	0.27%

PROBIO
2025	0.00%	to	0.15%	58,687	21.69	to	69.42	3,185,083	0.00%	33.83%	to	34.03%
2024	0.00%	to	0.15%	45,082	16.21	to	51.79	1,927,328	0.00%	-0.30%	to	-0.15%
2023	0.00%	to	0.15%	45,477	16.26	to	51.87	2,006,626	0.00%	9.98%	to	10.14%
2022	0.00%	to	0.15%	76,620	14.78	to	47.09	3,268,483	0.00%	-7.85%	to	-7.71%
2021	0.00%	to	0.15%	64,252	16.04	to	51.02	2,941,594	0.00%	15.56%	to	15.73%

PROBL
2025	0.00%	to	0.15%	262,017	27.56	to	56.68	14,845,115	0.39%	15.39%	to	15.56%
2024	0.00%	to	0.15%	433,296	23.88	to	49.05	21,247,215	0.76%	22.31%	to	22.49%
2023	0.00%	to	0.15%	468,987	19.53	to	40.04	18,774,550	0.00%	23.55%	to	23.74%
2022	0.00%	to	0.15%	343,908	15.80	to	32.36	11,125,061	0.00%	-19.86%	to	-19.74%
2021	0.00%	to	0.15%	628,234	19.72	to	40.32	25,297,007	0.00%	26.14%	to	26.33%

PROBM
2025	0.00%	to	0.15%	93,003	17.45	to	25.73	2,316,391	0.21%	7.89%	to	8.05%
2024	0.00%	to	0.15%	124,940	16.17	to	23.81	2,770,247	0.48%	-1.69%	to	-1.54%
2023	0.00%	to	0.15%	130,321	16.45	to	24.19	2,929,328	0.50%	12.21%	to	12.38%
2022	0.00%	to	0.15%	71,000	14.66	to	21.52	1,503,721	0.24%	-9.28%	to	-9.14%
2021	0.00%	to	0.15%	101,189	16.16	to	23.69	2,375,385	0.52%	25.44%	to	25.63%

PROBNK
2025	0.00%			11,246	35.15			395,297	1.03%	10.53%
2024	0.00%	to	0.15%	35,903	15.93	to	31.80	1,118,465	1.42%	22.06%	to	22.24%
2023	0.00%	to	0.15%	57,685	13.05	to	26.01	1,500,186	2.10%	10.22%	to	10.39%
2022	0.00%			42,776	23.57			1,008,023	0.63%	-19.88%
2021	0.00%			39,370	29.41			1,157,998	1.24%	34.09%

PROBR
2025	0.00%	to	0.15%	147,752	0.95	to	2.87	180,333	2.40%	-14.60%	to	-14.47%
2024	0.00%	to	0.15%	405,070	1.12	to	3.35	607,165	6.65%	-13.84%	to	-13.71%
2023	0.00%	to	0.15%	989,179	1.29	to	3.89	1,522,561	0.18%	-15.40%	to	-15.27%
2022	0.00%	to	0.15%	1,803,128	1.53	to	4.60	2,800,095	0.00%	16.94%	to	17.11%
2021	0.00%	to	0.15%	134,563	1.30	to	3.94	186,188	0.00%	-24.74%	to	-24.63%

PROCG
2025	0.00%	to	0.15%	60,458	15.46	to	33.57	1,819,567	1.53%	-0.32%	to	-0.17%
2024	0.00%	to	0.15%	48,918	15.51	to	33.62	1,514,530	1.00%	10.19%	to	10.36%
2023	0.00%	to	0.15%	82,955	14.08	to	30.47	1,964,725	0.12%	3.77%	to	3.92%
2022	0.00%	to	0.15%	99,007	13.56	to	29.32	2,308,487	0.03%	-24.81%	to	-24.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	253,353	18.04	to	38.93	9,077,988	0.15%	19.47%	to	19.65%

PROCS
2025	0.00%	to	0.15%	47,295	22.49	to	57.22	2,559,966	0.00%	5.35%	to	5.51%
2024	0.00%	to	0.15%	108,564	21.34	to	54.23	5,702,055	0.00%	24.25%	to	24.44%
2023	0.00%	to	0.15%	90,252	17.18	to	43.58	3,790,384	0.00%	31.86%	to	32.05%
2022	0.00%	to	0.15%	45,038	13.03	to	33.00	1,363,292	0.00%	-31.63%	to	-31.53%
2021	0.00%	to	0.15%	71,103	19.06	to	48.20	3,244,667	0.00%	10.07%	to	10.23%

PROE30
2025	0.00%	to	0.15%	181,547	18.06	to	24.25	4,399,576	2.29%	29.40%	to	29.59%
2024	0.00%			28,563	18.72			534,565	2.05%	4.35%
2023	0.00%	to	0.15%	143,768	13.40	to	17.94	2,576,618	2.52%	17.29%	to	17.47%
2022	0.00%	to	0.15%	93,243	11.42	to	15.27	1,423,348	4.87%	-7.90%	to	-7.76%
2021	0.00%	to	0.15%	79,271	12.40	to	16.55	1,312,017	0.59%	24.34%	to	24.53%

PROEM
2025	0.00%	to	0.15%	869,884	16.26	to	17.84	14,171,437	0.97%	35.92%	to	36.13%
2024	0.00%	to	0.15%	316,610	11.95	to	13.13	3,765,873	1.23%	7.69%	to	7.85%
2023	0.00%	to	0.15%	412,140	11.08	to	12.19	4,573,888	2.16%	15.14%	to	15.31%
2022	0.00%	to	0.15%	366,038	9.61	to	10.59	3,514,800	0.62%	-16.32%	to	-16.19%
2021	0.00%	to	0.15%	266,379	11.46	to	12.65	3,056,364	0.00%	-18.14%	to	-18.01%

PROFIN
2025	0.00%	to	0.15%	340,916	23.69	to	44.42	14,632,489	0.01%	12.73%	to	12.90%
2024	0.00%	to	0.15%	274,790	21.01	to	39.34	10,178,490	0.27%	28.25%	to	28.45%
2023	0.00%	to	0.15%	204,987	16.38	to	30.63	5,791,909	0.57%	13.71%	to	13.88%
2022	0.00%	to	0.15%	136,211	14.41	to	26.89	3,558,228	0.04%	-15.27%	to	-15.14%
2021	0.00%	to	0.15%	210,787	17.00	to	31.69	6,630,191	0.36%	29.91%	to	30.10%

PROFUD
2025	0.00%	to	0.15%	22,507	6.59	to	9.12	156,725	1.45%	10.64%	to	10.81%
2024	0.00%	to	0.15%	33,226	5.95	to	8.25	200,096	5.98%	-5.27%	to	-5.12%
2023	0.00%	to	0.15%	140,948	6.27	to	8.70	886,760	0.00%	3.09%	to	3.25%
2022	0.00%	to	0.15%	34,566	6.07	to	8.44	212,665	0.00%	-8.90%	to	-8.76%
2021	0.00%	to	0.15%	25,430	6.66	to	9.27	172,995	0.00%	-8.17%	to	-8.03%

PROGMM
2025	0.00%	to	0.15%	249,427	11.33	to	11.49	2,866,729	3.23%	3.12%	to	3.27%
2024	0.00%	to	0.15%	280,355	10.99	to	11.13	3,112,733	4.23%	4.16%	to	4.31%
2023	0.00%	to	0.15%	301,210	10.55	to	10.67	3,213,631	4.03%	3.98%	to	4.13%
2022	0.00%	to	0.15%	383,230	10.14	to	10.25	3,926,414	1.01%	0.89%	to	1.04%
2021	0.00%	to	0.15%	424,245	10.06	to	10.14	4,301,950	0.01%	-0.14%	to	0.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PROGVP
2025	0.00%			21,233	11.27			239,282	2.91%	1.17%
2024	0.00%			14,561	11.14			162,182	3.36%	-12.83%
2023	0.00%	to	0.15%	135,605	7.80	to	12.78	1,678,663	4.76%	-0.11%	to	0.04%
2022	0.00%	to	0.15%	29,021	7.81	to	12.77	370,138	0.00%	-41.78%	to	-41.70%
2021	0.00%			61,156	21.91			1,339,700	0.00%	-7.08%

PROHC
2025	0.00%	to	0.15%	104,731	20.19	to	51.97	4,945,456	0.00%	12.39%	to	12.56%
2024	0.00%	to	0.15%	96,010	17.96	to	46.17	3,544,124	0.06%	0.66%	to	0.82%
2023	0.00%	to	0.15%	125,246	17.84	to	45.80	4,840,564	0.00%	0.67%	to	0.82%
2022	0.00%	to	0.15%	124,221	17.72	to	45.42	5,464,986	0.00%	-6.17%	to	-6.02%
2021	0.00%	to	0.15%	116,817	18.89	to	48.34	5,554,274	0.03%	21.36%	to	21.54%

PROIND
2025	0.00%	to	0.15%	124,501	23.32	to	51.12	5,901,188	0.00%	17.07%	to	17.25%
2024	0.00%	to	0.15%	158,584	19.92	to	43.60	6,263,993	0.18%	15.29%	to	15.47%
2023	0.00%	to	0.15%	157,490	17.27	to	37.76	5,358,130	0.00%	16.12%	to	16.30%
2022	0.00%	to	0.15%	135,223	14.88	to	32.47	4,365,112	0.00%	-15.73%	to	-15.60%
2021	0.00%	to	0.15%	170,970	17.65	to	38.47	6,560,941	0.00%	16.23%	to	16.40%

PROINT
2025	0.00%			44,596	20.05			893,969	2.17%	27.97%
2024	0.00%			21,044	15.66			329,637	3.30%	0.88%
2023	0.00%			11,659	15.53			181,044	0.00%	15.55%
2022	0.00%			96,774	13.44			1,300,462	0.00%	-16.45%
2021	0.00%	to	0.15%	42,161	12.62	to	16.08	674,397	0.00%	8.66%	to	8.82%

PROJP
2025	0.00%	to	0.15%	81,545	28.58	to	43.38	3,510,843	2.93%	30.49%	to	30.69%
2024	0.00%	to	0.15%	62,486	21.90	to	33.19	2,069,826	2.15%	22.03%	to	22.22%
2023	0.00%			103,236	27.16			2,803,561	0.00%	34.51%
2022	0.00%	to	0.15%	24,034	13.36	to	20.19	485,029	0.00%	-10.06%	to	-9.92%
2021	0.00%			24,655	22.41			552,616	0.00%	3.89%

PROLCG
2025	0.00%	to	0.15%	130,829	34.27	to	77.65	10,105,484	0.00%	19.78%	to	19.96%
2024	0.00%	to	0.15%	164,243	28.61	to	64.73	10,539,420	0.00%	33.58%	to	33.78%
2023	0.00%	to	0.15%	137,013	21.42	to	48.38	6,608,832	0.00%	27.67%	to	27.86%
2022	0.00%	to	0.15%	51,401	16.78	to	37.84	1,928,841	0.00%	-30.74%	to	-30.64%
2021	0.00%	to	0.15%	180,901	24.22	to	54.56	9,813,524	0.00%	29.67%	to	29.86%

PROLCV

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	0.15%	73,678	21.40	to	41.64	3,052,064	0.53%	11.21%	to	11.37%
2024	0.00%	to	0.15%	99,923	19.25	to	37.38	3,723,806	0.20%	10.25%	to	10.42%
2023	0.00%	to	0.15%	201,480	17.46	to	33.86	6,810,029	0.69%	19.91%	to	20.09%
2022	0.00%	to	0.15%	113,600	14.56	to	28.19	3,197,714	0.30%	-6.96%	to	-6.82%
2021	0.00%	to	0.15%	147,316	15.65	to	30.26	4,417,119	0.62%	22.74%	to	22.92%

PROMC
2025	0.00%	to	0.15%	18,955	17.65	to	35.96	676,326	2.89%	4.62%	to	4.78%
2024	0.00%	to	0.15%	38,902	16.87	to	34.32	1,330,941	4.93%	10.97%	to	11.14%
2023	0.00%	to	0.15%	24,509	15.20	to	30.88	753,051	0.00%	13.66%	to	13.83%
2022	0.00%	to	0.15%	23,148	13.38	to	27.13	612,316	0.00%	-15.04%	to	-14.92%
2021	0.00%	to	0.15%	66,484	15.74	to	31.88	2,114,835	0.00%	22.02%	to	22.21%

PROMCG
2025	0.00%	to	0.15%	17,771	18.74	to	40.40	700,067	0.00%	5.52%	to	5.67%
2024	0.00%			18,636	38.23			712,403	0.00%	13.89%
2023	0.00%	to	0.15%	70,223	15.62	to	33.56	2,343,154	0.00%	15.39%	to	15.56%
2022	0.00%			14,933	29.04			433,735	0.00%	-20.34%
2021	0.00%			23,591	36.46			860,172	0.00%	16.97%

PROMCV
2025	0.00%	to	0.15%	26,484	18.24	to	37.42	952,975	0.50%	5.69%	to	5.84%
2024	0.00%	to	0.15%	26,329	17.26	to	35.36	897,158	0.24%	9.68%	to	9.85%
2023	0.00%	to	0.15%	67,908	15.73	to	32.19	2,156,934	0.26%	13.28%	to	13.45%
2022	0.00%	to	0.15%	75,592	13.89	to	28.37	2,137,253	0.18%	-8.59%	to	-8.45%
2021	0.00%	to	0.15%	133,016	15.19	to	30.99	3,978,999	0.31%	28.34%	to	28.53%

PRON
2025	0.00%	to	0.15%	425,848	40.03	to	108.14	42,573,289	0.40%	18.44%	to	18.62%
2024	0.00%	to	0.15%	742,093	33.79	to	91.17	64,454,091	0.43%	23.24%	to	23.43%
2023	0.00%	to	0.15%	690,919	27.42	to	73.86	47,864,012	0.00%	51.95%	to	52.17%
2022	0.00%	to	0.15%	379,859	18.05	to	48.54	17,187,050	0.00%	-34.01%	to	-33.91%
2021	0.00%	to	0.15%	928,637	27.35	to	73.44	66,219,108	0.00%	24.62%	to	24.80%

PRONET
2025	0.00%	to	0.15%	51,274	25.88	to	68.88	3,164,785	0.00%	8.96%	to	9.13%
2024	0.00%	to	0.15%	53,785	23.75	to	63.12	3,053,928	0.00%	29.15%	to	29.34%
2023	0.00%	to	0.15%	66,217	18.39	to	48.80	2,936,505	0.00%	49.63%	to	49.85%
2022	0.00%	to	0.15%	54,181	12.29	to	32.57	1,509,363	0.00%	-46.21%	to	-46.13%
2021	0.00%	to	0.15%	75,425	22.85	to	60.45	3,994,625	0.00%	5.14%	to	5.30%

PROOG
2025	0.00%	to	0.15%	280,269	15.71	to	17.80	4,893,111	1.12%	5.70%	to	5.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	0.15%	338,050	14.86	to	16.81	5,550,949	1.91%	3.61%	to	3.77%
2023	0.00%	to	0.15%	466,566	14.34	to	16.20	7,415,433	1.94%	-2.64%	to	-2.49%
2022	0.00%	to	0.15%	817,375	14.73	to	16.62	13,332,132	1.18%	59.19%	to	59.43%
2021	0.00%	to	0.15%	386,281	9.25	to	10.42	3,887,357	2.05%	51.70%	to	51.93%

PROPHR
2025	0.00%	to	0.15%	22,732	16.27	to	36.91	778,170	0.15%	29.15%	to	29.34%
2024	0.00%	to	0.15%	44,196	12.60	to	28.54	1,059,630	0.00%	3.25%	to	3.41%
2023	0.00%	to	0.15%	19,213	12.20	to	27.60	518,510	0.49%	-5.63%	to	-5.49%
2022	0.00%	to	0.15%	48,626	12.93	to	29.20	1,299,020	0.09%	-6.27%	to	-6.13%
2021	0.00%	to	0.15%	84,006	13.79	to	31.11	2,484,203	0.13%	11.03%	to	11.20%

PROPM
2025	0.00%	to	0.15%	874,024	15.30	to	34.92	13,877,523	2.22%	149.94%	to	150.31%
2024	0.00%	to	0.15%	486,776	6.11	to	13.97	3,055,557	2.19%	6.42%	to	6.58%
2023	0.00%	to	0.15%	355,940	5.74	to	13.13	2,132,029	0.00%	1.33%	to	1.48%
2022	0.00%	to	0.15%	743,076	5.65	to	12.96	4,304,679	0.00%	-11.15%	to	-11.02%
2021	0.00%	to	0.15%	463,126	6.35	to	14.58	3,003,674	0.00%	-9.07%	to	-8.93%

PRORE
2025	0.00%	to	0.15%	197,405	13.24	to	24.43	4,793,519	1.57%	0.48%	to	0.63%
2024	0.00%	to	0.15%	116,560	13.18	to	24.28	2,828,231	1.10%	3.39%	to	3.55%
2023	0.00%	to	0.15%	64,740	12.75	to	23.45	1,516,153	1.16%	9.57%	to	9.73%
2022	0.00%	to	0.15%	43,991	11.63	to	21.37	938,382	0.57%	-26.67%	to	-26.56%
2021	0.00%	to	0.15%	185,686	15.86	to	29.10	5,395,348	0.04%	36.87%	to	37.08%

PRORRO
2025	0.00%	to	0.15%	154,505	4.25	to	11.02	659,877	2.96%	1.52%	to	1.67%
2024	0.00%	to	0.15%	463,973	4.18	to	10.86	1,951,468	5.19%	18.82%	to	19.00%
2023	0.00%	to	0.15%	402,375	3.51	to	9.14	1,416,955	0.14%	1.60%	to	1.75%
2022	0.00%	to	0.15%	1,454,164	3.45	to	9.00	5,068,960	0.00%	58.23%	to	58.47%
2021	0.00%	to	0.15%	556,979	2.18	to	5.69	1,234,698	0.00%	-0.22%	to	-0.07%

PROSC
2025	0.00%	to	0.15%	77,878	16.62	to	32.17	2,493,516	0.64%	10.70%	to	10.86%
2024	0.00%	to	0.15%	144,244	15.01	to	29.02	4,174,721	0.57%	9.29%	to	9.46%
2023	0.00%	to	0.15%	318,410	13.73	to	26.51	8,441,895	0.00%	14.74%	to	14.91%
2022	0.00%			207,307	23.07			4,783,240	0.00%	-21.85%
2021	0.00%			234,156	29.52			6,913,015	0.00%	12.88%

PROSCG
2025	0.00%	to	0.15%	96,944	17.05	to	39.99	3,833,500	0.00%	3.46%	to	3.62%
2024	0.00%	to	0.15%	97,253	16.48	to	38.59	3,711,729	0.00%	7.63%	to	7.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.00%	to	0.15%	82,720	15.31	to	35.80	2,916,064	0.00%	15.02%	to	15.19%
2022	0.00%	to	0.15%	65,973	13.31	to	31.08	2,003,141	0.00%	-22.53%	to	-22.41%
2021	0.00%	to	0.15%	109,205	17.18	to	40.06	4,341,977	0.00%	20.46%	to	20.64%

PROSCN
2025	0.00%	to	0.15%	163,861	105.42	to	248.87	37,423,754	0.00%	41.48%	to	41.70%
2024	0.00%	to	0.15%	250,707	74.51	to	175.64	39,315,512	0.00%	70.48%	to	70.73%
2023	0.00%	to	0.15%	274,140	43.71	to	102.87	25,397,951	0.00%	93.38%	to	93.66%
2022	0.00%	to	0.15%	40,763	22.60	to	53.12	2,084,711	0.00%	-37.60%	to	-37.50%
2021	0.00%	to	0.15%	77,772	36.22	to	85.00	6,499,791	0.00%	48.27%	to	48.49%

PROSCV
2025	0.00%	to	0.15%	102,193	16.29	to	33.10	3,360,987	0.26%	4.84%	to	5.00%
2024	0.00%	to	0.15%	120,554	15.54	to	31.53	3,780,762	0.25%	5.71%	to	5.87%
2023	0.00%	to	0.15%	85,194	14.70	to	29.78	2,511,723	0.02%	12.77%	to	12.94%
2022	0.00%	to	0.15%	108,454	13.04	to	26.37	2,849,569	0.00%	-12.54%	to	-12.41%
2021	0.00%	to	0.15%	134,095	14.90	to	30.10	4,023,271	0.10%	28.36%	to	28.56%

PROSEM
2025	0.00%			172	2.64			454	0.75%	-26.15%
2024	0.00%			245	3.58			877	6.51%	-4.65%
2023	0.00%			639	3.75			2,399	0.44%	-11.78%
2022	0.00%	to	0.15%	214	4.26	to	5.92	912	0.00%	6.53%	to	6.69%
2021	0.00%	to	0.15%	26,950	3.99	to	5.55	107,902	0.00%	9.79%	to	9.96%

PROSIN
2025	0.00%	to	0.15%	18,299	2.63	to	4.95	52,288	0.86%	-20.93%	to	-20.81%
2024	0.00%	to	0.15%	19,648	3.32	to	6.26	70,940	11.19%	3.34%	to	3.50%
2023	0.00%	to	0.15%	28,464	3.21	to	6.06	94,379	0.78%	-10.43%	to	-10.29%
2022	0.00%	to	0.15%	579,907	3.58	to	6.76	2,079,125	0.00%	12.28%	to	12.45%
2021	0.00%	to	0.15%	52,704	3.18	to	6.02	168,659	0.00%	-13.53%	to	-13.40%

PROSMC
2025	0.00%			27,289	1.26			34,379	3.97%	-4.51%
2024	0.00%			13,710	1.32			18,087	8.33%	-6.55%
2023	0.00%			14,549	1.41			20,540	0.42%	-9.35%
2022	0.00%	to	0.15%	615	1.56	to	4.76	958	0.00%	9.20%	to	9.37%
2021	0.00%			617	1.42			878	0.00%	-24.07%

PROSN
2025	0.00%	to	0.15%	271,943	0.40	to	1.66	133,685	2.86%	-15.93%	to	-15.80%
2024	0.00%	to	0.15%	346,221	0.48	to	1.97	226,905	2.41%	-16.33%	to	-16.21%
2023	0.00%	to	0.15%	2,269,943	0.57	to	2.35	1,374,490	0.00%	-32.50%	to	-32.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.15%	1,205,587	0.84	to	3.49	1,059,138	0.00%	34.86%	to	35.06%
2021	0.00%	to	0.15%	146,651	0.62	to	2.59	94,660	0.00%	-25.24%	to	-25.13%

PROSSC
2025	0.00%			5,607	1.10			6,168	0.47%	-10.08%
2024	0.00%			1,235,971	1.22			1,512,048	11.50%	-6.51%
2023	0.00%	to	0.15%	464,088	1.31	to	4.51	610,436	0.12%	-11.01%	to	-10.88%
2022	0.00%	to	0.15%	775,818	1.47	to	5.07	1,139,107	0.00%	17.63%	to	17.81%
2021	0.00%			39,541	1.25			49,279	0.00%	-19.05%

PROTEC
2025	0.00%	to	0.15%	91,432	47.55	to	110.79	9,291,107	0.00%	22.41%	to	22.60%
2024	0.00%	to	0.15%	91,541	38.84	to	90.37	7,707,973	0.00%	19.61%	to	19.80%
2023	0.00%	to	0.15%	130,574	32.47	to	75.44	8,979,083	0.00%	57.71%	to	57.95%
2022	0.00%	to	0.15%	89,574	20.59	to	47.76	4,205,605	0.00%	-35.82%	to	-35.72%
2021	0.00%	to	0.15%	124,255	32.08	to	74.30	8,831,880	0.00%	34.75%	to	34.96%

PROTEL
2025	0.00%	to	0.15%	134,230	20.64	to	33.80	4,414,153	0.00%	20.73%	to	20.91%
2024	0.00%	to	0.15%	134,325	17.09	to	27.95	3,726,847	0.00%	32.44%	to	32.64%
2023	0.00%	to	0.15%	73,164	12.91	to	21.07	1,531,448	1.04%	31.62%	to	31.82%
2022	0.00%	to	0.15%	28,724	9.81	to	15.99	451,794	2.70%	-21.34%	to	-21.22%
2021	0.00%	to	0.15%	68,404	12.47	to	20.29	1,378,137	1.61%	18.24%	to	18.41%

PROUB
2025	0.00%	to	0.15%	39,335	49.28	to	180.37	6,890,546	0.32%	24.20%	to	24.38%
2024	0.00%	to	0.15%	126,942	39.68	to	145.01	18,042,244	0.42%	41.80%	to	42.02%
2023	0.00%	to	0.15%	85,272	27.98	to	102.11	8,564,996	0.00%	45.02%	to	45.23%
2022	0.00%	to	0.15%	25,913	19.30	to	70.30	1,723,499	0.00%	-39.21%	to	-39.12%
2021	0.00%	to	0.15%	21,642	31.74	to	115.48	2,346,016	0.00%	57.90%	to	58.14%

PROUMC
2025	0.00%			6,887	71.65			493,460	0.79%	3.20%
2024	0.00%			19,934	69.43			1,384,086	0.58%	17.02%
2023	0.00%	to	0.15%	13,867	16.25	to	59.33	822,460	0.00%	22.03%	to	22.21%
2022	0.00%			7,736	48.55			375,599	0.00%	-32.17%
2021	0.00%	to	0.15%	51,438	19.66	to	71.57	3,389,753	0.00%	46.45%	to	46.67%

PROUN
2025	0.00%	to	0.15%	52,555	88.74	to	560.94	28,906,948	0.28%	29.06%	to	29.25%
2024	0.00%	to	0.15%	45,403	68.76	to	433.99	19,372,065	0.34%	41.20%	to	41.41%
2023	0.00%	to	0.15%	60,276	48.70	to	306.90	18,134,603	0.00%	115.14%	to	115.46%
2022	0.00%	to	0.15%	139,104	22.63	to	142.44	17,082,321	0.00%	-60.99%	to	-60.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	96,483	58.02	to	364.57	28,537,487	0.00%	52.28%	to	52.51%

PROUSC
2025	0.00%	to	0.15%	42,690	15.42	to	47.78	2,029,514	0.76%	12.76%	to	12.93%
2024	0.00%	to	0.15%	128,491	13.68	to	42.31	2,628,030	0.42%	10.53%	to	10.70%
2023	0.00%	to	0.15%	45,678	12.37	to	38.22	1,738,267	0.00%	22.25%	to	22.43%
2022	0.00%	to	0.15%	12,228	10.12	to	31.22	376,526	0.00%	-43.77%	to	-43.68%
2021	0.00%	to	0.15%	50,006	18.00	to	55.44	2,764,979	0.00%	23.12%	to	23.30%

PROUSN
2025	0.00%			15,714,323	0.01			163,117	2.69%	-32.98%
2024	0.00%			20,569,394	0.02			318,579	4.97%	-33.81%
2023	0.00%	to	0.15%	21,640,549	0.02	to	0.35	515,067	0.00%	-57.55%	to	-57.49%
2022	0.00%	to	0.15%	69,468,669	0.06	to	0.83	3,869,239	0.00%	55.81%	to	56.05%
2021	0.00%	to	0.15%	9,320,143	0.04	to	0.53	346,695	0.00%	-42.80%	to	-42.72%

PROUTL
2025	0.00%	to	0.15%	241,271	18.50	to	38.02	8,593,744	1.11%	13.81%	to	13.98%
2024	0.00%	to	0.15%	317,039	16.26	to	33.35	9,829,803	1.38%	21.09%	to	21.28%
2023	0.00%	to	0.15%	196,624	13.43	to	27.50	4,846,728	1.24%	-8.73%	to	-8.59%
2022	0.00%	to	0.15%	266,866	14.71	to	30.09	7,701,622	1.05%	-0.40%	to	-0.25%
2021	0.00%	to	0.15%	171,018	14.77	to	30.16	5,078,193	1.55%	15.24%	to	15.41%

PVAGIB
2025	0.00%			87,702	12.99			1,139,392	8.68%	9.09%
2024	0.00%			140,749	11.91			1,676,251	8.79%	4.76%
2023	0.00%	to	0.15%	183,522	10.04	to	11.37	2,082,042	15.99%	5.12%	to	5.27%
2022	0.00%	to	0.15%	189,947	9.56	to	10.80	2,046,745	4.72%	-10.21%	to	-10.07%
2021	0.00%	to	0.15%	293,672	10.64	to	12.01	3,515,738	0.00%	-3.91%	to	-3.77%

PVDIB
2025	0.00%	to	0.15%	163,954	12.24	to	15.44	2,520,289	6.65%	8.42%	to	8.58%
2024	0.00%	to	0.15%	177,673	11.29	to	14.22	2,516,117	8.04%	5.60%	to	5.76%
2023	0.00%	to	0.15%	244,952	10.69	to	13.45	3,280,311	6.21%	4.66%	to	4.82%
2022	0.00%	to	0.15%	274,980	10.22	to	12.83	3,514,725	6.68%	-2.49%	to	-2.35%
2021	0.00%	to	0.15%	333,133	10.48	to	13.14	4,360,275	0.79%	-7.09%	to	-6.95%

PVEIB
2025	0.00%	to	0.15%	1,260,917	28.96	to	64.47	77,547,417	1.39%	20.17%	to	20.35%
2024	0.00%	to	0.15%	1,325,750	24.10	to	53.57	68,016,635	0.85%	18.96%	to	19.14%
2023	0.00%	to	0.15%	822,637	20.26	to	44.96	35,772,625	1.59%	15.49%	to	15.67%
2022	0.00%	to	0.15%	571,554	17.54	to	38.87	21,305,926	1.50%	-3.28%	to	-3.13%
2021	0.00%	to	0.15%	549,026	18.14	to	40.13	20,987,468	1.20%	27.11%	to	27.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PVHYB
2025	0.00%			587,601	21.58			12,681,214	6.65%	8.67%
2024	0.00%			611,068	19.86			12,135,198	7.10%	7.86%
2023	0.00%	to	0.15%	801,422	12.33	to	18.41	14,755,571	3.50%	11.97%	to	12.13%
2022	0.00%			318,297	16.42			5,226,215	4.03%	-11.60%
2021	0.00%			476,323	18.57			8,847,430	3.56%	4.97%

PVIB
2025	0.00%	to	0.15%	321,363	11.35	to	15.04	4,829,204	4.64%	7.09%	to	7.25%
2024	0.00%	to	0.15%	388,664	10.60	to	14.02	5,446,488	5.43%	2.17%	to	2.32%
2023	0.00%	to	0.15%	408,973	10.38	to	13.71	5,601,310	5.95%	4.54%	to	4.69%
2022	0.00%	to	0.15%	490,315	9.93	to	13.09	6,396,822	5.38%	-13.94%	to	-13.81%
2021	0.00%	to	0.15%	533,916	11.54	to	15.19	8,074,188	1.59%	-4.73%	to	-4.59%

PVIGIB
2025	0.00%	to	0.15%	619,676	24.33	to	24.54	15,191,417	1.09%	34.48%	to	34.68%
2024	0.00%	to	0.15%	501,436	18.09	to	18.22	9,120,382	2.23%	5.05%	to	5.21%
2023	0.00%	to	0.15%	356,459	17.22	to	17.32	6,167,871	1.32%	18.50%	to	18.68%
2022	0.00%	to	0.15%	194,800	14.53	to	14.59	2,841,668	1.98%	-6.95%	to	-6.81%
2021	0.00%	to	0.15%	81,968	15.62	to	15.66	1,283,192	2.53%	14.77%	to	14.94%

PVNOB
2025	0.00%	to	0.15%	156,066	22.77	to	22.97	3,581,441	0.77%	10.53%	to	10.69%
2024	0.00%	to	0.15%	192,311	20.60	to	20.75	3,987,926	0.20%	22.84%	to	23.02%
2023	0.00%	to	0.15%	199,826	16.77	to	16.87	3,368,995	0.57%	25.92%	to	26.11%
2022	0.00%	to	0.15%	100,206	13.32	to	13.37	1,339,703	0.52%	-23.03%	to	-22.91%
2021	0.00%	to	0.15%	81,234	17.31	to	17.35	1,408,935	0.12%	23.35%	to	23.53%

ROCMC
2025	0.00%	to	1.30%	124,934	21.71	to	52.48	5,646,381	0.00%	12.42%	to	13.89%
2024	0.00%	to	1.30%	144,692	19.09	to	46.68	5,752,263	0.00%	12.19%	to	13.67%
2023	0.00%	to	1.30%	157,500	16.82	to	41.61	5,297,288	0.00%	17.25%	to	18.78%
2022	0.00%	to	1.30%	151,983	14.18	to	35.48	4,187,746	0.00%	-23.44%	to	-22.43%
2021	0.00%	to	1.30%	230,078	18.31	to	46.35	8,257,578	0.00%	28.30%	to	29.98%

ROCSC
2025	0.00%	to	1.30%	339,793	17.83	to	54.35	13,724,478	1.90%	7.53%	to	8.93%
2024	0.00%	to	1.30%	310,523	16.39	to	50.54	11,709,779	1.19%	2.06%	to	3.40%
2023	0.00%	to	1.30%	337,587	15.88	to	49.52	12,420,392	0.94%	24.30%	to	25.93%
2022	0.00%	to	1.30%	276,807	12.63	to	39.84	8,009,713	0.41%	-10.37%	to	-9.20%
2021	0.00%	to	1.30%	268,766	13.93	to	44.45	8,649,655	1.52%	27.15%	to	28.82%

RLVGRE

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	17,115	18.61	318,453	4.28%	8.59%
2024	0.00%	18,722	17.13	320,789	2.32%	1.42%
2023	0.00%	22,498	16.90	380,109	1.80%	10.55%
2022	0.00%	22,917	15.28	350,241	1.25%	-26.77%
2021	0.00%	23,601	20.87	492,535	4.87%	27.19%

RLVIDM
2025	0.00%	7,764	22.53	174,924	1.99%	28.64%
2024	0.00%	7,771	17.51	136,095	2.96%	2.78%
2023	0.00%	7,772	17.04	132,444	1.30%	16.26%
2022	0.00%	8,492	14.66	124,470	0.00%	-13.04%
2021	0.00%	8,506	16.86	143,370	2.51%	12.66%

RLVLBS
2025	0.00%	12,818	23.08	295,825	3.74%	14.96%
2024	0.00%	14,964	20.08	300,413	2.92%	9.48%
2023	0.00%	16,441	18.34	301,477	1.36%	14.52%
2022	0.00%	19,627	16.01	314,272	1.62%	-16.35%
2021	0.00%	34,114	19.14	653,030	4.73%	13.04%

RLVLEG
2025	0.00%	3,753	28.63	107,464	3.46%	18.47%
2024	0.00%	3,753	24.17	90,713	2.31%	13.09%
2023	0.00%	3,753	21.37	80,211	0.61%	19.52%
2022	0.00%	5,842	17.88	104,456	1.22%	-17.68%
2021	0.00%	5,861	21.72	127,311	3.40%	19.61%

RLVLMS
2023	0.00%	10,684	15.92	170,112	1.43%	11.32%
2022	0.00%	19,266	14.30	275,561	1.82%	-15.65%
2021	0.00%	19,317	16.96	327,554	4.24%	8.23%

RLVSB
2025	0.00%	13,383	13.70	183,353	4.46%	7.35%
2024	0.00%	16,122	12.76	205,746	4.75%	0.83%
2023	0.00%	18,213	12.66	230,521	2.91%	4.02%
2022	0.00%	18,220	12.17	221,711	2.43%	-14.28%
2021	0.00%	18,228	14.20	258,757	0.91%	-1.82%

RLVUSC
2025	0.00%	1,253	31.34	39,278	0.70%	8.34%
2024	0.00%	1,253	28.93	36,254	1.63%	8.53%
2023	0.00%	1,253	26.66	33,405	0.69%	13.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%			1,253	23.46			29,404	0.19%	-15.96%
2021	0.00%			1,253	27.92			34,986	0.25%	25.79%

RLVUSE
2025	0.00%			7,133	50.91			363,136	0.70%	14.43%
2024	0.00%			7,133	44.49			317,334	0.94%	20.50%
2023	0.00%			7,133	36.92			263,340	0.79%	26.29%
2022	0.00%			7,133	29.23			208,518	0.60%	-20.86%
2021	0.00%			7,133	36.94			263,471	0.56%	20.40%

TRBCG2
2025	0.00%	to	0.15%	1,404,322	35.25	to	94.37	122,577,273	0.00%	18.26%	to	18.43%
2024	0.00%	to	0.15%	1,611,717	29.81	to	79.69	118,982,538	0.00%	34.97%	to	35.17%
2023	0.00%	to	0.15%	1,726,851	22.09	to	58.95	95,710,647	0.00%	48.73%	to	48.96%
2022	0.00%	to	0.15%	1,548,012	14.85	to	39.58	57,277,577	0.00%	-38.75%	to	-38.66%
2021	0.00%	to	0.15%	1,724,897	24.25	to	64.52	105,049,526	0.00%	17.15%	to	17.33%

TREI2
2025	0.00%	to	0.15%	545,831	21.25	to	41.29	22,048,383	1.43%	13.90%	to	14.07%
2024	0.00%	to	0.15%	620,096	18.66	to	36.20	22,089,728	1.61%	11.21%	to	11.38%
2023	0.00%	to	0.15%	687,575	16.78	to	32.50	22,119,916	1.89%	9.15%	to	9.31%
2022	0.00%	to	0.15%	712,124	15.37	to	29.73	20,675,407	1.67%	-3.73%	to	-3.59%
2021	0.00%	to	0.15%	747,501	15.97	to	30.84	22,824,474	1.38%	25.03%	to	25.22%

TRHS2
2025	0.00%	to	0.15%	299,969	22.28	to	100.37	25,401,142	0.00%	17.63%	to	17.80%
2024	0.00%	to	0.15%	344,476	18.94	to	85.20	25,035,215	0.00%	1.27%	to	1.42%
2023	0.00%	to	0.15%	384,068	18.70	to	84.01	27,162,088	0.00%	2.53%	to	2.68%
2022	0.00%	to	0.15%	434,220	18.24	to	81.82	30,154,478	0.00%	-12.82%	to	-12.69%
2021	0.00%	to	0.15%	475,294	20.92	to	93.70	37,191,151	0.00%	12.66%	to	12.83%

TRLT2
2025	0.00%	to	0.15%	1,468,777	11.93	to	14.80	21,039,796	4.04%	5.30%	to	5.46%
2024	0.00%	to	0.15%	1,349,160	11.33	to	14.03	18,757,149	3.96%	4.54%	to	4.70%
2023	0.00%	to	0.15%	1,232,211	10.84	to	13.40	16,378,293	3.06%	4.52%	to	4.68%
2022	0.00%	to	0.15%	1,320,207	10.37	to	12.80	16,716,687	1.71%	-4.92%	to	-4.78%
2021	0.00%	to	0.15%	1,367,360	10.91	to	13.45	18,134,829	1.07%	-0.28%	to	-0.13%

TRMCG2
2025	0.00%	to	0.15%	228,738	12.62	to	12.67	2,897,544	0.00%	3.14%	to	3.29%
2024	0.00%	to	0.15%	232,842	12.24	to	12.27	2,855,891	0.00%	8.87%	to	9.04%
2023	0.00%			62,534	11.25			703,507	0.00%	12.50%		*	****

TAVV

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	1.30%	159,207	20.89	to	41.68	4,904,541	2.24%	33.11%	to	34.85%
2024	0.00%	to	0.15%	175,867	15.51	to	26.37	4,190,128	2.49%	-2.42%	to	-2.27%
2023	0.00%	to	1.30%	198,515	15.90	to	32.46	4,839,517	1.94%	19.26%	to	20.81%
2022	0.00%	to	1.30%	275,375	13.18	to	27.22	5,942,601	1.15%	14.61%	to	16.11%
2021	0.00%			141,208	19.24			2,716,702	0.69%	22.07%

VVGGS
2025	0.00%	to	0.15%	773,742	36.35	to	42.94	28,276,918	1.29%	164.04%	to	164.43%
2024	0.00%	to	0.15%	611,517	13.75	to	16.26	8,335,488	2.88%	14.24%	to	14.41%
2023	0.00%	to	0.15%	756,390	12.01	to	14.24	9,133,566	0.00%	10.24%	to	10.41%
2022	0.00%	to	0.15%	503,216	10.88	to	12.91	5,504,861	0.00%	-13.49%	to	-13.36%
2021	0.00%	to	0.15%	573,020	12.56	to	14.93	7,212,945	10.99%	-14.14%	to	-14.01%

VWBF
2025	0.00%	to	0.15%	434,930	14.59	to	20.39	8,834,533	4.27%	18.31%	to	18.49%
2024	0.00%	to	0.15%	141,769	12.33	to	17.21	2,434,108	8.26%	2.62%	to	2.77%
2023	0.00%	to	0.15%	137,430	12.02	to	16.74	2,282,501	4.78%	11.23%	to	11.40%
2022	0.00%	to	0.15%	127,912	10.80	to	15.03	1,910,453	4.96%	-7.07%	to	-6.93%
2021	0.00%	to	0.15%	81,993	11.62	to	16.15	1,311,113	4.92%	-4.20%	to	-4.05%

VWEM
2025	0.00%	to	1.30%	447,549	14.07	to	37.47	15,093,473	0.70%	28.25%	to	29.92%
2024	0.00%	to	1.30%	496,321	10.85	to	28.84	13,139,730	1.56%	-0.11%	to	1.21%
2023	0.00%	to	1.30%	700,675	10.73	to	28.50	18,400,064	3.53%	8.36%	to	9.77%
2022	0.00%	to	1.30%	844,357	9.79	to	25.96	20,194,163	0.27%	-25.35%	to	-24.37%
2021	0.00%	to	1.30%	834,048	12.97	to	34.33	26,910,311	0.87%	-13.01%	to	-11.87%

VWHA
2025	0.00%	to	1.30%	262,392	16.82	to	36.48	8,410,704	2.67%	34.72%	to	36.48%
2024	0.00%	to	1.30%	228,964	12.34	to	27.08	5,445,894	2.67%	-4.09%	to	-2.83%
2023	0.00%	to	1.30%	295,648	12.72	to	28.23	7,264,013	2.66%	-4.83%	to	-3.58%
2022	0.00%	to	1.30%	463,454	13.21	to	29.67	11,577,688	1.72%	7.00%	to	8.39%
2021	0.00%	to	1.30%	310,487	12.21	to	27.73	7,179,187	0.30%	17.38%	to	18.92%

VVB
2025	0.00%	to	0.50%	10,238,778	21.52	to	42.83	291,354,751	1.99%	15.88%	to	16.46%
2024	0.00%	to	0.50%	10,039,351	18.57	to	36.78	248,034,251	2.27%	14.23%	to	14.80%
2023	0.00%	to	0.50%	9,952,806	16.26	to	32.04	218,089,878	2.01%	13.76%	to	14.33%
2022	0.00%	to	0.50%	10,062,587	14.29	to	28.02	193,462,016	1.86%	-14.73%	to	-14.30%
2021	0.00%	to	0.50%	9,898,751	16.76	to	32.70	224,203,693	1.68%	18.42%	to	19.02%

VVCA
2025	0.35%	to	0.50%	3,554,771	14.25	to	14.39	49,802,374	2.58%	12.17%	to	12.34%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.35%	to	0.50%	3,486,774	12.70	to	12.81	44,650,326	2.67%	6.95%	to	7.11%
2023	0.35%	to	0.50%	3,293,801	11.88	to	11.96	39,374,443	1.82%	11.95%	to	12.12%
2022	0.35%	to	0.50%	2,846,954	10.61	to	10.67	30,290,754	2.46%	-15.32%	to	-15.19%
2021	0.35%	to	0.50%	2,691,279	12.53	to	12.58	33,787,153	1.38%	5.46%	to	5.62%

VVCG
2025	0.00%	to	0.50%	2,137,678	31.70	to	83.06	101,285,060	1.03%	28.34%	to	28.98%
2024	0.00%	to	0.50%	2,494,445	24.70	to	64.40	92,704,500	1.10%	12.84%	to	13.41%
2023	0.00%	to	0.50%	2,336,138	21.89	to	56.79	78,354,384	0.98%	27.35%	to	27.98%
2022	0.00%	to	0.50%	2,068,593	17.19	to	44.37	55,662,960	0.88%	-15.91%	to	-15.48%
2021	0.00%	to	0.50%	2,142,725	20.44	to	52.50	68,868,356	0.85%	20.94%	to	21.54%

VVDV
2025	0.00%	to	0.50%	2,512,689	24.79	to	48.77	79,724,595	1.56%	16.24%	to	16.83%
2024	0.00%	to	0.50%	2,532,731	21.32	to	41.74	69,705,173	1.63%	14.31%	to	14.89%
2023	0.00%	to	0.50%	2,458,913	18.65	to	36.33	59,137,153	1.38%	19.53%	to	20.13%
2022	0.00%	to	0.50%	2,398,266	15.61	to	30.25	49,184,420	1.02%	-11.93%	to	-11.49%
2021	0.00%	to	0.50%	2,052,139	17.72	to	34.17	48,274,795	1.00%	29.82%	to	30.47%

VVEI
2025	0.00%	to	0.50%	9,522,039	23.69	to	63.59	333,639,135	2.43%	16.22%	to	16.80%
2024	0.00%	to	0.50%	9,369,369	20.39	to	54.44	284,219,077	2.88%	14.54%	to	15.12%
2023	0.00%	to	0.50%	9,216,879	17.80	to	47.29	246,640,695	2.67%	7.56%	to	8.10%
2022	0.00%	to	0.50%	9,577,597	16.55	to	43.75	237,795,459	2.43%	-1.16%	to	-0.66%
2021	0.00%	to	0.50%	8,055,735	16.74	to	44.04	206,497,213	1.85%	24.70%	to	25.33%

VVEIX
2025	0.00%	to	0.50%	15,044,197	31.35	to	68.01	664,695,247	1.06%	17.11%	to	17.70%
2024	0.00%	to	0.50%	14,906,701	26.76	to	57.78	565,387,957	1.28%	24.22%	to	24.84%
2023	0.00%	to	0.50%	15,051,866	21.55	to	46.28	460,873,732	1.38%	25.49%	to	26.11%
2022	0.00%	to	0.50%	15,374,880	17.17	to	36.70	375,808,574	1.33%	-18.64%	to	-18.23%
2021	0.00%	to	0.50%	14,527,512	21.10	to	44.88	436,908,827	1.17%	27.91%	to	28.55%

VVG
2025	0.00%	to	0.50%	4,929,578	36.72	to	94.80	253,361,581	0.20%	16.30%	to	16.89%
2024	0.00%	to	0.50%	4,857,667	31.57	to	81.10	216,750,521	0.27%	32.47%	to	33.14%
2023	0.00%	to	0.50%	4,574,646	23.83	to	60.92	154,465,538	0.23%	39.44%	to	40.13%
2022	0.00%	to	0.50%	4,367,836	17.09	to	43.47	105,602,155	0.00%	-33.70%	to	-33.37%
2021	0.00%	to	0.50%	4,114,601	25.78	to	65.24	150,087,121	0.03%	17.27%	to	17.86%

VVGBI
2025	0.35%	to	0.50%	3,039,875	10.63	to	10.74	32,631,113	2.99%	5.16%	to	5.32%
2024	0.35%	to	0.50%	2,684,909	10.11	to	10.20	27,363,789	2.68%	1.52%	to	1.68%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.35%	to	0.50%	2,312,557	9.96	to	10.03	23,180,262	1.87%	5.99%	to	6.15%
2022	0.35%	to	0.50%	2,280,583	9.40	to	9.45	21,536,873	2.88%	-13.56%	to	-13.43%
2021	0.35%	to	0.50%	2,754,130	10.87	to	10.91	30,051,516	1.37%	-2.33%	to	-2.18%

VVHGB
2025	0.00%	to	0.50%	69,396,426	11.12	to	16.35	870,434,020	3.27%	6.40%	to	6.94%
2024	0.00%	to	0.50%	59,499,064	10.45	to	15.29	703,120,330	2.69%	0.74%	to	1.24%
2023	0.00%	to	0.50%	50,381,850	10.37	to	15.11	591,248,462	2.38%	5.05%	to	5.58%
2022	0.00%	to	0.50%	43,939,465	9.87	to	14.31	489,676,583	2.05%	-13.65%	to	-13.21%
2021	0.00%	to	0.50%	44,612,933	11.43	to	16.49	575,974,912	1.94%	-2.21%	to	-1.72%

VVHYB
2025	0.00%	to	0.50%	5,060,003	14.34	to	26.12	88,310,933	6.32%	8.64%	to	9.18%
2024	0.00%	to	0.50%	4,853,051	13.20	to	23.92	78,551,734	5.31%	5.92%	to	6.45%
2023	0.00%	to	0.50%	4,380,791	12.47	to	22.47	66,834,123	4.98%	11.11%	to	11.67%
2022	0.00%	to	0.50%	4,641,710	11.22	to	20.12	63,887,402	4.72%	-9.81%	to	-9.36%
2021	0.00%	to	0.50%	4,757,537	12.44	to	22.20	73,580,408	4.11%	3.16%	to	3.68%

VVI
2025	0.00%	to	0.50%	8,853,076	21.60	to	30.45	220,601,055	0.82%	19.37%	to	19.97%
2024	0.00%	to	0.50%	8,459,848	18.10	to	25.38	177,059,477	1.21%	8.47%	to	9.01%
2023	0.00%	to	0.50%	9,239,209	16.69	to	23.28	178,272,801	1.48%	14.08%	to	14.65%
2022	0.00%	to	0.50%	9,139,018	14.63	to	20.30	155,031,779	1.31%	-30.47%	to	-30.12%
2021	0.00%	to	0.50%	8,859,048	21.03	to	29.06	215,578,073	0.27%	-2.03%	to	-1.54%

VVMA
2025	0.35%	to	0.50%	3,953,060	16.31	to	16.48	65,063,674	2.37%	15.61%	to	15.78%
2024	0.35%	to	0.50%	3,541,612	14.11	to	14.23	50,348,146	2.23%	9.77%	to	9.94%
2023	0.35%	to	0.50%	2,987,343	12.85	to	12.94	38,631,874	1.84%	14.97%	to	15.15%
2022	0.35%	to	0.50%	2,359,841	11.18	to	11.24	26,506,854	2.41%	-16.35%	to	-16.22%
2021	0.35%	to	0.50%	2,138,904	13.36	to	13.42	28,684,086	1.24%	9.52%	to	9.69%

VVMCI
2025	0.00%	to	0.50%	8,376,315	22.32	to	63.32	258,376,825	1.21%	10.98%	to	11.54%
2024	0.00%	to	0.50%	7,711,500	20.11	to	56.77	216,737,133	1.35%	14.50%	to	15.08%
2023	0.00%	to	0.50%	7,679,068	17.56	to	49.33	189,716,174	1.40%	15.25%	to	15.83%
2022	0.00%	to	0.50%	7,345,241	15.24	to	42.59	158,080,029	1.12%	-19.23%	to	-18.82%
2021	0.00%	to	0.50%	6,970,823	18.87	to	52.46	187,858,423	1.04%	23.74%	to	24.36%

VVREI
2025	0.00%	to	0.50%	5,301,878	14.27	to	39.24	116,772,181	2.66%	2.60%	to	3.11%
2024	0.00%	to	0.50%	5,205,638	13.91	to	38.06	112,512,057	3.04%	4.22%	to	4.74%
2023	0.00%	to	0.50%	5,072,582	13.35	to	36.33	105,745,143	2.58%	11.14%	to	11.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.50%	5,532,405	12.01	to	32.53	104,773,829	1.89%	-26.66%	to	-26.30%
2021	0.00%	to	0.50%	5,329,642	16.37	to	44.13	138,483,548	1.91%	39.51%	to	40.21%

VVSCG
2025	0.00%	to	0.50%	1,613,082	19.05	to	54.19	42,405,519	0.44%	5.58%	to	6.11%
2024	0.00%	to	0.50%	1,219,107	18.05	to	51.07	31,372,758	0.48%	10.82%	to	11.38%
2023	0.00%	to	0.50%	957,289	16.29	to	45.85	23,061,923	0.42%	19.05%	to	19.65%
2022	0.00%	to	0.50%	1,117,482	13.68	to	38.32	22,451,053	0.27%	-25.72%	to	-25.35%
2021	0.00%	to	0.50%	1,230,860	18.42	to	51.34	33,463,717	0.38%	13.65%	to	14.22%

VVSTC
2025	0.00%	to	0.50%	30,376,784	12.15	to	16.72	403,621,948	3.99%	6.32%	to	6.85%
2024	0.00%	to	0.50%	27,213,750	11.43	to	15.65	340,235,896	3.50%	4.37%	to	4.89%
2023	0.00%	to	0.50%	27,594,197	10.95	to	14.92	331,798,390	2.08%	5.63%	to	6.16%
2022	0.00%	to	0.50%	27,771,902	10.37	to	14.05	315,957,076	1.60%	-6.19%	to	-5.72%
2021	0.00%	to	0.50%	26,977,350	11.05	to	14.91	326,647,862	1.97%	-0.95%	to	-0.45%

VVTISI
2025	0.35%	to	0.50%	15,810,694	16.94	to	17.11	269,862,685	2.63%	31.39%	to	31.58%
2024	0.35%	to	0.50%	13,453,648	12.89	to	13.00	174,703,822	2.84%	4.53%	to	4.69%
2023	0.35%	to	0.50%	11,185,496	12.33	to	12.42	138,868,627	2.79%	14.97%	to	15.14%
2022	0.35%	to	0.50%	9,293,032	10.73	to	10.79	100,147,391	3.28%	-16.43%	to	-16.31%
2021	0.35%	to	0.50%	7,728,983	12.84	to	12.89	99,593,374	1.55%	7.99%	to	8.15%

VVTSM
2025	0.00%	to	0.50%	17,785,186	29.72	to	65.32	742,947,509	1.13%	16.35%	to	16.93%
2024	0.00%	to	0.50%	17,176,491	25.54	to	55.86	617,955,371	1.23%	23.09%	to	23.71%
2023	0.00%	to	0.50%	16,482,326	20.75	to	45.15	484,358,314	1.13%	25.32%	to	25.95%
2022	0.00%	to	0.50%	15,571,542	16.56	to	35.85	366,491,063	1.32%	-19.99%	to	-19.59%
2021	0.00%	to	0.50%	14,805,459	20.69	to	44.58	437,772,571	1.14%	25.01%	to	25.64%

PIHYB2
2025	0.00%	to	0.15%	22,852	13.82	to	29.24	639,252	5.82%	7.76%	to	7.92%
2024	0.00%	to	0.15%	46,897	12.82	to	27.09	1,242,374	5.49%	8.31%	to	8.47%
2023	0.00%	to	0.15%	123,137	11.84	to	24.98	3,050,422	5.40%	10.85%	to	11.01%
2022	0.00%			24,990	22.50			562,189	4.87%	-11.44%
2021	0.00%	to	0.15%	365,411	12.08	to	25.40	9,231,705	4.81%	5.29%	to	5.45%

PIVB2
2025	0.00%	to	0.15%	1,742,716	12.11	to	20.26	34,502,363	4.30%	8.72%	to	8.89%
2024	0.00%	to	0.15%	1,777,867	11.14	to	18.61	32,631,126	4.30%	2.86%	to	3.02%
2023	0.00%	to	0.15%	1,336,414	10.83	to	18.06	23,874,506	3.74%	6.54%	to	6.70%
2022	0.00%	to	0.15%	1,263,107	10.17	to	16.93	20,793,411	2.18%	-14.59%	to	-14.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.15%	1,271,864	11.90	to	19.79	24,487,061	1.94%	0.07%	to	0.22%

PIVEI2
2025	0.00%	to	0.15%	83,613	19.16	to	49.72	4,121,320	2.00%	10.97%	to	11.13%
2024	0.00%	to	0.15%	89,424	17.26	to	44.74	3,946,464	1.93%	10.80%	to	10.97%
2023	0.00%	to	0.15%	102,102	15.58	to	40.31	4,074,963	1.60%	7.01%	to	7.17%
2022	0.00%	to	0.15%	124,181	14.56	to	37.61	4,516,790	1.50%	-8.08%	to	-7.94%
2021	0.00%	to	0.15%	144,902	15.84	to	40.86	5,737,576	1.15%	25.14%	to	25.33%

PIVF2
2025	0.00%	to	0.15%	191,344	35.45	to	82.18	14,836,315	0.21%	22.89%	to	23.08%
2024	0.00%	to	0.15%	264,736	28.85	to	66.77	16,882,797	0.47%	22.13%	to	22.31%
2023	0.00%	to	0.15%	154,507	23.62	to	54.59	7,741,378	0.56%	28.39%	to	28.58%
2022	0.00%	to	0.15%	233,674	18.40	to	42.45	9,510,020	0.40%	-19.80%	to	-19.68%
2021	0.00%	to	0.15%	222,177	22.94	to	52.85	11,372,895	0.08%	27.46%	to	27.65%

PIVMV2
2025	0.00%	to	0.15%	146,090	19.06	to	43.69	6,077,332	1.84%	10.69%	to	10.86%
2024	0.00%	to	0.15%	163,181	17.22	to	39.41	5,865,357	1.92%	10.48%	to	10.64%
2023	0.00%	to	0.15%	156,297	15.58	to	35.62	5,240,318	1.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	146,844	13.91	to	31.74	4,563,233	1.30%	-6.03%	to	-5.89%
2021	0.00%	to	0.15%	163,049	14.80	to	33.73	5,278,634	0.56%	29.18%	to	29.37%

PIVSI2
2025	0.00%	to	0.15%	493,263	12.89	to	22.73	10,930,040	4.40%	10.69%	to	10.85%
2024	0.00%	to	0.15%	575,628	11.65	to	20.51	11,587,252	4.02%	3.71%	to	3.86%
2023	0.00%	to	0.15%	591,565	11.23	to	19.74	11,362,015	3.62%	7.91%	to	8.07%
2022	0.00%	to	0.15%	644,350	10.41	to	18.27	11,243,637	2.89%	-12.97%	to	-12.84%
2021	0.00%	to	0.15%	890,218	11.96	to	20.96	17,829,160	3.04%	1.58%	to	1.73%

VRVDIA
2025	0.00%			73,276	16.41			1,202,316	0.15%	9.26%
2024	0.00%			93,331	15.02			1,401,620	0.20%	-5.59%
2023	0.00%			96,563	15.91			1,536,077	0.10%	18.00%
2022	0.00%			104,783	13.48			1,412,553	0.00%	-18.61%
2021	0.00%			109,247	16.56			1,809,572	0.00%	8.32%

VRVDRA
2025	0.00%	to	0.15%	264,831	16.28	to	30.22	7,899,986	2.68%	0.57%	to	0.72%
2024	0.00%	to	0.15%	344,023	16.19	to	30.01	10,195,253	2.15%	10.75%	to	10.92%
2023	0.00%	to	0.15%	204,794	14.62	to	27.05	5,486,437	2.16%	10.86%	to	11.03%
2022	0.00%	to	0.15%	227,285	13.18	to	24.37	5,481,921	0.79%	-26.20%	to	-26.09%
2021	0.00%	to	0.15%	348,489	17.86	to	32.97	11,166,341	0.87%	46.19%	to	46.41%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

VRVNMA
2025	0.00%	to	0.15%	589,329	13.19	to	17.98	10,565,605	5.39%	7.42%	to	7.58%
2024	0.00%	to	0.15%	600,080	12.28	to	16.71	9,963,808	5.57%	5.75%	to	5.91%
2023	0.00%	to	0.15%	627,159	11.61	to	15.78	9,841,620	4.69%	8.52%	to	8.69%
2022	0.00%	to	0.15%	655,035	10.70	to	14.52	9,485,793	3.20%	-9.66%	to	-9.52%
2021	0.00%	to	0.15%	741,385	11.84	to	16.05	11,841,001	2.74%	0.92%	to	1.07%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

FOR THE YEAR ENDED December 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for the each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

                                   KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

                                   International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulations S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2026

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2025	2024
Admitted assets

Invested assets

Bonds	$544,537	$538,081

Stocks	1,990	9,991

Mortgage loans, net of allowance	669	984

Policy loans	3,560	3,831

Cash, cash equivalents and short-term investments	32,486	19,645

Other invested assets	1,968	-
Total invested assets	$585,210	$572,532

Accrued investment income	5,420	5,773

Deferred federal income tax assets, net	8,836	9,561

Other assets	12,792	8,309

Separate account assets	14,305,570	12,061,568
Total admitted assets	$14,917,828	$12,657,743

Liabilities, capital and surplus

Liabilities

Future policy benefits and claims	$249,644	$258,023

Funds withheld and other payables on reinsurance	107,151	114,593

Asset valuation reserve	5,199	5,029

Reinsurance in unauthorized company	7,421	9,218

Other liabilities	35,262	35,591

Separate account liabilities	14,305,570	12,061,568
Total liabilities	$14,710,247	$12,484,022

Capital and surplus

Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding -1,043,565 shares)	$5,009	$5,009

Special surplus funds	894	834

Additional paid-in capital	42,165	42,165

Unassigned surplus	159,513	125,713

Total capital and surplus	$207,581	$173,721

Total liabilities, capital and surplus	$14,917,828	$12,657,743

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in thousands)	2025	2024	2023

Revenues

Premiums and annuity considerations	$1,574,624	$1,348,190	$901,655

Net investment income	26,295	24,325	22,311

Policyholder fee income	29,455	26,482	23,241

Other revenues	1,251	2,150	1,854

Total revenues	$1,631,625	$1,401,147	$949,061

Benefits and expenses

Benefits to policyholders and beneficiaries	$1,095,078	$926,596	$817,326

Decrease in reserves for future policy benefits and claims	(13,408)	(13,935)	(9,017)

Net transfers to separate accounts	503,301	445,603	104,692

Decrease in funds withheld	5,524	5,901	4,944

Other expenses	954	2,384	4,428

Total benefits and expenses	$1,591,449	$1,366,549	$922,373

Income before federal income tax (benefit) expense and net realized capital gains (losses) on investments	$40,176	$34,598	$26,688

Federal income tax (benefit) expense	(735)	3,068	(9,917)

Income before net capital gains (losses) on investments	$40,911	$31,530	$36,605

Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $11, $(65) and $(174) in 2025, 2024 and 2023, respectively, and excluding $(1,012), $(258) and $(1,248) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	40	242	(935)

Net income	$40,951	$31,772	$35,670

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670

Change in asset valuation reserve	-	-	-	(176)	(176)

Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001

Change in deferred income taxes	-	-	-	(6,435)	(6,435)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827

Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772

Change in asset valuation reserve	-	-	-	(1,020)	(1,020)

Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503

Change in deferred income taxes	-	-	-	1,377	1,377

Change in nonadmitted assets	-	-	-	(1,489)	(1,489)

Change in liability for reinsurance in unauthorized company	-	-	-	710	710

Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

Net income	-	-	-	40,951	40,951

Change in asset valuation reserve	-	-	-	(170)	(170)

Change in net unrealized capital gains and losses net of tax expense of $7	-	-	-	(359)	(359)

Change in deferred income taxes	-	-	-	1,010	1,010

Change in nonadmitted assets	-	-	-	(1,719)	(1,719)

Change in liability for reinsurance in unauthorized company	-	-	-	1,796	1,796

Dividends to Nationwide Life Insurance Company	-	-	-	(7,649)	(7,649)

Other, net	-	60	-	(60)	-
Balance as of December 31, 2025	$5,009	$894	$42,165	$159,513	$207,581

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Years ended December 31,
(in thousands)	2025	2024	2023

Cash flows from operating activities:

Premiums collected, net of reinsurance	$1,574,624	$1,348,190	$901,655

Net investment income	25,342	22,898	21,055

Other revenue	30,447	27,212	24,983

Policy benefits and claims paid	(1,094,740)	(925,524)	(817,922)

Commissions, operating expenses and taxes, other than federal income tax paid	(5,490)	(8,338)	(8,291)

Net transfers to separate accounts	(503,279)	(445,576)	(104,668)

Federal income taxes (paid) recovered	(749)	9,192	(122)
Net cash provided by operating activities	$26,155	$28,054	$16,690

Cash flows from investing activities:

Proceeds from investments sold, matured or repaid:

Bonds and stocks	$114,957	$61,685	$43,820

Mortgage loans	315	818	2,552

Other assets	-	-	2
Total investment proceeds	$115,272	$62,503	$46,374

Cost of investments acquired:

Bonds and stocks	$(123,038)	$(83,480)	$(111,362)

Other assets	-	(2)	-
Total investments acquired	$(123,038)	$(83,482)	$(111,362)

Net decrease in policy loans	269	469	295
Net cash used in investing activities	$(7,497)	$(20,510)	$(64,693)

Cash flows from financing activities and miscellaneous sources:

Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,042	$(6,271)	$5,745

Other cash (used) provided	(10,859)	7,845	585
Net cash (used in) provided by financing activities and miscellaneous sources	$(5,817)	$1,574	$6,330

Net increase (decrease) in cash, cash equivalents and short-term investments	$12,841	$9,118	$(41,673)

Cash, cash equivalents and short-term investments at beginning of year	19,645	10,527	52,200
Cash, cash equivalents and short-term investments at end of year	$32,486	$19,645	$10,527

Supplemental disclosure of non-cash activities:

Dividend of subsidiary common stock to stockholder	$7,649	$-	$-

Exchange of bond investment to bond investment	$7,299	$2,004	$26,508

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc., a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from United States (“U.S.”) generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist of surplus notes. Surplus notes are generally stated at amortized cost, except those with a NAIC designation of “3” through “6” which are stated at the lower of amortized cost or fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2025 and 2024, the Company has $894 and $834, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Reconciliation to Annual Statutory Financial Statements

Subsequent to the filing of the Company’s annual statutory financial statements, the Company identified an understatement in its disclosure of separate account reserves presented within Note 32D of the annual statutory financial statements. This resulted in a difference of $33,576 between the annual statutory financial statements and these audited statutory financial statements in the disclosure of annuity reserves within the separate accounts, net, in Note 3 as of December 31, 2025.

Subsequent Events

The Company evaluated subsequent events through April 22, 2026, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,503	$-	$2,503	0%
At book value less current surrender charge of 5% or more	113	-	-	113	0%
At fair value	-	-	14,266,505	14,266,505	98%
Total with market value adjustment or at fair value	$113	$2,503	$14,266,505	$14,269,121	98%
At book value without adjustment (minimal or no charge or adjustment)	246,769	-	-	246,769	2%
Not subject to discretionary withdrawal	11,781	-	414	12,195	0%
Total, gross	$258,663	$2,503	$14,266,919	$14,528,085	100%
Less: Reinsurance ceded	(111,510)	-	-	(111,510)
Total, net	$147,153	$2,503	$14,266,919	$14,416,575
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$28	$-	$-	$28

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%
Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%
Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)
Total, net	$154,570	$2,581	$12,026,712	$12,183,863
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non-guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
At fair value	$-	$33,576	$33,576	46%
Total with market value adjustment or at fair value	$-	$33,576	$33,576	46%
At book value without adjustment (minimal or no charge or adjustment)	38,916	-	38,916	54%
Total, gross	$38,916	$33,576	$72,492	100%
Less: Reinsurance ceded	(1,081)	-	(1,081)
Total, net	$37,835	$33,576	$71,411

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%
Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	$-	$44,915	58%
Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)
Total, net	$43,839	$32,182	$76,021

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2025
At book value without adjustment (minimal or no charge or adjustment)	$58,153	78%
Not subject to discretionary withdrawal	16,255	22%
Total, gross	$74,408	100%
Less: Reinsurance ceded	(9,752)
Total, net	$64,656
December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%
Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)
Total, net	$59,614

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2025	2024
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$173,676	$185,754
Supplemental contracts with life contingencies, net	11,312	12,655
Deposit-type contracts	64,656	59,614
Subtotal	$249,644	$258,023

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	14,302,998	12,061,475
Subtotal	$14,302,998	$12,061,475
Total annuity actuarial reserves and deposit fund liabilities, net	$14,552,642	$12,319,498

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2025
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$74,080	$130,324	$133,150
Subtotal	$74,080	$130,324	$133,150
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	2,987
Accidental death benefits	-	-	6
Disability - active lives	-	-	14
Disability - disabled lives	-	-	1,211
Miscellaneous reserves	-	-	1,457
Total, gross	$74,080	$130,324	$138,825
Less: Reinsurance ceded	(74,080)	(130,324)	(138,825)
Total, net	$-	$-	$-

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920
Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559
Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)
Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$14,305,570	$-	$12,061,568	$-
Total	$14,305,570	$-	$12,061,568	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Separate accounts held by the Company primarily relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2025

Premiums, considerations or deposits	$-	$1,580,201	$1,580,201
Reserves

For accounts with assets at:

Fair value	$2,503	$14,300,495	$14,302,998
Total reserves[1]	$2,503	$14,300,495	$14,302,998
By withdrawal characteristics:

With market value adjustment	$2,503	$-	$2,503

At fair value	-	14,300,081	14,300,081
Subtotal	$2,503	$14,300,081	$14,302,584

Not subject to discretionary withdrawal	-	414	414
Total reserves[1]	$2,503	$14,300,495	$14,302,998

1

The total reserves balance does not equal the liabilities related to separate accounts of $14,305,570 in the statutory statements of admitted assets, liabilities, capital and surplus by $2,572, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024

Premiums, considerations or deposits	$-	$1,350,060	$1,350,060
Reserves

For accounts with assets at:

Fair value	$2,581	$12,058,894	$12,061,475
Total reserves[1]	$2,581	$12,058,894	$12,061,475
By withdrawal characteristics:

With market value adjustment	$2,581	$-	$2,581

At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$12,061,288

Not subject to discretionary withdrawal	-	187	187
Total reserves[1]	$2,581	$12,058,894	$12,061,475

1

The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	2023
Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$1,580,201	$1,350,060	$897,590

Transfers from separate accounts	(1,070,881)	(903,226)	(795,025)
Net transfers to separate accounts	$509,320	$446,834	$102,565

Reconciling adjustments:

Exchange accounts and fees not included in the general account transfers	(5,854)	(978)	2,321

Other miscellaneous adjustments not included in the general account balance	(165)	(253)	(194)
Net transfers as reported in the statutory statements of operations	$503,301	$445,603	$104,692

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:

Issuer credit obligations:

U.S. Government obligations	$16,006	$55	$194	$15,867

Non-U.S. Sovereign jurisdiction securities	1,505	—	145	1,360

Municipal bonds – special revenue	10,538	14	734	9,818

Corporate bonds (unaffiliated)	391,263	5,770	9,735	387,298

Single entity backed obligations (unaffiliated)	4,710	—	749	3,961

Bonds issued by funds representing operating entities	7,061	19	43	7,037
Total issuer credit obligations	$431,083	$5,858	$11,600	$425,341

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	2,723	41	—	2,764

Agency residential mortgage-backed securities – not/partially guaranteed	54,734	148	1,391	53,491

Non-agency residential mortgage-backed securities (unaffiliated)	16,118	388	259	16,247

Non-agency commercial mortgage-backed securities (unaffiliated)	31,906	49	2,691	29,264

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,087	10	2	4,095

Other financial – self-liquidating (unaffiliated)	2,489	6	52	2,443

Non-financial – practical expedient lease-backed securities (unaffiliated)	1,397	—	34	1,363

Total asset-backed securities	$113,454	$642	$4,429	$109,667

Total bonds	$544,537	$6,500	$16,029	$535,008

Preferred stocks unaffiliated	$1,990	$—	$—	$1,990

Total unaffiliated stocks	$1,990	$—	$—	$1,990

Total bonds and unaffiliated stocks	$546,527	$6,500	$16,029	$536,998

December 31, 2024

Bonds:

U.S. Government	$7,833	$—	$434	$7,399

States, territories and possessions	993	—	139	854

Political subdivisions and special revenues	12,396	1	842	11,555

Industrial and miscellaneous	439,272	1,732	17,783	423,221

Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549

Preferred stocks unaffiliated	$1,956	$—	$—	$1,956

Total unaffiliated stocks[1]	$1,956	$—	$—	$1,956

Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

1	Excludes affiliated common stocks with a carrying value of $8,035 as of December 31, 2024. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,379 and $10,271 as of December 31, 2025 and 2024, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:

Due in one year or less	$37,643	$37,623

Due after one year through five years	185,460	188,133

Due after five years through ten years	108,242	108,822

Due after ten years through twenty years	121,886	115,498

Due after twenty years	91,306	84,932
Total bonds	$544,537	$535,008

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025

Bonds:

Issuer credit obligations	$31,965	$200	$159,382	$11,400	$191,347	$11,600

Asset-backed securities	26,492	208	37,045	4,221	63,537	4,429
Total bonds	$58,457	$408	$196,427	$15,621	$254,884	$16,029
Preferred stocks unaffiliated	$-	$-	$976	$24	$976	$24
Total bonds and unaffiliated stocks	$58,457	$408	$197,403	$15,645	$255,860	$16,053

December 31, 2024

Bonds:

U.S. Government	$-	$-	$7,399	$434	$7,399	$434

States, territories and possessions	-	-	854	139	854	139

Political subdivisions	2,237	63	7,717	779	9,954	842

Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783

Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,

(in thousands)	2025	2024	2023
Bonds	$24,400	$23,151	$19,917

Preferred stocks	113	218	339

Common stocks	-	51	222

Mortgage loans	50	71	169

Policy loans	217	247	270

Other	2,043	1,124	1,867

Gross investment income	$26,823	$24,862	$22,784

Investment expenses	(528)	(537)	(473)

Net investment income	$26,295	$24,325	$22,311

There was no investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $5,420 and $5,773, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,

(in thousands)	2025	2024	2023

Net realized capital losses on sales and maturities	$(961)	$(81)	$(1,282)

Other-than-temporary impairments and other	-	-	(1,075)

Total net realized capital losses	$(961)	$(81)	$(2,357)

Tax expense (benefit) on realized losses	11	(65)	(174)

Net realized capital losses, net of tax	$(972)	$(16)	$(2,183)

Less: Net realized losses transferred to the IMR	(1,012)	(258)	(1,248)

Net realized capital gains (losses), net of tax and transfers to the IMR	$40	$242	$(935)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $89 and $1,150, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437 , respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $38 and $1,320 , respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Restricted Assets

The following table summarizes the total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets

(in thousands)	2025	2024
On deposit with states	$10,379	$10,271

Assets held under funds withheld reinsurance agreements	106,538	114,018
Total restricted assets	$116,917	$124,289

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2025

Assets

Preferred stocks unaffiliated	$-	$1,990	$-	$1,990

Separate account assets	14,305,570	-	-	14,305,570
Assets at fair value	$14,305,570	$1,990	$-	$14,307,560

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024

Assets

Preferred stocks unaffiliated	$-	$1,956	$-	$1,956

Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2025
Assets

Issuer credit obligations[1]	$15,867	$401,297	$8,177	$425,341	$431,083

Asset-backed securities	-	109,667	-	109,667	113,454
Total bonds	$15,867	$510,964	$8,177	$535,008	$544,537

Mortgage loans, net of allowance	-	-	669	669	669

Policy loans	-	-	3,560	3,560	3,560

Cash, cash equivalents and short-term investments	(2,965)	35,451	-	32,486	32,486

Other invested assets	-	1,851	-	1,851	1,968
Total assets	$12,902	$548,266	$12,406	$573,574	$583,220

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets

Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081

Mortgage loans, net of allowance	-	-	984	984	984

Policy loans	-	-	3,831	3,831	3,831

Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) reinsurance agreement, as disclosed in Note 8, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,108	$2	$30,110
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,108	$2	$30,110
Less: Deferred tax assets nonadmitted	20,640	-	20,640
Net admitted deferred tax assets	$9,468	$2	$9,470
Less: Deferred tax liabilities	30	604	634
Net admitted deferred tax assets (liabilities)	$9,438	$(602)	$8,836

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	Change
Adjusted gross deferred tax assets	$30,110	$29,017	$1,093
Total deferred tax liabilities	634	544	90
Net deferred tax assets	$29,476	$28,473	$1,003
Less: Tax effect of unrealized gains and losses			(7)
Change in deferred income tax			$1,010

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$8,835	$1	$8,836
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	633	1	634
Admitted deferred tax assets	$9,468	$2	$9,470

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$9,561	$-	$9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	471	73	544
Admitted deferred tax assets	$10,032	$73	$10,105

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $29,812 and $24,624, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $198,745 and $164,159 as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,530% and 2,049% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$195	$295	$(100)
Deferred acquisition costs	29,853	27,753	2,100
Net operating loss carry-forward	-	431	(431)
Tax credit carry-forward	-	403	(403)
Other	60	62	(2)
Subtotal	$30,108	$28,944	$1,164
Nonadmitted	$(20,640)	$(18,912)	$(1,728)
Admitted ordinary deferred tax assets	$9,468	$10,032	$(564)
Capital:
Investments	$2	$73	$(71)
Subtotal	$2	$73	$(71)
Admitted capital deferred tax assets	$2	$73	$(71)
Admitted deferred tax assets	$9,470	$10,105	$(635)

Deferred tax liabilities
Ordinary:
Investments	$(3)	$(3)	$-
Other	(27)	(35)	8
Subtotal	$(30)	$(38)	$8
Capital:
Investments	$(604)	$(506)	$(98)
Subtotal	$(604)	$(506)	$(98)
Deferred tax liabilities	$(634)	$(544)	$(90)
Net deferred tax assets	$8,836	$9,561	$(725)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2025	2024	2023
Current income tax (benefit) expense	$(725)	$3,003	$(10,091)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,010)	(1,377)	6,435
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

Income before income and capital gains taxes	$40,227	$34,775	$25,579
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$8,448	$7,303	$5,372
Decrease in actual tax reported resulting from:
Tax credits	$(4,610)	$(2,118)	$(2,030)
Dividends received deduction	(4,370)	(3,372)	(6,645)
Amortization of interest maintenance reserve	(232)	(100)	(353)
Other	(971)	(87)	-
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2025.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide GSC Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life and Benefits Insurance Company

Nationwide Life Insurance Company

Nationwide Property & Casualty Insurance Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NSM Sales Corporation

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(8)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $138,860 and $150,047 as of December 31, 2025 and 2024, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $106,607 and $113,558 as of December 31, 2025 and 2024, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company, consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(9)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as part of its ongoing operations. The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. Pursuant to a cost sharing agreement between the companies, the amounts associated with these services are subject to allocation based on standard allocation techniques and procedures acceptable under general cost accounting techniques and procedures in conformity with NAIC statutory accounting principles. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, pro rata share of employees or their salaries and other methods agreed to by the participating companies. The Company does not believe amounts recognized under the intercompany agreement are materially different than what would have been recognized had the Company operated on a stand-alone basis. During 2025, 2024 and 2023, the Company’s operating expenses allocated under these agreements were $21,187, $22,192 and $21,696, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $18,174 and $17,493 as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2025, 2024 and 2023 under these agreements were immaterial.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Amounts on deposit with NCMC for the benefit of the Company were $35,450 and $15,609 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $27,410 and $13,968, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

On July 1, 2025, the Company paid a dividend distribution to NLIC that was declared on June 4, 2025. The distribution, which was recorded at a cost of $7,649, consisted of the outstanding common stock of JNLNY.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(10)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(11)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2025 was $202,572 and statutory net gain from operations before realized capital gains or losses for 2025 was $40,911. As of January 1, 2026, the Company had the ability to pay dividends of $40,911 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in thousands)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Fixed maturities:
	Bonds:
	U.S. government and agencies	$16,006	$15,867	$16,006
	Obligations of states and political subdivisions	9,737	9,136	9,737
	Foreign governments	994	908	994
	Public utilities	60,612	60,137	60,612
	All other corporate, mortgage-backed and asset-backed securities	457,188	448,960	457,188
	Total fixed maturities	$544,537	$535,008	$544,537
	Equity securities:
	Nonredeemable preferred stocks	$1,990	$1,990	$1,990
	Total equity securities	$1,990	$1,990	$1,990
	Mortgage loans	$669		$669
	Cash, cash equivalents and short-term investments	32,486		32,486
	Policy loans[1]	3,828		3,560
	Other long-term investments	1,968		1,968
	Total invested assets	$585,478		$585,210

1	Difference from Column B is due to $268 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in thousands)
Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Life insurance in force	$710,347	$(710,347)	$-	$-	0%
Life insurance premiums[1]	$9,275	$(9,275)	$-	$-	0%

2024
Life insurance in force	$781,802	$(781,802)	$-	$-	0%
Life insurance premiums[1]	$9,902	$(9,902)	$-	$-	0%

2023
Life insurance in force	$862,903	$(862,903)	$-	$-	0%
Life insurance premiums[1]	$10,457	$(10,457)	$-	$-	0%

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.